UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21295

JPMorgan Trust I

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

JPMorgan Trust I

Schedule of Portfolio Investments as of January 31, 2018

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© JPMorgan Chase & Co., 2017.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Options Purchased — 0.1%
	Put Options Purchased — 0.1%
	Future Commodity Options — 0.1%
35	100 oz Gold 03/26/2018 at USD 1200.00, American Style (a) Notional Amount: USD 3,500 Exchange Traded	3,150
170	Light Sweet Crude Oil 05/17/2018 at USD 60.00, American Style (a) Notional Amount: USD 170,000 Exchange Traded	224,400

	Total Options Purchased (Cost $224,962)	227,550

PRINCIPAL AMOUNT($)
Short-Term Investments— 95.3%
	Certificates of Deposit— 9.6%
2,100,000	Banco Del Estado De Chile, (Chile), 1.55%, 02/23/2018	2,100,027
1,762,000	BNP Paribas SA, (France), (ICE LIBOR USD 1 Month + 0.20%), 1.76%, 07/23/2018 (aa)	1,762,025
2,900,000	Chiba Bank Ltd., (Japan), 1.72%, 03/20/2018	2,900,127
500,000	Credit Industriel et Commercial, (France), (ICE LIBOR USD 1 Month + 0.17%), 1.72%, 03/09/2018 (aa)	500,128
2,919,000	Credit Industriel et Commercial, (France), (ICE LIBOR USD 1 Month + 0.18%), 1.75%, 07/30/2018 (aa)	2,919,000
1,000,000	Natixis SA, (France), (ICE LIBOR USD 1 Month + 0.16%), 1.73%, 03/28/2018 (aa)	1,000,274
2,700,000	Standard Chartered Bank, (United Kingdom), 1.40%, 02/20/2018	2,699,838
1,000,000	Sumitomo Mitsui Trust Bank Ltd., (Japan), (ICE LIBOR USD 1 Month + 0.19%), 1.75%, 04/03/2018 (aa)	1,000,352
3,500,000	Wells Fargo Bank NA, (ICE LIBOR USD 1 Month + 0.19%), 1.76%, 06/01/2018 (aa)	3,500,739

	Total Certificates of Deposit (Cost $18,381,000)	18,382,510

	Commercial Paper— 68.2% (n)
4,000,000	3M Co., 1.46%, 02/26/2018	3,995,721
2,600,000	Alpine Securitization Ltd., (Switzerland), 1.76%, 04/03/2018 (e)	2,592,276
940,000	American Honda Finance Corp., 1.52%, 02/05/2018	939,817
2,800,000	1.61%, 04/05/2018	2,792,140
2,900,000	Antalis SA, (Jersey), 1.47%, 02/02/2018	2,899,762
3,240,000	Apple, Inc., 1.38%, 02/01/2018 (e)	3,239,878
4,390,000	Autobahn Funding Co. LLC, 1.50%, 03/02/2018 (e)	4,384,220
2,500,000	CDP Financial, Inc., (Canada), 1.46%, 03/08/2018 (e)	2,496,165
5,000,000	Chevron Corp., 1.49%, 02/07/2018	4,998,639

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
3,500,000	Coca-Cola Co. (The), 1.43%, 02/16/2018	3,497,737
2,630,000	Commonwealth Bank of Australia, (Australia), (ICE LIBOR USD 1 Month + 0.18%), 1.77%, 08/17/2018 (aa)	2,629,763
1,240,000	DCAT LLC, 1.66%, 02/09/2018	1,239,508
4,000,000	Erste Abwicklungsanstalt, (Germany), 1.75%, 04/25/2018 (e)	3,983,667
3,900,000	Exxon Mobil Corp., 1.40%, 02/01/2018	3,899,852
2,800,000	First Abu Dhabi Bank PJSC, (United Arab Emirates), 1.74%, 03/13/2018	2,794,751
2,500,000	General Electric Co., 1.50%, 02/02/2018	2,499,808
2,600,000	IBM Credit LLC, 1.53%, 02/14/2018	2,598,539
5,900,000	Johnson & Johnson, 1.45%, 03/12/2018	5,890,055
2,291,000	Kells Funding LLC, 1.76%, 04/20/2018 (e)	2,282,343
2,900,000	Lexington Parker Capital Co. LLC, 1.60%, 03/08/2018	2,895,366
5,000,000	Liberty Street Funding LLC, 1.63%, 03/12/2018	4,991,055
2,400,000	LMA-Americas LLC, 1.43%, 02/09/2018	2,399,125
2,500,000	Macquarie Bank Ltd., (Australia), 1.84%, 03/21/2018	2,494,430
4,350,000	MetLife Funding, Inc., 1.52%, 02/21/2018	4,346,234
5,700,000	Microsoft Corp., 1.47%, 02/06/2018	5,698,684
3,720,000	Mont Blanc Capital Corp., 1.66%, 03/15/2018	3,712,806
5,000,000	Nestle Capital Corp., (Switzerland), 1.44%, 02/12/2018	4,997,725
4,000,000	Ontario Teachers’ Finance Trust, (Canada), 2.08%, 09/07/2018 (e)	3,952,355
1,446,000	PACCAR Financial Corp., 1.47%, 02/20/2018	1,444,795
2,480,000	Pfizer, Inc., 1.52%, 03/12/2018	2,475,820
3,508,000	Regency Markets No. 1 Llc Commercial Paper, (Ireland), 1.50%, 02/12/2018	3,506,243
500,000	Suncorp-Metway Ltd., (Australia), 1.76%, 04/19/2018	498,059
1,000,000	Thunder Bay Funding LLC, 1.71%, 03/15/2018	998,066
3,500,000	Thunder Bay Funding LLC, (ICE LIBOR USD 1 Month + 0.22%), 1.82%, 05/31/2018 (e) (aa)	3,500,072
	Toronto-Dominion Bank (The),
1,300,000	(ICE LIBOR USD 1 Month + 0.19%), 1.57%, 10/03/2018 (aa)	1,300,002
1,300,000	(ICE LIBOR USD 1 Month + 0.13%), 1.72%, 03/02/2018(aa)	1,300,252
1,800,000	(ICE LIBOR USD 1 Month + 0.20%), 1.79%, 08/21/2018(aa)	1,800,078
1,300,000	Toyota Motor Finance Netherlands BV, (Japan), (ICE LIBOR USD 1 Month + 0.20%), 1.79%, 05/24/2018 (aa)	1,300,416
5,300,000	Unilever Capital Corp., 1.35%, 02/01/2018	5,299,797

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — continued
	Commercial Paper — continued
2,000,000	1.50%, 02/26/2018	1,997,832
2,487,000	Victory Receivables Corp., 1.64%, 03/15/2018	2,482,223
6,000,000	Walmart, Inc., 1.47%, 02/12/2018	5,997,088
1,400,000	Westpac Banking Corp., (Australia), (ICE LIBOR USD 1 Month + 0.18%), 1.76%, 08/16/2018 (aa)	1,399,908

	Total Commercial Paper (Cost $130,444,260)	130,443,072

SHARES
	Investment Companies— 17.5%
6,613,343	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.45% (b) (l) †	6,614,665
26,806,063	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l)	26,806,063

	Total Investment Companies (Cost $33,420,731)	33,420,728

	Total Short-Term Investments (Cost $182,245,991)	182,246,310

	Total Investments — 95.4% (Cost $182,470,953)	182,473,860
	Other Assets in Excess of Liabilities — 4.6%	8,835,952

	NET ASSETS — 100.0%	$191,309,812

Percentages indicated are based on net assets.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Natural Gas	10	02/2018	USD	299,500	(6,526)
Natural Gas	376	02/2018	USD	11,261,200	316,318
RBOB Gasoline	3	02/2018	USD	238,606	5,120
Sugar No. 11	40	02/2018	USD	592,704	(20,751)
Bloomberg Commodity Index	108	03/2018	USD	968,760	(10,020)
Brent Crude Oil	214	03/2018	USD	14,673,980	(103,802)
KC HRW Wheat	9	03/2018	USD	210,262	12,374
Soybean	30	03/2018	USD	1,493,625	56,849
Soybean Meal	5	03/2018	USD	168,900	11,315
Wheat	25	03/2018	USD	564,688	23,901
Lean Hogs	135	04/2018	USD	3,901,500	(14,128)
Live Cattle	6	04/2018	USD	295,020	(1,938)
Natural Gas	225	04/2018	USD	6,421,500	263,563
RBOB Gasoline	610	04/2018	USD	52,994,970	600,478
Copper	4	05/2018	USD	321,500	(310)
Corn	55	05/2018	USD	1,016,125	34,073
Soybean Oil	33	05/2018	USD	658,944	(6,829)
WTI Crude Oil	253	05/2018	USD	16,181,880	1,808,230
100 oz Gold	4	06/2018	USD	539,360	(3,290)
Silver	5	07/2018	USD	435,550	6,287

					2,970,914

Short Contracts
NY Harbor ULSD	(4)	02/2018	USD	(347,155)	174
RBOB Gasoline	(610)	06/2018	USD	(52,205,874)	(526,802)

					(526,628)

					2,444,286

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Over the Counter (“OTC”) Return swap contracts on Commodities and Commodities Indices outstanding as of January 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)

BBG Heating Oil Index	0.14% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Macquarie Bank Ltd.	07/12/2018	USD 6,390,000	1,130,342
BBG Industrial Metals Index	0.18% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Macquarie Bank Ltd.	06/20/2018	USD 31,350,000	2,021,142
CBOT HRW Wheat March 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	02/26/2018	USD 2,032,313	70,235
CBOT Soybean July 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	06/27/2018	USD 5,863,125	131,880
CBOT Soybean Meal March 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	02/26/2018	USD 5,128,800	275,695
COMEX Gold June 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	05/29/2018	USD 2,779,455	51,916
COMEX Gold June 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	05/29/2018	USD 18,181,895	557,972
COMEX Silver July 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	06/27/2018	USD 6,653,985	139,674
Macquarie Commodity Product Index	0.22% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Macquarie Bank Ltd.	06/05/2018	USD 6,130,000	579,031

							4,957,887

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)

BBG Softs Index	0.14% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Macquarie Bank Ltd.	06/20/2018	USD 3,900,000	(197,517)
BBG Softs Index	0.14% and decreases in total return of the reference entity	Increases in total return of the reference entity	At Termination	Macquarie Bank Ltd.	06/20/2018	USD 8,900,000	(109,109)
CBOT Corn May 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	04/26/2018	USD 11,582,375	(127,396)
CBOT Soybean March 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	02/26/2018	USD 9,622,256	(13,254)
CBOT Soybean November 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	10/29/2018	USD 5,857,225	(107,736)
CBOT Soybean Oil May 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	04/26/2018	USD 4,708,800	(215,191)
CBOT Wheat March 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	02/26/2018	USD 6,803,875	(930,095)
CME Live Cattle April 2018 Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At Termination	Macquarie Bank Ltd.	04/05/2018	USD 8,092,665	(175,804)

							(1,876,102)

							3,081,785

Summary of total swap contracts outstanding as of January 31, 2018:

Value ($)
Assets
OTC Return swap contracts on Commodities and Commodities Indices outstanding	4,957,887

Total OTC swap contracts outstanding	4,957,887

Liabilities
OTC Return swap contracts on Commodities and Commodities Indices outstanding	(1,876,102)

Total OTC swap contracts outstanding	(1,876,102)

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS:

BBG	—	Bloomberg
Brent	—	Broom, Rannoch, Etieve, Ness, Tarbat
CBOT	—	Chicago Board of Trade
CME	—	Chicago Mercantile Exchange
COMEX	—	Commodity Exchange, Inc.
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
RBOB	—	Reformulated Blendstock for Oxygenate Blending
ULSD	—	Ultra Low Sulfur Diesel
USD	—	United States Dollar
WTI	—	West Texas Intermediate

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(n)	—	The rate shown is the effective yield as of January 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.
†	—	The value of investments restricted as collateral for swaps to the broker is $6,602,496.

Commodities Strategy Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on September 5, 2012 and is a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objective and policies as described in the Fund’s prospectus. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and Options are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Options Purchased
Put Options Purchased	$227,550	$—	$—	$227,550
Short-Term Investments
Certificates of Deposit	—	18,382,510	—	18,382,510
Commercial Paper	—	130,443,072	—	130,443,072
Investment Company	33,420,728	—	—	33,420,728

Total Short-Term Investments	33,420,728	148,825,582	—	182,246,310

Total Investments in Securities	$33,648,278	$148,825,582	$—	$182,473,860

Appreciation in Other Financial Instruments
Futures Contracts	$3,138,682	$—	$—	$3,138,682
Swaps	—	4,957,887	—	4,957,887

Total Appreciation in Other Financial Instruments	$3,138,682	$4,957,887	$—	$8,096,569

Depreciation in Other Financial Instruments
Futures Contracts	$(694,396)	$—	$—	$(694,396)
Swaps	—	(1,876,102)	—	(1,876,102)

Total Depreciation in Other Financial Instruments	$(694,396)	$(1,876,102)	$—	$(2,570,498)

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including futures, Options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options.

(2). Futures Contracts — The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument.

JPMorgan Commodities Strategy Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty, and net amounts owed or due across transactions).

(3). Swaps — The Fund engaged in various swap transactions, including physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Return Swaps on Commodities and Commodity Indices

The Fund used return swaps on physical commodities, commodities futures and commodity futures indices to obtain long and short exposure to commodities markets. The value of a swap agreement is recorded at the beginning of the measurement period. Swaps on commodity futures and commodity indices values are based on the values of underlying commodity spot prices or futures contracts, using the last sale or closing price from the principal exchange on which the contract is traded. Under some circumstances, commodity futures exchanges may establish daily limits on the amount that the price of a commodity futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of unfavorable positions. Realized gain or loss is recorded upon termination of a swap and is based on the difference between the contract price and market price of the underlying instrument or when an offsetting position is entered into. Return swaps on commodity indices are subject to monthly/quarterly resets. Realized gain or loss is recorded on reset date of the swap and is based on the difference between contract and market price of underlying instrument.

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 67.1%
	Consumer Discretionary — 12.1%
	Auto Components — 0.5%
13,766	BorgWarner, Inc.	774,475
2,332	Cooper-Standard Holdings, Inc. (a)	290,544
31,295	Gentex Corp.	741,065
898	Lear Corp.	173,440
3,708	Linamar Corp., (Canada)	218,953

		2,198,477

	Automobiles — 0.2%
21,300	General Motors Co.	903,333

	Diversified Consumer Services — 0.1%
27,535	H&R Block, Inc.	730,779

	Hotels, Restaurants & Leisure — 3.0%
56,900	Bloomin’ Brands, Inc.	1,253,507
23,800	Brinker International, Inc.	864,892
37,768	Buffalo Wild Wings, Inc. (a)	5,929,576
3,900	Churchill Downs, Inc.	1,010,100
5,000	Domino’s Pizza, Inc.	1,084,250
62,600	La Quinta Holdings, Inc. (a)	1,247,618
12,200	Six Flags Entertainment Corp.	824,232
14,677	Wyndham Worldwide Corp.	1,821,856

		14,036,031

	Household Durables — 0.9%
37,259	Beazer Homes USA, Inc. (a)	690,782
7,145	MDC Holdings, Inc.	240,858
29,400	PulteGroup, Inc.	935,802
28,892	Taylor Morrison Home Corp., Class A (a)	734,724
14,813	Toll Brothers, Inc.	689,989
53,200	TRI Pointe Group, Inc. (a)	867,692

		4,159,847

	Leisure Products — 0.1%
15,300	Bandai Namco Holdings, Inc., (Japan)	500,699

	Media — 3.6%
16,700	AMC Networks, Inc., Class A (a)	861,553
11,127	John Wiley & Sons, Inc., Class A	705,452
9,492	Omnicom Group, Inc.	727,562
282,222	Regal Entertainment Group, Class A	6,457,239
83,241	Scripps Networks Interactive, Inc., Class A	7,324,375
18,717	Sinclair Broadcast Group, Inc., Class A	694,401

		16,770,582

	Multiline Retail — 0.5%
19,045	Big Lots, Inc.	1,157,555
9,145	Dillard’s, Inc., Class A	617,836
7,497	Target Corp.	563,925

		2,339,316

SHARES	SECURITY DESCRIPTION	VALUE($)
	Specialty Retail — 2.5%
17,359	Aaron’s, Inc.	709,810
40,020	American Eagle Outfitters, Inc.	720,360
3,520	Best Buy Co., Inc.	257,171
77,429	Chico’s FAS, Inc.	736,350
1,482	Children’s Place, Inc. (The)	222,004
20,568	Conn’s, Inc. (a)	684,914
51,953	Dick’s Sporting Goods, Inc.	1,634,441
20,900	Foot Locker, Inc.	1,027,235
11,300	Murphy USA, Inc. (a)	964,003
3,900	O’Reilly Automotive, Inc. (a)	1,032,291
117,252	Rent-A-Center, Inc.	1,269,839
48,400	Sally Beauty Holdings, Inc. (a)	803,924
17,600	Signet Jewelers Ltd.	931,040
27,500	Urban Outfitters, Inc. (a)	938,025

		11,931,407

	Textiles, Apparel & Luxury Goods — 0.7%
84,800	Crocs, Inc. (a)	1,145,648
4,787	PVH Corp.	742,368
6,179	Ralph Lauren Corp.	706,322
21,839	Wolverine World Wide, Inc.	716,974

		3,311,312

	Total Consumer Discretionary	56,881,783

	Consumer Staples — 4.5%
	Beverages — 0.3%
4,800	Boston Beer Co., Inc. (The), Class A (a)	911,280
6,047	PepsiCo, Inc.	727,454

		1,638,734

	Food & Staples Retailing — 0.9%
14,600	Matsumotokiyoshi Holdings Co. Ltd., (Japan)	599,868
221,374	Metcash Ltd., (Australia)	570,907
15,048	United Natural Foods, Inc. (a)	716,285
21,932	Walgreens Boots Alliance, Inc.	1,650,602
6,823	Walmart, Inc.	727,332

		4,264,994

	Food Products — 2.4%
19,398	Conagra Brands, Inc.	737,124
38,240	Flowers Foods, Inc.	749,886
5,546	Fresh Del Monte Produce, Inc.	262,381
5,218	Ingredion, Inc.	749,514
6,882	McCormick & Co., Inc. (Non-Voting)	748,555
18,500	Nichirei Corp., (Japan)	496,624
87,500	Nippon Suisan Kaisha Ltd., (Japan)	467,137
43,400	Nomad Foods Ltd., (United Kingdom) (a)	739,536

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Food Products — continued
5,556	Sanderson Farms, Inc.	705,056
110,410	Snyder’s-Lance, Inc.	5,518,292

		11,174,105

	Household Products — 0.5%
15,801	Church & Dwight Co., Inc.	771,879
6,071	Kimberly-Clark Corp.	710,307
8,378	Procter & Gamble Co. (The)	723,357

		2,205,543

	Personal Products — 0.4%
13,300	Herbalife Ltd. (a)	1,103,767
10,013	Nu Skin Enterprises, Inc., Class A	719,334
1,149	USANA Health Sciences, Inc. (a)	85,773

		1,908,874

	Total Consumer Staples	21,192,250

	Energy — 2.9%
	Energy Equipment & Services — 1.1%
19,434	National Oilwell Varco, Inc.	712,839
138,155	Noble Corp. plc (a)	647,947
35,920	Oceaneering International, Inc.	742,826
29,953	Patterson-UTI Energy, Inc.	707,490
29,201	RPC, Inc.	589,860
7,300	Tidewater, Inc. (a)	204,035
65,033	Transocean Ltd. (a)	701,706
27,670	Unit Corp. (a)	670,444

		4,977,147

	Oil, Gas & Consumable Fuels — 1.8%
6,852	Andeavor	741,112
49,881	CNX Resources Corp. (a)	698,833
19,732	CVR Energy, Inc.	706,208
3,300	Energen Corp. (a)	172,359
15,957	HollyFrontier Corp.	765,298
24,288	Marathon Petroleum Corp.	1,682,430
22,374	PBF Energy, Inc., Class A	723,351
6,800	Peabody Energy Corp. (a)	274,788
7,407	Phillips 66	758,477
46,482	Ship Finance International Ltd., (Norway)	711,175
41,900	Showa Shell Sekiyu KK, (Japan)	595,656
9,900	Stone Energy Corp. (a)	357,786
2,819	Valero Energy Corp.	270,539

		8,458,012

	Total Energy	13,435,159

	Financials — 5.4%
	Banks — 1.1%
27,200	BancorpSouth Bank	912,560
7,743	Bank of Nova Scotia (The), (Canada)	514,437
18,200	CIT Group, Inc.	922,558
13,200	Customers Bancorp, Inc. (a)	404,580

SHARES	SECURITY DESCRIPTION	VALUE($)
	Banks — continued
29,300	Fifth Third Bancorp	969,830
6,550	Royal Bank of Canada, (Canada)	560,851
8,555	Toronto-Dominion Bank (The), (Canada)	520,394
8,600	Union Bankshares Corp.	324,650

		5,129,860

	Capital Markets — 0.8%
17,994	Artisan Partners Asset Management, Inc., Class A	704,465
48,494	BGC Partners, Inc., Class A	693,949
10,300	Evercore, Inc., Class A	1,035,665
13,892	IGM Financial, Inc., (Canada)	496,159
32,202	Waddell & Reed Financial, Inc., Class A	740,646

		3,670,884

	Consumer Finance — 0.2%
66,400	Navient Corp.	946,200

	Insurance — 3.2%
8,119	Aflac, Inc.	716,096
203,003	AmTrust Financial Services, Inc.	2,724,300
14,009	Athene Holding Ltd., Class A (a)	702,692
3,203	Everest Re Group Ltd.	736,050
11,815	First American Financial Corp.	697,912
33,674	Old Republic International Corp.	723,654
9,830	Principal Financial Group, Inc.	664,508
5,848	Prudential Financial, Inc.	694,859
13,936	Unum Group	741,256
95,863	Validus Holdings Ltd.	6,489,925

		14,891,252

	Thrifts & Mortgage Finance — 0.1%
19,506	Flagstar Bancorp, Inc. (a)	726,599

	Total Financials	25,364,795

	Health Care — 10.1%
	Biotechnology — 3.5%
9,000	Acorda Therapeutics, Inc. (a)	233,550
65,692	Bioverativ, Inc. (a)	6,770,218
80,548	Ignyta, Inc. (a)	2,166,741
83,584	Juno Therapeutics, Inc. (a)	7,172,343

		16,342,852

	Health Care Equipment & Supplies — 1.5%
3,020	Cooper Cos., Inc. (The)	738,903
7,097	Danaher Corp.	718,784
15,370	Halyard Health, Inc. (a)	750,210
8,281	Masimo Corp. (a)	780,402
33,240	Natus Medical, Inc. (a)	1,032,102
63,872	NxStage Medical, Inc. (a)	1,598,716
8,033	STERIS plc	730,360
2,622	Teleflex, Inc.	728,261

		7,077,738

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Health Care Providers & Services — 1.7%
6,261	Aetna, Inc.	1,169,680
440	Chemed Corp.	114,651
3,275	Cigna Corp.	682,346
36,600	Community Health Systems, Inc. (a)	206,790
13,695	Encompass Health Corp.	724,739
5,374	Express Scripts Holding Co. (a)	425,513
1,341	Humana, Inc.	377,934
183,097	Kindred Healthcare, Inc.	1,684,493
11,299	LHC Group, Inc. (a)	709,577
4,700	MEDNAX, Inc. (a)	248,207
29,863	Owens & Minor, Inc.	628,915
2,677	Quest Diagnostics, Inc.	283,280
759	UnitedHealth Group, Inc.	179,716
3,375	WellCare Health Plans, Inc. (a)	710,033

		8,145,874

	Health Care Technology — 0.1%
1,900	athenahealth, Inc. (a)	238,089

	Life Sciences Tools & Services — 0.9%
10,685	Agilent Technologies, Inc.	784,599
13,047	Cambrex Corp. (a)	735,198
6,186	ICON plc (a)	677,491
8,862	PerkinElmer, Inc.	710,378
7,832	PRA Health Sciences, Inc. (a)	713,182
3,377	Waters Corp. (a)	728,115

		4,348,963

	Pharmaceuticals — 2.4%
209,585	Akorn, Inc. (a)	6,752,829
1,437	Johnson & Johnson	198,579
20,325	Mallinckrodt plc (a)	367,069
11,903	Merck & Co., Inc.	705,253
20,700	Mitsubishi Tanabe Pharma Corp., (Japan)	420,983
20,455	Pfizer, Inc.	757,653
4,425	STADA Arzneimittel AG, (Germany)	480,273
104,418	Sucampo Pharmaceuticals, Inc., Class A (a)	1,874,303

		11,556,942

	Total Health Care	47,710,458

	Industrials — 8.4%
	Aerospace & Defense — 1.7%
8,903	HEICO Corp.	715,109
47,084	Rockwell Collins, Inc.	6,520,663
7,282	Spirit AeroSystems Holdings, Inc., Class A	745,386

		7,981,158

	Airlines — 0.6%
13,291	Delta Air Lines, Inc.	754,530

SHARES	SECURITY DESCRIPTION	VALUE($)
	Airlines — continued
21,121	Hawaiian Holdings, Inc.	788,869
36,371	JetBlue Airways Corp. (a)	758,699
107,017	Qantas Airways Ltd., (Australia)	453,528

		2,755,626

	Building Products — 0.2%
10,562	Fortune Brands Home & Security, Inc.	749,162
1,810	Owens Corning	168,276

		917,438

	Commercial Services & Supplies — 0.5%
19,287	Brady Corp., Class A	737,728
4,038	Deluxe Corp.	299,902
17,917	Herman Miller, Inc.	725,639
32,960	Quad/Graphics, Inc.	729,075

		2,492,344

	Construction & Engineering — 0.3%
51,130	Chicago Bridge & Iron Co. NV	1,067,083
76,600	Penta-Ocean Construction Co. Ltd., (Japan)	591,821

		1,658,904

	Electrical Equipment — 1.2%
9,430	AMETEK, Inc.	719,509
8,535	Eaton Corp. plc	716,684
10,629	EnerSys	747,325
101,009	General Cable Corp.	2,999,967
9,232	Regal Beloit Corp.	719,173

		5,902,658

	Industrial Conglomerates — 0.4%
2,840	3M Co.	711,420
7,900	Honeywell International, Inc.	1,261,393

		1,972,813

	Machinery — 2.3%
37,784	Allison Transmission Holdings, Inc.	1,671,564
3,525	Barnes Group, Inc.	231,910
7,804	Crane Co.	779,932
4,172	Cummins, Inc.	784,336
13,600	Dover Corp.	1,444,456
14,047	Greenbrier Cos., Inc. (The)	704,457
6,248	Hillenbrand, Inc.	276,786
8,256	Ingersoll-Rand plc	781,265
16,100	Pentair plc, (United Kingdom)	1,151,150
4,299	Stanley Black & Decker, Inc.	714,623
19,800	Terex Corp.	930,996
13,380	Timken Co. (The)	703,119
17,395	Wabash National Corp.	449,313

		10,623,907

	Professional Services — 0.5%
36,901	FTI Consulting, Inc. (a)	1,604,086

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Professional Services — continued
5,435	ManpowerGroup, Inc.	714,105

		2,318,191

	Trading Companies & Distributors — 0.7%
15,600	AerCap Holdings NV, (Ireland) (a)	843,960
9,822	Applied Industrial Technologies, Inc.	724,372
23,200	HD Supply Holdings, Inc. (a)	902,248
13,332	Rush Enterprises, Inc., Class A (a)	720,595

		3,191,175

	Total Industrials	39,814,214

	Information Technology — 14.3%
	Communications Equipment — 0.6%
8,554	Cisco Systems, Inc.	355,333
9,839	InterDigital, Inc.	767,934
26,206	Juniper Networks, Inc.	685,287
13,924	Plantronics, Inc.	821,377

		2,629,931

	Electronic Equipment, Instruments & Components — 2.1%
8,673	Belden, Inc.	735,210
25,660	Benchmark Electronics, Inc. (a)	742,857
39,940	Corning, Inc.	1,246,927
10,758	Dolby Laboratories, Inc., Class A	692,170
27,838	Jabil, Inc.	707,920
9,760	Methode Electronics, Inc.	398,696
14,985	Orbotech Ltd., (Israel) (a)	798,101
7,652	TE Connectivity Ltd.	784,560
7,066	Tech Data Corp. (a)	708,508
16,336	Trimble, Inc. (a)	720,418
43,568	TTM Technologies, Inc. (a)	718,436
32,589	Vishay Intertechnology, Inc.	715,328
5,945	Zebra Technologies Corp., Class A (a)	732,186

		9,701,317

	Internet Software & Services — 0.4%
4,300	Akamai Technologies, Inc. (a)	288,057
622	Alphabet, Inc., Class A (a)	735,341
30,616	Blucora, Inc. (a)	747,030
8,500	Mixi, Inc., (Japan)	375,327

		2,145,755

	IT Services — 3.9%
5,622	Amdocs Ltd.	384,545
129,485	Blackhawk Network Holdings, Inc. (a)	5,885,093
29,073	Convergys Corp.	676,529
79,147	DST Systems, Inc.	6,598,485
12,500	DXC Technology Co.	1,244,375
7,653	Euronet Worldwide, Inc. (a)	718,387
7,140	Fidelity National Information Services, Inc.	730,851
22,414	Genpact Ltd.	760,731

SHARES	SECURITY DESCRIPTION	VALUE($)
	IT Services — continued
5,838	Visa, Inc., Class A	725,255
22,719	Western Union Co. (The)	472,328

		18,196,579

	Semiconductors & Semiconductor Equipment — 4.5%
6,171	Advanced Energy Industries, Inc. (a)	438,943
13,037	Applied Materials, Inc.	699,174
7,294	Cabot Microelectronics Corp.	743,186
21,456	Entegris, Inc.	698,393
7,832	Intel Corp.	377,032
29,611	Kulicke & Soffa Industries, Inc., (Singapore) (a)	681,349
3,637	Lam Research Corp.	696,558
12,651	Maxim Integrated Products, Inc.	771,711
7,672	Microchip Technology, Inc.	730,528
18,394	Micron Technology, Inc. (a)	804,186
60,644	NXP Semiconductors NV, (Netherlands) (a)	7,296,686
27,178	QUALCOMM, Inc.	1,854,898
20,283	Semtech Corp. (a)	726,131
7,463	Silicon Laboratories, Inc. (a)	717,941
8,231	Skyworks Solutions, Inc.	800,136
10,528	Teradyne, Inc.	482,604
7,003	Texas Instruments, Inc.	768,019
9,100	Ulvac, Inc., (Japan)	609,998
19,475	Versum Materials, Inc.	716,680
10,301	Xilinx, Inc.	752,179

		21,366,332

	Software — 2.5%
136,393	Barracuda Networks, Inc. (a)	3,757,627
74,282	BroadSoft, Inc. (a)	4,078,082
7,756	Citrix Systems, Inc. (a)	719,447
17,400	Nexon Co. Ltd., (Japan)	581,358
9,061	Oracle Corp.	467,457
20,391	Progress Software Corp.	1,016,084
7,927	Synopsys, Inc. (a)	734,119
4,667	VMware, Inc., Class A (a)	577,728

		11,931,902

	Technology Hardware, Storage & Peripherals — 0.3%
656	Apple, Inc.	109,834
33,802	HP, Inc.	788,263
8,347	Western Digital Corp.	742,716

		1,640,813

	Total Information Technology	67,612,629

	Materials — 5.0%
	Chemicals — 3.1%
31,890	Calgon Carbon Corp.	680,851
6,904	Celanese Corp., Series A	746,737
7,224	Eastman Chemical Co.	716,476

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Chemicals — continued
20,810	Huntsman Corp.	719,402
14,706	Innophos Holdings, Inc.	680,446
25,400	Kuraray Co. Ltd., (Japan)	477,096
1,193	LyondellBasell Industries NV, Class A	142,969
22,000	Mitsubishi Gas Chemical Co., Inc., (Japan)	623,608
57,330	Monsanto Co.	6,982,794
102,500	Platform Speciality (a)	1,200,275
40,736	Rayonier Advanced Materials, Inc.	770,725
21,000	Tosoh Corp., (Japan)	483,468
2,486	Trinseo SA	204,971

		14,429,818

	Containers & Packaging — 0.8%
6,332	Avery Dennison Corp.	776,810
13,081	Greif, Inc., Class A	773,349
31,565	Owens-Illinois, Inc. (a)	732,939
6,262	Packaging Corp. of America	786,695
18,800	Sealed Air Corp.	890,180

		3,959,973

	Metals & Mining — 1.0%
52,802	BlueScope Steel Ltd., (Australia)	613,189
102,515	Fortescue Metals Group Ltd., (Australia)	407,110
6,436	Kaiser Aluminum Corp.	709,505
143,089	Regis Resources Ltd., (Australia)	475,253
44,200	Sandstorm Gold Ltd., (Canada) (a)	232,499
20,510	Schnitzer Steel Industries, Inc., Class A	701,442
15,421	Steel Dynamics, Inc.	700,113
70,278	Westgold Resources Ltd., (Australia) (a)	89,090
15,978	Worthington Industries, Inc.	747,131

		4,675,332

	Paper & Forest Products — 0.1%
24,208	Louisiana-Pacific Corp. (a)	716,799

	Total Materials	23,781,922

	Real Estate — 0.3%
	Real Estate Management & Development — 0.3%
5,300	CBRE Group, Inc., Class A (a)	242,157
29,571	First Capital Realty, Inc., (Canada)	494,533
24,600	Nomura Real Estate Holdings, Inc., (Japan)	589,358

	Total Real Estate	1,326,048

	Telecommunication Services — 0.6%
	Diversified Telecommunication Services — 0.5%
13,207	Straight Path Communications, Inc., Class B (a)	2,410,278
	Wireless Telecommunication Services — 0.1%
19,700	NTT DOCOMO, Inc., (Japan)	489,494

	Total Telecommunication Services	2,899,772

SHARES	SECURITY DESCRIPTION	VALUE($)
	Utilities — 3.5%
	Electric Utilities — 0.3%
11,661	Eversource Energy	735,692
21,427	Hawaiian Electric Industries, Inc.	730,875

		1,466,567

	Gas Utilities — 0.7%
40,511	WGL Holdings, Inc.	3,411,836

	Independent Power and Renewable Electricity Producers — 1.8%
68,559	AES Corp.	792,542
452,143	Calpine Corp. (a)	6,822,838
38,390	NRG Yield, Inc., Class C	725,571

		8,340,951

	Multi-Utilities — 0.7%
5,926	Ameren Corp.	335,590
34,452	Avista Corp.	1,735,003
12,740	CenterPoint Energy, Inc.	359,013
10,891	WEC Energy Group, Inc.	700,291

		3,129,897

	Total Utilities	16,349,251

	Total Common Stocks (Cost $290,288,828)	316,368,281

Convertible Preferred Stocks — 1.0%
	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
6,000	Hess Corp., 8.00%, 02/01/2019 ($50 par value)	359,220
7,550	Kinder Morgan, Inc., Series A, 9.75%, 10/26/2018 ($49 par value)	277,915

	Total Energy	637,135

	Financials — 0.1%
	Banks — 0.1%
263	Bank of America Corp., Series L, 7.25% ($1,000 par value)	331,906
263	Wells Fargo & Co., Series L, 7.50% ($1,000 par value)	336,640

	Total Financials	668,546

	Health Care — 0.3%
	Health Care Equipment & Supplies — 0.1%
6,000	Becton Dickinson and Co., Series A, 6.13%, 05/01/2020 ($50 par value)	376,320

	Health Care Providers & Services — 0.1%
6,550	Anthem, Inc., 5.25%, 05/01/2018 ($50 par value)	393,393

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Convertible Preferred Stocks — continued
	Pharmaceuticals — 0.1%
1,000	Allergan plc, Series A, 5.50%, 03/01/2018 ($1,000 par value)	647,700

	Total Health Care	1,417,413

	Industrials — 0.2%
	Commercial Services & Supplies — 0.1%
5,300	Stericycle, Inc., 5.25%, 09/15/2018 ($100 par value)	312,329

	Machinery — 0.1%
3,300	Stanley Black & Decker, Inc., 5.38%, 05/15/2020 ($100 par value)	393,195

	Total Industrials	705,524

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
3,500	Welltower, Inc., Series I, 6.50% ($50 par value)	202,545

	Utilities — 0.2%
	Electric Utilities — 0.1%
5,000	NextEra Energy, Inc., 6.37%, 09/01/2018 ($50 par value)	354,800

	Multi-Utilities — 0.1%
6,000	Dominion Energy, Inc., Series A, 6.75%, 08/15/2019 ($50 par value)	302,820
6,000	DTE Energy Co., 6.50%, 10/01/2019 ($50 par value)	316,440

		619,260

	Total Utilities	974,060

	Total Convertible Preferred Stocks (Cost $4,651,518)	4,605,223

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — 4.0%
	Consumer Discretionary — 0.3%
	Internet & Direct Marketing Retail — 0.3%
	Priceline Group, Inc. (The),
109,000	0.35%, 06/15/2020	161,593
110,000	1.00%, 03/15/2018	221,885
469,000	Shutterfly, Inc., 0.25%, 05/15/2018	506,752
395,000	Vipshop Holdings Ltd., (China), 1.50%, 03/15/2019	425,455

	Total Consumer Discretionary	1,315,685

	Energy — 0.1%
	Oil, Gas & Consumable Fuels — 0.1%
478,000	Cheniere Energy, Inc., 4.25%, 03/15/2045	367,104

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
	Oil, Gas & Consumable Fuels — continued
350,000	Oasis Petroleum, Inc., 2.63%, 09/15/2023	371,321

	Total Energy	738,425

	Financials — 0.3%
	Capital Markets — 0.1%
518,000	Prospect Capital Corp., 4.75%, 04/15/2020	523,169

	Insurance — 0.1%
328,000	Old Republic International Corp., 3.75%, 03/15/2018	479,822

	Mortgage Real Estate Investment Trusts (REITs) — 0.1%
	Starwood Property Trust, Inc.,
283,000	4.00%, 01/15/2019	299,301
194,000	4.55%, 03/01/2018	195,941

		495,242

	Total Financials	1,498,233

	Health Care — 1.1%
	Biotechnology — 0.5%
573,000	Acorda Therapeutics, Inc., 1.75%, 06/15/2021	537,330
343,000	AMAG Pharmaceuticals, Inc., 3.25%, 06/01/2022	301,545
	BioMarin Pharmaceutical, Inc.,
303,000	0.75%, 10/15/2018	322,580
273,000	1.50%, 10/15/2020	319,136
441,000	Intercept Pharmaceuticals, Inc., 3.25%, 07/01/2023	349,890
485,000	Ionis Pharmaceuticals, Inc., 1.00%, 11/15/2021	517,934

		2,348,415

	Health Care Equipment & Supplies — 0.1%
269,000	NuVasive, Inc., 2.25%, 03/15/2021	287,128

	Health Care Providers & Services — 0.3%
97,000	Anthem, Inc., 2.75%, 10/15/2042	329,845
477,000	Brookdale Senior Living, Inc., 2.75%, 06/15/2018	473,780
199,000	Molina Healthcare, Inc., 1.13%, 01/15/2020	447,484

		1,251,109

	Health Care Technology — 0.1%
434,000	Allscripts Healthcare Solutions, Inc., 1.25%, 07/01/2020	466,984

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
Convertible Bonds — continued
	Life Sciences Tools & Services — 0.0% (g)
137,000	Illumina, Inc., 0.50%, 06/15/2021	165,382

	Pharmaceuticals — 0.1%
180,000	CB Impax Laboratories, 2.00%, 06/15/2022 (bb)	—
103,000	Impax Laboratories, Inc., 2.00%, 06/15/2022	100,267
581,000	Jazz Investments I Ltd., 1.88%, 08/15/2021	595,431

		695,698

	Total Health Care	5,214,716

	Industrials — 0.1%
	Machinery — 0.1%
339,000	Trinity Industries, Inc., 3.88%, 06/01/2036	495,027

	Information Technology — 1.8%
	Communications Equipment — 0.2%
341,000	InterDigital, Inc., 1.50%, 03/01/2020	412,662
261,000	Palo Alto Networks, Inc., Zero Coupon, 07/01/2019	381,210

		793,872

	Internet Software & Services — 0.2%
471,000	Akamai Technologies, Inc., Zero Coupon, 02/15/2019	473,623
422,000	j2 Global, Inc., 3.25%, 06/15/2029	543,763

		1,017,386
	IT Services — 0.1%
303,000	Euronet Worldwide, Inc., 1.50%, 10/01/2044	400,457

	Semiconductors & Semiconductor Equipment — 0.7%
323,000	Integrated Device Technology, Inc., 0.88%, 11/15/2022	360,662
154,000	Intel Corp., 3.25%, 08/01/2039	353,430
311,000	Microchip Technology, Inc., 1.63%, 02/15/2025	568,594
688,000	Micron Technology, Inc., Series G, 3.00%, 11/15/2043	1,048,098
74,000	Novellus Systems, Inc., 2.63%, 05/15/2041	421,427
458,000	NXP Semiconductors NV, (Netherlands),
	1.00%, 12/01/2019	576,089
320,000	Veeco Instruments, Inc., 2.70%, 01/15/2023	287,233

		3,615,533

	Software — 0.5%
322,000	Citrix Systems, Inc., 0.50%, 04/15/2019	426,592

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE($)
	Software — continued
348,000	Red Hat, Inc., 0.25%, 10/01/2019	623,564
244,000	salesforce.com, Inc., 0.25%, 04/01/2018	417,218
397,000	Verint Systems, Inc., 1.50%, 06/01/2021	385,024
265,000	Workday, Inc., 0.75%, 07/15/2018	380,503

		2,232,901

	Technology Hardware, Storage & Peripherals — 0.1%
394,000	Electronics For Imaging, Inc., 0.75%, 09/01/2019	379,623

	Total Information Technology	8,439,772

	Materials — 0.1%
	Metals & Mining — 0.1%
321,000	Royal Gold, Inc., 2.88%, 06/15/2019	344,580

	Real Estate — 0.1%
	Equity Real Estate Investment Trusts (REITs) — 0.1%
	Spirit Realty Capital, Inc.,
203,000	2.88%, 05/15/2019	202,339
224,000	3.75%, 05/15/2021	229,956

	Total Real Estate	432,295

	Utilities — 0.1%
	Independent Power and Renewable Electricity Producers — 0.1%
557,000	NRG Yield, Inc., 3.50%, 02/01/2019 (e)	564,713

	Total Convertible Bonds (Cost $16,894,117)	19,043,446

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0%
	Health Care — 0.0%
	Biotechnology — 0.0%
2,982	Chelsea Therapeutics, Inc., CVR, (Denmark) (a) (bb) (Cost $–)	—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investments — 21.0%
	Investment Company — 21.0%
99,064,217	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $99,064,217)	99,064,217

	Total Investments — 93.1% (Cost $410,898,680)	439,081,167
	Other Assets in Excess of Liabilities — 6.9%	32,595,620

	NET ASSETS — 100.0%	$471,676,787

Percentages indicated are based on net assets.

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
CAC 40 10 Euro Index	40	02/2018	EUR	2,721,347	(10,194)
Hang Seng Index	16	02/2018	HKD	3,351,613	536
IBEX 35 Index	4	02/2018	EUR	518,238	(5,010)
WTI Crude Oil	19	02/2018	USD	1,229,870	15,609
Australia 10 Year Bond	1,690	03/2018	AUD	173,755,017	(3,134,941)
Canada 10 Year Bond	129	03/2018	CAD	13,868,024	(411,270)
Copper	17	03/2018	USD	1,358,088	83,130
Cotton No. 2	40	03/2018	USD	1,545,600	51,010
DAX Index	6	03/2018	EUR	2,457,254	(4,369)
EURO STOXX 50 Index	41	03/2018	EUR	1,832,970	(17,906)
Euro-Bund	33	03/2018	EUR	6,507,038	(118,029)
Euro-Buxl	8	03/2018	EUR	1,606,466	(21,310)
Euro-Schatz	213	03/2018	EUR	29,568,171	(77,183)
Feeder Cattle	2	03/2018	USD	145,050	794
FTSE 100 Index	34	03/2018	GBP	3,605,265	(20,104)
FTSE/MIB Index	11	03/2018	EUR	1,605,784	6,983
Japan 10 Year Bond	23	03/2018	JPY	31,669,507	(96,200)
LME Aluminum Base Metal	204	03/2018	USD	11,290,125	95,531
LME Nickel Base Metal	31	03/2018	USD	2,525,787	136,706
LME Zinc Base Metal	121	03/2018	USD	10,737,238	403,046
Long Gilt	7	03/2018	GBP	1,213,943	(24,389)
Natural Gas	40	03/2018	USD	1,144,000	35,344
S&P 500 E-Mini Index	46	03/2018	USD	6,499,340	337,340
SPI 200 Index	41	03/2018	AUD	4,934,485	(44,809)
TOPIX Index	23	03/2018	JPY	3,894,196	117,625
U.S. Treasury 10 Year Note	1,062	03/2018	USD	129,132,563	(2,930,407)
U.S. Treasury Long Bond	11	03/2018	USD	1,625,594	(48,681)
WTI Crude Oil	84	03/2018	USD	5,423,040	212,307
100 oz Gold	13	04/2018	USD	1,746,030	(5,365)
Feeder Cattle	40	04/2018	USD	2,917,000	(7,830)
Lean Hogs	26	04/2018	USD	751,400	(22,366)
Live Cattle	99	04/2018	USD	4,867,830	(42,792)
LME Zinc Base Metal	23	04/2018	USD	2,037,800	14,881
WTI Crude Oil	55	04/2018	USD	3,537,050	(12,046)
Feeder Cattle	53	05/2018	USD	3,867,013	(28,269)
Live Cattle	95	06/2018	USD	4,372,850	(4,090)

					(5,576,718)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Short Contracts
Natural Gas	(39)	02/2018	USD	(1,168,050)	2,231
Sugar No. 11	(10)	02/2018	USD	(148,176)	(1,307)
Australia 3 Year Bond	(53)	03/2018	AUD	(4,740,053)	(7,963)
Canada 10 Year Bond	(8)	03/2018	CAD	(860,032)	5,644
Cocoa	(16)	03/2018	USD	(319,360)	(18,158)
Coffee ‘C’	(35)	03/2018	USD	(1,599,281)	207,307
Corn	(133)	03/2018	USD	(2,403,975)	(21,155)
Euro-Bobl	(4)	03/2018	EUR	(647,841)	4,559
Euro-Bund	(107)	03/2018	EUR	(21,098,578)	552,326
Japan 10 Year Bond	(86)	03/2018	JPY	(118,416,415)	314,636
LME Zinc Base Metal	(1)	03/2018	USD	(88,738)	(4,997)
Long Gilt	(870)	03/2018	GBP	(150,875,812)	2,822,014
S&P 500 E-Mini Index	(491)	03/2018	USD	(69,373,390)	(3,881,124)
Silver	(13)	03/2018	USD	(1,120,665)	(3,950)
Soybean	(24)	03/2018	USD	(1,194,900)	(27,658)
U.S. Treasury 10 Year Note	(40)	03/2018	USD	(4,863,750)	88,756
U.S. Treasury 2 Year Note	(268)	03/2018	USD	(57,142,625)	234,794
U.S. Treasury 5 Year Note	(100)	03/2018	USD	(11,471,875)	131,532
Wheat	(85)	03/2018	USD	(1,919,938)	(61,763)
Lean Hogs	(265)	04/2018	USD	(7,658,500)	185,828
Sugar No. 11	(159)	04/2018	USD	(2,380,930)	81,225
Coffee ‘C’	(153)	05/2018	USD	(7,125,975)	324,871
Corn	(423)	05/2018	USD	(7,814,925)	(52,573)
Lean Hogs	(62)	05/2018	USD	(1,930,060)	51,167
Wheat	(398)	05/2018	USD	(9,263,450)	(108,212)
Sugar No. 11	(156)	06/2018	USD	(2,388,422)	51,913
Corn	(275)	07/2018	USD	(5,187,188)	(53,323)
Wheat	(155)	07/2018	USD	(3,712,250)	(147,645)

					668,975

					(4,907,743)

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
AUD	28,407,633	USD	22,355,131	Deutsche Bank AG	02/23/2018	533,651
AUD	2,607,060	USD	2,086,930	State Street Corp.	02/23/2018	13,647
BRL	19,495,360	USD	6,044,323	Goldman Sachs International**	02/23/2018	60,944
CHF	1,242,949	USD	1,326,532	Citibank, NA	02/23/2018	10,883
GBP	2,130,852	USD	2,908,676	Australia & New Zealand Banking Group Ltd.	02/23/2018	119,020
GBP	533,774	USD	722,435	Barclays Bank plc	02/23/2018	35,996
JPY	2,133,586,343	USD	19,233,593	Australia & New Zealand Banking Group Ltd.	02/23/2018	330,764
JPY	72,076,302	USD	647,549	Barclays Bank plc	02/23/2018	13,370
JPY	5,829,381	USD	52,424	Royal Bank of Canada	02/23/2018	1,030
MXN	116,576,584	USD	6,040,098	Citibank, NA	02/23/2018	203,267
NOK	58,228,445	USD	7,306,445	Deutsche Bank AG	02/23/2018	251,410
SEK	6,319,797	AUD	993,733	HSBC Bank, NA	02/23/2018	2,373
TRY	22,507,379	USD	5,912,057	HSBC Bank, NA	02/23/2018	44,260
USD	5,990,360	KRW	6,368,411,915	Merrill Lynch International**	02/23/2018	33,386
USD	5,901,146	PHP	297,889,864	Merrill Lynch International**	02/23/2018	103,217
ZAR	74,375,273	USD	5,963,814	HSBC Bank, NA	02/23/2018	295,819
RUB	344,086,759	USD	6,050,952	Goldman Sachs International**	02/26/2018	52,549

Total unrealized appreciation						2,105,586

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	522,996	USD	650,695	State Street Corp.	02/23/2018	(560)
USD	2,210,250	AUD	2,807,701	Australia & New Zealand Banking Group Ltd.	02/23/2018	(51,989)
USD	2,051,602	AUD	2,607,060	Deutsche Bank AG	02/23/2018	(48,975)
USD	3,006,783	CAD	3,762,478	Barclays Bank plc	02/23/2018	(52,845)
USD	631,291	CAD	786,599	Goldman Sachs International	02/23/2018	(8,368)
USD	1,705,090	CAD	2,134,163	HSBC Bank, NA	02/23/2018	(30,400)
USD	44,322,524	CHF	42,929,866	Credit Suisse International	02/23/2018	(1,870,070)
USD	12,504,850	EUR	10,289,790	Citibank, NA	02/23/2018	(286,369)
USD	728,618	GBP	533,774	Australia & New Zealand Banking Group Ltd.	02/23/2018	(29,814)
USD	6,030,799	HUF	1,533,207,670	HSBC Bank, NA	02/23/2018	(109,494)
USD	8,656,313	JPY	960,047,738	Barclays Bank plc	02/23/2018	(147,041)
USD	705,036	JPY	77,905,683	Citibank, NA	02/23/2018	(9,336)
USD	19,636,708	NZD	27,089,075	Australia & New Zealand Banking Group Ltd.	02/23/2018	(321,637)
USD	22,393,914	SEK	181,378,787	Barclays Bank plc	02/23/2018	(653,697)
USD	6,094,073	THB	194,428,587	Societe Generale	02/23/2018	(116,440)
USD	5,983,276	TWD	176,868,617	Merrill Lynch International**	02/23/2018	(91,940)

Total unrealized depreciation						(3,828,975)

Net unrealized depreciation						(1,723,389)

Over the Counter (“OTC”) Total return swap contracts outstanding as of January 31, 2018:

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Value and Unrealized Appreciation (Depreciation) ($)
Media Gen, Inc., CVR	Total appreciation of the position at maturity	Total depreciation of the position at maturity	At Termination	Union Bank of Switzerland AG	10/18/2018	USD 48,548	—	2,379

							—	2,379

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Total Return Basket Swaps Outstanding at January 31, 2018

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in GBP based on the local currencies of the positions within the swaps.	10/31/2018	$(1,484,293)	$(6,291)	$—	$(6,291)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Carnival plc	1,053	74,294	(12)	0.0	(g)
William Hill plc	40,526	178,377	—	0.0	(g)

	41,579	252,671	(12)	0.0	(g)

Household Durables
Barratt Developments plc	85,475	710,025	(184)	0.0	(g)
Bellway plc	12,416	585,313	(142)	0.0	(g)
Berkeley Group Holdings plc	2,198	123,760	(12)	0.0	(g)
Crest Nicholson Holdings plc	98,014	703,480	—	0.0	(g)
Persimmon plc	19,096	678,379	—	0.0	(g)
Redrow plc	74,633	634,746	—	0.0	(g)
Taylor Wimpey plc	222,522	602,197	—	0.0	(g)

	514,354	4,037,900	(338)	0.0	(g)

Specialty Retail
WH Smith plc	20,399	618,718	(522)	0.0	(g)

Textiles, Apparel & Luxury Goods
Burberry Group plc	29,753	667,258	213	0.0	(g)

Total Consumer Discretionary	606,085	5,576,547	(659)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Wm Morrison Supermarkets plc	33,794	106,521	—	0.0	(g)

Energy
Energy Equipment & Services
Petrofac Ltd.	76,167	573,910	1,170	0.0	(g)

Financials
Capital Markets
3i Group plc	12,865	170,114	(19)	0.0	(g)
Investec plc	79,978	621,369	213	0.0	(g)

Total Financials	92,843	791,483	194	0.0	(g)

Industrials
Airlines
International Consolidated Airlines Group SA	11,353	103,158	(40)	0.0	(g)
Wizz Air Holdings plc (a)	15,736	773,407	(323)	0.0	(g)

	27,089	876,565	(363)	0.0	(g)

Machinery
Spirax-Sarco Engineering plc	9,674	779,169	(328)	0.0	(g)

Professional Services
RELX plc	6,322	139,905	54	0.0	(g)

Trading Companies & Distributors
Howden Joinery Group plc	12,169	80,244	22	0.0	(g)

Total Industrials	55,254	1,875,883	(615)	0.0	(g)

Information Technology
Electronic Equipment, Instruments & Components
Electrocomponents plc	25,938	225,678	70	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions – continued

Common Stocks – continued
Internet Software & Services
Moneysupermarket.com Group plc	117,860	566,750	125	0.0	(g)

Total Information Technology	143,798	792,428	195	0.0	(g)

Materials
Containers & Packaging
DS Smith plc	111,008	793,401	(31)	0.0	(g)

Metals & Mining
Anglo American plc	32,996	799,854	(614)	0.0	(g)
BHP Billiton plc	3,543	78,903	226	0.0	(g)
Centamin plc	38,993	90,220	198	0.0	(g)
Rio Tinto plc	11,514	640,904	(270)	0.0	(g)

	87,046	1,609,881	(460)	0.0	(g)

Paper & Forest Products
Mondi plc	21,023	560,329	54	0.0	(g)

Total Materials	219,077	2,963,611	(437)	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
BT Group plc	169,974	621,009	4,512	0.0	(g)
Inmarsat plc	105,449	695,049	(409)	0.0	(g)

	275,423	1,316,058	4,103	0.0	(g)

Wireless Telecommunication Services
Vodafone Group plc	238,609	760,646	(274)	0.0	(g)

Total Telecommunication Services	514,032	2,076,704	3,829	0.0	(g)

Utilities
Multi-Utilities
Centrica plc	409,035	775,035	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	2,150,085	15,532,122	3,677	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Compass Group plc	(38,547)	(811,604)	(217)	0.0	(g)
Domino’s Pizza Group plc	(149,924)	(718,861)	—	0.0	(g)
Merlin Entertainments plc	(107,185)	(500,085)	—	0.0	(g)
Whitbread plc	(7,485)	(412,535)	(78)	0.0	(g)

	(303,141)	(2,443,085)	(295)	0.0	(g)

Internet & Direct Marketing Retail
Ocado Group plc (a)	(43,936)	(314,381)	(223)	0.0	(g)

Media
ITV plc	(323,600)	(767,304)	—	0.0	(g)
WPP plc	(41,307)	(748,070)	1,474	0.0	(g)

	(364,907)	(1,515,374)	1,474	0.0	(g)

Multiline Retail
B&M European Value Retail SA	(45,622)	(269,284)	121	0.0	(g)

Total Consumer Discretionary	(757,606)	(4,542,124)	1,077	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Tullow Oil plc (a)	(172,939)	(492,110)	(1,629)	0.0	(g)

Financials
Banks
Barclays plc	(254,235)	(723,022)	(1,288)	0.0	(g)
Standard Chartered plc (a)	(32,071)	(373,154)	59	0.0	(g)

	(286,306)	(1,096,176)	(1,229)	0.0	(g)

Capital Markets
Hargreaves Lansdown plc	(28,100)	(741,498)	(396)	0.0	(g)
NEX Group plc	(89,280)	(751,712)	—	0.0	(g)
St James’s Place plc	(15,596)	(263,313)	(131)	0.0	(g)

	(132,976)	(1,756,523)	(527)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Total Financials	(419,282)	(2,852,699)	(1,756)	0.0	(g)

Health Care
Pharmaceuticals
Hikma Pharmaceuticals plc	(54,457)	(748,895)	(1,203)	0.0	(g)

Industrials
Aerospace & Defense
Cobham plc (a)	(400,521)	(743,549)	—	0.0	(g)

Commercial Services & Supplies
Aggreko plc	(66,027)	(756,304)	(130)	0.0	(g)

Construction & Engineering
Balfour Beatty plc	(201,398)	(808,151)	(328)	0.0	(g)

Electrical Equipment
Melrose Industries plc	(228,355)	(733,871)	185	0.0	(g)

Industrial Conglomerates
DCC plc	(7,517)	(790,088)	248	0.0	(g)

Trading Companies & Distributors
Ashtead Group plc	(3,246)	(97,033)	(17)	0.0	(g)

Total Industrials	(907,064)	(3,928,996)	(42)	0.0	(g)

Materials
Chemicals
Croda International plc	(12,597)	(801,708)	293	0.0	(g)
Johnson Matthey plc	(16,208)	(796,622)	(375)	0.0	(g)

	(28,805)	(1,598,330)	(82)	0.0	(g)

Containers & Packaging
RPC Group plc	(69,897)	(844,435)	125	0.0	(g)

Metals & Mining
Fresnillo plc	(20,779)	(397,827)	(1,305)	0.0	(g)
Randgold Resources Ltd.	(7,984)	(806,620)	(3,345)	0.0	(g)

	(28,763)	(1,204,447)	(4,650)	0.0	(g)

Total Materials	(127,465)	(3,647,212)	(4,607)	0.0	(g)

Real Estate
Real Estate Management & Development
Capital & Counties Properties plc	(93,832)	(394,056)	(1,035)	0.0	(g)

Utilities
Water Utilities
Pennon Group plc	(40,140)	(410,323)	(773)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(2,572,785)	(17,016,415)	(9,968)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(422,700)	(1,484,293)	(6,291)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on short positions respectively, which is denominated in USD based on the local currencies of the positions within the swaps.	10/29/2018 — 02/28/2019	$(60,754,579)	$—	$—	$—

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Household Durables
Toll Brothers, Inc.	2,201	102,523	—	0.0	(g)

Textiles, Apparel & Luxury Goods
Deckers Outdoor Corp. (a)	9,046	775,333	—	0.0	(g)

Total Consumer Discretionary	11,247	877,856	—	0.0	(g)

Energy
Energy Equipment & Services
National Oilwell Varco, Inc.	2,493	91,443	—	0.0	(g)
Noble Corp. plc (a)	22,505	105,548	—	0.0	(g)
RPC, Inc.	11,023	222,665	—	0.0	(g)
Transocean Ltd. (a)	8,225	88,748	—	0.0	(g)
Unit Corp. (a)	4,912	119,018	—	0.0	(g)

	49,158	627,422	—	0.0	(g)

Oil, Gas & Consumable Fuels
CNX Resources Corp. (a)	6,010	84,200	—	0.0	(g)
CVR Energy, Inc.	3,208	114,814	—	0.0	(g)
Delek US Holdings, Inc.	16,800	586,152	—	0.0	(g)
Marathon Petroleum Corp.	1,397	96,770	—	0.0	(g)
Valero Energy Corp.	941	90,308	—	0.0	(g)

	28,356	972,244	—	0.0	(g)

Total Energy	77,514	1,599,666	—	0.0	(g)

Financials
Capital Markets
BGC Partners, Inc.	7,339	105,021	—	0.0	(g)

Insurance
CNO Financial Group, Inc.	8,826	217,031	—	0.0	(g)
First American Financial Corp.	1,611	95,162	—	0.0	(g)
Reinsurance Group of America, Inc.	5,106	799,855	—	0.0	(g)

	15,543	1,112,048	—	0.0	(g)

Total Financials	22,882	1,217,069	—	0.0	(g)

Health Care
Health Care Equipment & Supplies
Natus Medical, Inc. (a)	3,531	109,638	—	0.0	(g)

Life Sciences Tools & Services
ICON plc (a)	899	98,458	—	0.0	(g)

Pharmaceuticals
Mallinckrodt plc (a)	7,422	134,041	—	0.0	(g)

Total Health Care	11,852	342,137	—	0.0	(g)

Industrials
Air Freight & Logistics
Forward Air Corp.	2,220	134,776	—	0.0	(g)

Information Technology
Electronic Equipment, Instruments & Components
CDW Corp.	4,836	361,684	—	0.0	(g)
Dolby Laboratories, Inc.	1,533	98,633	—	0.0	(g)

	6,369	460,317	—	0.0	(g)

Semiconductors & Semiconductor Equipment
Lam Research Corp.	504	96,526	—	0.0	(g)

Software
Fair Isaac Corp.	2,600	448,916	—	0.0	(g)
VMware, Inc. (a)	1,800	222,822	—	0.0	(g)

	4,400	671,738	—	0.0	(g)

Technology Hardware, Storage & Peripherals
Apple, Inc.	617	103,304	—	0.0	(g)

Total Information Technology	11,890	1,331,885	—	0.0	(g)

Utilities
Multi-Utilities
WEC Energy Group, Inc.	1,759	113,104	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	139,364	5,616,493	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Consumer Discretionary
Auto Components
Visteon Corp. (a)	(3,666)	(476,873)	—	0.0	(g)

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (a)	(868)	(281,892)	—	0.0	(g)
MGM Resorts International	(14,629)	(533,227)	—	0.0	(g)
Planet Fitness, Inc. (a)	(19,758)	(667,030)	—	0.0	(g)
Red Robin Gourmet Burgers, Inc. (a)	(7,056)	(371,498)	—	0.0	(g)
Shake Shack, Inc. (a)	(3,134)	(136,987)	—	0.0	(g)

	(45,445)	(1,990,634)	—	0.0	(g)

Household Durables
Tempur Sealy International, Inc. (a)	(9,665)	(576,421)	—	0.0	(g)

Internet & Direct Marketing Retail
Groupon, Inc. (a)	(142,407)	(753,333)	—	0.0	(g)
Netflix, Inc. (a)	(2,337)	(631,691)	—	0.0	(g)
Wayfair, Inc. (a)	(8,217)	(756,046)	—	0.0	(g)

	(152,961)	(2,141,070)	—	0.0	(g)

Leisure Products
Mattel, Inc.	(45,460)	(720,086)	—	0.0	(g)

Media
Liberty Broadband Corp. (a)	(4,778)	(456,538)	—	0.0	(g)

Specialty Retail
Advance Auto Parts, Inc.	(5,477)	(640,754)	—	0.0	(g)
CarMax, Inc. (a)	(7,159)	(510,938)	—	0.0	(g)
L Brands, Inc.	(11,144)	(558,203)	—	0.0	(g)
Lumber Liquidators Holdings, Inc. (a)	(2,797)	(78,148)	—	0.0	(g)
Monro, Inc.	(8,295)	(468,668)	—	0.0	(g)

	(34,872)	(2,256,711)	—	0.0	(g)

Textiles, Apparel & Luxury Goods
NIKE, Inc.	(9,345)	(637,516)	—	0.0	(g)

Total Consumer Discretionary	(306,192)	(9,255,849)	—	0.0	(g)

Consumer Staples
Beverages
Coca-Cola Bottling Co. Consolidated	(2,343)	(474,504)	—	0.0	(g)
Molson Coors Brewing Co.	(5,531)	(464,715)	—	0.0	(g)

	(7,874)	(939,219)	—	0.0	(g)

Food & Staples Retailing
Casey’s General Stores, Inc.	(4,177)	(505,876)	—	0.0	(g)
Rite Aid Corp. (a)	(345,509)	(753,210)	—	0.0	(g)

	(349,686)	(1,259,086)	—	0.0	(g)

Food Products
Blue Buffalo Pet Products, Inc. (a)	(16,059)	(545,685)	—	0.0	(g)
Lancaster Colony Corp.	(3,823)	(490,873)	—	0.0	(g)

	(19,882)	(1,036,558)	—	0.0	(g)

Personal Products
Avon Products, Inc. (a)	(195,232)	(476,366)	—	0.0	(g)
Coty, Inc.	(29,339)	(575,338)	—	0.0	(g)
elf Beauty, Inc. (a)	(36,838)	(757,389)	—	0.0	(g)

	(261,409)	(1,809,093)	—	0.0	(g)

Total Consumer Staples	(638,851)	(5,043,956)	—	0.0	(g)

Energy
Energy Equipment & Services
Weatherford International plc (a)	(111,034)	(437,474)	—	0.0	(g)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	(9,538)	(572,757)	—	0.0	(g)
Antero Resources Corp. (a)	(26,593)	(516,702)	—	0.0	(g)
Carrizo Oil & Gas, Inc. (a)	(27,300)	(549,003)	—	0.0	(g)
Chesapeake Energy Corp. (a)	(159,048)	(556,668)	—	0.0	(g)
Extraction Oil & Gas, Inc. (a)	(30,653)	(432,207)	—	0.0	(g)
Hess Corp.	(11,086)	(559,954)	—	0.0	(g)
Laredo Petroleum, Inc. (a)	(36,950)	(359,524)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Oil, Gas & Consumable Fuels – continued
Matador Resources Co. (a)	(17,599)	(570,384)	—	0.0	(g)
Oasis Petroleum, Inc. (a)	(55,118)	(477,322)	—	0.0	(g)
Parsley Energy, Inc. (a)	(17,437)	(411,513)	—	0.0	(g)
PDC Energy, Inc. (a)	(2,929)	(151,869)	—	0.0	(g)
QEP Resources, Inc. (a)	(53,964)	(505,103)	—	0.0	(g)
Range Resources Corp.	(23,009)	(327,878)	—	0.0	(g)
RSP Permian, Inc. (a)	(2,787)	(110,588)	—	0.0	(g)
SM Energy Co.	(14,984)	(349,876)	—	0.0	(g)
WPX Energy, Inc. (a)	(14,740)	(217,120)	—	0.0	(g)

	(503,735)	(6,668,468)	—	0.0	(g)

Total Energy	(614,769)	(7,105,942)	—	0.0	(g)

Financials
Capital Markets
Financial Engines, Inc.	(334)	(9,502)	—	0.0	(g)

Consumer Finance
LendingClub Corp. (a)	(25,464)	(93,198)	—	0.0	(g)
PRA Group, Inc. (a)	(16,045)	(573,609)	—	0.0	(g)

	(41,509)	(666,807)	—	0.0	(g)

Insurance
Markel Corp. (a)	(432)	(495,802)	—	0.0	(g)
RLI Corp.	(7,988)	(513,309)	—	0.0	(g)

	(8,420)	(1,009,111)	—	0.0	(g)

Total Financials	(50,263)	(1,685,420)	—	0.0	(g)

Health Care
Health Care Equipment & Supplies
DexCom, Inc. (a)	(7,005)	(407,691)	—	0.0	(g)
Glaukos Corp. (a)	(24,671)	(740,377)	—	0.0	(g)
Nevro Corp. (a)	(5,764)	(462,619)	—	0.0	(g)
Penumbra, Inc. (a)	(6,778)	(675,089)	—	0.0	(g)

	(44,218)	(2,285,776)	—	0.0	(g)

Health Care Providers & Services
Tenet Healthcare Corp. (a)	(40,433)	(763,375)	—	0.0	(g)

Health Care Technology
Teladoc, Inc. (a)	(22,564)	(843,894)	—	0.0	(g)

Pharmaceuticals
Aerie Pharmaceuticals, Inc. (a)	(8,519)	(467,267)	—	0.0	(g)
Dermira, Inc. (a)	(17,285)	(492,968)	—	0.0	(g)
Intra-Cellular Therapies, Inc. (a)	(27,871)	(474,364)	—	0.0	(g)
Medicines Co. (The) (a)	(11,298)	(374,303)	—	0.0	(g)
Nektar Therapeutics (a)	(7,827)	(654,415)	—	0.0	(g)
Pacira Pharmaceuticals, Inc. (a)	(3,591)	(130,712)	—	0.0	(g)

	(76,391)	(2,594,029)	—	0.0	(g)

Total Health Care	(183,606)	(6,487,074)	—	0.0	(g)

Industrials
Aerospace & Defense
Axon Enterprise, Inc. (a)	(27,756)	(734,424)	—	0.0	(g)
Cubic Corp.	(8,815)	(511,711)	—	0.0	(g)
Mercury Systems, Inc. (a)	(8,756)	(420,463)	—	0.0	(g)
TransDigm Group, Inc.	(1,968)	(623,679)	—	0.0	(g)

	(47,295)	(2,290,277)	—	0.0	(g)

Air Freight & Logistics
Hub Group, Inc. (a)	(12,647)	(607,688)	—	0.0	(g)

Airlines
Spirit Airlines, Inc. (a)	(4,554)	(191,814)	—	0.0	(g)

Building Products
Armstrong World Industries, Inc. (a)	(204)	(12,791)	—	0.0	(g)

Commercial Services & Supplies
Clean Harbors, Inc. (a)	(9,361)	(518,038)	—	0.0	(g)
Covanta Holding Corp.	(2,360)	(38,586)	—	0.0	(g)
Healthcare Services Group, Inc.	(9,639)	(531,880)	—	0.0	(g)

	(21,360)	(1,088,504)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Construction & Engineering
Dycom Industries, Inc. (a)	(6,371)	(743,559)	—	0.0	(g)
Granite Construction, Inc.	(8,885)	(592,541)	—	0.0	(g)

	(15,256)	(1,336,100)	—	0.0	(g)

Electrical Equipment
Acuity Brands, Inc.	(2,669)	(412,200)	—	0.0	(g)

Machinery
CIRCOR International, Inc.	(9,675)	(512,969)	—	0.0	(g)
EnPro Industries, Inc.	(5,677)	(499,519)	—	0.0	(g)
Flowserve Corp.	(2,406)	(109,040)	—	0.0	(g)
REV Group, Inc.	(16,221)	(474,626)	—	0.0	(g)
Welbilt, Inc. (a)	(20,526)	(457,730)	—	0.0	(g)

	(54,505)	(2,053,884)	—	0.0	(g)

Marine
Matson, Inc.	(16,177)	(553,415)	—	0.0	(g)

Road & Rail
AMERCO	(1,373)	(501,255)	—	0.0	(g)
Avis Budget Group, Inc. (a)	(15,338)	(689,596)	—	0.0	(g)
Hertz Global Holdings, Inc. (a)	(31,821)	(729,656)	—	0.0	(g)
Werner Enterprises, Inc.	(14,752)	(600,406)	—	0.0	(g)

	(63,284)	(2,520,913)	—	0.0	(g)

Trading Companies & Distributors
Herc Holdings, Inc. (a)	(9,252)	(608,041)	—	0.0	(g)
SiteOne Landscape Supply, Inc. (a)	(7,458)	(568,001)	—	0.0	(g)

	(16,710)	(1,176,042)	—	0.0	(g)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(6,669)	(442,488)	—	0.0	(g)

Total Industrials	(261,330)	(12,686,116)	—	0.0	(g)

Information Technology
Communications Equipment
Infinera Corp. (a)	(51,166)	(331,044)	—	0.0	(g)
ViaSat, Inc. (a)	(6,255)	(473,003)	—	0.0	(g)

	(57,421)	(804,047)	—	0.0	(g)

Electronic Equipment, Instruments & Components
Fitbit, Inc. (a)	(74,928)	(385,879)	—	0.0	(g)

Internet Software & Services
2U, Inc. (a)	(173)	(12,849)	—	0.0	(g)
Benefitfocus, Inc. (a)	(25,146)	(633,679)	—	0.0	(g)
Box, Inc. (a)	(24,336)	(541,233)	—	0.0	(g)
Cloudera, Inc. (a)	(40,476)	(757,711)	—	0.0	(g)
Cornerstone OnDemand, Inc. (a)	(11,459)	(471,309)	—	0.0	(g)
Coupa Software, Inc. (a)	(19,871)	(759,668)	—	0.0	(g)
Etsy, Inc. (a)	(30,220)	(566,927)	—	0.0	(g)
GrubHub, Inc. (a)	(10,279)	(742,658)	—	0.0	(g)
GTT Communications, Inc. (a)	(13,782)	(636,039)	—	0.0	(g)
MINDBODY, Inc. (a)	(21,734)	(763,950)	—	0.0	(g)
MuleSoft, Inc. (a)	(2,668)	(65,579)	—	0.0	(g)
New Relic, Inc. (a)	(14)	(836)	—	0.0	(g)
Nutanix, Inc. (a)	(24,499)	(786,418)	—	0.0	(g)
Pandora Media, Inc. (a)	(138,015)	(659,712)	—	0.0	(g)
Q2 Holdings, Inc. (a)	(12,118)	(513,197)	—	0.0	(g)
SPS Commerce, Inc. (a)	(8,020)	(421,852)	—	0.0	(g)
Twilio, Inc. (a)	(28,370)	(744,429)	—	0.0	(g)
Zillow Group, Inc. (a)	(12,322)	(547,836)	—	0.0	(g)

	(423,502)	(9,625,882)	—	0.0	(g)

IT Services
InterXion Holding NV (a)	(1,247)	(78,249)	—	0.0	(g)
Syntel, Inc. (a)	(27,697)	(624,567)	—	0.0	(g)
WEX, Inc. (a)	(4,016)	(621,717)	—	0.0	(g)

	(32,960)	(1,324,533)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	(5,589)	(76,793)	—	0.0	(g)

Software
Blackline, Inc. (a)	(5,357)	(178,013)	—	0.0	(g)
FireEye, Inc. (a)	(15,557)	(234,600)	—	0.0	(g)
Globant SA (a)	(10,966)	(498,295)	—	0.0	(g)
Imperva, Inc. (a)	(4,056)	(177,450)	—	0.0	(g)
Pegasystems, Inc.	(9,192)	(467,413)	—	0.0	(g)
RingCentral, Inc. (a)	(2,307)	(125,270)	—	0.0	(g)
ServiceNow, Inc. (a)	(4,254)	(633,293)	—	0.0	(g)
Snap, Inc. (a)	(61,577)	(832,521)	—	0.0	(g)
Splunk, Inc. (a)	(1,749)	(161,555)	—	0.0	(g)
Tableau Software, Inc. (a)	(1,567)	(120,361)	—	0.0	(g)
Workday, Inc. (a)	(551)	(66,059)	—	0.0	(g)
Zendesk, Inc. (a)	(3,940)	(151,769)	—	0.0	(g)

	(121,073)	(3,646,599)	—	0.0	(g)

Technology Hardware, Storage & Peripherals
Cray, Inc. (a)	(23,922)	(580,109)	—	0.0	(g)
Pure Storage, Inc. (a)	(3,670)	(73,914)	—	0.0	(g)

	(27,592)	(654,023)	—	0.0	(g)

Total Information Technology	(743,065)	(16,517,756)	—	0.0	(g)

Materials
Chemicals
CF Industries Holdings, Inc.	(13,550)	(575,062)	—	0.0	(g)
GCP Applied Technologies, Inc. (a)	(14,698)	(490,913)	—	0.0	(g)
RPM International, Inc.	(10,059)	(525,080)	—	0.0	(g)

	(38,307)	(1,591,055)	—	0.0	(g)

Construction Materials
Martin Marietta Materials, Inc.	(2,247)	(512,698)	—	0.0	(g)
Vulcan Materials Co.	(4,378)	(592,781)	—	0.0	(g)

	(6,625)	(1,105,479)	—	0.0	(g)

Containers & Packaging
Ball Corp.	(11,079)	(424,104)	—	0.0	(g)

Metals & Mining
Carpenter Technology Corp.	(9,376)	(481,926)	—	0.0	(g)
Coeur Mining, Inc. (a)	(52,478)	(421,923)	—	0.0	(g)
Compass Minerals International, Inc.	(9,974)	(727,105)	—	0.0	(g)
Hecla Mining Co.	(6,117)	(23,489)	—	0.0	(g)

	(77,945)	(1,654,443)	—	0.0	(g)

Total Materials	(133,956)	(4,775,081)	—	0.0	(g)

Utilities
Electric Utilities
Southern Co. (The)	(9,997)	(450,965)	—	0.0	(g)
Westar Energy, Inc.	(9,210)	(475,789)	—	0.0	(g)

	(19,207)	(926,754)	—	0.0	(g)

Multi-Utilities
Dominion Energy, Inc.	(179)	(13,683)	—	0.0	(g)
NiSource, Inc.	(18,351)	(452,903)	—	0.0	(g)

	(18,530)	(466,586)	—	0.0	(g)

Water Utilities
American Water Works Co., Inc.	(5,602)	(465,918)	—	0.0	(g)
Aqua America, Inc.	(13,515)	(489,378)	—	0.0	(g)
California Water Service Group	(11,431)	(465,242)	—	0.0	(g)

	(30,548)	(1,420,538)	—	0.0	(g)

Total Utilities	(68,285)	(2,813,878)	—	0.0	(g)

Total Short Positions of Total Return Basket Swap	(3,000,317)	(66,371,072)	—	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(2,860,953)	(60,754,579)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	10/29/2018	$(8,218,656)	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Energy
Oil, Gas & Consumable Fuels
Parkland Fuel Corp.	22,099	518,338	—	0.0	(g)

Financials
Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	16,538	567,939	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	38,637	1,086,277	—	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Media
Cineplex, Inc.	(8,214)	(209,824)	—	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
MEG Energy Corp. (a)	(111,184)	(502,588)	—	0.0	(g)
Raging River Exploration, Inc. (a)	(118,402)	(717,150)	—	0.0	(g)
Seven Generations Energy Ltd. (a)	(32,764)	(456,831)	—	0.0	(g)

Total Energy	(262,350)	(1,676,569)	—	0.0	(g)

Industrials
Aerospace & Defense
Bombardier, Inc. (a)	(85,841)	(242,867)	—	0.0	(g)

Construction & Engineering
SNC-Lavalin Group, Inc.	(18,589)	(822,299)	—	0.0	(g)

Total Industrials	(104,430)	(1,065,166)	—	0.0	(g)

Materials
Containers & Packaging
CCL Industries, Inc.	(15,749)	(753,263)	—	0.0	(g)

Metals & Mining
Eldorado Gold Corp.	(586,662)	(758,368)	—	0.0	(g)
Endeavour Mining Corp. (a)	(16,734)	(308,967)	—	0.0	(g)
First Quantum Minerals Ltd.	(20,445)	(304,847)	—	0.0	(g)
Franco-Nevada Corp.	(4,951)	(378,570)	—	0.0	(g)
Goldcorp, Inc.	(53,626)	(767,767)	—	0.0	(g)
Ivanhoe Mines Ltd. (a)	(244,692)	(700,257)	—	0.0	(g)
New Gold, Inc. (a)	(9,816)	(29,687)	—	0.0	(g)
Wheaton Precious Metals Corp.	(37,463)	(809,262)	—	0.0	(g)

	(974,389)	(4,057,725)	—	0.0	(g)

Total Materials	(990,138)	(4,810,988)	—	0.0	(g)

Utilities
Electric Utilities
Hydro One Ltd.	(40,281)	(727,350)	—	0.0	(g)

Independent Power and Renewable Electricity Producers
Algonquin Power & Utilities Corp.	(75,037)	(815,036)	—	0.0	(g)

Total Utilities	(115,318)	(1,542,386)	—	0.0	(g)

Total Short Positions of Total Return Basket Swap	(1,480,450)	(9,304,933)	—	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(1,441,813)	(8,218,656)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month EURIBOR on long positions and short positions respectively, which is denominated in EUR based on the local currencies of the positions within the swaps.	10/31/2018	$(28,726,411)	$(3,895)	$—	$(3,895)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Automobiles
Peugeot SA	4,758	106,871	8	0.0	(g)

Media
Mediaset Espana Comunicacion SA	46,403	524,760	33	0.0	(g)

Total Consumer Discretionary	51,161	631,631	41	0.0	(g)

Materials
Chemicals
Covestro AG	5,699	656,242	1,183	0.0	(g)

Utilities
Electric Utilities
Enel SpA	79,276	503,989	1,037	0.0	(g)

Total Long Positions of Total Return Basket Swap	136,136	1,791,862	2,261	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Accor SA	(4,999)	(284,518)	50	0.0	(g)
Melia Hotels International SA	(52,110)	(736,406)	1,142	0.0	(g)

	(57,109)	(1,020,924)	1,192	0.0	(g)

Internet & Direct Marketing Retail
Zalando SE (a)	(5,323)	(311,992)	(190)	0.0	(g)

Leisure Products
Amer Sports OYJ (a)	(28,788)	(812,728)	(318)	0.0	(g)

Media
Altice NV (a)	(12,776)	(137,013)	289	0.0	(g)
JCDecaux SA	(16,767)	(725,382)	301	0.0	(g)
Telenet Group Holding NV (a)	(10,215)	(785,832)	(155)	0.0	(g)

	(39,758)	(1,648,227)	435	0.0	(g)

Textiles, Apparel & Luxury Goods
Salvatore Ferragamo SpA	(24,654)	(694,492)	(888)	0.0	(g)

Total Consumer Discretionary	(155,632)	(4,488,363)	231	0.0	(g)

Consumer Staples
Beverages
Anheuser-Busch InBev SA/NV	(4,023)	(455,643)	(421)	0.0	(g)
Davide Campari-Milano SpA	(94,783)	(754,960)	(645)	0.0	(g)
Remy Cointreau SA	(6,127)	(806,387)	(47)	0.0	(g)

	(104,933)	(2,016,990)	(1,113)	0.0	(g)

Food & Staples Retailing
Carrefour SA	(31,391)	(748,594)	2,620	0.0	(g)
Kesko OYJ	(13,966)	(814,567)	(478)	0.0	(g)

	(45,357)	(1,563,161)	2,142	0.0	(g)

Total Consumer Staples	(150,290)	(3,580,151)	1,029	0.0	(g)

Energy
Energy Equipment & Services
Vallourec SA (a)	(70,796)	(484,847)	167	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Financials
Capital Markets
Deutsche Bank AG (Registered)	(38,838)	(714,645)	(1,288)	0.0	(g)

Diversified Financial Services
Wendel SA	(1,685)	(314,180)	(169)	0.0	(g)

Total Financials	(40,523)	(1,028,825)	(1,457)	0.0	(g)

Health Care
Life Sciences Tools & Services
Eurofins Scientific SE	(1,144)	(744,701)	974	0.0	(g)
MorphoSys AG (a)	(2,622)	(258,654)	(180)	0.0	(g)

Total Health Care	(3,766)	(1,003,355)	794	0.0	(g)

Industrials
Commercial Services & Supplies
Societe BIC SA	(6,770)	(775,264)	545	0.0	(g)

Construction & Engineering
Ferrovial SA	(32,954)	(756,520)	(633)	0.0	(g)

Electrical Equipment
Nexans SA	(13,191)	(800,093)	1,084	0.0	(g)
OSRAM Licht AG	(8,554)	(747,603)	(364)	0.0	(g)

	(21,745)	(1,547,696)	720	0.0	(g)

Industrial Conglomerates
Siemens AG (Registered)	(5,026)	(762,968)	(686)	0.0	(g)

Machinery
Alstom SA	(6,406)	(280,996)	155	0.0	(g)
GEA Group AG	(15,033)	(747,699)	(570)	0.0	(g)
KION Group AG	(8,259)	(759,124)	(1,152)	0.0	(g)

	(29,698)	(1,787,819)	(1,567)	0.0	(g)

Professional Services
Bureau Veritas SA	(26,746)	(783,742)	264	0.0	(g)
Teleperformance	(4,967)	(752,768)	196	0.0	(g)

	(31,713)	(1,536,510)	460	0.0	(g)

Trading Companies & Distributors
Brenntag AG	(2,795)	(181,446)	(236)	0.0	(g)

Transportation Infrastructure
Aeroports de Paris	(3,887)	(807,295)	79	0.0	(g)
Getlink SE	(19,218)	(269,619)	—	0.0	(g)

	(23,105)	(1,076,914)	79	0.0	(g)

Total Industrials	(153,806)	(8,425,137)	(1,318)	0.0	(g)

Information Technology
Communications Equipment
Nokia OYJ	(164,986)	(795,817)	(1,659)	0.0	(g)

Internet Software & Services
Delivery Hero AG (a)	(17,520)	(751,748)	—	0.0	(g)
United Internet AG (Registered)	(11,181)	(815,776)	(916)	0.0	(g)

	(28,701)	(1,567,524)	(916)	0.0	(g)

Semiconductors & Semiconductor Equipment
ASML Holding NV	(3,673)	(744,659)	(432)	0.0	(g)

Software
Dassault Systemes SE	(6,540)	(753,951)	210	0.0	(g)

Total Information Technology	(203,900)	(3,861,951)	(2,797)	0.0	(g)

Materials
Chemicals
Air Liquide SA	(5,595)	(754,463)	(424)	0.0	(g)
Symrise AG	(9,726)	(815,058)	(1,665)	0.0	(g)
Umicore SA	(13,886)	(731,016)	(722)	0.0	(g)

	(29,207)	(2,300,537)	(2,811)	0.0	(g)

Construction Materials
Buzzi Unicem SpA	(25,631)	(752,557)	37	0.0	(g)

Containers & Packaging
Huhtamaki OYJ	(19,494)	(832,182)	(333)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Metals & Mining
Acerinox SA	(53,800)	(791,146)	46	0.0	(g)
thyssenkrupp AG	(9,598)	(302,194)	(232)	0.0	(g)

	(63,398)	(1,093,340)	(186)	0.0	(g)

Total Materials	(137,730)	(4,978,616)	(3,293)	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Iliad SA	(1,623)	(419,915)	19	0.0	(g)
Orange SA	(41,023)	(741,273)	(465)	0.0	(g)
Vivendi SA	(26,193)	(767,443)	1,002	0.0	(g)

Total Telecommunication Services	(68,839)	(1,928,631)	556	0.0	(g)

Utilities
Electric Utilities
Fortum OYJ	(34,050)	(738,397)	(68)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(1,019,332)	(30,518,273)	(6,156)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(883,196)	(28,726,411)	(3,895)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in CHF based on the local currencies of the positions within the swaps.	10/31/2018	$28,214	$(776)	$—	$(776)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Staples
Food Products
Nestle SA (Registered)	8,425	727,768	(181)	0.0	(g)

Financials
Insurance
Baloise Holding AG (Registered)	3,488	570,645	(102)	0.0	(g)
Swiss Life Holding AG (Registered) (a)	241	90,495	(1)	0.0	(g)

Total Financials	3,729	661,140	(103)	0.0	(g)

Health Care
Pharmaceuticals
Novartis AG (Registered)	6,690	603,820	(1,389)	0.0	(g)
Roche Holding AG	431	107,699	(103)	0.0	(g)

Total Health Care	7,121	711,519	(1,492)	0.0	(g)

Industrials
Machinery
Georg Fischer AG (Registered)	57	82,516	(37)	0.0	(g)
Schindler Holding AG	2,477	620,645	(501)	0.0	(g)
VAT Group AG (a)	4,328	691,427	(495)	0.0	(g)

Total Industrials	6,862	1,394,588	(1,033)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions - continued

Common Stocks - continued
Real Estate
Real Estate Management & Development
Swiss Prime Site AG (Registered) (a)	6,984	676,138	812	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Sunrise Communications Group AG (a)	6,736	633,343	90	0.0	(g)

Total Long Positions of Total Return Basket Swap	39,857	4,804,496	(1,907)	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Specialty Retail
Dufry AG (Registered) (a)	(1,537)	(238,431)	520	0.0	(g)

Consumer Staples
Food Products
Chocoladefabriken Lindt & Spruengli AG (Registered)	(10)	(747,416)	368	0.0	(g)

Health Care
Pharmaceuticals
Vifor Pharma AG	(5,037)	(740,790)	622	0.0	(g)

Industrials
Machinery
Sulzer AG (Registered)	(5,199)	(738,863)	699	0.0	(g)

Professional Services
DKSH Holding AG	(8,429)	(788,337)	—	0.0	(g)

Total Industrials	(13,628)	(1,527,200)	699	0.0	(g)

Information Technology
Semiconductors & Semiconductor Equipment
ams AG (a)	(7,816)	(722,239)	(1,059)	0.0	(g)

Materials
Chemicals
Clariant AG (Registered) (a)	(27,957)	(800,206)	(19)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(55,985)	(4,776,282)	1,131	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(16,128)	28,214	(776)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/29/2018	$(1,539,084)	$10,271	$ —	$10,271

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Aristocrat Leisure Ltd.	3,800	73,013	(170)	0.0	(g)
Flight Centre Travel Group Ltd.	19,515	801,813	(643)	0.0	(g)

Total Consumer Discretionary	23,315	874,826	(813)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions – continued

Common Stocks – continued
Consumer Staples
Food & Staples Retailing
Metcash Ltd.	31,770	81,933	12	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	21,398	598,930	(592)	0.0	(g)
Whitehaven Coal Ltd.	192,030	761,829	(2,576)	0.0	(g)
Woodside Petroleum Ltd.	23,487	627,078	255	0.0	(g)

Total Energy	236,915	1,987,837	(2,913)	0.0	(g)

Industrials
Airlines
Qantas Airways Ltd.	64,934	275,184	(562)	0.0	(g)

Information Technology
Internet Software & Services
carsales.com Ltd. (a)	51,997	628,082	(406)	0.0	(g)

IT Services
Computershare Ltd.	59,672	800,962	(2,036)	0.0	(g)

Total Information Technology	111,669	1,429,044	(2,442)	0.0	(g)

Materials
Metals & Mining
BHP Billiton Ltd.	32,550	796,015	3,906	0.0	(g)
BlueScope Steel Ltd.	8,282	96,179	(589)	0.0	(g)
Fortescue Metals Group Ltd.	33,637	133,580	(859)	0.0	(g)
OZ Minerals Ltd.	42,121	316,648	(701)	0.0	(g)
Regis Resources Ltd.	59,791	198,589	89	0.0	(g)
Rio Tinto Ltd.	1,481	91,183	(529)	0.0	(g)

Total Materials	177,862	1,632,194	1,317	0.0	(g)

Total Long Positions of Total Return Basket Swap	646,465	6,281,018	(5,401)	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Distributors
Bapcor Ltd.	(168,639)	(792,947)	647	0.0	(g)

Hotels, Restaurants & Leisure
Crown Resorts Ltd.	(74,296)	(791,948)	1,300	0.0	(g)
Domino’s Pizza Enterprises Ltd.	(2,544)	(98,097)	280	0.0	(g)
Star Entertainment Grp Ltd. (The)	(155,692)	(759,381)	886	0.0	(g)
Tabcorp Holdings Ltd.	(194,012)	(807,623)	628	0.0	(g)

	(426,544)	(2,457,049)	3,094	0.0	(g)

Total Consumer Discretionary	(595,183)	(3,249,996)	3,741	0.0	(g)

Financials
Diversified Financial Services
AMP Ltd.	(60,667)	(256,250)	399	0.0	(g)

Health Care
Health Care Providers & Services
Healthscope Ltd.	(259,545)	(403,780)	(137)	0.0	(g)

Pharmaceuticals
Mayne Pharma Group Ltd. (a)	(145,565)	(77,725)	277	0.0	(g)

Total Health Care	(405,110)	(481,505)	140	0.0	(g)

Industrials
Commercial Services & Supplies
Brambles Ltd.	(45,555)	(362,285)	1,127	0.0	(g)

Materials
Chemicals
Nufarm Ltd.	(120,761)	(774,210)	1,344	0.0	(g)

Containers & Packaging
Amcor Ltd.	(68,630)	(802,501)	2,697	0.0	(g)

Metals & Mining
Iluka Resources Ltd.	(99,691)	(809,076)	3,873	0.0	(g)
Independence Group NL	(64,671)	(260,367)	1,756	0.0	(g)

	(164,362)	(1,069,443)	5,629	0.0	(g)

Total Materials	(353,753)	(2,646,154)	9,670	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Utilities
Electric Utilities
AusNet Services	(603,667)	(823,912)	595	0.0	(g)

Total Short Positions of Total Return Basket Swap	(2,063,935)	(7,820,102)	15,672	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(1,417,470)	(1,539,084)	10,271	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in JPY based on the local currencies of the positions within the swaps.	10/29/2018	$(35,582,210)	$(127,877)	$—	$(127,877)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Auto Components
TS Tech Co. Ltd.	14,100	604,279	1,764	0.0	(g)

Health Care
Pharmaceuticals
Astellas Pharma, Inc.	39,600	520,788	(1,553)	0.0	(g)
Kaken Pharmaceutical Co. Ltd.	10,300	539,727	55	0.0	(g)

Total Health Care	49,900	1,060,515	(1,498)	0.0	(g)

Industrials
Trading Companies & Distributors
Sumitomo Corp.	34,100	589,610	2,691	0.0	(g)

Materials
Chemicals
Mitsui Chemicals, Inc.	16,100	507,631	2,525	0.0	(g)

Utilities
Electric Utilities
Kansai Electric Power Co., Inc. (The)	34,800	433,633	2,179	0.0	(g)

Total Long Positions of Total Return Basket Swap	149,000	3,195,668	7,661	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
HIS Co. Ltd.	(22,100)	(800,585)	(2,985)	0.0	(g)
Kyoritsu Maintenance Co. Ltd.	(17,300)	(713,634)	267	0.0	(g)

	(39,400)	(1,514,219)	(2,718)	0.0	(g)

Internet & Direct Marketing Retail
Rakuten, Inc.	(89,800)	(812,679)	(1,789)	0.0	(g)

Leisure Products
Sankyo Co. Ltd.	(23,700)	(770,026)	(1,518)	0.0	(g)
Shimano, Inc.	(5,200)	(745,360)	(2,298)	0.0	(g)

	(28,900)	(1,515,386)	(3,816)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Multiline Retail
Don Quijote Holdings Co. Ltd.	(13,500)	(747,982)	163	0.0	(g)
Isetan Mitsukoshi Holdings Ltd.	(17,700)	(212,638)	(1,055)	0.0	(g)
Marui Group Co. Ltd.	(40,200)	(734,790)	(3,479)	0.0	(g)

	(71,400)	(1,695,410)	(4,371)	0.0	(g)

Specialty Retail
United Arrows Ltd. (a)	(17,800)	(782,888)	(1,071)	0.0	(g)

Total Consumer Discretionary	(247,300)	(6,320,582)	(13,765)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Aeon Co. Ltd.	(46,300)	(790,444)	(2,661)	0.0	(g)
FamilyMart UNY Holdings Co. Ltd.	(8,900)	(598,566)	(3,440)	0.0	(g)
Sugi Holdings Co. Ltd.	(14,100)	(751,841)	(1,442)	0.0	(g)
Tsuruha Holdings, Inc.	(5,300)	(740,195)	(2,263)	0.0	(g)

	(74,600)	(2,881,046)	(9,806)	0.0	(g)

Food Products
Ezaki Glico Co. Ltd.	(15,900)	(811,371)	(1,588)	0.0	(g)
Kewpie Corp.	(15,200)	(434,876)	(1,167)	0.0	(g)
Kikkoman Corp.	(18,000)	(747,359)	(3,749)	0.0	(g)
Nissin Foods Holdings Co. Ltd.	(10,100)	(749,382)	(1,850)	0.0	(g)
Yamazaki Baking Co. Ltd.	(39,600)	(781,277)	(2,118)	0.0	(g)

	(98,800)	(3,524,265)	(10,472)	0.0	(g)

Personal Products
Shiseido Co. Ltd.	(15,500)	(796,036)	(804)	0.0	(g)

Total Consumer Staples	(188,900)	(7,201,347)	(21,082)	0.0	(g)

Financials
Banks
Shinsei Bank Ltd.	(44,000)	(769,320)	(3,139)	0.0	(g)
Suruga Bank Ltd.	(38,100)	(772,446)	(3,955)	0.0	(g)

	(82,100)	(1,541,766)	(7,094)	0.0	(g)

Consumer Finance
Acom Co. Ltd. (a)	(70,000)	(306,269)	(1,056)	0.0	(g)
Aiful Corp. (a)	(85,500)	(310,765)	(1,408)	0.0	(g)

	(155,500)	(617,034)	(2,464)	0.0	(g)

Insurance
Dai-ichi Life Holdings, Inc.	(37,300)	(786,567)	(5,683)	0.0	(g)
Sony Financial Holdings, Inc.	(43,100)	(792,729)	(5,504)	0.0	(g)
T&D Holdings, Inc.	(41,800)	(749,483)	(5,529)	0.0	(g)

	(122,200)	(2,328,779)	(16,716)	0.0	(g)

Total Financials	(359,800)	(4,487,579)	(26,274)	0.0	(g)

Health Care
Health Care Equipment & Supplies
Sysmex Corp.	(9,600)	(755,689)	(2,955)	0.0	(g)

Pharmaceuticals
Chugai Pharmaceutical Co. Ltd.	(13,800)	(729,360)	16	0.0	(g)
Santen Pharmaceutical Co. Ltd.	(44,900)	(729,064)	3,435	0.0	(g)

	(58,700)	(1,458,424)	3,451	0.0	(g)

Total Health Care	(68,300)	(2,214,113)	496	0.0	(g)

Industrials
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(17,000)	(439,023)	(1,137)	0.0	(g)

Construction & Engineering
JGC Corp.	(36,900)	(801,963)	(5,623)	0.0	(g)

Industrial Conglomerates
Keihan Holdings Co. Ltd.	(23,900)	(757,671)	(2,381)	0.0	(g)

Machinery
FANUC Corp.	(2,700)	(732,830)	(3,852)	0.0	(g)

Road & Rail
Keio Corp.	(9,600)	(457,115)	(1,605)	0.0	(g)
Kintetsu Group Holdings Co. Ltd.	(18,600)	(736,448)	(2,125)	0.0	(g)
Odakyu Electric Railway Co. Ltd.	(15,300)	(337,941)	(1,585)	0.0	(g)

	(43,500)	(1,531,504)	(5,315)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Trading Companies & Distributors
MonotaRO Co. Ltd.	(16,000)	(506,058)	(1,158)	0.0	(g)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(17,000)	(446,805)	(2,690)	0.0	(g)

Total Industrials	(157,000)	(5,215,854)	(22,156)	0.0	(g)

Information Technology
Electronic Equipment, Instruments & Components
Alps Electric Co. Ltd.	(26,200)	(757,117)	(3,540)	0.0	(g)

Internet Software & Services
GMO internet, Inc.	(14,100)	(258,326)	(1,822)	0.0	(g)
Kakaku.com, Inc.	(43,600)	(766,034)	(2,824)	0.0	(g)
Yahoo Japan Corp. (a)	(159,500)	(769,328)	(2,291)	0.0	(g)

	(217,200)	(1,793,688)	(6,937)	0.0	(g)

Semiconductors & Semiconductor Equipment
Advantest Corp.	(37,500)	(801,426)	(3,816)	0.0	(g)

Software
Capcom Co. Ltd.	(21,300)	(814,814)	(4,138)	0.0	(g)

Technology Hardware, Storage & Peripherals
Ricoh Co. Ltd.	(79,600)	(784,609)	(2,973)	0.0	(g)

Total Information Technology	(381,800)	(4,951,654)	(21,404)	0.0	(g)

Materials
Chemicals
Kansai Paint Co. Ltd.	(31,500)	(779,149)	(1,532)	0.0	(g)
Nippon Shokubai Co. Ltd.	(11,300)	(804,690)	(2,501)	0.0	(g)
Taiyo Nippon Sanso Corp.	(47,500)	(738,364)	(4,348)	0.0	(g)
Tokuyama Corp.	(24,800)	(789,582)	(3,579)	0.0	(g)
Tokyo Ohka Kogyo Co. Ltd.	(1,800)	(82,637)	(362)	0.0	(g)
Toray Industries, Inc.	(73,100)	(729,238)	(2,725)	0.0	(g)

	(190,000)	(3,923,660)	(15,047)	0.0	(g)

Metals & Mining
Kobe Steel Ltd.	(13,400)	(139,527)	(580)	0.0	(g)
Sumitomo Metal Mining Co. Ltd.	(15,700)	(737,170)	(2,577)	0.0	(g)
UACJ Corp.	(15,300)	(412,790)	(1,735)	0.0	(g)

	(44,400)	(1,289,487)	(4,892)	0.0	(g)

Total Materials	(234,400)	(5,213,147)	(19,939)	0.0	(g)

Real Estate
Real Estate Management & Development
Mitsubishi Estate Co. Ltd.	(38,000)	(730,921)	(3,954)	0.0	(g)

Utilities
Electric Utilities
Chubu Electric Power Co., Inc.	(58,300)	(734,695)	(3,342)	0.0	(g)
Chugoku Electric Power Co., Inc. (The)	(38,500)	(426,496)	(834)	0.0	(g)
Hokkaido Electric Power Co., Inc.	(71,700)	(467,665)	(699)	0.0	(g)
Hokuriku Electric Power Co.	(5,800)	(47,463)	(73)	0.0	(g)

	(174,300)	(1,676,319)	(4,948)	0.0	(g)

Gas Utilities
Toho Gas Co. Ltd.	(26,100)	(766,362)	(2,512)	0.0	(g)

Total Utilities	(200,400)	(2,442,681)	(7,460)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(1,875,900)	(38,777,878)	(135,538)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(1,726,900)	(35,582,210)	(127,877)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in USD based on the local currencies of the positions within the swaps.	10/29/2018	$9,328,429	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Media
Time Warner, Inc.	46,015	4,387,530	—	0.0	(g)

Financials
Banks
MainSource Financial Group, Inc.	8,467	333,176	—	0.0	(g)

Information Technology
Software
Callidus Software, Inc. (a)	59,133	2,125,831	—	0.0	(g)

Materials
Paper & Forest Products
KapStone Paper and Packaging Corp.	151,989	5,264,899	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	265,604	12,111,436	—	0.0	(g)

Short Positions

Common Stocks
Financials
Banks
First Financial Bancorp	(11,630)	(331,455)	—	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
AT&T, Inc.	(65,462)	(2,451,552)	—	0.0	(g)

Total Short Positions of Total Return Basket Swap	(77,092)	(2,783,007)	—	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	188,512	9,328,429	—	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, which is denominated in GBP based on the local currencies of the positions within the swaps.	10/31/2018	$6,439,585	$ (604)	$ —	$ (604)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Media
Sky plc	344,420	5,180,031	1,259	0.0	(g)
UBM plc	220,852	2,847,317	40	0.0	(g)

Total Consumer Discretionary	565,272	8,027,348	1,299	0.0	(g)

Consumer Staples
Food & Staples Retailing
Booker Group plc	443,284	1,426,213	—	0.0	(g)

Financials
Banks
Aldermore Group plc (a)	100,594	444,768	—	0.0	(g)

Capital Markets
Sole Realisation Co. plc (a)	5,123	5,092	—	0.0	(g)

Total Financials	105,717	449,860	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	1,114,273	9,903,421	1,299	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Media
Informa plc	(236,790)	(2,340,454)	214	0.0	(g)

Consumer Staples
Food & Staples Retailing
Tesco plc	(377,850)	(1,123,382)	(2,117)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(614,640)	(3,463,836)	(1,903)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	499,633	6,439,585	(604)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BA on long positions and short positions respectively, which is denominated in CAD based on the local currencies of the positions within the swaps.	10/29/2018	$535,188	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Staples
Food & Staples Retailing
Jean Coutu Group PJC, Inc. (The)	36,518	719,672	—	0.0	(g)

Short Positions

Common Stocks
Consumer Staples
Food & Staples Retailing
Metro, Inc.	(5,513)	(184,484)	—	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	31,005	535,188	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of short equity positions and pays or receives the net of one month EURIBOR on short positions respectively, which is denominated in EUR based on the local currencies of the positions within the swaps.	10/31/2018	$(1,239,134)	$(1,350)	$—	$(1,350)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Industrials
Construction & Engineering
HOCHTIEF AG	(6,852)	(1,239,134)	(1,350)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month STIBOR on long positions and short positions respectively, plus or minus a specified spread of 0.35%, which is denominated in SEK based on the local currencies of the positions within the swaps.	07/31/2019	$193,223	$(1,780)	$(354)	$(2,134)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Telecommunication Services
Diversified Telecommunication Services
Com Hem Holding AB (a)	42,540	739,601	8,920	0.0	(g)

Short Positions

Common Stocks
Telecommunication Services
Wireless Telecommunication Services
Tele2 AB	(43,689)	(546,378)	(10,700)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(1,149)	193,223	(1,780)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America N.A.	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBR on long positions and short positions respectively, which is denominated in AUD based on the local currencies of the positions within the swaps.	10/29/2018	$591,067	$(529)	$—	$(529)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Information Technology
Internet Software & Services
Aconex Ltd. (a)	95,471	591,067	(529)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	03/16/2018 — 03/19/2018	$8,363,471	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Diversified Consumer Services
Capella Education Co.	11,598	922,621	—	0.0	(g)

Hotels, Restaurants & Leisure
Pinnacle Entertainment, Inc. (a)	78,337	2,529,502	—	0.0	(g)

Household Durables
CalAtlantic Group, Inc.	118,985	6,678,628	—	0.0	(g)

Media
Time Warner, Inc.	9,567	912,213	—	0.0	(g)

Total Consumer Discretionary	218,487	11,042,964	—	0.0	(g)

Financials
Insurance
AmTrust Financial Services, Inc.	84,954	1,140,083	—	0.0	(g)

Health Care
Health Care Providers & Services
Aetna, Inc.	26,038	4,864,419	—	0.0	(g)

Industrials
Construction & Engineering
Chicago Bridge & Iron Co. NV	199,117	4,155,572	—	0.0	(g)

Information Technology
Semiconductors & Semiconductor Equipment
Cavium, Inc. (a)	81,710	7,254,214	—	0.0	(g)

Utilities
Independent Power and Renewable Electricity Producers
Dynegy, Inc. (a)	296,115	3,707,360	—	0.0	(g)

Multi-Utilities
SCANA Corp.	136,528	5,548,498	—	0.0	(g)

Total Utilities	432,643	9,255,858	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	1,042,949	37,713,110	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions

Common Stocks
Consumer Discretionary
Diversified Consumer Services
Strayer Education, Inc.	(10,047)	(929,147)	—	0.0	(g)

Hotels, Restaurants & Leisure
Penn National Gaming, Inc. (a)	(32,572)	(1,039,373)	—	0.0	(g)

Household Durables
Lennar Corp.	(80,689)	(5,055,973)	—	0.0	(g)

Total Consumer Discretionary	(123,308)	(7,024,493)	—	0.0	(g)

Consumer Staples
Food & Staples Retailing
CVS Health Corp.	(29,352)	(2,309,709)	—	0.0	(g)

Energy
Energy Equipment & Services
McDermott International, Inc. (a)	(612,473)	(5,377,513)	—	0.0	(g)

Information Technology
Semiconductors & Semiconductor Equipment
Marvell Technology Group Ltd.	(175,998)	(4,106,033)	—	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
AT&T, Inc.	(13,610)	(509,695)	—	0.0	(g)

Utilities
Independent Power and Renewable Electricity Producers
Vistra Energy Corp. (a)	(191,135)	(3,727,133)	—	0.0	(g)

Multi-Utilities
Dominion Energy, Inc.	(82,353)	(6,295,063)	—	0.0	(g)

Total Utilities	(273,488)	(10,022,196)	—	0.0	(g)

Total Short Positions of Total Return Basket Swap	(1,228,229)	(29,349,639)	—	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(185,280)	8,363,471	—	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	03/19/2018	$3,190,596	$646	$—	$646

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Media
Sky plc	176,594	2,655,950	646	0.0	(g)

Financials
Banks
Aldermore Group plc (a)	120,922	534,646	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	297,516	3,190,596	646	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long positions and pays or receives the net of one month CDOR on long positions, plus or minus a specified spread (rates range from (0.10)% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	03/19/2018	$1,353,977	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Industrials
Construction & Engineering
Aecon Group, Inc.	83,646	1,353,977	—	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	03/19/2018 — 03/12/2019	$28,160,781	$5,391	$—	$5,391

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Internet & Direct Marketing Retail
Yoox Net-A-Porter Group SpA (a)	126,244	5,929,661	(2,882)	0.0	(g)

Textiles, Apparel & Luxury Goods
Kering	2,993	1,516,093	725	0.0	(g)

Total Consumer Discretionary	129,237	7,445,754	(2,157)	0.0	(g)

Consumer Staples
Beverages
Refresco Group NV	26,176	646,401	—	0.0	(g)

Health Care
Biotechnology
Ablynx NV (a)	12,338	672,637	1,085	0.0	(g)

Pharmaceuticals
STADA Arzneimittel AG	7,111	771,802	—	0.0	(g)

Total Health Care	19,449	1,444,439	1,085	0.0	(g)

Industrials
Aerospace & Defense
Zodiac Aerospace (a)	125,724	3,906,999	—	0.0	(g)

Transportation Infrastructure
Abertis Infraestructuras SA	254,503	6,174,358	6,463	0.0	(g)

Total Industrials	380,227	10,081,357	6,463	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions – continued

Common Stocks – continued
Information Technology
Software
Gemalto NV	111,536	6,892,026	—	0.0	(g)

Real Estate
Real Estate Management & Development
BUWOG AG (a)	46,008	1,650,804	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	712,633	28,160,781	5,391	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month CIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.20%), which is denominated in DKK based on the local currencies of the positions within the swaps.	09/25/2020	$2,428,303	$—	$—	$—

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Information Technology
IT Services
Nets A/S (a)	88,221	2,428,303	—	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month BBSW on long positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	03/19/2018	$794,568	$10	$—	$10

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Mantra Group Ltd.	252,833	794,568	10	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month STIBOR on long positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.35%), which is denominated in SEK based on the local currencies of the positions within the swaps.	07/10/2018	$1,480,985	$199	$—	$199

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Industrials
Machinery
Atlas Copco AB	31,579	1,480,985	199	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month CDOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.15%), which is denominated in CAD based on the local currencies of the positions within the swaps.	03/19/2018	$13,705,280	$518	$—	$518

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Auto Components
Linamar Corp.	9,983	589,484	—	0.0	(g)
Magna International, Inc.	12,517	714,995	—	0.0	(g)

	22,500	1,304,479	—	0.0	(g)

Textiles, Apparel & Luxury Goods
Gildan Activewear, Inc. (a)	5,500	187,045	—	0.0	(g)

Total Consumer Discretionary	28,000	1,491,524	—	0.0	(g)

Consumer Staples
Food & Staples Retailing
Empire Co. Ltd.	40,649	786,542	—	0.0	(g)
Loblaw Cos. Ltd.	13,979	757,253	—	0.0	(g)

Total Consumer Staples	54,628	1,543,795	—	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Enerplus Corp.	62,995	715,480	—	0.0	(g)
Imperial Oil Ltd.	23,080	725,613	—	0.0	(g)
Inter Pipeline Ltd.	40,416	774,804	—	0.0	(g)
Parkland Fuel Corp.	11,443	268,399	—	0.0	(g)

Total Energy	137,934	2,484,296	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions - continued

Common Stocks - continued
Financials
Banks
Bank of Nova Scotia (The)	3,503	232,736	—	0.0	(g)
Laurentian Bank of Canada	18,624	805,526	—	0.0	(g)
National Bank of Canada	14,907	773,710	—	0.0	(g)
Royal Bank of Canada	1,975	169,111	—	0.0	(g)
Toronto-Dominion Bank (The)	4,197	255,300	—	0.0	(g)

	43,206	2,236,383	—	0.0	(g)

Capital Markets
IGM Financial, Inc.	6,818	243,508	—	0.0	(g)

Insurance
Manulife Financial Corp.	33,569	712,318	—	0.0	(g)
Power Corp. of Canada	28,330	722,991	—	0.0	(g)
Power Financial Corp.	25,980	716,668	—	0.0	(g)

	87,879	2,151,977	—	0.0	(g)

Thrifts & Mortgage Finance
Genworth MI Canada, Inc.	4,306	147,874	—	0.0	(g)

Total Financials	142,209	4,779,742	—	0.0	(g)

Industrials
Machinery
New Flyer Industries, Inc.	15,257	720,304	—	0.0	(g)

Trading Companies & Distributors
Finning International, Inc.	26,530	730,546	—	0.0	(g)

Total Industrials	41,787	1,450,850	—	0.0	(g)

Information Technology
IT Services
CGI Group, Inc. (a)	13,738	786,305	—	0.0	(g)

Software
Constellation Software, Inc. (a)	300	193,929	518	0.0	(g)

Total Information Technology	14,038	980,234	518	0.0	(g)

Materials
Metals & Mining
Kirkland Lake Gold Ltd.	49,550	746,876	—	0.0	(g)

Paper & Forest Products
Norbord, Inc.	18,970	724,561	—	0.0	(g)
West Fraser Timber Co. Ltd.	10,616	742,775	—	0.0	(g)

	29,586	1,467,336	—	0.0	(g)

Total Materials	79,136	2,214,212	—	0.0	(g)

Real Estate
Real Estate Management & Development
First Capital Realty, Inc.	16,259	271,909	—	0.0	(g)

Telecommunication Services
Wireless Telecommunication Services
Rogers Communications, Inc.	16,615	810,893	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	530,606	16,027,455	518	0.0	(g)

Short Positions

Common Stocks
Energy
Oil, Gas & Consumable Fuels
MEG Energy Corp. (a)	(68,001)	(307,387)	—	0.0	(g)
Seven Generations Energy Ltd. (a)	(22,400)	(312,325)	—	0.0	(g)

Total Energy	(90,401)	(619,712)	—	0.0	(g)

Industrials
Aerospace & Defense
Bombardier, Inc. (a)	(196,763)	(556,695)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions - continued

Common Stocks - continued
Materials
Metals & Mining
Endeavour Mining Corp. (a)	(19,381)	(357,839)	—	0.0	(g)
First Quantum Minerals Ltd.	(28,685)	(427,710)	—	0.0	(g)
Franco-Nevada Corp.	(4,711)	(360,219)	—	0.0	(g)

Total Materials	(52,777)	(1,145,768)	—	0.0	(g)

Total Short Positions of Total Return Basket Swap	(339,941)	(2,322,175)	—	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	190,665	13,705,280	518	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in EUR based on the local currencies of the positions within the swaps.	03/19/2018	$33,822,648	$(206)	$—	$(206)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Auto Components
Faurecia	8,027	720,265	(1,068)	0.0	(g)

Automobiles
Peugeot SA	27,339	614,070	46	0.0	(g)

Media
Eutelsat Communications SA	35,551	782,473	341	0.0	(g)
Mediaset Espana Comunicacion SA	21,019	237,699	15	0.0	(g)

	56,570	1,020,172	356	0.0	(g)

Total Consumer Discretionary	91,936	2,354,507	(666)	0.0	(g)

Energy
Energy Equipment & Services
SBM Offshore NV	42,471	793,220	690	0.0	(g)

Oil, Gas & Consumable Fuels
Enagas SA	29,603	806,424	(318)	0.0	(g)
Galp Energia SGPS SA	40,955	782,334	805	0.0	(g)
Neste OYJ	10,599	733,549	845	0.0	(g)
OMV AG	11,940	768,773	(5)	0.0	(g)
Repsol SA	38,024	715,647	199	0.0	(g)
Saras SpA	337,805	737,959	232	0.0	(g)
Snam SpA	163,579	795,691	(225)	0.0	(g)
TOTAL SA	12,415	719,821	996	0.0	(g)

	644,920	6,060,198	2,529	0.0	(g)

Total Energy	687,391	6,853,418	3,219	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions - continued

Common Stocks - continued
Financials
Banks
Credit Agricole SA	38,259	721,323	504	0.0	(g)
ING Groep NV	38,709	760,062	(715)	0.0	(g)

	76,968	1,481,385	(211)	0.0	(g)

Insurance
Allianz SE (Registered)	3,084	780,025	836	0.0	(g)
ASR Nederland NV	17,578	767,821	(383)	0.0	(g)
AXA SA	21,915	720,729	(162)	0.0	(g)
CNP Assurances	31,050	795,807	133	0.0	(g)
NN Group NV	15,272	720,301	(215)	0.0	(g)
SCOR SE	16,562	741,284	4	0.0	(g)
Societa Cattolica di Assicurazioni SC	65,415	814,596	—	0.0	(g)

	170,876	5,340,563	213	0.0	(g)

Total Financials	247,844	6,821,948	2	0.0	(g)

Health Care
Health Care Equipment & Supplies
Koninklijke Philips NV	17,545	715,130	(659)	0.0	(g)

Health Care Providers & Services
Fresenius Medical Care AG & Co. KGaA	6,411	738,944	(1,296)	0.0	(g)

Pharmaceuticals
Bayer AG (Registered)	5,511	722,147	844	0.0	(g)
Merck KGaA	6,744	738,191	1,199	0.0	(g)
Sanofi	8,029	708,572	(381)	0.0	(g)

	20,284	2,168,910	1,662	0.0	(g)

Total Health Care	44,240	3,622,984	(293)	0.0	(g)

Industrials
Airlines
Deutsche Lufthansa AG (Registered)	21,456	766,468	872	0.0	(g)

Construction & Engineering
ACS Actividades de Construccion y Servicios SA	18,188	727,747	(726)	0.0	(g)
Eiffage SA	6,650	806,214	(97)	0.0	(g)
Maire Tecnimont SpA	154,417	804,723	(486)	0.0	(g)
Vinci SA	7,114	768,873	455	0.0	(g)

	186,369	3,107,557	(854)	0.0	(g)

Electrical Equipment
Philips Lighting NV	19,522	767,605	(726)	0.0	(g)
Prysmian SpA	22,568	793,908	(159)	0.0	(g)

	42,090	1,561,513	(885)	0.0	(g)

Machinery
Aalberts Industries NV	13,546	739,595	(398)	0.0	(g)
Cargotec OYJ	12,448	725,738	289	0.0	(g)
Fincantieri SpA (a)	393,300	703,272	606	0.0	(g)
Valmet OYJ	32,238	723,345	92	0.0	(g)
Wartsila OYJ Abp	11,192	765,082	—	0.0	(g)

	462,724	3,657,032	589	0.0	(g)

Professional Services
RELX NV	33,265	736,604	(3,288)	0.0	(g)

Transportation Infrastructure
Aena SME SA	3,671	799,377	(277)	0.0	(g)

Total Industrials	749,575	10,628,551	(3,843)	0.0	(g)

Information Technology
IT Services
Cap Gemini SA	6,079	806,929	(263)	0.0	(g)

Semiconductors & Semiconductor Equipment
BE Semiconductor Industries NV	7,477	719,565	127	0.0	(g)

Total Information Technology	13,556	1,526,494	(136)	0.0	(g)

Materials
Chemicals
Covestro AG	556	64,024	115	0.0	(g)
Lenzing AG	6,298	800,694	—	0.0	(g)

	6,854	864,718	115	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions - continued

Common Stocks - continued
Metals & Mining
Aurubis AG	6,932	728,437	850	0.0	(g)

Paper & Forest Products
Stora Enso OYJ	46,173	792,918	672	0.0	(g)
UPM-Kymmene OYJ	22,696	765,276	519	0.0	(g)

	68,869	1,558,194	1,191	0.0	(g)

Total Materials	82,655	3,151,349	2,156	0.0	(g)

Real Estate
Real Estate Management & Development
LEG Immobilien AG	6,842	772,159	672	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Deutsche Telekom AG (Registered)	40,964	718,510	129	0.0	(g)
Proximus SADP	21,781	734,539	73	0.0	(g)
Telefonica Deutschland Holding AG	153,617	776,514	271	0.0	(g)

Total Telecommunication Services	216,362	2,229,563	473	0.0	(g)

Utilities
Electric Utilities
EDP - Energias de Portugal SA	225,237	791,110	—	0.0	(g)
Endesa SA	35,608	799,309	(876)	0.0	(g)
Enel SpA	37,220	236,622	487	0.0	(g)
Iberdrola SA	97,834	796,348	(225)	0.0	(g)
Terna Rete Elettrica Nazionale SpA	132,860	799,689	—	0.0	(g)

	528,759	3,423,078	(614)	0.0	(g)

Independent Power and Renewable Electricity Producers
Uniper SE	24,751	738,893	461	0.0	(g)

Multi-Utilities
A2A SpA	386,678	743,111	907	0.0	(g)
Engie SA	43,209	750,285	312	0.0	(g)
Innogy SE	18,711	713,318	138	0.0	(g)
Veolia Environnement SA	31,801	801,659	559	0.0	(g)

	480,399	3,008,373	1,916	0.0	(g)

Total Utilities	1,033,909	7,170,344	1,763	0.0	(g)

Total Common Stocks	3,174,310	45,131,317	3,347	0.0	(g)

Right
Industrials
Construction & Engineering
ACS Actividades de Construccion y Servicios SA (a)	18,188	9,529	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	3,192,498	45,140,846	3,347	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Auto Components
Gestamp Automocion SA (a)	(105,263)	(805,942)	411	0.0	(g)

Hotels, Restaurants & Leisure
Accor SA	(8,356)	(475,582)	84	0.0	(g)
Paddy Power Betfair plc	(7,060)	(818,683)	—	0.0	(g)

	(15,416)	(1,294,265)	84	0.0	(g)

Household Durables
Neinor Homes SA (a)	(33,408)	(766,904)	434	0.0	(g)

Internet & Direct Marketing Retail
Zalando SE (a)	(7,571)	(443,752)	(270)	0.0	(g)

Media
Altice NV (a)	(57,501)	(616,655)	1,300	0.0	(g)

Textiles, Apparel & Luxury Goods
Salvatore Ferragamo SpA	(2,227)	(62,733)	(80)	0.0	(g)
Tod’s SpA	(10,526)	(793,915)	—	0.0	(g)

	(12,753)	(856,648)	(80)	0.0	(g)

Total Consumer Discretionary	(231,912)	(4,784,166)	1,879	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Consumer Staples
Beverages
Anheuser-Busch InBev SA/NV	(2,557)	(289,605)	(268)	0.0	(g)

Financials
Banks
Banco Espirito Santo SA (Registered) (a)	(35,937)	—	—	0.0	(g)

Diversified Financial Services
Wendel SA	(2,364)	(440,785)	(238)	0.0	(g)

Total Financials	(38,301)	(440,785)	(238)	0.0	(g)

Health Care
Life Sciences Tools & Services
MorphoSys AG (a)	(5,347)	(527,469)	(367)	0.0	(g)

Industrials
Commercial Services & Supplies
Bilfinger SE	(14,933)	(700,934)	(1,232)	0.0	(g)

Machinery
Alstom SA	(11,024)	(483,563)	267	0.0	(g)

Trading Companies & Distributors
Brenntag AG	(8,564)	(555,959)	(722)	0.0	(g)

Transportation Infrastructure
Getlink SE	(37,649)	(528,197)	—	0.0	(g)

Total Industrials	(72,170)	(2,268,653)	(1,687)	0.0	(g)

Information Technology
Internet Software & Services
Rocket Internet SE (a)	(24,635)	(715,075)	(596)	0.0	(g)

Materials
Chemicals
K+S AG (Registered)	(28,694)	(806,432)	(594)	0.0	(g)
OCI NV (a)	(29,029)	(736,963)	(1,367)	0.0	(g)

	(57,723)	(1,543,395)	(1,961)	0.0	(g)

Metals & Mining
thyssenkrupp AG	(13,601)	(428,228)	(329)	0.0	(g)

Total Materials	(71,324)	(1,971,623)	(2,290)	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Iliad SA	(1,240)	(320,822)	14	0.0	(g)

Total Short Positions of Total Return Basket Swap	(447,486)	(11,318,198)	(3,553)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	2,745,012	33,822,648	(206)	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.20)% to 0.40%), which is denominated in JPY based on the local currencies of the positions within the swaps.	03/19/2018	$24,925,069	$52,146	$—	$52,146

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Auto Components
Bridgestone Corp.	15,200	741,852	3,085	0.0	(g)
NHK Spring Co. Ltd.	64,900	723,348	3,426	0.0	(g)
Sumitomo Rubber Industries Ltd.	36,800	716,787	3,169	0.0	(g)
TS Tech Co. Ltd.	4,300	184,284	849	0.0	(g)
Unipres Corp.	27,300	727,473	4,524	0.0	(g)

	148,500	3,093,744	15,053	0.0	(g)

Automobiles
Yamaha Motor Co. Ltd.	23,600	788,477	5,917	0.0	(g)

Household Durables
Sekisui Chemical Co. Ltd.	40,900	782,025	2,763	0.0	(g)

Leisure Products
Bandai Namco Holdings, Inc.	9,300	304,347	1,077	0.0	(g)

Total Consumer Discretionary	222,300	4,968,593	24,810	0.0	(g)

Consumer Staples
Beverages
Kirin Holdings Co. Ltd.	28,300	708,919	3,557	0.0	(g)
Suntory Beverage & Food Ltd.	15,900	762,606	3,799	0.0	(g)

	44,200	1,471,525	7,356	0.0	(g)

Food & Staples Retailing
Matsumotokiyoshi Holdings Co. Ltd.	4,600	189,000	440	0.0	(g)

Food Products
Nichirei Corp.	11,200	300,659	(14,409)	0.0	(g)
Nippon Suisan Kaisha Ltd. (a)	61,500	328,331	1,593	0.0	(g)
Prima Meat Packers Ltd. (a)	110,000	752,769	2,105	0.0	(g)

	182,700	1,381,759	(10,711)	0.0	(g)

Personal Products
Pola Orbis Holdings, Inc.	19,900	779,026	671	0.0	(g)

Total Consumer Staples	251,400	3,821,310	(2,244)	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Showa Shell Sekiyu KK	8,800	125,102	401	0.0	(g)

Financials
Banks
Aozora Bank Ltd.	17,800	722,989	2,315	0.0	(g)

Health Care
Pharmaceuticals
Astellas Pharma, Inc.	15,900	209,104	(624)	0.0	(g)
Kaken Pharmaceutical Co. Ltd.	4,000	209,603	21	0.0	(g)
Mitsubishi Tanabe Pharma Corp.	13,800	280,655	(1,362)	0.0	(g)
Tsumura & Co.	23,200	781,978	(2,193)	0.0	(g)

Total Health Care	56,900	1,481,340	(4,158)	0.0	(g)

Industrials
Building Products
Asahi Glass Co. Ltd.	17,200	757,410	2,733	0.0	(g)
Nichias Corp.	53,000	722,180	3,182	0.0	(g)

	70,200	1,479,590	5,915	0.0	(g)

Construction & Engineering
Kajima Corp.	79,000	784,319	3,509	0.0	(g)
Kinden Corp.	42,300	707,950	3,144	0.0	(g)
Maeda Corp. (a)	54,900	754,580	3,773	0.0	(g)
Nishimatsu Construction Co. Ltd. (a)	27,900	793,185	934	0.0	(g)
Penta-Ocean Construction Co. Ltd.	25,200	194,698	1,030	0.0	(g)
Toda Corp. (a)	100,000	787,879	1,949	0.0	(g)

	329,300	4,022,611	14,339	0.0	(g)

Road & Rail
Sankyu, Inc.	18,200	849,487	4,255	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions – continued

Common Stocks – continued
Trading Companies & Distributors
Kanamoto Co. Ltd.	25,400	785,512	(26,612)	0.0	(g)
Sumitomo Corp.	7,200	124,492	568	0.0	(g)

	32,600	910,004	(26,044)	0.0	(g)

Total Industrials	450,300	7,261,692	(1,535)	0.0	(g)

Information Technology
Electronic Equipment, Instruments & Components
Oki Electric Industry Co. Ltd.	49,300	717,542	1,773	0.0	(g)
Omron Corp.	11,000	689,461	3,284	0.0	(g)

	60,300	1,407,003	5,057	0.0	(g)

Internet Software & Services
Mixi, Inc.	7,800	344,418	395	0.0	(g)

Semiconductors & Semiconductor Equipment
Disco Corp.	3,100	731,095	5,859	0.0	(g)
SCREEN Holdings Co. Ltd. (a)	8,800	767,028	2,862	0.0	(g)
Ulvac, Inc.	2,400	160,879	615	0.0	(g)

	14,300	1,659,002	9,336	0.0	(g)

Software
Nexon Co. Ltd.	4,400	147,010	908	0.0	(g)

Technology Hardware, Storage & Peripherals
Brother Industries Ltd.	30,200	775,804	3,722	0.0	(g)

Total Information Technology	117,000	4,333,237	19,418	0.0	(g)

Materials
Chemicals
Denka Co. Ltd. (a)	17,900	715,437	3,011	0.0	(g)
Kuraray Co. Ltd.	12,600	236,670	1,220	0.0	(g)
Mitsubishi Chemical Holdings Corp.	65,900	718,726	3,707	0.0	(g)
Mitsubishi Gas Chemical Co., Inc.	3,200	90,707	425	0.0	(g)
Mitsui Chemicals, Inc.	8,500	268,004	1,333	0.0	(g)
NOF Corp. (a)	29,300	788,622	2,779	0.0	(g)
Sumitomo Bakelite Co. Ltd.	84,000	721,562	2,134	0.0	(g)
Tokai Carbon Co. Ltd.	54,900	800,126	5,064	0.0	(g)
Tosoh Corp.	12,700	292,383	1,552	0.0	(g)
Zeon Corp. (a)	51,900	783,277	3,136	0.0	(g)

	340,900	5,415,514	24,361	0.0	(g)

Metals & Mining
Nippon Denko Co. Ltd.	154,500	726,611	2,017	0.0	(g)
Nippon Light Metal Holdings Co. Ltd.	248,600	733,350	2,375	0.0	(g)

	403,100	1,459,961	4,392	0.0	(g)

Paper & Forest Products
Oji Holdings Corp.	104,000	714,550	2,925	0.0	(g)

Total Materials	848,000	7,590,025	31,678	0.0	(g)

Real Estate
Real Estate Management & Development
Nomura Real Estate Holdings, Inc. (a)	6,800	162,912	2,825	0.0	(g)

Telecommunication Services
Wireless Telecommunication Services
NTT DOCOMO, Inc.	10,500	260,898	778	0.0	(g)

Utilities
Electric Utilities
Kansai Electric Power Co., Inc. (The)	22,200	276,628	1,390	0.0	(g)
Tokyo Electric Power Co. Holdings, Inc. (a)	177,800	721,982	2,117	0.0	(g)

Total Utilities	200,000	998,610	3,507	0.0	(g)

Total Long Positions of Total Return Basket Swap	2,189,800	31,726,708	77,795	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Kyoritsu Maintenance Co. Ltd.	(2,000)	(82,501)	31	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Multiline Retail
Isetan Mitsukoshi Holdings Ltd.	(47,800)	(574,242)	(2,849)	0.0	(g)

Total Consumer Discretionary	(49,800)	(656,743)	(2,818)	0.0	(g)

Consumer Staples
Food Products
Kewpie Corp.	(13,300)	(380,517)	(1,021)	0.0	(g)

Financials
Consumer Finance
Acom Co. Ltd. (a)	(100,400)	(439,277)	(1,515)	0.0	(g)
Aiful Corp. (a)	(115,800)	(420,896)	(1,907)	0.0	(g)

Total Financials	(216,200)	(860,173)	(3,422)	0.0	(g)

Industrials
Air Freight & Logistics
Yamato Holdings Co. Ltd.	(14,400)	(371,878)	(963)	0.0	(g)

Road & Rail
Keio Corp.	(5,800)	(276,174)	(970)	0.0	(g)
Odakyu Electric Railway Co. Ltd.	(18,000)	(397,578)	(1,865)	0.0	(g)

	(23,800)	(673,752)	(2,835)	0.0	(g)

Trading Companies & Distributors
MonotaRO Co. Ltd.	(6,800)	(215,075)	(492)	0.0	(g)

Transportation Infrastructure
Mitsubishi Logistics Corp.	(11,300)	(296,994)	(1,788)	0.0	(g)

Total Industrials	(56,300)	(1,557,699)	(6,078)	0.0	(g)

Information Technology
Internet Software & Services
GMO internet, Inc.	(26,600)	(487,339)	(3,437)	0.0	(g)

Materials
Chemicals
Tokyo Ohka Kogyo Co. Ltd.	(14,300)	(656,507)	(2,875)	0.0	(g)

Metals & Mining
Kobe Steel Ltd.	(58,300)	(607,047)	(2,525)	0.0	(g)
UACJ Corp.	(12,600)	(339,944)	(1,428)	0.0	(g)

	(70,900)	(946,991)	(3,953)	0.0	(g)

Total Materials	(85,200)	(1,603,498)	(6,828)	0.0	(g)

Utilities
Electric Utilities
Chugoku Electric Power Co., Inc. (The)	(27,600)	(305,748)	(598)	0.0	(g)
Hokkaido Electric Power Co., Inc.	(40,500)	(264,162)	(395)	0.0	(g)
Hokuriku Electric Power Co.	(83,800)	(685,760)	(1,052)	0.0	(g)

Total Utilities	(151,900)	(1,255,670)	(2,045)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(599,300)	(6,801,639)	(25,649)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	1,590,500	24,925,069	52,146	0.0	(g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in USD based on the local currencies of the positions within the swaps.	03/16/2018 — 03/19/2018	$(52,125,553)	$(3,262)	$—	$(3,262)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Auto Components
Cooper-Standard Holdings, Inc. (a)	3,299	411,022	—	0.0	(g)
Lear Corp.	3,217	621,331	—	0.0	(g)

	6,516	1,032,353	—	0.0	(g)

Hotels, Restaurants & Leisure
Wyndham Worldwide Corp.	1,611	199,973	—	0.0	(g)

Household Durables
KB Home	3,116	98,216	—	0.0	(g)
MDC Holdings, Inc.	14,339	483,368	—	0.0	(g)

	17,455	581,584	—	0.0	(g)

Multiline Retail
Big Lots, Inc.	8,163	496,147	—	0.0	(g)
Dillard’s, Inc.	1,485	100,327	—	0.0	(g)
Target Corp.	2,104	158,263	—	0.0	(g)

	11,752	754,737	—	0.0	(g)

Specialty Retail
Best Buy Co., Inc.	6,024	440,113	—	0.0	(g)
Children’s Place, Inc. (The)	3,200	479,360	—	0.0	(g)

	9,224	919,473	—	0.0	(g)

Total Consumer Discretionary	46,558	3,488,120	—	0.0	(g)

Consumer Staples
Food Products
Fresh Del Monte Produce, Inc.	9,689	458,387	—	0.0	(g)

Personal Products
USANA Health Sciences, Inc. (a)	8,486	633,480	—	0.0	(g)

Total Consumer Staples	18,175	1,091,867	—	0.0	(g)

Energy
Energy Equipment & Services
Noble Corp. plc (a)	6,896	32,342	—	0.0	(g)

Oil, Gas & Consumable Fuels
Valero Energy Corp.	4,635	444,821	—	0.0	(g)

Total Energy	11,531	477,163	—	0.0	(g)

Health Care
Health Care Equipment & Supplies
Natus Medical, Inc. (a)	11,882	368,936	—	0.0	(g)

Health Care Providers & Services
Aetna, Inc.	3,090	577,274	—	0.0	(g)
Chemed Corp.	2,280	594,100	—	0.0	(g)
Express Scripts Holding Co. (a)	3,630	287,423	—	0.0	(g)
Humana, Inc.	1,201	338,478	—	0.0	(g)
Owens & Minor, Inc.	2,959	62,317	—	0.0	(g)
Quest Diagnostics, Inc.	4,273	452,169	—	0.0	(g)
UnitedHealth Group, Inc.	2,461	582,716	—	0.0	(g)

	19,894	2,894,477	—	0.0	(g)

Pharmaceuticals
Johnson & Johnson	3,749	518,074	—	0.0	(g)
Mallinckrodt plc (a)	12,793	231,042	—	0.0	(g)

	16,542	749,116	—	0.0	(g)

Total Health Care	48,318	4,012,529	—	0.0	(g)

Industrials
Building Products
Owens Corning	6,448	599,471	—	0.0	(g)

Commercial Services & Supplies
Deluxe Corp.	6,506	483,201	—	0.0	(g)

Machinery
Barnes Group, Inc.	7,852	516,583	—	0.0	(g)
Hillenbrand, Inc.	9,965	441,450	—	0.0	(g)
Wabash National Corp.	14,299	369,343	—	0.0	(g)

	32,116	1,327,376	—	0.0	(g)

Total Industrials	45,070	2,410,048	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions – continued

Common Stocks – continued
Information Technology
Communications Equipment
Cisco Systems, Inc.	8,828	366,715	—	0.0	(g)

Electronic Equipment, Instruments & Components
Corning, Inc.	10,130	316,259	—	0.0	(g)
Methode Electronics, Inc.	7,803	318,753	—	0.0	(g)

	17,933	635,012	—	0.0	(g)

IT Services
Amdocs Ltd.	5,631	385,160	—	0.0	(g)
Convergys Corp.	3,186	74,138	—	0.0	(g)
Western Union Co. (The)	12,314	256,008	—	0.0	(g)

	21,131	715,306	—	—	(g)

Semiconductors & Semiconductor Equipment
Advanced Energy Industries, Inc. (a)	3,901	277,478	—	0.0	(g)
Intel Corp.	8,491	408,757	—	0.0	(g)
Teradyne, Inc.	6,226	285,400	—	0.0	(g)

	18,618	971,635	—	0.0	(g)

Software
Oracle Corp.	4,954	255,577	—	0.0	(g)

Technology Hardware, Storage & Peripherals
Apple, Inc.	3,539	592,535	—	0.0	(g)

Total Information Technology	75,003	3,536,780	—	0.0	(g)

Materials
Chemicals
Innophos Holdings, Inc.	838	38,774	—	0.0	(g)
LyondellBasell Industries NV	4,849	581,104	—	0.0	(g)
Trinseo SA	6,176	509,211	—	0.0	(g)

Total Materials	11,863	1,129,089	—	0.0	(g)

Utilities
Multi-Utilities
Ameren Corp.	7,063	399,978	—	0.0	(g)
CenterPoint Energy, Inc.	13,243	373,188	—	0.0	(g)

Total Utilities	20,306	773,166	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	276,824	16,918,762	—	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Auto Components
Visteon Corp. (a)	(2,044)	(265,884)	—	0.0	(g)

Hotels, Restaurants & Leisure
Chipotle Mexican Grill, Inc. (a)	(1,445)	(469,278)	—	0.0	(g)
MGM Resorts International	(6,543)	(238,492)	—	0.0	(g)
Planet Fitness, Inc. (a)	(2,067)	(69,782)	—	0.0	(g)
Red Robin Gourmet Burgers, Inc. (a)	(8,460)	(445,419)	—	0.0	(g)
Shake Shack, Inc. (a)	(14,060)	(614,563)	—	0.0	(g)
Wendy’s Co. (The)	(11,400)	(184,452)	—	0.0	(g)

	(43,975)	(2,021,986)	—	0.0	(g)

Household Durables
Tempur Sealy International, Inc. (a)	(3,258)	(194,307)	—	0.0	(g)

Internet & Direct Marketing Retail
Liberty Expedia Holdings, Inc. (a)	(15,597)	(731,343)	—	0.0	(g)
Netflix, Inc. (a)	(444)	(120,013)	—	0.0	(g)

	(16,041)	(851,356)	—	0.0	(g)

Media
Cinemark Holdings, Inc.	(20,967)	(771,586)	—	0.0	(g)
DISH Network Corp. (a)	(16,529)	(775,210)	—	0.0	(g)
Interpublic Group of Cos., Inc. (The)	(17,900)	(391,831)	—	0.0	(g)
Liberty Broadband Corp. (a)	(3,255)	(311,015)	—	0.0	(g)
World Wrestling Entertainment, Inc.	(22,093)	(780,988)	—	0.0	(g)

	(80,744)	(3,030,630)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Specialty Retail
Advance Auto Parts, Inc.	(694)	(81,191)	—	0.0	(g)
CarMax, Inc. (a)	(3,396)	(242,373)	—	0.0	(g)
L Brands, Inc.	(4,662)	(233,520)	—	0.0	(g)
Monro, Inc.	(3,738)	(211,197)	—	0.0	(g)

	(12,490)	(768,281)	—	0.0	(g)

Textiles, Apparel & Luxury Goods
NIKE, Inc.	(1,763)	(120,272)	—	0.0	(g)

Total Consumer Discretionary	(160,315)	(7,252,716)	—	0.0	(g)

Consumer Staples
Beverages
Coca-Cola Bottling Co. Consolidated	(1,531)	(310,058)	—	0.0	(g)
Molson Coors Brewing Co.	(3,106)	(260,966)	—	0.0	(g)

	(4,637)	(571,024)	—	0.0	(g)

Food & Staples Retailing
Casey’s General Stores, Inc.	(1,950)	(236,165)	—	0.0	(g)
Kroger Co. (The)	(26,855)	(815,318)	—	0.0	(g)
PriceSmart, Inc.	(8,664)	(738,173)	—	0.0	(g)

	(37,469)	(1,789,656)	—	0.0	(g)

Food Products
Blue Buffalo Pet Products, Inc. (a)	(7,062)	(239,967)	—	0.0	(g)
Kraft Heinz Co. (The)	(10,262)	(804,438)	—	0.0	(g)
Lancaster Colony Corp.	(2,539)	(326,008)	—	0.0	(g)

	(19,863)	(1,370,413)	—	0.0	(g)

Personal Products
Avon Products, Inc. (a)	(122,127)	(297,990)	—	0.0	(g)
Coty, Inc.	(8,337)	(163,489)	—	0.0	(g)

	(130,464)	(461,479)	—	0.0	(g)

Total Consumer Staples	(192,433)	(4,192,572)	—	0.0	(g)

Energy
Energy Equipment & Services
Weatherford International plc (a)	(141,550)	(557,707)	—	0.0	(g)

Oil, Gas & Consumable Fuels
Anadarko Petroleum Corp.	(3,721)	(223,446)	—	0.0	(g)
Antero Resources Corp. (a)	(14,448)	(280,725)	—	0.0	(g)
Carrizo Oil & Gas, Inc. (a)	(7,728)	(155,410)	—	0.0	(g)
Cheniere Energy, Inc. (a)	(12,647)	(715,314)	—	0.0	(g)
Chesapeake Energy Corp. (a)	(43,673)	(152,856)	—	0.0	(g)
Concho Resources, Inc. (a)	(4,879)	(768,150)	—	0.0	(g)
Extraction Oil & Gas, Inc. (a)	(20,351)	(286,949)	—	0.0	(g)
Hess Corp.	(3,062)	(154,662)	—	0.0	(g)
Kosmos Energy Ltd. (a)	(102,284)	(706,782)	—	0.0	(g)
Laredo Petroleum, Inc. (a)	(36,948)	(359,504)	—	0.0	(g)
Matador Resources Co. (a)	(7,374)	(238,991)	—	0.0	(g)
Oasis Petroleum, Inc. (a)	(28,058)	(242,982)	—	0.0	(g)
Parsley Energy, Inc. (a)	(14,676)	(346,354)	—	0.0	(g)
PDC Energy, Inc. (a)	(10,726)	(556,143)	—	0.0	(g)
QEP Resources, Inc. (a)	(22,859)	(213,960)	—	0.0	(g)
Range Resources Corp.	(31,166)	(444,116)	—	0.0	(g)
RSP Permian, Inc. (a)	(16,407)	(651,030)	—	0.0	(g)
SM Energy Co.	(14,735)	(344,062)	—	0.0	(g)
WPX Energy, Inc. (a)	(32,984)	(485,854)	—	0.0	(g)

	(428,726)	(7,327,290)	—	0.0	(g)

Total Energy	(570,276)	(7,884,997)	—	0.0	(g)

Financials
Banks
Bank of the Ozarks, Inc.	(14,715)	(735,014)	—	0.0	(g)
First Republic Bank	(8,962)	(802,547)	—	0.0	(g)
Home BancShares, Inc.	(31,212)	(749,400)	—	0.0	(g)
Signature Bank (a)	(4,870)	(749,980)	—	0.0	(g)
UMB Financial Corp.	(10,076)	(767,590)	—	0.0	(g)

	(69,835)	(3,804,531)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Capital Markets
Charles Schwab Corp. (The)	(14,914)	(795,513)	—	0.0	(g)
Financial Engines, Inc.	(27,764)	(789,886)	—	0.0	(g)
TD Ameritrade Holding Corp.	(13,835)	(771,855)	—	0.0	(g)

	(56,513)	(2,357,254)	—	0.0	(g)

Consumer Finance
LendingClub Corp. (a)	(169,312)	(619,682)	—	0.0	(g)
PRA Group, Inc. (a)	(5,009)	(179,072)	—	0.0	(g)
SLM Corp. (a)	(65,875)	(753,610)	—	0.0	(g)

	(240,196)	(1,552,364)	—	0.0	(g)

Insurance
Markel Corp. (a)	(245)	(281,184)	—	0.0	(g)
RLI Corp.	(4,137)	(265,844)	—	0.0	(g)

	(4,382)	(547,028)	—	0.0	(g)

Total Financials	(370,926)	(8,261,177)	—	0.0	(g)

Health Care
Health Care Equipment & Supplies
DexCom, Inc. (a)	(5,986)	(348,385)	—	0.0	(g)
Insulet Corp. (a)	(9,850)	(753,821)	—	0.0	(g)
Nevro Corp. (a)	(3,500)	(280,910)	—	0.0	(g)
Penumbra, Inc. (a)	(757)	(75,397)	—	0.0	(g)
Wright Medical Group NV (a)	(32,773)	(745,585)	(3,258)	0.0	(g)

	(52,866)	(2,204,098)	(3,258)	0.0	(g)

Pharmaceuticals
Aerie Pharmaceuticals, Inc. (a)	(5,012)	(274,908)	—	0.0	(g)
Dermira, Inc. (a)	(9,089)	(259,218)	—	0.0	(g)
Intra-Cellular Therapies, Inc. (a)	(14,675)	(249,769)	—	0.0	(g)
Medicines Co. (The) (a)	(11,856)	(392,789)	—	0.0	(g)
Nektar Therapeutics (a)	(1,810)	(151,334)	—	0.0	(g)
Pacira Pharmaceuticals, Inc. (a)	(18,129)	(659,896)	—	0.0	(g)

	(60,571)	(1,987,914)	—	0.0	(g)

Total Health Care	(113,437)	(4,192,012)	(3,258)	0.0	(g)

Industrials
Aerospace & Defense
Cubic Corp.	(3,430)	(199,112)	—	0.0	(g)
Mercury Systems, Inc. (a)	(8,016)	(384,928)	—	0.0	(g)
TransDigm Group, Inc.	(479)	(151,800)	—	0.0	(g)

	(11,925)	(735,840)	—	0.0	(g)

Air Freight & Logistics
Hub Group, Inc. (a)	(2,408)	(115,704)	—	0.0	(g)

Airlines
Spirit Airlines, Inc. (a)	(14,606)	(615,205)	—	0.0	(g)

Building Products
Armstrong World Industries, Inc. (a)	(11,650)	(730,455)	—	0.0	(g)

Commercial Services & Supplies
Clean Harbors, Inc. (a)	(3,905)	(216,103)	—	0.0	(g)
Covanta Holding Corp.	(45,857)	(749,762)	—	0.0	(g)
Healthcare Services Group, Inc.	(4,066)	(224,362)	—	0.0	(g)

	(53,828)	(1,190,227)	—	0.0	(g)

Construction & Engineering
Dycom Industries, Inc. (a)	(9)	(1,050)	—	0.0	(g)
Granite Construction, Inc.	(2,305)	(153,720)	—	0.0	(g)

	(2,314)	(154,770)	—	0.0	(g)

Electrical Equipment
Acuity Brands, Inc.	(2,322)	(358,610)	—	0.0	(g)

Machinery
CIRCOR International, Inc.	(4,590)	(243,362)	—	0.0	(g)
EnPro Industries, Inc.	(2,541)	(223,583)	—	0.0	(g)
Flowserve Corp.	(14,314)	(648,710)	—	0.0	(g)
REV Group, Inc.	(8,531)	(249,617)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Machinery – continued
SPX FLOW, Inc. (a)	(17,676)	(819,636)	—	0.0	(g)
Wabtec Corp.	(9,031)	(731,872)	—	0.0	(g)
Welbilt, Inc. (a)	(14,850)	(331,155)	—	0.0	(g)

	(71,533)	(3,247,935)	—	0.0	(g)

Marine
Matson, Inc.	(5,687)	(194,552)	—	0.0	(g)

Road & Rail
AMERCO	(618)	(225,619)	—	0.0	(g)
Avis Budget Group, Inc. (a)	(1,776)	(79,849)	—	0.0	(g)
Genesee & Wyoming, Inc. (a)	(9,750)	(778,538)	—	0.0	(g)
Hertz Global Holdings, Inc. (a)	(1)	(9)	(4)	0.0	(g)
Werner Enterprises, Inc.	(3,163)	(128,734)	—	0.0	(g)

	(15,308)	(1,212,749)	(4)	0.0	(g)

Trading Companies & Distributors
Herc Holdings, Inc. (a)	(2,483)	(163,193)	—	0.0	(g)
SiteOne Landscape Supply, Inc. (a)	(2,986)	(227,414)	—	0.0	(g)

	(5,469)	(390,607)	—	0.0	(g)

Transportation Infrastructure
Macquarie Infrastructure Corp.	(4,649)	(308,461)	—	0.0	(g)

Total Industrials	(201,699)	(9,255,115)	(4)	0.0	(g)

Information Technology
Communications Equipment
Infinera Corp. (a)	(68,368)	(442,341)	—	0.0	(g)
ViaSat, Inc. (a)	(3,514)	(265,729)	—	0.0	(g)

	(71,882)	(708,070)	—	0.0	(g)

Electronic Equipment, Instruments & Components
Fitbit, Inc. (a)	(82,409)	(424,406)	—	0.0	(g)

Internet Software & Services
2U, Inc. (a)	(9,880)	(733,788)	—	0.0	(g)
Benefitfocus, Inc. (a)	(6,816)	(171,763)	—	0.0	(g)
Box, Inc. (a)	(9,515)	(211,614)	—	0.0	(g)
Cornerstone OnDemand, Inc. (a)	(6,705)	(275,777)	—	0.0	(g)
Etsy, Inc. (a)	(9,639)	(180,828)	—	0.0	(g)
Gogo, Inc. (a)	(62,131)	(598,943)	—	0.0	(g)
GTT Communications, Inc. (a)	(2,672)	(123,313)	—	0.0	(g)
MuleSoft, Inc. (a)	(27,678)	(680,325)	—	0.0	(g)
New Relic, Inc. (a)	(12,368)	(738,741)	—	0.0	(g)
Pandora Media, Inc. (a)	(26,645)	(127,363)	—	0.0	(g)
Q2 Holdings, Inc. (a)	(6,525)	(276,334)	—	0.0	(g)
SPS Commerce, Inc. (a)	(6,718)	(353,367)	—	0.0	(g)
Wix.com Ltd. (a)	(12,650)	(772,283)	—	0.0	(g)
Zillow Group, Inc. (a)	(5,215)	(231,859)	—	0.0	(g)

	(205,157)	(5,476,298)	—	0.0	(g)

IT Services
InterXion Holding NV (a)	(11,360)	(712,840)	—	0.0	(g)
Syntel, Inc. (a)	(8,200)	(184,910)	—	0.0	(g)
WEX, Inc. (a)	(856)	(132,517)	—	0.0	(g)

	(20,416)	(1,030,267)	—	0.0	(g)

Semiconductors & Semiconductor Equipment
Advanced Micro Devices, Inc. (a)	(53,107)	(729,690)	—	0.0	(g)
MACOM Technology Solutions Holdings, Inc. (a)	(24,809)	(771,560)	—	0.0	(g)

	(77,916)	(1,501,250)	—	0.0	(g)

Software
Autodesk, Inc. (a)	(6,421)	(742,396)	—	0.0	(g)
Blackline, Inc. (a)	(17,103)	(568,333)	—	0.0	(g)
FireEye, Inc. (a)	(32,823)	(494,971)	—	0.0	(g)
Globant SA (a)	(5,250)	(238,560)	—	0.0	(g)
HubSpot, Inc. (a)	(7,490)	(726,905)	—	0.0	(g)
Imperva, Inc. (a)	(13,485)	(589,969)	—	0.0	(g)
Pegasystems, Inc.	(5,519)	(280,641)	—	0.0	(g)
RingCentral, Inc. (a)	(11,710)	(635,853)	—	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Short Positions – continued

Common Stocks – continued
Software – continued
ServiceNow, Inc. (a)	(818)	(121,776)	—	0.0	(g)
Splunk, Inc. (a)	(6,438)	(594,678)	—	0.0	(g)
Tableau Software, Inc. (a)	(8,300)	(637,523)	—	0.0	(g)
Workday, Inc. (a)	(5,927)	(710,588)	—	0.0	(g)
Zendesk, Inc. (a)	(17,315)	(666,974)	—	0.0	(g)

	(138,599)	(7,009,167)	—	0.0	(g)

Technology Hardware, Storage & Peripherals
Cray, Inc. (a)	(6,332)	(153,551)	—	0.0	(g)
Pure Storage, Inc. (a)	(35,467)	(714,305)	—	0.0	(g)

	(41,799)	(867,856)	—	0.0	(g)

Total Information Technology	(638,178)	(17,017,314)	—	0.0	(g)

Materials
Chemicals
CF Industries Holdings, Inc.	(4,213)	(178,800)	—	0.0	(g)
GCP Applied Technologies, Inc. (a)	(7,531)	(251,535)	—	0.0	(g)
RPM International, Inc.	(4,187)	(218,561)	—	0.0	(g)

	(15,931)	(648,896)	—	—	(g)

Construction Materials
Martin Marietta Materials, Inc.	(910)	(207,635)	—	0.0	(g)
Summit Materials, Inc. (a)	(23,292)	(744,179)	—	0.0	(g)
Vulcan Materials Co.	(998)	(135,129)	—	0.0	(g)

	(25,200)	(1,086,943)	—	0.0	(g)

Containers & Packaging
Ball Corp.	(8,525)	(326,337)	—	0.0	(g)

Metals & Mining
Carpenter Technology Corp.	(4,937)	(253,762)	—	0.0	(g)
Coeur Mining, Inc. (a)	(39,684)	(319,059)	—	0.0	(g)
Commercial Metals Co.	(30,143)	(724,638)	—	0.0	(g)
Constellium NV (a)	(64,815)	(832,873)	—	0.0	(g)
Hecla Mining Co.	(196,211)	(753,450)	—	0.0	(g)

	(335,790)	(2,883,782)	—	0.0	(g)

Total Materials	(385,446)	(4,945,958)	—	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
Zayo Group Holdings, Inc. (a)	(22,439)	(823,511)	—	0.0	(g)

Wireless Telecommunication Services
Sprint Corp. (a)	(156,279)	(832,967)	—	0.0	(g)

Total Telecommunication Services	(178,718)	(1,656,478)	—	0.0	(g)

Utilities
Electric Utilities
Southern Co. (The)	(7,400)	(333,814)	—	0.0	(g)
Westar Energy, Inc.	(6,904)	(356,661)	—	0.0	(g)

	(14,304)	(690,475)	—	0.0	(g)

Multi-Utilities
Dominion Energy, Inc.	(10,602)	(810,417)	—	0.0	(g)
NiSource, Inc.	(14,027)	(346,186)	—	0.0	(g)
Sempra Energy	(7,607)	(814,101)	—	0.0	(g)

	(32,236)	(1,970,704)	—	0.0	(g)

Water Utilities
American States Water Co.	(13,248)	(731,555)	—	0.0	(g)
American Water Works Co., Inc.	(4,116)	(342,328)	—	0.0	(g)
Aqua America, Inc.	(8,820)	(319,372)	—	0.0	(g)
California Water Service Group	(8,146)	(331,542)	—	0.0	(g)

	(34,330)	(1,724,797)	—	0.0	(g)

Total Utilities	(80,870)	(4,385,976)	—	0.0	(g)

Total Short Positions of Total Return Basket Swap	(2,892,298)	(69,044,315)	(3,262)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(2,615,474)	(52,125,553)	(3,262)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in GBP based on the local currencies of the positions within the swaps.	03/19/2018	$4,054,875	$344	$—	$344

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Carnival plc	9,992	704,983	(118)	0.0	(g)
William Hill plc	128,442	565,342	—	0.0	(g)

	138,434	1,270,325	(118)	0.0	(g)

Household Durables
Barratt Developments plc	8,471	70,367	(18)	0.0	(g)
Bellway plc	2,548	120,117	(29)	0.0	(g)
Berkeley Group Holdings plc	10,374	584,118	(55)	0.0	(g)
Crest Nicholson Holdings plc	10,956	78,635	—	0.0	(g)
Persimmon plc	2,850	101,245	—	0.0	(g)
Redrow plc	17,327	147,364	—	0.0	(g)
Taylor Wimpey plc	49,895	135,028	—	0.0	(g)

	102,421	1,236,874	(102)	0.0	(g)

Specialty Retail
WH Smith plc	3,502	106,219	(90)	0.0	(g)

Textiles, Apparel & Luxury Goods
Burberry Group plc	5,738	128,684	41	0.0	(g)

Total Consumer Discretionary	250,095	2,742,102	(269)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Wm Morrison Supermarkets plc	211,503	666,672	—	0.0	(g)

Energy
Energy Equipment & Services
Petrofac Ltd.	30,905	232,866	475	0.0	(g)

Financials
Capital Markets
3i Group plc	42,737	565,113	(62)	0.0	(g)
Investec plc	12,019	93,379	32	0.0	(g)

Total Financials	54,756	658,492	(30)	0.0	(g)

Industrials
Airlines
International Consolidated Airlines Group SA	75,041	681,851	(262)	0.0	(g)

Professional Services
RELX plc	26,801	593,103	231	0.0	(g)

Trading Companies & Distributors
Howden Joinery Group plc	111,612	735,988	201	0.0	(g)

Total Industrials	213,454	2,010,942	170	0.0	(g)

Information Technology
Electronic Equipment, Instruments & Components
Electrocomponents plc	57,402	499,437	154	0.0	(g)

Internet Software & Services
Moneysupermarket.com Group plc	39,327	189,111	42	0.0	(g)

Total Information Technology	96,729	688,548	196	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions – continued

Common Stocks – continued
Materials
Metals & Mining
BHP Billiton plc	29,142	648,999	1,859	0.0	(g)
Centamin plc	283,658	656,316	1,441	0.0	(g)
Rio Tinto plc	1,605	89,339	(38)	0.0	(g)

	314,405	1,394,654	3,262	0.0	(g)

Paper & Forest Products
Mondi plc	6,270	167,115	16	0.0	(g)

Total Materials	320,675	1,561,769	3,278	0.0	(g)

Telecommunication Services
Diversified Telecommunication Services
BT Group plc	40,589	148,294	1,078	0.0	(g)
Inmarsat plc	2,505	16,511	(10)	0.0	(g)

	43,094	164,805	1,068	0.0	(g)

Total Telecommunication Services	43,094	164,805	1,068	0.0	(g)

Utilities
Multi-Utilities
Centrica plc	16,836	31,901	—	0.0	(g)

Total Long Positions of Total Return Basket Swap	1,238,047	8,758,097	4,888	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Merlin Entertainments plc	(52,711)	(245,930)	—	0.0	(g)
Whitbread plc	(7,190)	(396,276)	(75)	0.0	(g)

	(59,901)	(642,206)	(75)	0.0	(g)

Internet & Direct Marketing Retail
Ocado Group plc (a)	(63,965)	(457,697)	(324)	0.0	(g)

Multiline Retail
B&M European Value Retail SA	(86,622)	(511,286)	230	0.0	(g)

Total Consumer Discretionary	(210,488)	(1,611,189)	(169)	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Tullow Oil plc (a)	(113,285)	(322,360)	(1,067)	0.0	(g)

Financials
Banks
Standard Chartered plc (a)	(38,141)	(443,780)	70	0.0	(g)

Capital Markets
St James’s Place plc	(28,023)	(473,122)	(236)	0.0	(g)

Total Financials	(66,164)	(916,902)	(166)	0.0	(g)

Industrials
Trading Companies & Distributors
Ashtead Group plc	(22,709)	(678,842)	(119)	0.0	(g)

Materials
Metals & Mining
Fresnillo plc	(19,643)	(376,077)	(1,234)	0.0	(g)

Real Estate
Real Estate Management & Development
Capital & Counties Properties plc	(91,516)	(384,330)	(1,010)	0.0	(g)

Utilities
Water Utilities
Pennon Group plc	(40,453)	(413,522)	(779)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(564,258)	(4,703,222)	(4,544)	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	673,789	4,054,875	344	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month LIBOR on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.25%), which is denominated in CHF based on the local currencies of the positions within the swaps.	03/20/2018	$2,009,720	$(120)	$—	$(120)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Financials
Insurance
Baloise Holding AG (Registered)	1,097	179,472	(32)	0.0 (g)
Swiss Life Holding AG (Registered) (a)	1,682	631,587	(10)	0.0 (g)

Total Financials	2,779	811,059	(42)	0.0 (g)

Health Care
Pharmaceuticals
Novartis AG (Registered)	1,134	102,352	(235)	0.0 (g)
Roche Holding AG	2,683	670,433	(642)	0.0 (g)

Total Health Care	3,817	772,785	(877)	0.0 (g)

Industrials
Machinery
Georg Fischer AG (Registered)	442	639,862	(284)	0.0 (g)
Schindler Holding AG	429	107,492	(87)	0.0 (g)
VAT Group AG (a)	307	49,045	(35)	0.0 (g)

Total Industrials	1,178	796,399	(406)	0.0 (g)

Real Estate
Real Estate Management & Development
Swiss Prime Site AG (Registered) (a)	602	58,281	70	0.0 (g)

Telecommunication Services
Diversified Telecommunication Services
Sunrise Communications Group AG (a)	917	86,220	12	0.0 (g)

Total Long Positions of Total Return Basket Swap	9,293	2,524,744	(1,243)	0.0 (g)

Short Positions

Common Stocks
Consumer Discretionary
Specialty Retail
Dufry AG (Registered) (a)	(3,320)	(515,024)	1,123	0.0 (g)

Total of Long and Short Positions of Total Return Basket Swaps	5,973	2,009,720	(120)	0.0 (g)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Union Bank of Switzerland AG	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the net of one month BBSW on long positions and short positions respectively, plus or minus a specified spread (rates range from (0.10)% to 0.35%), which is denominated in AUD based on the local currencies of the positions within the swaps.	03/19/2018	$(1,870,010)	$(903)	$ —	$(903)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE($)(1)	UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Aristocrat Leisure Ltd.	36,403	699,443	(1,628)	0.0	(g)

Consumer Staples
Food & Staples Retailing
Metcash Ltd.	33,079	85,308	12	0.0	(g)

Energy
Oil, Gas & Consumable Fuels
Caltex Australia Ltd.	5,952	166,596	(165)	0.0	(g)
Woodside Petroleum Ltd.	4,906	130,985	53	0.0	(g)

Total Energy	10,858	297,581	(112)	0.0	(g)

Materials
Metals & Mining
BlueScope Steel Ltd.	70	813	(5)	0.0	(g)
Fortescue Metals Group Ltd.	41,194	163,591	(1,052)	0.0	(g)
OZ Minerals Ltd.	55,659	418,421	(926)	0.0	(g)
Regis Resources Ltd.	40,365	134,068	60	0.0	(g)
Rio Tinto Ltd.	9,996	615,436	(3,573)	0.0	(g)

Total Materials	147,284	1,332,329	(5,496)	0.0	(g)

Total Long Positions of Total Return Basket Swap	227,624	2,414,661	(7,224)	0.0	(g)

Short Positions

Common Stocks
Consumer Discretionary
Hotels, Restaurants & Leisure
Domino’s Pizza Enterprises Ltd.	(17,888)	(689,766)	1,969	0.0	(g)

Financials
Diversified Financial Services
AMP Ltd.	(124,161)	(524,441)	816	0.0	(g)

Health Care
Health Care Providers & Services
Healthscope Ltd.	(221,778)	(345,025)	(117)	0.0	(g)

Pharmaceuticals
Mayne Pharma Group Ltd. (a)	(641,865)	(342,725)	1,223	0.0	(g)

Total Health Care	(863,643)	(687,750)	1,106	0.0	(g)

Industrials
Commercial Services & Supplies
Brambles Ltd.	(52,653)	(418,733)	1,302	0.0	(g)

Transportation Infrastructure
Qube Holdings Ltd.	(359,587)	(742,817)	1,854	0.0	(g)

Total Industrials	(412,240)	(1,161,550)	3,156	0.0	(g)

Metals & Mining
Independence Group NL	(117,325)	(472,353)	3,185	0.0	(g)
Saracen Mineral Holdings Ltd. (a)	(620,418)	(748,811)	(3,911)	0.0	(g)

Total Materials	(737,743)	(1,221,164)	(726)	0.0	(g)

Total Short Positions of Total Return Basket Swap	(2,155,675)	(4,284,671)	6,321	0.0	(g)

Total of Long and Short Positions of Total Return Basket Swaps	(1,928,051)	(1,870,010)	(903)	0.0	(g)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following reference rates, and their values as of period-end, are used for security descriptions:

VALUE
BA	1.58%
BBR	1.68%
BBSW	1.68%
CDOR	1.58%
CHF LIBOR	(0.80)%
CIBOR	(0.37)%
EURIBOR	(0.37)%
EUR LIBOR	(0.41)%
GBP LIBOR	0.50%
JPY LIBOR	(0.04)%
STIBOR	(0.50)%
USD LIBOR	1.58%

Summary of total swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts)($)	Value($)
Assets
OTC Total Return Basket Swaps Outstanding	—	69,525
OTC Total return swap contracts outstanding	—	2,379

Total OTC swap contracts outstanding	—	71,904

Liabilities

Total OTC Total Return Basket Swaps Outstanding	—	(147,947)

JPMorgan Systematic Alpha Fund

CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

AUD	—	Australian Dollar
BA	—	Banker’s Acceptance Rate
BBR	—	Bank Bill Rate
BBSW	—	ASX Australia Bank Bill Swap Rate
BRL	—	Brazilian Real
CAC	—	Continuous Assisted Quotation
CAD	—	Canadian Dollar
CDOR	—	Canada Dollar Offered Rate
CHF	—	Swiss Franc
CIBOR	—	Copenhagen Interbank Offered Rate
CVR	—	Contingent Value Rights
DAX	—	Deutscher Aktien Index
EUR	—	Euro
EURIBOR	—	Euro Interbank Offered Rate
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
HKD	—	Hong Kong Dollar
HUF	—	Hungarian Forint
IBEX	—	Spanish Exchange Index
JPY	—	Japanese Yen
KRW	—	Korean Won
LIBOR	—	London Interbank Offered Rate
LME	—	London Metal Exchange
MIB	—	Milan, Italian Stock Exchange
MXN	—	Mexican Peso
NOK	—	Norwegian Krone
NZD	—	New Zealand Dollar
PHP	—	Philippine Peso
RUB	—	Russian Ruble
S&P	—	Standard & Poor’s
SEK	—	Swedish Krona
SPI	—	Australian Securities Exchange
STIBOR	—	Stockholm Interbank Offered Rate
THB	—	Thai Baht
TOPIX	—	Tokyo Stock Price Index
TRY	—	New Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
WTI	—	West Texas Intermediate
ZAR	—	South African Rand

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

**	—	Non-deliverable forward.
(1)	—	Notional value represents market value as of January 31, 2018 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	—	Unrealized appreciation (depreciation) represents the unrealized gain(loss) of the positions subsequent to the swap reset.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Systematic Alpha Fund CS Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on October 11, 2012 and is currently a wholly-owned subsidiary of the Fund. The Subsidiary acts as an investment vehicle for the Fund in order to effect certain investments on behalf of the Fund consistent with the Fund’s investment objectives and policies as described in the Fund’s prospectus. The Consolidated Schedule of Portfolio Investments (“CSOI”) includes positions of the Fund and the Subsidiary. The consolidated financial statements include the accounts of the Fund and the Subsidiary. Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the CSOI:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Consumer Discretionary	$56,381,084	$500,699	$—		$56,881,783
Consumer Staples	19,057,714	2,134,536	—		21,192,250
Energy	12,839,503	595,656	—		13,435,159
Financials	25,364,795	—	—		25,364,795
Health Care	46,809,202	901,256	—		47,710,458
Industrials	38,768,865	1,045,349	—		39,814,214
Information Technology	66,045,946	1,566,683	—		67,612,629
Materials	20,613,108	3,168,814	—		23,781,922
Real Estate	736,690	589,358	—		1,326,048
Telecommunication Services	2,410,278	489,494	—		2,899,772
Utilities	16,349,251	—	—		16,349,251

Total Common Stocks	305,376,436	10,991,845	—		316,368,281

Convertible Preferred Stocks
Energy	637,135	—	—		637,135
Financials	668,546	—	—		668,546
Health Care	1,417,413	—	—		1,417,413
Industrials	705,524	—	—		705,524
Real Estate	202,545	—	—		202,545
Utilities	974,060	—	—		974,060

Total Convertible Preferred Stocks	4,605,223	—	—		4,605,223

Debt Securities
Convertible Bonds
Consumer Discretionary	—	1,315,685	—		1,315,685
Energy	—	738,425	—		738,425
Financials	—	1,498,233	—		1,498,233
Health Care	—	5,214,716	—	(a)	5,214,716
Industrials	—	495,027	—		495,027
Information Technology	—	8,439,772	—		8,439,772
Materials	—	344,580	—		344,580
Real Estate	—	432,295	—		432,295
Utilities	—	564,713	—		564,713

Total Convertible Bonds	—	19,043,446	—	(a)	19,043,446

Rights
Health Care	—	—	—	(a)	— (a)
Short-Term Investments
Investment Companies	99,064,217	—	—		99,064,217

Total Investments in Securities	$409,045,876	$30,035,291	$—	(a)	$439,081,167

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,105,586	$—		$2,105,586
Futures Contracts	6,444,501	125,144	—		6,569,645
Swaps	—	69,525	2,379		71,904

Total Appreciation in Other Financial Instruments	$6,444,501	$2,300,255	$2,379		$8,747,135

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(3,828,975)	$—		$(3,828,975)
Futures Contracts	(11,374,996)	(102,392)	—		(11,477,388)
Swaps	—	(147,593)	—		(147,593)

Total Depreciation in Other Financial Instruments	$(11,374,996)	$(4,078,960)	$—		$(15,453,956)

(a)	Value is zero.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

There were no significant transfers between level 1 and level 2 during the period ended January 31, 2018.

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used index, treasury and commodity futures to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sale of futures contracts will tend to offset both positive and negative market price changes. The Fund also used index, equity or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to seek to enhance portfolio performance.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions, including total return swaps and total return basket swaps, to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum

JPMorgan Systematic Alpha Fund

NOTES TO CONSOLIDATED SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

Total Return Basket Swaps — The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates based on the local currencies of the positions in the portfolio plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly reset. During a reset, any unrealized gains (losses) on positions, accrued financing costs may either be reset monthly or at least annually.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swap swaps.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.8%
	Argentina — 0.6%
60	Banco Macro SA, ADR	6,516
188	Telecom Argentina SA, ADR	7,030

		13,546

	Brazil — 9.2%
1,626	Banco Bradesco SA, ADR (a)	20,651
2,188	Banco do Brasil SA (a)	27,251
1,117	Banco Santander Brasil SA	12,570
2,317	Cia de Saneamento do Parana (Preference)	7,716
1,144	Estacio Participacoes SA	12,582
376	Fibria Celulose SA	6,471
2,559	Itau Unibanco Holding SA, ADR	41,962
3,379	Kroton Educacional SA	17,233
247	Magazine Luiza SA	6,545
3,633	Metalurgica Gerdau SA (Preference)	7,846
2,046	MRV Engenharia e Participacoes SA	9,731
621	Qualicorp SA	5,967
931	Suzano Papel e Celulose SA (a)	6,038
2,218	Vale SA, ADR (a)	29,039

		211,602

	China — 26.6%
1,214	AAC Technologies Holdings, Inc.	20,116
6,610	Air China Ltd., Class H	9,636
289	Alibaba Group Holding Ltd., ADR (a)	59,025
1,194	Angang Steel Co. Ltd., Class H	1,297
3,373	Anhui Conch Cement Co. Ltd., Class H	18,507
38,231	Bank of China Ltd., Class H	22,913
31,054	China Construction Bank Corp., Class H	35,652
6,383	China Merchants Bank Co. Ltd., Class H	31,165
2,708	China Overseas Land & Investment Ltd.	10,473
3,076	China Resources Power Holdings Co. Ltd.	5,672
2,446	China Shenhua Energy Co. Ltd., Class H	7,600
5,381	Country Garden Holdings Co. Ltd.	11,558
7,777	Dali Foods Group Co. Ltd., Reg. S (e)	7,645
10,928	Fosun International Ltd.	25,728
3,198	Geely Automobile Holdings Ltd.	10,174
9,804	Guangzhou Automobile Group Co. Ltd., Class H	22,097
4,030	Huaneng Power International, Inc., Class H	2,592
56,870	Industrial & Commercial Bank of China Ltd., Class H	53,567
69	NetEase, Inc., ADR	22,173
2,367	Nexteer Automotive Group Ltd. (a)	5,040
9,482	PICC Property & Casualty Co. Ltd., Class H	19,616

SHARES	SECURITY DESCRIPTION	VALUE($)
	China — continued
2,455	Ping An Insurance Group Co. of China Ltd., Class H	28,915
6,379	Qingdao Haier Co. Ltd., Class A	21,494
5,310	Shenzhen Expressway Co. Ltd., Class H	5,570
843	Sunny Optical Technology Group Co. Ltd.	11,620
1,554	Tencent Holdings Ltd.	91,834
5,746	Weichai Power Co. Ltd., Class H	7,168
936	Yangtze Optical Fibre and Cable Joint Stock Ltd. Co., Class H, Reg. S, (e)	4,323
5,832	Yanzhou Coal Mining Co. Ltd., Class H	10,143
123	Yirendai Ltd., ADR	4,968
137	YY, Inc., ADR (a)	18,218
1,805	Zhongsheng Group Holdings Ltd.	4,522

		611,021

	Hong Kong — 2.9%
2,989	Haier Electronics Group Co. Ltd. (a)	10,204
1,982	Kingboard Chemical Holdings Ltd.	10,842
3,715	Kingboard Laminates Holdings Ltd.	6,525
4,148	Lee & Man Paper Manufacturing Ltd.	4,871
1,421	Nine Dragons Paper Holdings Ltd.	2,205
18,788	WH Group Ltd., Reg. S (e)	23,230
5,556	Xinyi Glass Holdings Ltd.	8,418

		66,295

	Hungary — 1.4%
916	MOL Hungarian Oil & Gas plc	11,182
430	OTP Bank plc	19,931

		31,113

	India — 2.3%
1,430	HCL Technologies Ltd.	22,184
2,146	Hindalco Industries Ltd.	8,624
3,325	Vedanta Ltd.	17,733
106	WNS Holdings Ltd., ADR (a)	4,700

		53,241

	Indonesia — 1.5%
17,822	Bank Negara Indonesia Persero Tbk. PT	12,513
60,292	Bank Rakyat Indonesia Persero Tbk. PT	16,662
1,621	United Tractors Tbk. PT	4,710

		33,885

	Luxembourg — 0.3%
212	Ternium SA, ADR	7,214

	Malaysia — 2.4%
12,351	AirAsia Bhd.	13,119
8,158	CIMB Group Holdings Bhd.	15,155
5,077	Malayan Banking Bhd.	13,154
3,633	Tenaga Nasional Bhd.	14,692

		56,120

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Mexico — 0.2%
527	Grupo Financiero Banorte SAB de CV, Class O	3,372

	Panama — 1.2%
205	Copa Holdings SA, Class A	28,380

	Poland — 1.4%
145	Jastrzebska Spolka Weglowa SA (a)	4,205
310	KGHM Polska Miedz SA	10,189
547	Polski Koncern Naftowy ORLEN SA	17,742

		32,136

	Qatar — 0.3%
201	Qatar National Bank QPSC	7,478

	Russia — 7.2%
1,580	Aeroflot PJSC	3,748
11,402	Alrosa PJSC	16,529
935	Evraz plc	4,933
10,139	Magnitogorsk Iron & Steel Works PJSC	8,242
1,221	MMC Norilsk Nickel PJSC, ADR	25,108
1,833	Mobile TeleSystems PJSC, ADR	22,253
134	Ros Agro plc, Reg. S, GDR	1,375
7	Ros Agro plc, Reg. S, GDR	71
321,660	RusHydro PJSC	4,155
314	Sberbank of Russia PJSC, ADR	6,351
1,449	Sberbank of Russia PJSC, ADR	29,211
881	Severstal PJSC, Reg. S, GDR	14,471
120	Tatneft PJSC, ADR	7,211
157	Tatneft PJSC, ADR	9,550
6,649	United Co. RUSAL plc	4,812
202	X5 Retail Group NV, Reg. S, GDR (a)	7,741

		165,761

	Singapore — 0.5%
10,785	IGG, Inc.	11,963

	South Africa — 1.3%
239	Kumba Iron Ore Ltd.	7,236
1,391	Standard Bank Group Ltd.	23,546

		30,782

	South Korea — 16.3%
529	Hana Financial Group, Inc.	25,757
113	Hyosung Corp. (a)	14,267
237	Hyundai Marine & Fire Insurance Co. Ltd. (a)	10,258
1,095	Industrial Bank of Korea	17,066

SHARES	SECURITY DESCRIPTION	VALUE($)
	South Korea — continued
315	Korea Electric Power Corp.	10,552
218	KT&G Corp.	21,731
64	LG Chem Ltd.	25,971
78	LG Corp. (a)	6,509
156	LG Electronics, Inc.	14,941
52	NCSoft Corp. (a)	21,571
67	POSCO	23,766
34	PSK, Inc. (a)	784
26	Samsung Electronics Co. Ltd.	60,032
21	Samsung SDI Co. Ltd.	3,856
169	Seoul Semiconductor Co. Ltd.	3,885
145	SFA Engineering Corp. (a)	5,243
459	Shinhan Financial Group Co. Ltd.	22,809
9	Silicon Works Co. Ltd. (a)	474
285	SK Hynix, Inc.	19,563
134	SK Innovation Co. Ltd.	25,582
131	S-Oil Corp.	15,105
137	TES Co. Ltd.	4,477
1,346	Woori Bank	21,228

		375,427

	Taiwan — 11.4%
5,097	Accton Technology Corp.	20,411
1,638	Catcher Technology Co. Ltd.	18,738
3,469	Chipbond Technology Corp.	8,005
2,649	Compeq Manufacturing Co. Ltd.	3,284
34,064	CTBC Financial Holding Co. Ltd.	24,891
4,072	E Ink Holdings, Inc.	7,402
1,893	FLEXium Interconnect, Inc. (a)	7,231
9,022	Fubon Financial Holding Co. Ltd.	16,760
1,659	General Interface Solution Holding Ltd.	12,306
3,547	Hon Hai Precision Industry Co. Ltd.	11,181
7,255	Macronix International (a)	11,357
1,821	MediaTek, Inc.	18,633
2,608	Merry Electronics Co. Ltd.	16,341
1,191	Nanya Technology Corp.	3,233
366	Phison Electronics Corp.	3,729
3,202	Powertech Technology, Inc.	10,400
784	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	35,531
6,627	Winbond Electronics Corp.	5,359
1,325	Yageo Corp. (a)	17,511
20,336	Yuanta Financial Holding Co. Ltd.	9,754

		262,057

	Thailand — 3.9%
3,165	Kiatnakin Bank PCL	8,256

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Thailand — continued
16,985	Krung Thai Bank PCL	10,833
5,606	PTT Global Chemical PCL	17,215
1,605	PTT PCL	25,199
17,317	Star Petroleum Refining PCL	9,224
3,143	Thai Oil PCL	10,286
2,708	Tisco Financial Group PCL	7,646

		88,659

	Turkey — 4.6%
3,268	Akbank TAS	9,473
3,333	Eregli Demir ve Celik Fabrikalari TAS	8,811
8,966	Petkim Petrokimya Holding A/S	18,936
2,049	Tekfen Holding A/S	8,828
346	Tupras Turkiye Petrol Rafinerileri A/S	10,615
1,638	Turk Hava Yollari AO (a)	7,177
5,017	Turkcell Iletisim Hizmetleri A/S	20,820
2,412	Turkiye Garanti Bankasi A/S	7,869
5,123	Turkiye Halk Bankasi A/S	13,788

		106,317

	United States — 0.9%
277	Cognizant Technology Solutions Corp., Class A	21,634

	Vietnam — 0.4%
3,307	Hoa Phat Group JSC (a)	9,073

	Total Common Stocks (Cost $1,656,070)	2,227,076

Short-Term Investment — 2.9%
	Investment Company — 2.9%
67,413	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $67,413)	67,413

	Total Investments — 99.7% (Cost $1,723,483)	2,294,489
	Other Assets in Excess of Liabilities — 0.3%	7,104

	NET ASSETS — 100.0%	$2,301,593

Percentages indicated are based on net assets.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	24.8%
Metals & Mining	9.1
Internet Software & Services	8.3
Oil, Gas & Consumable Fuels	7.1
Electronic Equipment, Instruments & Components	5.8
Semiconductors & Semiconductor Equipment	5.5
Technology Hardware, Storage & Peripherals	3.4
Chemicals	3.3
Airlines	2.7
Insurance	2.6
Household Durables	2.5
IT Services	2.1
Wireless Telecommunication Services	1.9
Software	1.5
Food Products	1.4
Automobiles	1.4
Industrial Conglomerates	1.4
Diversified Consumer Services	1.3
Electric Utilities	1.3
Communications Equipment	1.1
Real Estate Management & Development	1.0
Others (each less than 1.0%)	7.6
Short-Term Investment	2.9

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI Emerging Markets E-Mini Index	152	03/2018	USD	9,559	75

					75

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
MSCI	—	Morgan Stanley Capital International
PJSC	—	Public Joint Stock Company
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
USD	—	United States Dollar
(a)	—	Non-income producing security.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Economies Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$13,546	$—	$—	$13,546
Brazil	211,602	—	—	211,602
China	104,384	506,637	—	611,021
Hong Kong	—	66,295	—	66,295
Hungary	—	31,113	—	31,113
India	4,700	48,541	—	53,241
Indonesia	—	33,885	—	33,885
Luxembourg	7,214	—	—	7,214
Malaysia	—	56,120	—	56,120
Mexico	3,372	—	—	3,372
Panama	28,380	—	—	28,380
Poland	—	32,136	—	32,136
Qatar	—	7,478	—	7,478
Russia	37,190	128,571	—	165,761
Singapore	—	11,963	—	11,963
South Africa	—	30,782	—	30,782
South Korea	—	375,427	—	375,427
Taiwan	35,531	226,526	—	262,057
Thailand	—	88,659	—	88,659
Turkey	—	106,317	—	106,317
United States	21,634	—	—	21,634
Vietnam	—	9,073	—	9,073

Total Common Stocks	467,553	1,759,523	—	2,227,076

Short-Term Investment
Investment Company	67,413	—	—	67,413

Total Investments in Securities	$534,966	$1,759,523	$—	$2,294,489

Appreciation in Other Financial Instruments
Futures Contracts	$75	$—	$—	$75

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $158,904,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 96.7%
	Argentina — 2.1%
291	MercadoLibre, Inc.	112,495

	Australia — 0.5%
4,107	Oil Search Ltd.	25,051

	Brazil — 9.0%
8,231	Ambev SA, ADR	56,546
3,264	Cielo SA	27,540
1,076	Itau Unibanco Holding SA (Preference)	17,651
4,059	Itau Unibanco Holding SA, ADR	66,574
16,900	Kroton Educacional SA	86,197
6,545	Lojas Renner SA (a)	77,782
846	Marcopolo SA (a)	874
6,582	Marcopolo SA (Preference) (a)	8,636
4,538	Petrobras Distribuidora SA (a)	29,908
1,331	Raia Drogasil SA (a)	35,277
2,252	Ultrapar Participacoes SA	57,639
2,410	WEG SA	17,927

		482,551

	China — 27.2%
2,320	AAC Technologies Holdings, Inc.	38,433
1,279	Alibaba Group Holding Ltd., ADR (a)	261,273
15,417	Fuyao Glass Industry Group Co. Ltd., Class A	66,332
8,995	Hangzhou Robam Appliances Co. Ltd., Class A	76,504
7,469	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	40,485
2,598	JD.com, Inc., ADR (a)	127,915
387	Kweichow Moutai Co. Ltd., Class A	47,017
8,555	Midea Group Co. Ltd., Class A	81,278
504	New Oriental Education & Technology Group, Inc., ADR	46,457
20,695	Ping An Insurance Group Co. of China Ltd., Class H	243,740
4,105	Shenzhou International Group Holdings Ltd.	42,374
6,561	Tencent Holdings Ltd.	387,679

		1,459,487

	Egypt — 0.6%
6,541	Commercial International Bank Egypt SAE (Registered), Reg. S, GDR	29,696

	Hong Kong — 6.3%
25,106	AIA Group Ltd.	214,443
516	Jardine Matheson Holdings Ltd.	32,735
6,128	Sands China Ltd.	36,414
8,038	Techtronic Industries Co. Ltd.	53,534

		337,126

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — 17.4%
1,781	Asian Paints Ltd.	31,616
3,414	HDFC Bank Ltd.	111,808
945	HDFC Bank Ltd., ADR	102,594
9,865	HDFC Standard Life Insurance Co. Ltd., Reg. S (e)	66,231
7,163	Housing Development Finance Corp. Ltd.	220,097
2,824	IndusInd Bank Ltd.	77,743
14,965	ITC Ltd.	63,855
2,674	Kotak Mahindra Bank Ltd.	46,554
2,518	Tata Consultancy Services Ltd.	123,029
1,135	Tata Motors Ltd., ADR (a)	35,149
799	UltraTech Cement Ltd.	54,954

		933,630

	Indonesia — 2.5%
71,409	Astra International Tbk. PT	45,289
35,605	Bank Central Asia Tbk. PT	60,450
98,768	Bank Rakyat Indonesia Persero Tbk. PT	27,295

		133,034

	Mexico — 2.9%
9,980	Becle SAB de CV (a)	18,087
536	Fomento Economico Mexicano SAB de CV, ADR	52,260
8,736	Grupo Financiero Banorte SAB de CV, Class O	55,948
6,086	Infraestructura Energetica Nova SAB de CV	31,720

		158,015

	Panama — 1.0%
405	Copa Holdings SA, Class A	56,020

	Peru — 1.3%
310	Credicorp Ltd.	71,762

	Russia — 4.6%
446	Magnit PJSC	42,251
146	Magnit PJSC, Reg. S, GDR	3,269
42,387	Sberbank of Russia PJSC	199,198

		244,718

	South Africa — 5.8%
4,435	Bid Corp. Ltd.	99,287
3,233	Bidvest Group Ltd. (The)	68,085
336	Capitec Bank Holdings Ltd.	22,686
5,049	FirstRand Ltd.	28,319
1,734	Mr Price Group Ltd.	41,829
7,045	Sanlam Ltd.	52,447

		312,653

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	South Korea — 5.9%
91	NCSoft Corp. (a)	37,787
182	Netmarble Games Corp., Reg. S (a) (e)	29,511
106	Samsung Electronics Co. Ltd.	247,769

		315,067

	Spain — 0.5%
3,396	Prosegur Cia de Seguridad SA	28,234

	Taiwan — 6.3%
1	Delta Electronics, Inc.	4
553	Largan Precision Co. Ltd.	75,793
5,867	President Chain Store Corp.	58,056
4,448	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	201,534

		335,387

	Thailand — 0.7%
5,132	Kasikornbank PCL, NVDR	37,646

	Turkey — 0.3%
1,037	Ford Otomotiv Sanayi A/S	16,560

	United States — 1.8%
427	EPAM Systems, Inc. (a)	50,109
996	Yum China Holdings, Inc.	46,214

		96,323

	Total Common Stocks (Cost $3,276,992)	5,185,455

NUMBER OF WARRANTS
Warrant — 0.4%
	United States — 0.4%
	Almarai Co.
1,597	expiring 07/11/2019 (Strike Price $1.00) (a)	22,422
90	expiring 07/20/2020 (Strike Price $1.00) (a)	1,266

	Total Warrants (Cost $30,284)	23,688

SHARES
Short-Term Investment — 2.7%
	Investment Company — 2.7%
143,881	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $143,881)	143,881

	Total Investments — 99.8% (Cost $3,451,157)	5,353,024
	Other Assets in Excess of Liabilities — 0.2%	9,700

	NET ASSETS — 100.0%	$5,362,724

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	17.3%
Internet Software & Services	14.2
Insurance	10.8
Technology Hardware, Storage & Peripherals	4.6
Food & Staples Retailing	4.5
Thrifts & Mortgage Finance	4.1
Household Durables	3.9
Semiconductors & Semiconductor Equipment	3.8
IT Services	3.8
Beverages	3.3
Diversified Consumer Services	2.5
Internet & Direct Marketing Retail	2.4
Electronic Equipment, Instruments & Components	2.1
Industrial Conglomerates	1.9
Automobiles	1.8
Oil, Gas & Consumable Fuels	1.5
Hotels, Restaurants & Leisure	1.5
Multiline Retail	1.5
Specialty Retail	1.3
Software	1.3
Auto Components	1.2
Food Products	1.2
Tobacco	1.2
Airlines	1.0
Construction Materials	1.0
Others (each less than 1.0%)	3.6
Short-Term Investment	2.7

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
NVDR	—	Non Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2018.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Emerging Markets Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

The various inputs that are used in determining the valuation of the Funds’ investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Funds’ assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$112,495	$—	$—	$112,495
Australia	—	25,051	—	25,051
Brazil	482,551	—	—	482,551
China	435,645	1,023,842	—	1,459,487
Egypt	—	29,696	—	29,696
Hong Kong	—	337,126	—	337,126
India	137,743	795,887	—	933,630
Indonesia	—	133,034	—	133,034
Mexico	158,015	—	—	158,015
Panama	56,020	—	—	56,020
Peru	71,762	—	—	71,762
Russia	—	244,718	—	244,718
South Africa	—	312,653	—	312,653
South Korea	—	315,067	—	315,067
Spain	—	28,234	—	28,234
Taiwan	201,534	133,853	—	335,387
Thailand	—	37,646	—	37,646
Turkey	—	16,560	—	16,560
United States	96,323	—	—	96,323

Total Common Stocks	1,752,088	3,433,367	—	5,185,455

Warrants
United States	—	23,688	—	23,688
Short-Term Investment
Investment Company	143,881	—	—	143,881

Total Investments in Securities	$1,895,969	$3,457,055	$—	$5,353,024

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $240,999,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 30.7%
	Argentina — 1.8%
1,620	Arcor SAIC, Reg. S, 6.00%, 07/06/2023	1,709
359	Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/04/2026 (aa)	370
430	Generacion Mediterranea SA, 9.63%, 07/27/2023 (e)	477
	Pampa Energia SA,
270	7.50%, 01/24/2027 (e)	293
620	Reg. S, 7.38%, 07/21/2023	671
600	Reg. S, 7.50%, 01/24/2027	652
2,080	Tecpetrol SA, 4.88%, 12/12/2022 (e)	2,043
	YPF SA,
540	6.95%, 07/21/2027 (e)	556
1,750	7.00%, 12/15/2047 (e)	1,659
3,700	Reg. S, 8.50%, 03/23/2021	4,098
2,050	Reg. S, 8.75%, 04/04/2024	2,324

		14,852

	Azerbaijan — 0.5%
3,700	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.95%, 03/18/2030	4,258

	Bahrain — 0.2%
1,650	Batelco International Finance No. 1 Ltd., Reg. S, 4.25%, 05/01/2020	1,629

	Brazil — 4.1%
	Banco do Brasil SA,
2,170	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 04/15/2024 (x) (y) (aa)	2,002
660	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 6.36%), 9.00%, 06/18/2024 (x) (y) (aa)	711
200	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 7.33%), 9.25%, 04/15/2023 (x) (y) (aa)	219
2,670	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	2,890
1,600	Hidrovias International Finance SARL, 5.95%, 01/24/2025 (e)	1,606
4,360	Itau Unibanco Holding SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.98%), 6.13%, 12/12/2022 (e) (x) (y) (aa)	4,433
2,791	JSL Europe SA, 7.75%, 07/26/2024 (e) Petrobras Global Finance BV,	2,932
3,965	6.00%, 01/27/2028 (e)	4,004
800	6.13%, 01/17/2022	853

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Brazil –– continued
2,650	6.25%, 03/17/2024	2,819
1,210	7.38%, 01/17/2027	1,339
4,043	8.38%, 05/23/2021	4,615
1,670	8.75%, 05/23/2026	2,005
1,570	Reg. S, 6.00%, 01/27/2028	1,586
560	Suzano Austria GmbH, 7.00%, 03/16/2047 (e)	651
750	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	828

		33,493

	Chile — 0.6%
1,500	Corp. Nacional del Cobre de Chile, Reg. S, 4.50%, 09/16/2025	1,581
1,110	Empresa Electrica Angamos SA, Reg. S, 4.88%, 05/25/2029	1,123
400	Empresa Nacional del Petroleo, Reg. S, 3.75%, 08/05/2026	398
970	Geopark Ltd., 6.50%, 09/21/2024 (e)	992
660	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	693

		4,787

	China — 1.9%
440	Baoxin Auto Finance I Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 12.62%), 8.75%, 12/15/2019 (x) (y) (aa)	463
270	Bluestar Finance Holdings Ltd., Reg. S, 3.13%, 09/30/2019	268
470	CCCI Treasure Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.19%), 3.50%, 04/21/2020 (x) (y) (aa)	467
1,030	CDBL Funding 2, Reg. S, 3.00%, 08/01/2022	1,002
1,040	China Minmetals Corp., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022 (x) (y) (aa)	1,013
4,540	Fortune Star BVI Ltd., Reg. S, 5.25%, 03/23/2022	4,495
200	GOME Electrical Appliances Holding Ltd., Reg. S, 5.00%, 03/10/2020	199
200	Guangxi Communications Investment Group Co. Ltd., Reg. S, 3.00%, 11/04/2019	197
1,370	Hongkong International Qingdao Co. Ltd., Reg. S, 4.25%, 12/04/2022	1,356
200	Huarong Finance II Co. Ltd., Reg. S, 2.75%, 06/03/2019	198

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	China –– continued
280	Moon Wise Global Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 01/28/2019 (x) (y) (aa)	291
1,270	Rock International Investment, Inc., Reg. S, 6.63%, 03/27/2020	1,181
800	Sinopec Group Overseas Development 2015 Ltd., Reg. S, 4.10%, 04/28/2045	782
1,000	Three Gorges Finance I Cayman Islands Ltd., Reg. S, 3.70%, 06/10/2025	1,005
450	Times Property Holdings Ltd., Reg. S, 6.25%, 01/23/2020	454
900	Top Wise Excellence Enterprise Co. Ltd., Reg. S, 6.00%, 03/16/2020	915
640	Vanke Real Estate Hong Kong Co. Ltd., Reg. S, 3.95%, 12/23/2019	646
270	Wealth Driven Ltd., Reg. S, 5.50%, 08/17/2023	267

		15,199

	Colombia — 0.6%
910	Banco GNB Sudameris SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 04/03/2027 (e) (aa)	949
	Ecopetrol SA,
2,340	5.38%, 06/26/2026	2,507
1,300	5.88%, 09/18/2023	1,424

		4,880

	Congo, Democratic Republic of the — 0.2%
	HTA Group Ltd.,
309	9.13%, 03/08/2022 (e)	329
1,080	Reg. S, 9.13%, 03/08/2022	1,150

		1,479

	Costa Rica — 0.1%
1,000	Banco Nacional de Costa Rica, Reg. S, 5.88%, 04/25/2021	1,031

	Ecuador — 0.3%
	Petroamazonas EP,
310	4.63%, 02/16/2020 (e)	304
1,980	4.63%, 11/06/2020 (e)	1,926

		2,230

	Guatemala — 0.1%
670	Comunicaciones Celulares SA, Reg. S, 6.88%, 02/06/2024	704

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Hong Kong — 0.6%
1,050	Bank of East Asia Ltd. (The), Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.68%), 5.63%, 05/18/2022 (x) (y) (aa)	1,076
600	King Power Capital Ltd., Reg. S, 5.63%, 11/03/2024	660
1,030	Wing Lung Bank Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.75%), 3.75%, 11/22/2027 (aa)	1,008
1,950	WTT Investment Ltd., 5.50%, 11/21/2022 (e)	1,972

		4,716

	Hungary — 0.1%
600	MFB Magyar Fejlesztesi Bank Zrt., Reg. S, 6.25%, 10/21/2020	647

	India — 0.7%
929	Azure Power Energy Ltd., 5.50%, 11/03/2022 (e)	935
1,200	Greenko Dutch BV, 5.25%, 07/24/2024 (e)	1,199
900	IDBI Bank Ltd., Reg. S, 3.75%, 01/25/2019	903
1,480	JSW Steel Ltd., Reg. S, 5.25%, 04/13/2022	1,508
	UPL Corp. Ltd.,
200	3.25%, 10/13/2021 (e)	198
690	Reg. S, 3.25%, 10/13/2021	682

		5,425

	Indonesia — 1.5%
	Listrindo Capital BV,
200	4.95%, 09/14/2026 (e)	199
410	Reg. S, 4.95%, 09/14/2026	407
	Minejesa Capital BV,
1,711	4.63%, 08/10/2030 (e)	1,728
1,900	5.63%, 08/10/2037 (e)	1,995
	Pertamina Persero PT,
2,100	Reg. S, 6.45%, 05/30/2044	2,496
1,200	Reg. S, 6.50%, 05/27/2041	1,437
1,100	Perusahaan Listrik Negara PT, Reg. S, 4.13%, 05/15/2027	1,090
1,250	Pratama Agung Pte. Ltd., Reg. S, 6.25%, 02/24/2020	1,281
1,180	Theta Capital Pte. Ltd., Reg. S, 7.00%, 04/11/2022	1,206

		11,839

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Israel — 0.1%
1,430	Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/01/2026	1,190

	Jamaica — 0.3%
	Digicel Group Ltd.,
1,170	Reg. S, 7.13%, 04/01/2022	1,101
1,030	Reg. S, 8.25%, 09/30/2020	1,020

		2,121

	Jordan — 0.3%
2,360	Hikma Pharmaceuticals plc, Reg. S, 4.25%, 04/10/2020	2,363

	Kazakhstan — 1.8%
5,560	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.95%, 07/10/2042	6,615
1,726	Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/2027 (e)	1,797
	KazMunayGas National Co. JSC,
1,100	Reg. S, 3.88%, 04/19/2022	1,108
450	Reg. S, 6.38%, 04/09/2021	488
2,200	Reg. S, 7.00%, 05/05/2020	2,364
1,000	KazMunayGas National Co. PJSC, Reg. S, 4.75%, 04/19/2027	1,041
960	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2022 (e)	1,014

		14,427

	Kuwait — 0.0% (g)
439	Kuwait Projects Co. SPC Ltd., Reg. S, 4.50%, 02/23/2027	438

	Mauritius — 0.3%
2,481	Liquid Telecommunications Financing plc, 8.50%, 07/13/2022 (e)	2,652

	Mexico — 4.5%
1,500	Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 01/10/2028 (e) (x) (y) (aa)	1,659
	Banco Nacional de Comercio Exterior SNC,
500	Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (aa)	498
500	Reg. S, 4.38%, 10/14/2025	517
2,590	BBVA Bancomer SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 01/18/2033 (e) (aa)	2,562

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Mexico –– continued
1,210	Grupo KUO SAB de CV, 5.75%, 07/07/2027 (e)	1,246
	Mexichem SAB de CV,
1,100	5.50%, 01/15/2048 (e)	1,074
1,990	Reg. S, 5.88%, 09/17/2044	2,061
1,480	Mexico City Airport Trust, 5.50%, 07/31/2047 (e)	1,428
1,830	Nemak SAB de CV, 4.75%, 01/23/2025 (e)	1,846
	Petroleos Mexicanos,
700	4.88%, 01/24/2022	728
149	(ICE LIBOR USD 3 Month + 3.65%), 5.19%, 03/11/2022 (aa) (e)	164
1,150	5.50%, 01/21/2021	1,216
2,910	6.50%, 03/13/2027 (e)	3,176
8,613	6.75%, 09/21/2047 (e)	9,006
500	Reg. S, (ICE LIBOR USD 3 Month + 3.65%), 5.19%, 03/11/2022 (aa)	551
5,800	Reg. S, 5.38%, 03/13/2022	6,148
2,100	Reg. S, 6.50%, 03/13/2027	2,292

		36,172

	Morocco — 0.1%
900	OCP SA,
	Reg. S, 6.88%, 04/25/2044	1,058

	Nigeria — 0.4%
1,653	Fidelity Bank plc, 10.50%, 10/16/2022 (e)	1,737
1,720	IHS Netherlands Holdco BV,
	Reg. S, 9.50%, 10/27/2021	1,830

		3,567

	Norway — 0.1%
500	DNO ASA, Reg. S, 8.75%, 06/18/2020 (e)	511

	Panama — 0.1%
874	Banistmo SA, 3.65%, 09/19/2022 (e)	867

	Peru — 0.6%
1,000	Fondo MIVIVIENDA SA,
	Reg. S, 3.50%, 01/31/2023	1,003
1,238	Inkia Energy Ltd., 5.88%, 11/09/2027 (e)	1,247
	Nexa Resources SA,
260	5.38%, 05/04/2027 (e)	276
400	Reg. S, 5.38%, 05/04/2027	424
	Petroleos del Peru SA,
730	4.75%, 06/19/2032 (e)	745
800	5.63%, 06/19/2047 (e)	846
	Union Andina de Cementos SAA,
460	Reg. S, 5.88%, 10/30/2021	477

		5,018

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Qatar — 1.1%
	ABQ Finance Ltd.,
3,660	Reg. S, 3.50%, 02/22/2022	3,601
760	Reg. S, 3.63%, 04/13/2021	755
1,650	Ooredoo Tamweel Ltd., Reg. S, 3.04%, 12/03/2018	1,654
2,606	Ras Laffan Liquefied Natural Gas Co. Ltd. II, Reg. S, 5.30%, 09/30/2020	2,687

		8,697

	Russia — 1.0%
1,910	Credit Bank of Moscow, Reg. S, (USD Swap Semi 5 Year + 5.42%), 7.50%, 10/05/2027 (aa)	1,824
1,500	GTLK Europe DAC, Reg. S, 5.13%, 05/31/2024	1,517
836	Metalloinvest Finance DAC, 4.85%, 05/02/2024 (e)	845
814	Phosagro OAO, 3.95%, 04/24/2023 (e)	814
400	Sberbank of Russia, Reg. S, 6.13%, 02/07/2022	434
400	Sberbank of Russia Via SB Capital SA, Reg. S, 6.13%, 02/07/2022	434
1,900	Vnesheconombank, Reg. S, 6.03%, 07/05/2022	2,058

		7,926

	Singapore — 0.2%
1,358	Medco Platinum Road Pte. Ltd., 6.75%, 01/30/2025 (e)	1,343

	South Africa — 1.2%
	Eskom Holdings SOC Ltd.,
1,300	Reg. S, 5.75%, 01/26/2021	1,311
1,100	Reg. S, 6.75%, 08/06/2023	1,144
1,400	Reg. S, 7.13%, 02/11/2025	1,472
1,550	MTN Mauritius Investment Ltd.,
	Reg. S, 6.50%, 10/13/2026	1,693
	Stillwater Mining Co.,
2,596	6.13%, 06/27/2022 (e)	2,661
713	7.13%, 06/27/2025 (e)	754
400	Transnet SOC Ltd.,
	Reg. S, 4.00%, 07/26/2022	398

		9,433

	South Korea — 0.6%
4,080	Heungkuk Life Insurance Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/2047 (aa)	4,009

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		South Korea –– continued
	1,060	Woori Bank, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 5.25%, 05/16/2022 (x) (y) (aa)	1,077

			5,086

		Sri Lanka — 0.0% (g)
	400	National Savings Bank, Reg. S, 8.88%, 09/18/2018	412

		Trinidad and Tobago — 0.4%
	2,700	Petroleum Co. of Trinidad & Tobago Ltd.,
		Reg. S, 9.75%, 08/14/2019	2,889

		Tunisia — 0.8%
EUR	1,450	Banque Centrale de Tunisie International Bond, Reg. S, 5.63%, 02/17/2024	1,893
	4,330	Republic of Banque Centrale de Tunisie,
		Reg. S, 5.75%, 01/30/2025	4,281

			6,174

		Turkey — 1.4%
	3,280	Finansbank A/S, Reg. S, 4.88%, 05/19/2022	3,223
	2,021	Petkim Petrokimya Holding A/S, 5.88%, 01/26/2023 (e)	2,051
	752	TC Ziraat Bankasi A/S, 5.13%, 09/29/2023 (e)	741
	1,610	Turkiye Garanti Bankasi A/S, Reg. S, (USD Swap Semi 5 Year + 4.22%), 6.13%, 05/24/2027 (aa)	1,611
		Turkiye Is Bankasi,
	1,570	6.13%, 04/25/2024 (e)	1,582
	670	Reg. S, 6.00%, 10/24/2022	672
	1,200	Turkiye Sise ve Cam Fabrikalari A/S,
		Reg. S, 4.25%, 05/09/2020	1,206

			11,086

		Ukraine — 0.5%
		State Savings Bank of Ukraine,
	3,150	Reg. S, SUB, 9.38%, 03/10/2023	3,430
	400	Reg. S, SUB, 9.63%, 03/20/2025	446

			3,876

		United Arab Emirates — 1.4%
	2,751	EA Partners I BV, Reg. S, 6.88%, 09/28/2020	2,053
	1,076	EA Partners II BV, Reg. S, 6.75%, 06/01/2021	787
	2,000	ICD Sukuk Co. Ltd., Reg. S, 3.51%, 05/21/2020	2,002

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Corporate Bonds — continued
		United Arab Emirates –– continued
	6,740	MAF Global Securities Ltd., Reg. S, (USD Swap Semi 5 Year + 5.70%), 7.13%, 10/29/2018 (x) (y) (aa)	6,883

			11,725

		Venezuela, Bolivarian Republic of — 0.2%
		Petroleos de Venezuela SA,
	2,930	Reg. S, 5.38%, 04/12/2027 (d)	701
	200	Reg. S, 5.50%, 04/12/2037 (d)	47
	1,670	Reg. S, 6.00%, 11/15/2026 (d)	385
	523	Reg. S, 8.50%, 10/27/2020 (d)	433
	490	Reg. S, 9.00%, 11/17/2021 (d)	128
	630	Reg. S, 9.75%, 05/17/2035 (d)	160
	620	Reg. S, 12.75%, 02/17/2022 (d)	147

			2,001

		Total Corporate Bonds (Cost $246,984)	248,201

	Foreign Government Securities — 62.8%
		Angola — 1.1%
		Republic of Angola,
	4,572	Reg. S, 7.00%, 08/17/2019	4,691
	3,500	Reg. S, 9.50%, 11/12/2025	4,091

			8,782

		Argentina — 4.6%
		Provincia de Buenos Aires,
	3,599	7.88%, 06/15/2027 (e)	3,824
	3,050	Reg. S, 9.95%, 06/09/2021	3,424
		Provincia de Cordoba,
	670	7.13%, 08/01/2027 (e)	688
	2,700	7.45%, 09/01/2024 (e)	2,875
	500	Reg. S, 7.13%, 06/10/2021	534
	900	Reg. S, 7.45%, 09/01/2024	959
	700	Provincia de Mendoza Argentina, Reg. S, 8.38%, 05/19/2024	766
		Republic of Argentina,
	10,250	6.88%, 04/22/2021	10,927
	6,210	6.88%, 01/11/2048	6,008
	1,160	7.13%, 06/28/2117 (e)	1,134
	2,383	8.28%, 12/31/2033	2,699
ARS	1,900	15.50%, 10/17/2026	98
ARS	11,258	18.20%, 10/03/2021	599
	2,736	Reg. S, 7.13%, 06/28/2117	2,674

			37,209

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Armenia — 0.1%
	700	Republic of Armenia, Reg. S, 7.15%, 03/26/2025	801

		Azerbaijan — 0.1%
	700	Republic of Azerbaijan,
		Reg. S, 4.75%, 03/18/2024	729

		Bahrain — 0.5%
		Kingdom of Bahrain,
	846	Reg. S, 5.88%, 01/26/2021	871
	3,400	Reg. S, 6.13%, 07/05/2022	3,532

			4,403

		Belarus — 1.6%
		Republic of Belarus,
	1,430	6.88%, 02/28/2023 (e)	1,572
	2,440	Reg. S, 6.88%, 02/28/2023	2,681
	7,209	Reg. S, 7.63%, 06/29/2027 (e)	8,370

			12,623

		Bermuda — 0.1%
	1,100	Republic of Bermuda,
		Reg. S, 4.85%, 02/06/2024	1,180

		Brazil — 2.1%
BRL	9,100	Brazil Notas do Tesouro Nacional, 6.00%, 08/15/2022	9,235
		Federative Republic of Brazil,
	2,300	5.00%, 01/27/2045	2,121
	3,650	6.00%, 04/07/2026	4,052
	1,120	8.25%, 01/20/2034	1,455

			16,863

		Colombia — 1.1%
		Republic of Colombia,
	2,100	3.88%, 04/25/2027	2,120
	1,100	4.50%, 01/28/2026	1,166
	2,600	5.00%, 06/15/2045	2,745
	2,100	7.38%, 09/18/2037	2,810

			8,841

		Costa Rica — 1.0%
	1,100	Instituto Costarricense de Electricidad,
		Reg. S, 6.38%, 05/15/2043	1,009
		Republic of Costa Rica,
	500	Reg. S, 4.25%, 01/26/2023	486
	1,416	Reg. S, 4.38%, 04/30/2025	1,363
	1,037	Reg. S, 7.00%, 04/04/2044	1,089
	3,921	Reg. S, 7.16%, 03/12/2045	4,181

			8,128

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Croatia — 0.7%
	Republic of Croatia,
580	Reg. S, 6.00%, 01/26/2024	654
1,600	Reg. S, 6.38%, 03/24/2021	1,748
1,400	Reg. S, 6.63%, 07/14/2020	1,515
1,900	Reg. S, 6.75%, 11/05/2019	2,024

		5,941

	Dominican Republic — 1.7%
	Government of Dominican Republic,
1,200	Reg. S, 5.88%, 04/18/2024	1,287
5,900	Reg. S, 6.88%, 01/29/2026	6,675
3,640	Reg. S, 7.45%, 04/30/2044	4,318
1,500	Reg. S, 7.50%, 05/06/2021	1,627

		13,907

	Ecuador — 2.7%
	Republic of Ecuador,
3,260	7.88%, 01/23/2028 (e)	3,310
2,480	8.75%, 06/02/2023 (e)	2,719
9,660	8.88%, 10/23/2027 (e)	10,517
600	Reg. S, 7.95%, 06/20/2024	634
1,100	Reg. S, 8.75%, 06/02/2023	1,206
1,500	Reg. S, 9.65%, 12/13/2026	1,708
1,200	Reg. S, 10.75%, 03/28/2022	1,392

		21,486

	Egypt — 1.9%
	Republic of Egypt,
2,700	Reg. S, 5.88%, 06/11/2025	2,784
3,950	Reg. S, 7.50%, 01/31/2027	4,419
7,135	Reg. S, 8.50%, 01/31/2047	8,197

		15,400

	El Salvador — 2.0%
	Republic of El Salvador,
2,410	Reg. S, 5.88%, 01/30/2025	2,410
1,800	Reg. S, 6.38%, 01/18/2027	1,838
2,300	Reg. S, 7.38%, 12/01/2019	2,409
2,142	Reg. S, 7.63%, 02/01/2041	2,348
3,635	Reg. S, 7.65%, 06/15/2035	3,994
1,470	Reg. S, 7.75%, 01/24/2023	1,614
1,158	Reg. S, 8.25%, 04/10/2032	1,346

		15,959

	Ethiopia — 0.1%
600	Republic of Ethiopia,
	Reg. S, 6.63%, 12/11/2024	634

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Gabon — 1.2%
		Republic of Gabonese,
	6,274	Reg. S, 6.38%, 12/12/2024	6,353
	3,101	Reg. S, 6.95%, 06/16/2025	3,209

			9,562

		Ghana — 0.4%
		Republic of Ghana,
	2,000	Reg. S, 8.13%, 01/18/2026	2,210
	570	Reg. S, 10.75%, 10/14/2030	773

			2,983

		Honduras — 0.3%
		Republic of Honduras,
	1,400	Reg. S, 7.50%, 03/15/2024	1,573
	1,000	Reg. S, 8.75%, 12/16/2020	1,128

			2,701

		Hungary — 1.2%
		Republic of Hungary,
	1,600	5.38%, 02/21/2023	1,764
	2,500	5.38%, 03/25/2024	2,784
	4,324	5.75%, 11/22/2023	4,892

			9,440

		Indonesia — 4.9%
		Republic of Indonesia,
IDR	35,025,000	6.13%, 05/15/2028	2,572
IDR	56,512,000	7.00%, 05/15/2022	4,395
IDR	25,500,000	7.00%, 05/15/2027	1,983
IDR	32,500,000	7.50%, 08/15/2032	2,534
IDR	37,000,000	7.50%, 05/15/2038	2,891
IDR	91,106,000	8.25%, 05/15/2036	7,568
IDR	1,302,000	8.38%, 03/15/2024	109
IDR	60,511,000	9.00%, 03/15/2029	5,384
	1,400	Reg. S, 4.13%, 01/15/2025	1,444
	2,300	Reg. S, 4.35%, 01/08/2027	2,406
	1,000	Reg. S, 5.88%, 01/15/2024	1,130
	300	Reg. S, 5.95%, 01/08/2046	365
	1,600	Reg. S, 6.63%, 02/17/2037	2,014
	3,300	Reg. S, 6.75%, 01/15/2044	4,360

			39,155

		Iraq — 0.6%
		Republic of Iraq,
	1,355	Reg. S, 5.80%, 01/15/2028	1,337
	3,660	Reg. S, 6.75%, 03/09/2023	3,797

			5,134

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Ivory Coast — 0.2%
	Republic of Ivory Coast,
400	Reg. S, 5.38%, 07/23/2024	407
1,323	Reg. S, SUB, 5.75%, 12/31/2032	1,316

		1,723

	Jamaica — 0.9%
	Government of Jamaica,
1,400	6.75%, 04/28/2028	1,605
1,730	7.88%, 07/28/2045	2,147
335	8.00%, 06/24/2019	349
2,511	8.00%, 03/15/2039	3,114

		7,215

	Jordan — 0.7%
	Kingdom of Jordan,
600	7.38%, 10/10/2047 (e)	645
611	Reg. S, 5.75%, 01/31/2027	615
3,910	Reg. S, 6.13%, 01/29/2026	4,076

		5,336

	Kazakhstan — 0.5%
	Republic of Kazakhstan,
752	Reg. S, 3.88%, 10/14/2024	780
1,100	Reg. S, 4.88%, 10/14/2044	1,166
1,500	Reg. S, 5.13%, 07/21/2025	1,663
600	Reg. S, 6.50%, 07/21/2045	761

		4,370

	Kenya — 1.0%
7,300	Republic of Kenya, Reg. S, 6.88%, 06/24/2024	7,711

	Lebanon — 4.4%
	Republic of Lebanon,
1,570	6.15%, 06/19/2020	1,576
3,250	6.25%, 05/27/2022	3,252
4,360	6.38%, 03/09/2020	4,404
825	Reg. S, 5.15%, 06/12/2018	824
2,400	Reg. S, 5.15%, 11/12/2018	2,400
4,365	Reg. S, 5.45%, 11/28/2019	4,349
640	Reg. S, 6.00%, 05/20/2019	645
2,000	Reg. S, 6.10%, 10/04/2022	1,997
1,800	Reg. S, 6.20%, 02/26/2025	1,746
5,980	Reg. S, 6.60%, 11/27/2026	5,860
2,890	Reg. S, 6.65%, 11/03/2028	2,774
2,400	Reg. S, 6.65%, 02/26/2030	2,271
2,900	Reg. S, 8.25%, 04/12/2021	3,092

		35,190

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Macedonia, the Former Yugoslav Republic of — 0.3%
EUR	2,029	Former Yugoslav Republic of Macedonia, 2.75%, 01/18/2025 (e)	2,547

		Malaysia — 0.6%
	1,000	1MDB Global Investments Ltd., Reg. S, 4.40%, 03/09/2023	973
MYR	15,950	Malaysia Government Bond, 3.49%, 03/31/2020	4,099

			5,072

		Mexico — 0.6%
		United Mexican States,
	1,300	4.15%, 03/28/2027	1,331
	1,000	4.60%, 01/23/2046	980
	1,850	5.55%, 01/21/2045	2,078
	400	5.75%, 10/12/2110	419

			4,808

		Mongolia — 0.8%
		Mongolia Government Bond,
	1,800	5.63%, 05/01/2023 (e)	1,836
	200	8.75%, 03/09/2024 (e)	232
	2,659	Reg. S, 8.75%, 03/09/2024	3,081
	1,300	Reg. S, 10.88%, 04/06/2021	1,535

			6,684

		Morocco — 0.1%
	400	Kingdom of Morocco, Reg. S, 5.50%, 12/11/2042	454

		Namibia — 0.1%
	800	Republic of Namibia, Reg. S, 5.25%, 10/29/2025	822

		Nigeria — 1.1%
		Republic of Nigeria,
	3,240	6.50%, 11/28/2027 (e)	3,369
	5,240	7.63%, 11/28/2047 (e)	5,594

			8,963

		Oman — 2.0%
		Oman Government Bond,
	7,900	6.75%, 01/17/2048 (e)	8,029
	2,300	Reg. S, 4.75%, 06/15/2026	2,245
	1,100	Reg. S, 5.38%, 03/08/2027	1,101
	5,177	Reg. S, 6.50%, 03/08/2047	5,164

			16,539

		Pakistan — 1.0%
		Republic of Pakistan,
	5,560	Reg. S, 7.25%, 04/15/2019	5,757

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Foreign Government Securities — continued
		Pakistan — continued
	1,806	Reg. S, 8.25%, 04/15/2024	2,000

			7,757

		Panama — 0.6%
		Republic of Panama,
	700	4.50%, 05/15/2047	744
	1,400	6.70%, 01/26/2036	1,843
	1,400	9.38%, 04/01/2029	2,101

			4,688

		Paraguay — 0.6%
		Republic of Paraguay,
	200	4.70%, 03/27/2027 (e)	208
	1,100	Reg. S, 5.00%, 04/15/2026	1,173
	3,074	Reg. S, 6.10%, 08/11/2044	3,512

			4,893

		Peru — 0.3%
	1,300	Republic of Peru,
		8.75%, 11/21/2033	2,038

		Romania — 0.6%
		Republic of Romania,
	2,150	Reg. S, 4.38%, 08/22/2023	2,271
	800	Reg. S, 4.88%, 01/22/2024	866
	1,500	Reg. S, 6.13%, 01/22/2044	1,896

			5,033

		Russia — 3.2%
		Russian Federation,
RUB	30,000	7.00%, 01/25/2023	537
RUB	1,098,500	7.75%, 09/16/2026	20,432
	1,800	Reg. S, 4.88%, 09/16/2023	1,922
	2,400	Reg. S, 5.88%, 09/16/2043	2,776

			25,667

		Senegal — 0.2%
		Republic of Senegal,
	700	6.25%, 05/23/2033 (e)	735
	900	Reg. S, 6.25%, 05/23/2033	945

			1,680

		Serbia — 0.3%
		Republic of Serbia,
	1,800	Reg. S, 4.88%, 02/25/2020	1,858
	800	Reg. S, 7.25%, 09/28/2021	905

			2,763

		South Africa — 2.2%
		Republic of South Africa,
	1,200	4.30%, 10/12/2028	1,158

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		South Africa –– continued
	600	5.00%, 10/12/2046	571
	900	5.38%, 07/24/2044	896
	1,000	5.50%, 03/09/2020	1,046
	600	5.88%, 05/30/2022	655
	1,400	5.88%, 09/16/2025	1,528
	300	6.25%, 03/08/2041	336
ZAR	109,733	8.75%, 02/28/2048	8,516
ZAR	34,855	10.50%, 12/21/2026	3,310

			18,016

		Sri Lanka — 1.5%
		Republic of Sri Lanka,
	600	6.20%, 05/11/2027 (e)	631
	600	Reg. S, 5.88%, 07/25/2022	626
	4,200	Reg. S, 6.25%, 10/04/2020	4,410
	2,200	Reg. S, 6.25%, 07/27/2021	2,324
	2,250	Reg. S, 6.83%, 07/18/2026	2,464
	1,800	Reg. S, 6.85%, 11/03/2025	1,973

			12,428

		Tajikistan — 0.5%
		Republic of Tajikistan International Bond,
	320	7.13%, 09/14/2027 (e)	312
	4,050	Reg. S, 7.13%, 09/14/2027	3,949

			4,261

		Turkey — 2.2%
	700	Export Credit Bank of Turkey, Reg. S, 5.38%, 10/24/2023	708
		Republic of Turkey,
TRY	8,467	2.90%, 07/07/2027	2,251
	4,550	4.88%, 04/16/2043	3,896
	300	5.63%, 03/30/2021	314
	2,100	6.00%, 03/25/2027	2,210
	1,700	6.00%, 01/14/2041	1,696
	1,000	6.25%, 09/26/2022	1,080
	3,200	6.63%, 02/17/2045	3,384
	1,700	7.38%, 02/05/2025	1,949

			17,488

		Ukraine — 4.5%
		Republic of Ukraine,
	1,800	7.38%, 09/25/2032 (e)	1,822
	1,536	Reg. S, + 0.00%), 0.00%, 05/31/2040 (aa)	1,044
	7,050	Reg. S, 7.75%, 09/01/2020	7,565
	8,890	Reg. S, 7.75%, 09/01/2021	9,677
	5,100	Reg. S, 7.75%, 09/01/2023	5,546
	4,210	Reg. S, 7.75%, 09/01/2024	4,563

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Ukraine –– continued
2,089	Reg. S, 7.75%, 09/01/2025	2,251
	Ukreximbank Via Biz Finance plc,
2,700	Reg. S, 9.63%, 04/27/2022	2,946
700	Reg. S, 9.75%, 01/22/2025	781

		36,195

	Uruguay — 1.0%
	Republic of Uruguay,
1,900	4.38%, 10/27/2027	2,019
2,800	5.10%, 06/18/2050	3,038
2,200	7.88%, 01/15/2033	3,140

		8,197

	Venezuela, Bolivarian Republic of — 0.2%
	Republic of Venezuela,
170	9.38%, 01/13/2034 (d)	45
310	Reg. S, 6.00%, 12/09/2020 (d)	80
1,030	Reg. S, 7.65%, 04/21/2025 (d)	273
521	Reg. S, 7.75%, 10/13/2019 (d)	135
870	Reg. S, 8.25%, 10/13/2024 (d)	231
90	Reg. S, 9.00%, 05/07/2023 (d)	24
800	Reg. S, 9.25%, 05/07/2028 (d)	214
170	Reg. S, 11.75%, 10/21/2026 (d)	49
620	Reg. S, 12.75%, 08/23/2022 (d)	178

		1,229

	Vietnam — 0.1%
1,100	Republic of Vietnam, Reg. S, 4.80%, 11/19/2024	1,172

	Zambia — 0.5%
3,500	Republic of Zambia,
	Reg. S, 8.97%, 07/30/2027	3,916

	Total Foreign Government Securities (Cost $496,945)	506,716

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Options Purchased — 0.1%
		Call Options — 0.1%
		United States — 0.1%
	40,357	Foreign Exchange PLN/USD 04/13/2018 at USD 3.53, Vanilla, European Style (a) Notional Amount: USD 40,357 Counterparty: Goldman Sachs International	119
	40,386	Foreign Exchange RUB/USD 04/20/2018 at USD 60.15, Vanilla, European Style (a) Notional Amount: USD 40,386 Counterparty: Goldman Sachs International	193

			312

		Put Options — 0.0% (g)
		European Union — 0.0% (g)
EUR	28,077	Foreign Exchange USD/EUR 04/03/2018 at EUR 1.18, Vanilla, European Style (a) Notional Amount: EUR 28,077 Counterparty: Barclays Bank plc	29

		Total Options Purchased (Cost $684)	341

SHARES		SECURITY DESCRIPTION	VALUE
	Short-Term Investments — 5.2%
		Foreign Government Treasury Bill — 0.4%
NGN	1,342,000	Nigeria Treasury Bills, 18.94%, 06/14/2018 (n) (Cost $3,489)	3,509

		Investment Company — 4.8%
	38,718	JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.45% (b) (l) (Cost $38,726)	38,726

		Total Short-Term Investments (Cost $42,215)	42,235

		Total Investments — 98.8% (Cost $786,828)	797,493
		Other Assets in Excess of Liabilities — 1.2%	10,020

		NET ASSETS — 100.0%	$807,513

Percentages indicated are based on net assets.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury Long Bond	81	03/2018	USD	11,970	(170)
3 Month Eurodollar	486	12/2018	USD	118,602	(62)

					(232)

Short Contracts
Euro-Schatz	(303)	03/2018	EUR	(42,062)	109
3 Month Eurodollar	(486)	12/2019	USD	(118,225)	103

					212

					(20)

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EGP	59,221	USD	3,241	Citibank, NA**	03/15/2018	96
AUD	8,758	USD	6,754	Credit Suisse International	03/19/2018	302
AUD	2,158	USD	1,691	Goldman Sachs International	03/19/2018	48
BRL	5,535	USD	1,696	Citibank, NA**	03/19/2018	33
BRL	2,030	USD	622	Deutsche Bank AG**	03/19/2018	12
BRL	29,063	USD	8,756	Goldman Sachs International**	03/19/2018	325
CAD	2,105	USD	1,640	Citibank, NA	03/19/2018	73
CAD	2,055	USD	1,606	Union Bank of Switzerland AG	03/19/2018	66
CLP	2,055,010	USD	3,392	Credit Suisse International**	03/19/2018	14
CLP	392,889	USD	645	Goldman Sachs International**	03/19/2018	6
CNH	50,497	USD	7,573	Deutsche Bank AG**	03/19/2018	425
CNH	26,353	USD	4,053	Goldman Sachs International**	03/19/2018	121
CNH	13,207	USD	2,018	Societe Generale**	03/19/2018	73
CZK	54,929	USD	2,581	Goldman Sachs International	03/19/2018	124
CZK	7,654	USD	357	National Australia Bank Ltd.	03/19/2018	20
CZK	212,919	USD	9,900	Royal Bank of Canada	03/19/2018	584
CZK	7,025	USD	346	Standard Chartered Bank	03/19/2018	—	(h)
EUR	3,410	USD	4,220	State Street Corp.	03/19/2018	26
HUF	87,051	USD	348	Goldman Sachs International	03/19/2018	1
IDR	8,708,144	USD	645	Deutsche Bank AG**	03/19/2018	5
IDR	121,724,024	USD	9,007	Goldman Sachs International**	03/19/2018	84
INR	129,598	USD	2,018	Deutsche Bank AG**	03/19/2018	7
INR	643,797	USD	9,872	Merrill Lynch International**	03/19/2018	188
JPY	1,487,171	USD	13,267	Royal Bank of Canada	03/19/2018	389
KRW	1,811,634	USD	1,656	Goldman Sachs International**	03/19/2018	39
PLN	11,711	USD	3,380	Citibank, NA	03/19/2018	122
PLN	4,309	USD	1,235	Credit Suisse International	03/19/2018	54
PLN	39,553	USD	11,564	Goldman Sachs International	03/19/2018	265
RUB	97,885	USD	1,696	Citibank, NA**	03/19/2018	36
RUB	451,031	USD	7,599	Goldman Sachs International**	03/19/2018	381
RUB	573,287	USD	9,824	Merrill Lynch International**	03/19/2018	318
SGD	6,793	USD	5,122	Citibank, NA	03/19/2018	60
THB	128,399	USD	4,022	Citibank, NA	03/19/2018	82
THB	277,461	USD	8,684	Goldman Sachs International	03/19/2018	184
THB	109,715	USD	3,425	HSBC Bank, N.A.	03/19/2018	82
THB	53,986	USD	1,660	Merrill Lynch International	03/19/2018	66
TRY	52,337	USD	13,005	Citibank, NA	03/19/2018	747

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
TRY	15,646	USD	4,018	Goldman Sachs International	03/19/2018	93
TRY	31,163	USD	8,084	HSBC Bank, N.A.	03/19/2018	105
TRY	14,787	USD	3,881	State Street Corp.	03/19/2018	5
TWD	119,299	USD	4,092	Goldman Sachs International**	03/19/2018	14
TWD	118,896	USD	4,041	Merrill Lynch International**	03/19/2018	51
USD	5,566	ARS	104,243	Deutsche Bank AG**	03/19/2018	370
USD	7,684	BRL	24,565	Citibank, NA**	03/19/2018	9
USD	114	HUF	28,241	Standard Chartered Bank	03/19/2018	— (h)
USD	3,963	IDR	53,060,607	Citibank, NA**	03/19/2018	— (h)
USD	8,061	IDR	107,787,096	Goldman Sachs International**	03/19/2018	11
USD	1,703	KRW	1,811,634	Citibank, NA**	03/19/2018	7
USD	4,047	KRW	4,304,881	Goldman Sachs International**	03/19/2018	19
USD	4,022	PHP	203,389	Citibank, NA**	03/19/2018	69
USD	5,646	PHP	285,876	Goldman Sachs International**	03/19/2018	91
USD	4,068	PLN	13,558	HSBC Bank, N.A.	03/19/2018	13
ZAR	49,910	USD	4,105	Citibank, NA	03/19/2018	80
ZAR	19,939	USD	1,437	State Street Corp.	03/19/2018	235
COP	23,062,458	USD	8,071	Citibank, NA**	03/20/2018	32
MXN	61,541	USD	3,220	Goldman Sachs International	03/20/2018	63
MXN	3,864	USD	205	Standard Chartered Bank	03/20/2018	1
EUR	1,795	USD	2,240	Australia & New Zealand Banking Group Ltd.	04/19/2018	— (h)
EGP	62,397	USD	3,346	Citibank, NA**	06/19/2018	118

Total unrealized appreciation						6,844

ARS	104,243	USD	5,693	Citibank, NA**	03/19/2018	(498)
BRL	12,573	USD	3,972	Barclays Bank plc**	03/19/2018	(43)
CAD	8,457	AUD	8,758	Credit Suisse International #	03/19/2018	(177)
HUF	1,054,715	USD	4,243	HSBC Bank, N.A.	03/19/2018	(13)
KRW	4,284,251	USD	4,041	Citibank, NA**	03/19/2018	(32)
KRW	4,304,881	USD	4,043	Goldman Sachs International**	03/19/2018	(15)
PHP	489,265	USD	9,599	Citibank, NA**	03/19/2018	(92)
PLN	363	USD	109	BNP Paribas	03/19/2018	(1)
RUB	1,355,798	USD	24,103	Citibank, NA**	03/19/2018	(117)
SGD	5,325	USD	4,071	Goldman Sachs International	03/19/2018	(8)
USD	1,697	AUD	2,165	Goldman Sachs International	03/19/2018	(48)
USD	3,270	AUD	4,352	National Australia Bank Ltd.	03/19/2018	(236)
USD	624	AUD	797	State Street Corp.	03/19/2018	(18)
USD	9,244	BRL	30,854	Goldman Sachs International**	03/19/2018	(396)
USD	9,830	CAD	12,597	State Street Corp.	03/19/2018	(417)
USD	1,697	CNH	11,063	Goldman Sachs International**	03/19/2018	(56)
USD	3,431	CNH	22,517	HSBC Bank, N.A.**	03/19/2018	(135)
USD	8,055	CNH	52,641	Standard Chartered Bank**	03/19/2018	(283)
USD	586	CNH	3,836	TD Bank Financial Group**	03/19/2018	(21)
USD	3,324	EUR	2,801	National Australia Bank Ltd.	03/19/2018	(165)
USD	731	EUR	609	Standard Chartered Bank	03/19/2018	(27)
USD	3,380	HUF	867,629	Citibank, NA	03/19/2018	(100)
USD	726	HUF	187,086	Merrill Lynch International	03/19/2018	(24)
USD	1,651	IDR	22,645,072	Goldman Sachs International**	03/19/2018	(40)
USD	13,240	JPY	1,487,171	State Street Corp.	03/19/2018	(416)
USD	4,277	PLN	14,620	Goldman Sachs International	03/19/2018	(96)
USD	3,339	RON	13,129	Citibank, NA	03/19/2018	(168)
USD	662	RON	2,569	HSBC Bank, N.A.	03/19/2018	(24)
USD	13,497	RUB	808,910	Citibank, NA**	03/19/2018	(814)
USD	15,026	RUB	851,381	Credit Suisse International**	03/19/2018	(36)
USD	8,428	RUB	506,519	Goldman Sachs International**	03/19/2018	(533)
USD	3,263	RUB	196,051	Merrill Lynch International**	03/19/2018	(205)
USD	5,035	SGD	6,793	Barclays Bank plc	03/19/2018	(147)

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	8,063	SGD	10,684	Credit Suisse International	03/19/2018	(89)
USD	4,132	THB	129,819	Credit Suisse International	03/19/2018	(18)
USD	5,715	THB	182,528	HSBC Bank, N.A.	03/19/2018	(118)
USD	15,178	TRY	60,581	Barclays Bank plc	03/19/2018	(740)
USD	3,424	TRY	13,282	Goldman Sachs International	03/19/2018	(66)
USD	8,011	TRY	30,547	HSBC Bank, N.A.	03/19/2018	(16)
USD	4,749	TRY	18,253	State Street Corp.	03/19/2018	(47)
USD	5,017	ZAR	69,202	Citibank, NA	03/19/2018	(787)
USD	4,789	ZAR	58,494	Goldman Sachs International	03/19/2018	(116)
USD	2,694	ZAR	34,797	Societe Generale	03/19/2018	(224)
USD	4,035	ZAR	49,910	State Street Corp.	03/19/2018	(151)
USD	3,180	MXN	61,541	Goldman Sachs International	03/20/2018	(102)
USD	4,666	EUR	3,824	Australia & New Zealand Banking Group Ltd.	04/19/2018	(106)
USD	2,126	EUR	1,766	TD Bank Financial Group	04/19/2018	(77)

Total unrealized depreciation						(8,058)

Net unrealized depreciation						(1,214)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of January 31, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)		Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.64	USD	18,500	763	(253)	510
Russian Federation, 2.25%, 03/31/2030	1.00	Quarterly	Citigroup Global Markets Holdings, Inc.	12/20/2022	1.07	USD	11,265	97	(74)	23
Russian Federation, 2.25%, 03/31/2030	1.00	Quarterly	Citigroup Global Markets Holdings, Inc.	12/20/2022	1.07	USD	11,735	101	(77)	24

								961	(404)	557

United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.97	USD	17,500	(16)	(28)	(44)

								(16)	(28)	(44)

								945	(432)	513

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

OTC Interest rate swap contracts outstanding as of January 31, 2018:

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
6 Month PRIBOR semi-annually	1.16% annually	Receive	Bank of America NA	06/22/2027	CZK	40,000	—	142
6 Month PRIBOR semi-annually	1.19% annually	Receive	Bank of America NA	06/30/2027	CZK	40,000	—	137

							—	279

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2018:

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Upfront Payments(Receipts) ($)	Value And Unrealized Appreciation (Depreciation) ($)
6 Month PRIBOR semi-annually	1.67% annually	Receive	09/05/2027	CZK	300,000	—	394
6 Month PRIBOR semi-annually	1.82% annually	Receive	11/13/2027	CZK	170,000	—	150
6 Month PRIBOR semi-annually	1.93% annually	Receive	01/24/2028	CZK	90,000	—	43
Brazillian CDI at maturity	9.21% at maturity	Pay	01/04/2021	BRL	67,000	—	283

						—	870

3 Month BUBOR quarterly	0.41% annually	Pay	01/16/2020	HUF	25,000,000	—	(114)
6 Month BUBOR semi-annually	0.47% annually	Pay	01/21/2020	HUF	14,000,000	—	(35)
6 Month BUBOR semi-annually	1.02% annually	Pay	01/24/2023	HUF	2,100,000	—	(14)

						—	(163)

						—	707

(a)	Value of floating rate index at January 31, 2018 was as follows:

Floating Rate Index	Value
1 Day CDI	6.89%
3 Month BUBOR	0.02%
6 Month BUBOR	0.04%
6 Month PRIBOR	0.90%

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Summary of total swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	961	557
OTC Interest rate swap contracts outstanding	—	279

Total OTC swap contracts outstanding	961	836

Liabilities
OTC Credit default swap contracts outstanding - buy protection	(16)	(44)

Total OTC swap contracts outstanding	(16)	(44)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
BUBOR	—	Budapest Interbank Offered Rate
CAD	—	Canadian Dollar
CDI	—	Interbank Certificate of Deposit
CLP	—	Chilean Peso
CNH	—	China Renminbi
COP	—	Colombian Peso
CZK	—	Czech Republic Koruna
EGP	—	Egyptian Pound
EUR	—	Euro
HUF	—	Hungarian Forint
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NGN	—	Nigerian Naira
PHP	—	Philippine Peso
PLN	—	Polish Zloty
PRIBOR	—	Prague Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
RON	—	Romanian Leu
RUB	—	Russian Ruble
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2018.
THB	—	Thai Bhat
TRY	—	Turkish Lira

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(n)	—	The rate shown is the effective yield as of January 31, 2018.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2018.
(y)	—	Preferred Security.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.
#	—	For cross-currency exchange contracts, the settlement value is the U.S. Dollar market value at January 31, 2018 of the currency being sold, and the value at January 31, 2018 is the U.S. dollar market value of the currency being purchased.
**	—	Non-deliverable forward.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Corporate Bonds
Argentina	$—	$14,852	$—	$14,852
Azerbaijan	—	4,258	—	4,258
Bahrain	—	1,629	—	1,629
Brazil	—	33,493	—	33,493
Chile	—	4,787	—	4,787
China	—	15,199	—	15,199
Colombia	—	4,880	—	4,880
Congo, Democratic Republic of the	—	1,479	—	1,479
Costa Rica	—	1,031	—	1,031
Ecuador	—	2,230	—	2,230
Guatemala	—	704	—	704
Hong Kong	—	4,716	—	4,716
Hungary	—	647	—	647
India	—	5,425	—	5,425
Indonesia	—	11,839	—	11,839
Israel	—	1,190	—	1,190
Jamaica	—	2,121	—	2,121
Jordan	—	2,363	—	2,363
Kazakhstan	—	14,427	—	14,427
Kuwait	—	438	—	438
Mauritius	—	2,652	—	2,652
Mexico	—	36,172	—	36,172
Morocco	—	1,058	—	1,058
Nigeria	—	3,567	—	3,567
Norway	—	511	—	511
Panama	—	867	—	867
Peru	—	5,018	—	5,018
Qatar	—	8,697	—	8,697
Russia	—	7,926	—	7,926
Singapore	—	1,343	—	1,343
South Africa	—	9,433	—	9,433
South Korea	—	5,086	—	5,086
Sri Lanka	—	412	—	412
Trinidad and Tobago	—	2,889	—	2,889
Tunisia	—	6,174	—	6,174
Turkey	—	11,086	—	11,086
Ukraine	—	3,876	—	3,876
United Arab Emirates	—	11,725	—	11,725

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Venezuela, Bolivarian Republic of	$—	$2,001	$—	$2,001

Total Corporate Bonds	—	248,201	—	248,201

Foreign Government Securities	—	506,716	—	506,716
Options Purchased
Call Options	—	312	—	312
Put Option	—	29	—	29

Total Options Purchased	—	341	—	341

Short-Term Investment
Foreign Government Treasury Bill	—	3,509	—	3,509
Investment Company	38,726	—	—	38,726

Total Short-Term Investment	38,726	3,509	—	42,235

Total Investments in Securities	$38,726	$758,767	$—	$797,493

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$6,844	$—	$6,844
Futures Contracts	212	—	—	212
Swaps	—	1,706	—	1,706

Total Appreciation in Other Financial Instruments	$212	$8,550	$—	$8,762

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(8,058)	$—	$(8,058)
Futures Contracts	(232)	—	—	(232)
Swaps	—	(207)	—	(207)

Total Depreciation in Other Financial Instruments	$(232)	$(8,265)	$—	$(8,497)

There were no transfers among any levels during the period ended January 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2017	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018
Debt Securities — Foreign Government Securities	$4,485	$441	$(133)	$(1)	$—	$(4,792)	$—	$—	$—

Total	$4,485	$441	$(133)	$(1)	$—	$(4,792)	$—	$—	$—

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $0.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund’s exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan Emerging Markets Strategic Debt Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

(4). Swaps — The Fund engaged in various swap transactions, including interest rate and credit default to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — 102.1%
Asset-Backed Securities — 1.3%
	United States — 1.3%
451	ABFC Trust, Series 2004-HE1, Class M1, 2.46%, 03/25/2034 (z) (bb)	451
	ACE Securities Corp. Home Equity Loan Trust,
435	Series 2002-HE3, Class M1, 3.36%, 10/25/2032 (z) (bb)	433
327	Series 2003-NC1, Class M1, 2.73%, 07/25/2033 (z) (bb)	324
409	Series 2003-OP1, Class M1, 2.61%, 12/25/2033 (z) (bb)	405
133	Series 2004-HE4, Class M2, 2.54%, 12/25/2034 (z) (bb)	129
550	Series 2004-OP1, Class M3, 3.44%, 04/25/2034 (z)	527
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
556	Series 2003-10, Class M1, 2.61%, 12/25/2033 (z) (bb)	548
246	Series 2003-10, Class M2, 4.11%, 12/25/2033 (z) (bb)	242
1	Series 2003-11, Class M3, 4.35%, 12/25/2033 (z) (bb)	1
356	Series 2004-FR1W, Class A6, 4.45%, 05/25/2034 (z) (bb)	360
319	Amortizing Residential Collateral Trust, Series 2004-1, Class M5, 3.44%, 10/25/2034 (z) (bb)	315
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
808	Series 2003-W5, Class M2, 4.34%, 10/25/2033 (z) (bb)	778
1,445	Series 2003-W9, Class M2, 4.14%, 01/25/2034 (z) (bb)	1,428
185	Series 2004-W5, Class M1, 2.46%, 04/25/2034 (z) (bb)	185
	Asset-Backed Securities Corp. Home Equity Loan Trust,
623	Series 2004-HE2, Class M2, 3.44%, 04/25/2034 (z) (bb)	592
1,068	Series 2004-HE3, Class M2, 3.24%, 06/25/2034 (z) (bb)	1,039
	Bear Stearns Asset-Backed Securities I Trust,
443	Series 2004-FR2, Class M3, 3.36%, 06/25/2034 (z)	437
761	Series 2004-HE6, Class M2, 3.44%, 08/25/2034 (z) (bb)	758
	Bear Stearns Asset-Backed Securities Trust,
569	Series 2004-1, Class M1, 2.54%, 06/25/2034 (z) (bb)	567

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
238	Series 2004-2, Class M1, 2.76%, 08/25/2034 (z) (bb)	230
	Countrywide Asset-Backed Certificates,
2	Series 2002-3, Class M1, 2.69%, 03/25/2032 (z) (bb)	1
48	Series 2002-4, Class M1, 2.69%, 12/25/2032 (z) (bb)	47
55	Series 2003-BC6, Class M2, 3.29%, 10/25/2033 (z) (bb)	54
87	Series 2004-2, Class M1, 2.31%, 05/25/2034 (z) (bb)	87
320	Series 2004-3, Class M1, 2.31%, 06/25/2034 (z) (bb)	311
1,000	Series 2005-12, Class M2, 2.05%, 02/25/2036 (z) (bb)	999
427	Series 2005-AB3, Class 1A1, 2.06%, 02/25/2036 (z) (bb)	421
750	Countrywide Partnership Trust, Series 2004-EC1, Class M2, 2.51%, 01/25/2035 (z) (bb)	749
	Credit-Based Asset Servicing & Securitization LLC,
1,358	Series 2004-CB4, Class A5, SUB, 6.78%, 05/25/2035	1,349
155	Series 2005-CB1, Class M2, 2.66%, 01/25/2035 (z) (bb)	156
	CWABS, Inc. Asset-Backed Certificates Trust,
422	Series 2003-BC1, Class A1, 2.36%, 03/25/2033 (z) (bb)	416
93	Series 2004-5, Class M3, 3.29%, 07/25/2034 (z) (bb)	92
343	Series 2004-6, Class M1, 2.46%, 10/25/2034 (z)	338
77	Series 2004-6, Class M2, 2.54%, 10/25/2034 (z) (bb)	76
264	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.87%, 10/25/2034 (bb)	262
499	First Franklin Mortgage Loan Trust, Series 2005-FF10, Class A1, 1.86%, 11/25/2035 (z) (bb)	482
	Fremont Home Loan Trust,
24	Series 2003-B, Class M2, 3.99%, 12/25/2033 (z) (bb)	24
539	Series 2004-2, Class M2, 2.49%, 07/25/2034 (z)	542
65	Series 2004-B, Class M7, 4.56%, 05/25/2034 (z)	56

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	United States –– continued
	GSAMP Trust,
616	Series 2004-OPT, Class M1, 2.43%, 11/25/2034 (z) (bb)	611
302	Series 2006-HE3, Class A2C, 1.72%, 05/25/2046 (z)	297
267	Home Equity Asset Trust, Series 2004-7, Class M1, 2.49%, 01/25/2035 (z)	267
	Home Equity Mortgage Loan Asset-Backed Trust,
264	Series 2004-B, Class M3, 2.76%, 11/25/2034 (z) (bb)	262
238	Series 2004-B, Class M8, 4.84%, 11/25/2034 (z) (bb)	218
	Long Beach Mortgage Loan Trust,
908	Series 2004-3, Class M2, 2.46%, 07/25/2034 (z) (bb)	907
522	Series 2004-3, Class M4, 3.17%, 07/25/2034 (z) (bb)	526
	MASTR Asset-Backed Securities Trust,
87	Series 2003-NC1, Class M5, 4.86%, 04/25/2033 (z) (bb)	78
558	Series 2005-NC1, Class M2, 2.31%, 12/25/2034 (z) (bb)	563
	Morgan Stanley ABS Capital I, Inc. Trust,
169	Series 2003-HE2, Class M2, 4.04%, 08/25/2033 (z) (bb)	165
591	Series 2004-HE6, Class M1, 2.39%, 08/25/2034 (z)	596
29	Series 2004-HE8, Class M3, 2.69%, 09/25/2034 (z) (bb)	29
366	Series 2004-NC5, Class M1, 2.46%, 05/25/2034 (z) (bb)	364
446	Series 2004-NC6, Class M2, 3.44%, 07/25/2034 (z) (bb)	424
308	Series 2004-NC7, Class M2, 2.49%, 07/25/2034 (z) (bb)	310
50	Series 2005-HE1, Class M3, 2.34%, 12/25/2034 (z) (bb)	46
344	Morgan Stanley Dean Witter Capital I, Inc. Trust, Series 2002-AM3, Class A3, 2.54%, 02/25/2033 (z) (bb)	337
488	New Century Home Equity Loan Trust, Series 2004-2, Class M3, 2.57%, 08/25/2034 (z) (bb)	488
510	NovaStar Mortgage Funding Trust, Series 2003-2, Class M3, 4.94%, 09/25/2033 (z) (bb)	504
1,474	Option One Mortgage Acceptance Corp. Asset-Backed Certificates, Series 2003-4, Class M1, 2.58%, 07/25/2033 (z) (bb)	1,457

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Option One Mortgage Loan Trust,
674	Series 2004-1, Class M1, 2.46%, 01/25/2034 (z) (bb)	669
670	Series 2004-1, Class M2, 3.21%, 01/25/2034 (z) (bb)	656
32	Series 2004-3, Class M2, 2.42%, 11/25/2034 (z) (bb)	32
500	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 2.81%, 01/25/2036 (z) (bb)	510
	Pretium Mortgage Credit Partners I LLC,
1,579	Series 2017-NPL1, Class A1, SUB, 3.50%, 04/29/2032 (e) (bb)	1,578
819	Series 2017-NPL2, Class A1, SUB, 3.25%, 03/28/2057 (e) (bb)	817
1,000	Series 2017-NPL2, Class A2, SUB, 5.50%, 03/28/2057 (e) (bb)	984
	Renaissance Home Equity Loan Trust,
328	Series 2003-2, Class M1, 2.80%, 08/25/2033 (z) (bb)	328
738	Series 2004-1, Class M4, 4.26%, 05/25/2034 (z) (bb)	611
91	Series 2005-1, Class AF6, SUB, 4.97%, 05/25/2035 (bb)	93
390	Saxon Asset Securities Trust, Series 2003-3, Class M1, 2.54%, 12/25/2033 (z) (bb)	376
847	Securitized Asset-Backed Receivables LLC Trust, Series 2004-NC1, Class M2, 3.29%, 02/25/2034 (z) (bb)	820
535	Soundview Home Loan Trust, Series 2005-OPT1, Class M2, 2.24%, 06/25/2035 (z) (bb)	534
723	Specialty Underwriting & Residential Finance Trust, Series 2003-BC4, Class M1, 2.46%, 11/25/2034 (z) (bb)	693
	Structured Asset Investment Loan Trust,
185	Series 2003-BC11, Class M1, 2.54%, 10/25/2033 (z) (bb)	184
388	Series 2004-7, Class M2, 2.69%, 08/25/2034 (z) (bb)	371
644	Series 2004-8, Class M9, 5.31%, 09/25/2034 (z)	645
37	Series 2004-BNC1, Class A5, 2.80%, 09/25/2034 (z) (bb)	37
422	Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4, 1.73%, 12/25/2036 (z) (bb)	409
682	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	686

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Asset-Backed Securities — continued
	United States –– continued
828	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	830
	Wells Fargo Home Equity Asset-Backed Securities Trust,
362	Series 2004-2, Class M6, 4.38%, 10/25/2034 (z)	360
97	Series 2004-2, Class M8A, 6.06%, 10/25/2034 (e) (z) (bb)	93

	Total Asset-Backed Securities (Cost $35,280)	36,976

Collateralized Mortgage Obligations — 8.9%
	United States — 8.9%
	Alternative Loan Trust
533	Series 2004-27CB, Class A1, 6.00%, 12/25/2034	538
130	Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	130
99	Series 2005-11CB, Class 2A1, 5.50%, 06/25/2035	96
23	Series 2005-19CB, Class A2, IF, 13.51%, 06/25/2035 (z)	27
1,217	Series 2005-28CB, Class 2A6, 5.00%, 08/25/2035	1,077
891	Series 2006-14CB, Class A1, 6.00%, 06/25/2036	779
72	Banc of America Funding Trust, Series 2005-6, Class 1A2, 5.50%, 10/25/2035	69
	Bear Stearns ALT-A Trust
91	Series 2005-4, Class 23A1, 3.54%, 05/25/2035 (z)	91
700	Series 2005-4, Class 23A2, 3.54%, 05/25/2035 (z)	709
195	Series 2005-7, Class 12A3, 2.24%, 08/25/2035 (z)	194
	Bear Stearns ARM Trust
613	Series 2005-5, Class A2, 3.58%, 08/25/2035 (z)	611
310	Series 2005-9, Class A1, 3.52%, 10/25/2035 (z)	315
560	Series 2006-1, Class A1, 3.67%, 02/25/2036 (z)	562
706	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC3, Class M1, 2.39%, 06/25/2034 (z) (bb)	640
	Chase Mortgage Finance Trust
316	Series 2006-S4, Class A5, 6.00%, 12/25/2036	269
130	Series 2007-A1, Class 1A1, 3.67%, 02/25/2037 (z)	131

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
172	Series 2007-A1, Class 8A1, 3.71%, 02/25/2037 (z)	176
	CHL Mortgage Pass-Through Trust
107	Series 2004-9, Class A7, 5.25%, 06/25/2034	109
524	Series 2004-25, Class 2A1, 2.24%, 02/25/2035 (z)	507
785	Series 2005-26, Class 1A11, 5.50%, 11/25/2035	712
653	Series 2005-31, Class 2A1, 3.28%, 01/25/2036 (z)	621
240	Series 2006-21, Class A14, 6.00%, 02/25/2037	216
268	Series 2007-10, Class A4, 5.50%, 07/25/2037	227
	Citigroup Mortgage Loan Trust
486	Series 2005-3, Class 2A2A, 3.49%, 08/25/2035 (z)	487
151	Series 2005-11, Class A2A, 3.63%, 10/25/2035 (z)	153
603	Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, 3.55%, 08/25/2035 (z)	598
5	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-25, Class 2A1, 4.50%, 10/25/2018	5
489	CSFB Mortgage-Backed Pass-Through Certificates, Series 2004-8, Class 5A1, 6.00%, 12/25/2034	517
	FHLMC REMIC
6,885	Series 3768, Class CB, 3.50%, 12/15/2025	7,061
10,129	Series 3788, Class FA, 2.09%, 01/15/2041 (z)	10,198
600	Series 3806, Class L Shares, 3.50%, 02/15/2026	612
1,500	Series 4005, Class PA, 2.00%, 10/15/2041	1,428
1,037	Series 4112, Class FC, 1.91%, 01/15/2042 (z)	1,033
5,857	Series 4118, Class PD, 1.50%, 05/15/2042	5,539
8,509	Series 4261, Class PA, 3.00%, 07/15/2032	8,559
804	Series 4323, Class VA, 4.00%, 03/15/2027	836
1,604	Series 4329, Class KA, 3.00%, 01/15/2040	1,610
5,051	Series 4363, Class B, 3.00%, 12/15/2040	5,065
5,584	Series 4364, Class A, 3.00%, 08/15/2040	5,604
9,143	Series 4366, Class KA, 3.00%, 03/15/2041	9,138

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States –– continued
1,347	Series 4446, Class MA, 3.50%, 12/15/2050	1,368
1,238	Series 4467, Class AB, 3.00%, 07/15/2041	1,240
1,095	Series 4480, Class QA, 3.00%, 11/15/2043	1,096
1,635	Series 4494, Class KA, 3.75%, 10/15/2042	1,679
13,138	Series 4510, Class HB, 2.00%, 03/15/2040	12,794
3,813	Series 4622, Class HA, 3.00%, 11/15/2043	3,802
542	Series 4639, Class AC, 3.00%, 05/15/2040	544
897	Series 4669, Class VJ, 4.00%, 05/15/2028	935
4,361	Series 4709, Class EA, 3.00%, 01/15/2046	4,357
	FHLMC STRIPS
1,231	Series 242, Class F29, 1.81%, 11/15/2036 (z)	1,232
545	Series 311, Class F1, 2.11%, 08/15/2043 (z)	547
7,175	Series 317, Class F3, 2.08%, 11/15/2043 (z)	7,237
	FNMA REMIC
147	Series 2005-10, Class BK, 5.00%, 03/25/2025	155
2,664	Series 2006-5, Class 1A, 1.69%, 08/25/2034 (z)	2,784
1,296	Series 2007-30, Class LF, 1.87%, 04/25/2037 (z)	1,296
2,969	Series 2010-142, Class FM, 2.03%, 12/25/2040 (z)	2,978
2,569	Series 2013-20, Class CA, 2.50%, 01/25/2043	2,522
3,354	Series 2013-26, Class AK, 2.50%, 11/25/2038	3,315
10,202	Series 2013-58, Class KJ, 3.00%, 02/25/2043	10,209
11,016	Series 2013-101, Class FE, 2.16%, 10/25/2043 (z)	11,173
515	Series 2013-135, Class GA, 3.00%, 07/25/2032	518
1,334	Series 2014-29, Class BA, 3.00%, 03/25/2040	1,338
4,607	Series 2014-36, Class EJ, 3.00%, 06/25/2040	4,610
7,095	Series 2015-15, Class GH, 2.50%, 03/25/2041	6,977
6,477	Series 2016-8, Class FA, 2.01%, 03/25/2046 (z)	6,516

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
462	Series 2016-40, Class PA, 3.00%, 07/25/2045	461
8,413	Series 2016-63, Class AF, 2.06%, 09/25/2046 (z)	8,491
1,929	Series 2016-75, Class FC, 1.96%, 10/25/2046 (z)	1,934
1,588	Series 2016-103, Class LA, 3.00%, 05/25/2044	1,579
9,805	Series 2017-4, Class AH, 3.00%, 05/25/2041	9,821
13,841	Series 2017-4, Class BA, 3.50%, 05/25/2041	14,094
20,215	Series 2017-49, Class JA, 4.00%, 07/25/2053	20,900
4,434	Series 2017-50, Class CB, 2.00%, 04/25/2041	4,332
6,434	Series 2017-50, Class FB, 1.96%, 07/25/2047 (z)	6,469
4,761	Series 2017-96, Class KA, 3.00%, 01/25/2055	4,728
1,946	Series 2017-99, Class MA, 3.50%, 05/25/2053	1,979
	GNMA
2,385	Series 2008-35, Class FH, 2.16%, 04/20/2038 (z)	2,415
2,534	Series 2014-117, Class FP, 1.86%, 06/20/2043 (z)	2,538
400	GSR Mortgage Loan Trust, Series 2004-11, Class 2A2, 3.73%, 09/25/2034 (z)	402
	Impac CMB Trust
101	Series 2004-6, Class 1A2, 2.34%, 10/25/2034 (z)	99
636	Series 2005-2, Class 2A2, 2.36%, 04/25/2035 (z)	615
370	Series 2005-4, Class 2A2, 2.32%, 05/25/2035 (z)	351
391	Series 2005-4, Class 2B1, 4.04%, 05/25/2035 (z) (bb)	373
261	Series 2005-4, Class 2M2, 2.69%, 05/25/2035 (z)	240
268	JP Morgan Mortgage Trust, Series 2005-A8, Class 2A3, 3.43%, 11/25/2035 (z)	260
320	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, 3.62%, 04/21/2034 (z)	328
147	MASTR Alternative Loan Trust, Series 2004-6, Class 8A1, 5.50%, 07/25/2034	151
68	Merrill Lynch Mortgage Investors Trust, Series 2005-1, Class 2A1, 3.23%, 04/25/2035 (z)	67

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
		United States –– continued
		Merrill Lynch Mortgage Investors Trust MLMI
120		Series 2003-A4, Class 3A, 3.88%, 05/25/2033 (z)	118
66		Series 2005-A2, Class A3, 3.42%, 02/25/2035 (z)	65
		Morgan Stanley Mortgage Loan Trust
138		Series 2004-5AR, Class 4A, 3.53%, 07/25/2034 (z)	136
371		Series 2004-7AR, Class 2A6, 3.50%, 09/25/2034 (z)	381
281		Series 2004-11AR, Class 1A2A, 1.87%, 01/25/2035 (z)	273
441		MortgageIT Trust, Series 2005-1, Class 1B1, 3.06%, 02/25/2035 (z) (bb)	423
		Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
522		Series 2005-4, Class 1A2, 1.95%, 11/25/2035 (z)	514
866		Series 2005-5, Class 1APT, 1.84%, 12/25/2035 (z)	842
		Opteum Mortgage Acceptance Corp. Trust
702		Series 2006-1, Class 1AC1, 1.86%, 04/25/2036 (z)	673
983		Series 2006-1, Class 1APT, 1.77%, 04/25/2036 (z)	933
—	(h)	Prudential Home Mortgage Securities Co., Inc. (The), Series 1988-1, Class A, 3.02%, 04/25/2018 (z)	—	(h)
		RALI Trust
835		Series 2006-QS3, Class 1A10, 6.00%, 03/25/2036	783
79		Series 2006-QS18, Class 3A1, 5.75%, 12/25/2021	75
31		Residential Asset Securitization Trust, Series 2004-A8, Class A1, 5.25%, 11/25/2034	31
		RFMSI Trust
5		Series 2003-S15, Class A1, 4.50%, 08/25/2018	5
8		Series 2003-S16, Class A2, 4.50%, 09/25/2018	8
811		Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	767
29		Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 4A3, 3.49%, 08/25/2035 (z)	29
		WaMu Mortgage Pass-Through Certificates Trust
5		Series 2003-S8, Class A2, 5.00%, 09/25/2018	5

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
31	Series 2004-CB2, Class 5A, 5.00%, 07/25/2019	31
829	Series 2005-AR3, Class A1, 3.10%, 03/25/2035 (z)	815
576	Series 2005-AR5, Class A6, 3.04%, 05/25/2035 (z)	580
441	Series 2005-AR7, Class A3, 3.26%, 08/25/2035 (z)	444
291	Series 2005-AR10, Class 1A3, 3.29%, 09/25/2035 (z)	294
386	Series 2005-AR14, Class 1A4, 3 .36%, 12/25/2035 (z)	383
1	Washington Mutual MSC Mortgage Pass-Through Certificates Trust, Series 2003-MS3, Class 2A2, 4.50%, 03/25/2018	1
	Wells Fargo Mortgage Backed Securities Trust
201	Series 2003-H, Class A1, 3.59%, 09/25/2033 (z)	205
150	Series 2004-H, Class A1, 3.35%, 06/25/2034 (z)	152
69	Series 2004-K, Class 1A2, 3.48%, 07/25/2034 (z)	70
684	Series 2004-CC, Class A1, 3.75%, 01/25/2035 (z)	697
332	Series 2004-DD, Class 1A1, 3.77%, 01/25/2035 (z)	344
111	Series 2005-AR2, Class 3A1, 3.64%, 03/25/2035 (z)	113
495	Series 2005-AR10, Class 2A1, 3.57%, 06/25/2035 (z)	507
540	Series 2005-AR14, Class A1, 3.45%, 08/25/2035 (z)	547
241	Series 2005-AR16, Class 6A3, 3.45%, 10/25/2035 (z)	242
534	Series 2006-AR6, Class 7A1, 3.65%, 03/25/2036 (z)	540
	Wells Fargo Mortgage-Backed Securities Trust
235	Series 2003-K, Class 1A1, 3.57%, 11/25/2033 (z)	238
253	Series 2003-M, Class A1, 3.72%, 12/25/2033 (z)	255
183	Series 2004-N, Class A7, 3.48%, 08/25/2034 (z)	185
209	Series 2004-Z, Class 2A2, 3.74%, 12/25/2034 (z)	213
115	Series 2004-EE, Class 2A2, 3.45%, 12/25/2034 (z)	118
970	Series 2005-AR1, Class 1A1, 3.84%, 02/25/2035 (z)	990

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Collateralized Mortgage Obligations — continued
	United States –– continued
305	Series 2005-AR2, Class 2A2, 3.53%, 03/25/2035 (z)	308
418	Series 2005-AR3, Class 1A1, 3.46%, 03/25/2035 (z)	429
52	Series 2006-AR2, Class 2A3, 3.65%, 03/25/2036 (z)	52
194	Series 2006-AR3, Class A3, 3.32%, 03/25/2036 (z)	192

	Total Collateralized Mortgage Obligations (Cost $257,555)	256,104

Commercial Mortgage-Backed Securities — 0.2%
	United States — 0.2%
	JP Morgan Chase Commercial Mortgage Securities Trust,
472	Series 2007-LD11, Class AM, 6.04%, 06/15/2049 (z)	479
303	Series 2007-LDPX, Class AM, 5.46%, 01/15/2049 (z)	304
372	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	373
1,540	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	1,218
	Morgan Stanley Capital I Trust,
886	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	887
369	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	368
1,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C31, Class C, 6.10%, 04/15/2047 (z) (bb)	1,023

	Total Commercial Mortgage-Backed Securities (Cost $4,864)	4,652

SHARES
Common Stocks — 57.6%
	Australia — 1.3%
314	Australia & New Zealand Banking Group Ltd.	7,218
334	BHP Billiton Ltd.	8,165
45	Commonwealth Bank of Australia	2,874
17	CSL Ltd.	1,983
410	Dexus	3,149
601	Goodman Group	3,921
53	Macquarie Group Ltd.	4,437

SHARES	SECURITY DESCRIPTION	VALUE
	Australia –– continued
31	National Australia Bank Ltd.	718
48	Oil Search Ltd.	294
94	Wesfarmers Ltd.	3,309
54	Westpac Banking Corp.	1,338

		37,406

	Austria — 0.1%
74	Erste Group Bank AG (a)	3,734

		—
	Belgium — 0.3%
68	Anheuser-Busch InBev SA/NV	7,737
21	KBC Group NV	2,034

		9,771

	Brazil — 0.5%
350	Ambev SA, ADR	2,405
221	Cielo SA	1,864
228	Itau Unibanco Holding SA (Preference)	3,741
189	Lojas Renner SA (a)	2,244
41	Raia Drogasil SA (a)	1,080
89	Ultrapar Participacoes SA	2,290
21	Vale SA, ADR (a)	276
168	WEG SA	1,247

		15,147

	Canada — 0.2%
17	Canadian Pacific Railway Ltd.	3,187
2	Fairfax Financial Holdings Ltd.	1,081
50	Gildan Activewear, Inc.	1,699

		5,967

	Chile — 0.1%
53	Banco Santander Chile, ADR	1,809

		—
	China — 1.3%
34	Alibaba Group Holding Ltd., ADR (a)	6,934
10	Baidu, Inc., ADR (a)	2,552
706	BOC Hong Kong Holdings Ltd.	3,601
583	CNOOC Ltd.	916
68	JD.com, Inc., ADR (a)	3,341
533	Ping An Insurance Group Co. of China Ltd., Class H	6,278
219	Tencent Holdings Ltd.	12,940
252	Tsingtao Brewery Co. Ltd., Class H	1,404

		37,966

	Denmark — 0.5%
25	Chr Hansen Holding A/S	2,164
71	Danske Bank A/S	2,901
135	Novo Nordisk A/S, Class B	7,487
21	Royal Unibrew A/S	1,256

		13,808

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Finland — 0.5%
43	Cargotec OYJ, Class B	2,487
770	Nokia OYJ	3,716
327	Outokumpu OYJ	2,807
74	UPM-Kymmene OYJ	2,491
44	Wartsila OYJ Abp	2,981

		14,482

	France — 4.1%
70	Air Liquide SA	9,480
65	Airbus SE	7,431
25	Amundi SA, Reg. S (e)	2,381
14	Atos SE	2,204
312	AXA SA	10,246
140	BNP Paribas SA	11,582
54	Capgemini SE	7,216
91	Credit Agricole SA	1,712
114	Engie SA	1,979
34	Faurecia	3,039
7	Kering	3,394
115	Orange SA	2,070
39	Pernod Ricard SA	6,176
58	Renault SA	6,343
83	Sanofi	7,310
88	Schneider Electric SE (a)	8,256
36	Sodexo SA	4,674
196	TOTAL SA	11,389
44	Vinci SA	4,710
187	Vivendi SA	5,489

		117,081

	Germany — 3.4%
16	adidas AG	3,741
26	Allianz SE (Registered)	6,673
64	BASF SE	7,547
63	Bayer AG (Registered)	8,235
69	Brenntag AG	4,447
40	Covestro AG, Reg. S (e)	4,562
95	Daimler AG (Registered)	8,690
12	Delivery Hero AG, Reg. S (a) (e)	518
36	Deutsche Boerse AG	4,565
37	Deutsche Lufthansa AG (Registered)	1,337
124	Deutsche Post AG (Registered)	5,875
251	Deutsche Telekom AG (Registered)	4,409
40	Evonik Industries AG	1,594
43	Evotec AG (a)	778

SHARES	SECURITY DESCRIPTION	VALUE
	Germany –– continued
9	Hannover Rueck SE	1,269
14	HeidelbergCement AG	1,484
39	Henkel AG & Co. KGaA (Preference)	5,487
191	Infineon Technologies AG	5,569
16	Linde AG (a)	3,903
82	SAP SE	9,304
35	Siemens AG (Registered)	5,247
9	Siltronic AG (a)	1,483
7	Wacker Chemie AG	1,480

		98,197

	Hong Kong — 1.0%
1,449	AIA Group Ltd.	12,377
221	CK Asset Holdings Ltd.	2,107
393	CK Hutchison Holdings Ltd.	5,299
64	I-CABLE Communications Ltd. (a)	2
43	Jardine Matheson Holdings Ltd.	2,748
398	Sands China Ltd.	2,365
308	Wharf Holdings Ltd. (The)	1,255
341	Wharf Real Estate Investment Co. Ltd. (a)	2,356

		28,509

	India — 0.7%
114	HDFC Bank Ltd., ADR	12,355
306	Infosys Ltd., ADR	5,513
164	Mahindra & Mahindra Ltd., Reg. S, GDR	1,967
79	Mahindra & Mahindra Ltd., Reg. S, GDR	941

		20,776

	Indonesia — 0.2%
2,681	Astra International Tbk. PT	1,701
1,052	Bank Central Asia Tbk. PT	1,786
7,348	Bank Rakyat Indonesia Persero Tbk. PT	2,031
229	Unilever Indonesia Tbk. PT	929

		6,447

	Ireland — 0.2%
38	Ryanair Holdings plc, ADR (a)	4,662

		—
	Israel — 0.1%
71	Teva Pharmaceutical Industries Ltd., ADR	1,459

		—
	Italy — 0.8%
226	Assicurazioni Generali SpA	4,478
44	Banca Generali SpA	1,649
1,213	Enel SpA	7,711
11	Ferrari NV	1,269
626	Intesa Sanpaolo SpA	2,461

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	Italy –– continued
2,776	Telecom Italia SpA (a)	2,498
155	UniCredit SpA (a)	3,411

		23,477

	Japan — 5.7%
48	Asahi Group Holdings Ltd.	2,445
115	Bridgestone Corp.	5,632
16	Central Japan Railway Co.	3,001
51	Daikin Industries Ltd.	6,166
154	DMG Mori Co. Ltd.	3,533
37	Electric Power Development Co. Ltd.	1,041
237	Hitachi Ltd.	1,891
186	Honda Motor Co. Ltd.	6,567
98	Japan Airlines Co. Ltd.	3,696
139	Japan Tobacco, Inc.	4,597
67	Kao Corp.	4,649
63	KDDI Corp.	1,596
3	Keyence Corp.	1,772
199	Kyowa Hakko Kirin Co. Ltd.	3,884
104	Kyushu Electric Power Co., Inc.	1,139
88	Mabuchi Motor Co. Ltd.	5,207
241	Marui Group Co. Ltd.	4,409
231	Mitsubishi Corp.	6,465
1,171	Mitsubishi UFJ Financial Group, Inc.	8,852
168	NGK Spark Plug Co. Ltd.	4,457
8	Nidec Corp.	1,320
5	Nintendo Co. Ltd.	2,219
97	Nippon Telegraph & Telephone Corp.	4,664
63	Nomura Research Institute Ltd.	2,904
44	Otsuka Corp.	3,679
96	Otsuka Holdings Co. Ltd.	4,265
382	Panasonic Corp.	5,675
136	Renesas Electronics Corp. (a)	1,607
176	Sekisui House Ltd.	3,228
131	Seven & i Holdings Co. Ltd.	5,422
44	Sony Corp.	2,110
206	Sumitomo Electric Industries Ltd.	3,519
142	Sumitomo Mitsui Financial Group, Inc.	6,382
204	T&D Holdings, Inc.	3,652
89	Tokio Marine Holdings, Inc.	4,203
63	Tokyo Gas Co. Ltd.	1,498
216	Tokyu Corp.	3,626
446	Toray Industries, Inc.	4,453
159	Toyota Motor Corp.	10,920
51	West Japan Railway Co.	3,844
165	Yamato Holdings Co. Ltd.	4,271

		164,460

SHARES	SECURITY DESCRIPTION	VALUE
	Luxembourg — 0.2%
121	ArcelorMittal	4,366

		—
	Malaysia — 0.0% (g)
180	Public Bank Bhd.	1,013

		—
	Mexico — 0.2%
15	Fomento Economico Mexicano SAB de CV, ADR	1,465
182	Grupo Financiero Banorte SAB de CV, Class O	1,166
595	Wal-Mart de Mexico SAB de CV	1,488

		4,119

	Netherlands — 1.8%
78	ABN AMRO Group NV, Reg. S, CVA (e)	2,645
33	AMG Advanced Metallurgical Group NV	1,770
40	ASML Holding NV	8,135
28	BE Semiconductor Industries NV	2,683
33	Heineken NV	3,716
600	ING Groep NV	11,785
94	Koninklijke Philips NV	3,827
212	Royal Dutch Shell plc, Class A	7,427
238	Royal Dutch Shell plc, Class B	8,446

		50,434

	Norway — 0.1%
163	Norsk Hydro ASA	1,185
78	Telenor ASA	1,820

		3,005

	Peru — 0.1%
9	Credicorp Ltd.	2,103

	Russia — 0.2%
52	Magnit PJSC, Reg. S, GDR	1,171
459	Sberbank of Russia PJSC	2,156
118	Sberbank of Russia PJSC, ADR	2,391
10	Sberbank of Russia PJSC, ADR	211

		5,929

	Singapore — 0.2%
288	DBS Group Holdings Ltd.	5,784

		—
	South Africa — 0.5%
53	Bid Corp. Ltd.	1,187
104	Bidvest Group Ltd. (The)	2,183
15	Capitec Bank Holdings Ltd.	1,005
466	FirstRand Ltd.	2,613
37	Mr Price Group Ltd.	888
56	MTN Group Ltd.	617

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	South Africa –– continued
122	RMB Holdings Ltd.	811
198	Sanlam Ltd.	1,472
83	Shoprite Holdings Ltd.	1,725
36	Tiger Brands Ltd.	1,397

		13,898

	South Korea — 0.3%
15	Hyundai Motor Co.	2,294
3	Samsung Electronics Co. Ltd.	5,920

		8,214

	Spain — 1.1%
890	Banco Santander SA	6,610
797	Bankia SA	4,035
998	Iberdrola SA (a)	8,120
133	Industria de Diseno Textil SA	4,766
300	Repsol SA	5,637
268	Telefonica SA	2,748

		31,916

	Sweden — 0.3%
31	Electrolux AB	1,087
360	Svenska Handelsbanken AB, Class A	5,241
170	Volvo AB, Class B	3,471

		9,799

	Switzerland — 2.9%
44	Cie Financiere Richemont SA (Registered)	4,180
197	Credit Suisse Group AG (Registered) (a)	3,804
73	Ferguson plc	5,650
2	Georg Fischer AG (Registered)	2,724
12	LafargeHolcim Ltd. (Registered) (a)	706
84	LafargeHolcim Ltd. (Registered) (a)	5,151
50	Logitech International SA (Registered)	2,086
5	Lonza Group AG (Registered) (a)	1,455
185	Nestle SA (Registered)	15,996
160	Novartis AG (Registered)	14,431
5	Partners Group Holding AG	3,766
46	Roche Holding AG	11,316
57	STMicroelectronics NV	1,353
43	Swiss Re AG	4,287
225	UBS Group AG (Registered) (a)	4,569
5	Zurich Insurance Group AG	1,803

		83,277

	Taiwan — 0.5%
312	Delta Electronics, Inc.	1,571
6	Largan Precision Co. Ltd.	823
249	President Chain Store Corp.	2,464
209	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,482

		14,340

SHARES	SECURITY DESCRIPTION	VALUE
	Thailand — 0.1%
102	Siam Cement PCL (The) (Registered)	1,601
281	Siam Commercial Bank PCL (The)	1,413

		3,014

	Turkey — 0.0% (g)
136	KOC Holding A/S	661

		—
	United Kingdom — 3.7%
288	3i Group plc	3,811
27	AstraZeneca plc	1,878
556	Aviva plc	4,057
243	Barratt Developments plc	2,021
874	BP plc	6,232
164	British American Tobacco plc	11,221
186	Burberry Group plc	4,164
20	Diageo plc	709
424	Dixons Carphone plc	1,179
78	Fiat Chrysler Automobiles NV (a)	1,892
312	GlaxoSmithKline plc	5,815
753	HSBC Holdings plc	8,037
55	InterContinental Hotels Group plc	3,665
178	International Consolidated Airlines Group SA	1,620
1,391	ITV plc	3,299
3,620	Lloyds Banking Group plc	3,577
287	Prudential plc	7,774
99	Rio Tinto Ltd.	6,086
24	Rio Tinto plc	1,314
527	Standard Chartered plc (a)	6,133
903	Taylor Wimpey plc	2,443
43	TechnipFMC plc	1,386
70	Unilever NV, CVA	4,028
3,087	Vodafone Group plc	9,840
25	Whitbread plc	1,400
177	WPP plc	3,198

		106,779

	United States — 24.4%
64	Acadia Healthcare Co., Inc. (a)	2,189
18	Adobe Systems, Inc. (a)	3,597
19	AdvanSix, Inc. (a)	737
9	Aetna, Inc.	1,734
2	Alleghany Corp. (a)	1,071
14	Allergan plc	2,581
70	Ally Financial, Inc.	2,088
9	Alphabet, Inc., Class A (a)	10,450

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
		United States –– continued
16		Alphabet, Inc., Class C (a)	19,255
10		Amazon.com, Inc. (a) (j)	14,525
41		American Electric Power Co., Inc.	2,814
80		American Homes 4 Rent, Class A	1,653
69		American International Group, Inc.	4,420
17		AmerisourceBergen Corp.	1,740
27		Amphenol Corp., Class A	2,539
28		Apache Corp.	1,243
87		Apple, Inc.	14,596
49		Applied Materials, Inc.	2,640
9		Arista Networks, Inc. (a)	2,506
21		Arrow Electronics, Inc. (a)	1,699
4		AutoZone, Inc. (a)	3,268
19		Avaya Holdings Corp. (a)	400
93		Ball Corp.	3,558
302		Bank of America Corp.	9,677
9		Becton Dickinson and Co.	2,074
—	(h)	Berkshire Hathaway, Inc., Class A (a)	12,612
56		Berry Global Group, Inc. (a)	3,292
22		Best Buy Co., Inc.	1,600
5		BlackRock, Inc.	2,530
6		Boeing Co. (The)	2,119
40		Brinker International, Inc.	1,447
113		Brixmor Property Group, Inc.	1,838
17		Broadcom Ltd.	4,289
92		Capital One Financial Corp. (j)	9,568
23		Carlisle Cos., Inc.	2,657
34		Cavium, Inc. (a)	3,015
100		CBRE Group, Inc., Class A (a)	4,563
45		CBS Corp. (Non-Voting), Class B	2,576
27		CH Robinson Worldwide, Inc.	2,512
166		Charles Schwab Corp. (The)	8,871
7		Charter Communications, Inc., Class A (a)	2,696
16		Chubb Ltd.	2,545
6		Cigna Corp. (j)	1,258
74		Cisco Systems, Inc.	3,074
51		Citigroup, Inc.	3,971
79		Citizens Financial Group, Inc.	3,608
68		Clear Channel Outdoor Holdings, Inc., Class A	329
39		CNO Financial Group, Inc.	951
25		Columbia Sportswear Co.	1,886
18		Comcast Corp., Class A	749
27		Comerica, Inc.	2,615
46		CommScope Holding Co., Inc. (a)	1,771

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
21	Concho Resources, Inc. (a)	3,301
43	ConocoPhillips	2,551
15	Constellation Brands, Inc., Class A	3,230
52	Copart, Inc. (a)	2,308
67	Corning, Inc.	2,093
73	Coty, Inc., Class A	1,441
16	CVS Health Corp.	1,295
127	Delta Air Lines, Inc.	7,194
27	DENTSPLY SIRONA, Inc.	1,622
31	Dick’s Sporting Goods, Inc.	989
93	DISH Network Corp., Class A (a)	4,347
23	Dover Corp.	2,402
25	Dr Pepper Snapple Group, Inc.	2,998
15	Duke Energy Corp.	1,204
33	Eagle Materials, Inc.	3,748
46	East West Bancorp, Inc.	3,022
15	EastGroup Properties, Inc.	1,307
10	Ecolab, Inc.	1,311
22	Edison International	1,363
34	Electronic Arts, Inc. (a)	4,264
19	Energizer Holdings, Inc.	1,093
109	Entercom Communications Corp., Class A (j)	1,206
21	EOG Resources, Inc.	2,376
33	EQT Corp.	1,779
14	Estee Lauder Cos., Inc. (The), Class A	1,918
23	Eversource Energy	1,478
75	Evolent Health, Inc., Class A (a)	1,061
30	Exact Sciences Corp. (a)	1,489
21	Exelixis, Inc. (a)	621
12	Expedia, Inc.	1,544
48	Extended Stay America, Inc.	975
67	Exxon Mobil Corp. (j)	5,826
48	Facebook, Inc., Class A (a)	9,036
13	Fastenal Co.	693
6	Federal Realty Investment Trust	721
19	Fidelity National Information Services, Inc.	1,950
63	Fifth Third Bancorp	2,086
29	First Republic Bank	2,596
42	Fiserv, Inc. (a)	5,849
35	Fortune Brands Home & Security, Inc.	2,478
37	Gap, Inc. (The)	1,221
14	Genuine Parts Co.	1,478
37	Global Payments, Inc.	4,157
54	GoDaddy, Inc., Class A (a)	2,982

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States –– continued
2	Goodman Private (a) (bb)	—
86	Graphic Packaging Holding Co.	1,397
20	Guidewire Software, Inc. (a)	1,596
49	Hartford Financial Services Group, Inc. (The)	2,882
18	HCA Healthcare, Inc. (a)	1,837
88	Hewlett Packard Enterprise Co.	1,444
39	Hilton Grand Vacations, Inc. (a)	1,769
63	Hilton Worldwide Holdings, Inc.	5,403
10	Home Depot, Inc. (The)	1,967
21	Honeywell International, Inc.	3,322
37	Hormel Foods Corp.	1,263
8	Humana, Inc.	2,261
335	Huntsman Corp.	11,566
42	Illinois Tool Works, Inc. (j)	7,327
12	Illumina, Inc. (a)	2,740
18	Intercept Pharmaceuticals, Inc. (a)	1,090
30	International Paper Co.	1,917
6	Intuitive Surgical, Inc. (a)	2,476
42	Invesco Ltd.	1,532
15	Jazz Pharmaceuticals plc (a)	2,172
13	John Bean Technologies Corp.	1,488
33	Johnson & Johnson	4,582
39	KapStone Paper and Packaging Corp.	1,339
101	Kimco Realty Corp.	1,614
118	Kinder Morgan, Inc.	2,124
8	KLA-Tencor Corp.	825
43	Kohl’s Corp.	2,770
87	Kroger Co. (The)	2,643
78	La Quinta Holdings, Inc. (a)	1,563
9	Lam Research Corp.	1,777
17	Lennox International, Inc.	3,792
72	LKQ Corp. (a)	3,018
94	Loews Corp. (j)	4,830
24	M&T Bank Corp.	4,607
42	Marathon Petroleum Corp.	2,908
9	Marsh & McLennan Cos., Inc.	726
11	Martin Marietta Materials, Inc.	2,473
46	Mastercard, Inc., Class A	7,692
64	Merck & Co., Inc.	3,806
134	Microsoft Corp.	12,708
20	Mid-America Apartment Communities, Inc.	1,944
17	Middleby Corp. (The) (a)	2,379
22	Mohawk Industries, Inc. (a)	6,211
27	Molson Coors Brewing Co., Class B	2,287

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
29	Monster Beverage Corp. (a)	1,981
40	Morgan Stanley	2,265
19	Murphy USA, Inc. (a)	1,591
22	Nasdaq, Inc.	1,782
15	Netflix, Inc. (a)	4,043
28	Nexstar Media Group, Inc., Class A	2,108
50	NextEra Energy, Inc.	7,876
1	NII Holdings, Inc. (a)	1
34	Nordstrom, Inc.	1,694
18	Northern Trust Corp.	1,899
33	Northrop Grumman Corp.	11,089
33	Norwegian Cruise Line Holdings Ltd. (a)	2,021
20	NVIDIA Corp. (j)	5,017
29	Occidental Petroleum Corp.	2,210
24	Old Dominion Freight Line, Inc.	3,455
34	Oshkosh Corp.	3,089
72	Outfront Media, Inc.	1,602
14	Palo Alto Networks, Inc. (a)	2,212
12	Parker-Hannifin Corp.	2,486
59	PayPal Holdings, Inc. (a)	5,020
41	PBF Energy, Inc., Class A	1,318
1	Penn Virginia Corp. (a)	45
16	PepsiCo, Inc.	1,979
181	Pfizer, Inc.	6,693
27	Phillips 66	2,717
31	PNC Financial Services Group, Inc. (The)	4,969
27	Post Holdings, Inc. (a)	2,015
24	PRA Health Sciences, Inc. (a)	2,228
2	Priceline Group, Inc. (The) (a) (j)	2,906
30	Procter & Gamble Co. (The)	2,575
33	Progressive Corp. (The)	1,766
9	Prudential Financial, Inc.	1,071
11	Public Storage	2,088
35	QUALCOMM, Inc.	2,360
65	Rayonier, Inc.	2,112
15	Red Hat, Inc. (a)	1,916
42	Revance Therapeutics, Inc. (a)	1,346
25	S&P Global, Inc.	4,451
7	Sage Therapeutics, Inc. (a)	1,293
33	salesforce.com, Inc. (a)	3,796
5	Sempra Energy	504
20	ServiceNow, Inc. (a)	2,989
125	Shire plc	5,861
77	Southwest Airlines Co.	4,672
20	Spark Therapeutics, Inc. (a)	1,141

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Common Stocks — continued
	United States –– continued
35	Splunk, Inc. (a)	3,267
30	Square, Inc., Class A (a)	1,407
21	Stanley Black & Decker, Inc.	3,474
53	SunTrust Banks, Inc.	3,763
38	T. Rowe Price Group, Inc.	4,221
18	Take-Two Interactive Software, Inc. (a)	2,220
28	Teladoc, Inc. (a)	1,034
5	Tesla, Inc. (a)	1,725
36	Texas Instruments, Inc.	3,959
215	TherapeuticsMD, Inc. (a)	1,265
19	Thermo Fisher Scientific, Inc.	4,190
12	Tiffany & Co.	1,297
58	Time Warner, Inc.	5,504
20	Travelers Cos., Inc. (The)	3,036
14	TreeHouse Foods, Inc. (a)	670
6	Ulta Beauty, Inc. (a)	1,350
22	United Technologies Corp.	3,050
83	UnitedHealth Group, Inc.	19,560
29	Unum Group	1,530
53	US Bancorp	3,015
25	Veeva Systems, Inc., Class A (a)	1,553
41	Verizon Communications, Inc.	2,244
18	Vertex Pharmaceuticals, Inc. (a)	2,953
65	Visa, Inc., Class A	8,016
17	Vistra Energy Corp. (a)	334
24	WABCO Holdings, Inc. (a)	3,715
29	Walgreens Boots Alliance, Inc.	2,154
49	Walmart, Inc.	5,179
106	Waste Connections, Inc.	7,637
18	Wayfair, Inc., Class A (a)	1,619
149	Wells Fargo & Co. (j)	9,812
40	WestRock Co.	2,634
29	Weyerhaeuser Co.	1,081
42	Worldpay, Inc. (a)	3,349
55	Xcel Energy, Inc.	2,503

		699,238

	Total Common Stocks (Cost $1,342,607)	1,653,047

Convertible Bonds — 0.0% (g)
	United States — 0.0% (g)
	Liberty Interactive LLC,
100	3.75%, 02/15/2030	69
55	4.00%, 11/15/2029	39

	Total Convertible Bonds (Cost $97)	108

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — 9.9%
	Argentina — 0.1%
320	Arcor SAIC, Reg. S, 6.00%, 07/06/2023	338
150	Generacion Mediterranea SA, 9.63%, 07/27/2023 (e)	166
	Pampa Energia SA,
100	Reg. S, 7.38%, 07/21/2023	108
150	Reg. S, 7.50%, 01/24/2027	163
390	Tecpetrol SA, 4.88%, 12/12/2022 (e)	383
	YPF SA,
90	6.95%, 07/21/2027 (e)	93
350	7.00%, 12/15/2047 (e)	332
866	Reg. S, 8.50%, 03/23/2021	959
300	Reg. S, 8.75%, 04/04/2024	340

		2,882

	Australia — 0.0% (g)
	FMG Resources August 2006 Pty. Ltd.,
158	4.75%, 05/15/2022 (e)	161
110	5.13%, 05/15/2024 (e)	111
420	Newcrest Finance Pty. Ltd., 5.75%, 11/15/2041 (e)	468

		740

	Azerbaijan — 0.0% (g)
700	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.95%, 03/18/2030	806

	Bahrain — 0.0% (g)
300	Batelco International Finance No. 1 Ltd., Reg. S, 4.25%, 05/01/2020	296

	Belgium — 0.1%
	Anheuser-Busch InBev Finance, Inc.,
1,220	3.65%, 02/01/2026	1,234
270	4.90%, 02/01/2046	304

		1,538

	Brazil — 0.3%
400	Banco do Brasil SA, Reg. S, 5.88%, 01/26/2022	416
530	Cemig Geracao e Transmissao SA, 9.25%, 12/05/2024 (e)	574
300	Hidrovias International Finance SARL, 5.95%, 01/24/2025 (e)	301
	JBS USA LUX SA,
998	7.25%, 06/01/2021 (e)	1,018
325	8.25%, 02/01/2020 (e)	327
630	JSL Europe SA, 7.75%, 07/26/2024 (e)	662
300	Petrobras Global Finance BV,
	Reg. S, 6.00%, 01/27/2028	303

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Brazil — continued
742	6.00%, 01/27/2028 (e)	749
200	6.13%, 01/17/2022	213
500	6.25%, 03/17/2024	532
250	7.38%, 01/17/2027	277
680	8.38%, 05/23/2021	776
340	8.75%, 05/23/2026	408
200	Suzano Austria GmbH, Reg. S, 7.00%, 03/16/2047	232
200	Votorantim Cimentos SA, Reg. S, 7.25%, 04/05/2041	221

		7,009

	Canada — 0.4%
405	1011778 BC ULC, 4.25%, 05/15/2024 (e)	398
365	Agrium, Inc., 5.25%, 01/15/2045	413
199	Athabasca Oil Corp., 9.88%, 02/24/2022 (e)	200
100	ATS Automation Tooling Systems, Inc., 6.50%, 06/15/2023 (e)	105
	Baytex Energy Corp.,
23	5.13%, 06/01/2021 (e)	22
49	5.63%, 06/01/2024 (e)	46
	Bombardier, Inc.,
134	6.00%, 10/15/2022 (e)	134
192	6.13%, 01/15/2023 (e)	194
151	7.50%, 12/01/2024 (e)	159
1,012	8.75%, 12/01/2021 (e)	1,124
	Cenovus Energy, Inc.,
492	4.25%, 04/15/2027	488
265	5.25%, 06/15/2037	276
483	5.40%, 06/15/2047	514
	Concordia International Corp.,
421	7.00%, 04/15/2023 (d) (e)	40
359	9.00%, 04/01/2022 (e)	319
387	Cott Holdings, Inc., 5.50%, 04/01/2025 (e)	394
870	Emera US Finance LP, 4.75%, 06/15/2046	915
175	Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2024 (e)	189
1,027	GW Honos Security Corp., 8.75%, 05/15/2025 (e)	1,114
120	Hudbay Minerals, Inc., 7.25%, 01/15/2023 (e)	128
117	Jupiter Resources, Inc., 8.50%, 10/01/2022 (e)	71
147	Kronos Acquisition Holdings, Inc., 9.00%, 08/15/2023 (e)	144
	Mattamy Group Corp.,
280	6.50%, 10/01/2025 (e)	295
127	6.88%, 12/15/2023 (e)	134

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada — continued
292	MEG Energy Corp., 6.38%, 01/30/2023 (e)	251
	NOVA Chemicals Corp.,
192	4.88%, 06/01/2024 (e)	193
147	5.00%, 05/01/2025 (e)	149
96	5.25%, 06/01/2027 (e)	96
	Open Text Corp.,
323	5.63%, 01/15/2023 (e)	335
50	5.88%, 06/01/2026 (e)	53
	Precision Drilling Corp.,
48	5.25%, 11/15/2024	47
44	6.50%, 12/15/2021	45
99	7.13%, 01/15/2026 (e)	103
150	Quebecor Media, Inc., 5.75%, 01/15/2023	159
325	Seven Generations Energy Ltd., 5.38%, 09/30/2025 (e)	328
	Teck Resources Ltd.,
180	5.40%, 02/01/2043	185
260	6.00%, 08/15/2040	289
565	6.13%, 10/01/2035	636
275	TransCanada PipeLines Ltd., 4.63%, 03/01/2034	303
	Videotron Ltd.,
47	5.13%, 04/15/2027 (e)	49
320	5.38%, 06/15/2024 (e)	340

		11,377

	Chile — 0.0% (g)
300	Corp. Nacional del Cobre de Chile, Reg. S, 4.50%, 09/16/2025	316
200	Empresa Electrica Angamos SA, Reg. S, 4.88%, 05/25/2029	202
200	Geopark Ltd., 6.50%, 09/21/2024 (e)	205
200	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	210

		933

	China — 0.1%
	Alibaba Group Holding Ltd.,
345	4.20%, 12/06/2047	344
275	4.40%, 12/06/2057	273
200	Bluestar Finance Holdings Ltd., Reg. S, 3.13%, 09/30/2019	199
200	China Minmetals Corp., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022 (x) (y) (aa)	195
570	Fortune Star BVI Ltd., Reg. S, 5.25%, 03/23/2022	564

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	China — continued
260	GOME Electrical Appliances Holding Ltd., Reg. S, 5.00%, 03/10/2020	259
200	Guangxi Communications Investment Group Co. Ltd., Reg. S, 3.00%, 11/04/2019	197
250	Hongkong International Qingdao Co. Ltd., Reg. S, 4.25%, 12/04/2022	247
200	Huarong Finance II Co. Ltd., Reg. S, 2.75%, 06/03/2019	198
200	Moon Wise Global Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 12.37%), 9.00%, 01/28/2019 (x) (y) (aa)	208
200	Rock International Investment, Inc., Reg. S, 6.63%, 03/27/2020	186
200	Sinopec Group Overseas Development 2015 Ltd., Reg. S, 4.10%, 04/28/2045	195
200	Three Gorges Finance I Cayman Islands Ltd., Reg. S, 3.70%, 06/10/2025	201
200	Times Property Holdings Ltd., Reg. S, 6.25%, 01/23/2020	202

		3,468

	Colombia — 0.0% (g)
150	Banco GNB Sudameris SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.56%), 6.50%, 04/03/2027 (aa) (e)	156
	Ecopetrol SA,
470	5.38%, 06/26/2026	504
200	5.88%, 09/18/2023	219

		879

	Congo, Democratic Republic of the — 0.0% (g)
240	HTA Group Ltd., Reg. S, 9.13%, 03/08/2022	256

		—
	Costa Rica — 0.0% (g)
200	Banco Nacional de Costa Rica, Reg. S, 5.88%, 04/25/2021	206

		—
	Ecuador — 0.0% (g)
	Petroamazonas EP,
450	4.63%, 11/06/2020 (e)	438
200	Reg. S, 4.63%, 02/16/2020	196

		634

	Finland — 0.0% (g)
	Nokia OYJ,
15	3.38%, 06/12/2022	15
15	4.38%, 06/12/2027	14
251	6.63%, 05/15/2039	275

		304

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	France — 0.1%
	SFR Group SA,
400	6.00%, 05/15/2022 (e)	391
450	6.25%, 05/15/2024 (e)	430
334	7.38%, 05/01/2026 (e)	329
400	Societe Generale SA, (USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (aa) (e) (x) (y)	432

		1,582

	Germany — 0.0% (g)
255	Unitymedia GmbH, 6.13%, 01/15/2025 (e)	268

		—
	Guatemala — 0.0% (g)
200	Comunicaciones Celulares SA, Reg. S, 6.88%, 02/06/2024	210

		—
	Hong Kong — 0.0% (g)
200	King Power Capital Ltd., Reg. S, 5.63%, 11/03/2024	220
410	WTT Investment Ltd., 5.50%, 11/21/2022 (e)	414

		634

	Hungary — 0.0% (g)
200	MFB Magyar Fejlesztesi Bank Zrt., Reg. S, 6.25%, 10/21/2020	216

		—
	India — 0.0% (g)
200	Greenko Dutch BV, 5.25%, 07/24/2024 (e)	200
200	IDBI Bank Ltd., Reg. S, 3.75%, 01/25/2019	201
240	JSW Steel Ltd., Reg. S, 5.25%, 04/13/2022	244
200	UPL Corp. Ltd., Reg. S, 3.25%, 10/13/2021	198

		843

	Indonesia — 0.1%
200	Listrindo Capital BV, Reg. S, 4.95%, 09/14/2026	199
	Minejesa Capital BV,
270	4.63%, 08/10/2030 (e)	273
300	5.63%, 08/10/2037 (e)	315
	Pertamina Persero PT,
200	Reg. S, 6.45%, 05/30/2044	238
200	Reg. S, 6.50%, 05/27/2041	239
200	Reg. S, 6.45%, 05/30/2044	238
200	Perusahaan Listrik Negara PT, Reg. S, 4.13%, 05/15/2027	198
230	Pratama Agung Pte. Ltd., Reg. S, 6.25%, 02/24/2020	235
220	Theta Capital Pte. Ltd., Reg. S, 7.00%, 04/11/2022	225

		2,160

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Ireland — 0.1%
	Ardagh Packaging Finance plc,
350	6.00%, 02/15/2025 (e)	361
200	7.25%, 05/15/2024 (e)	215
200	James Hardie International Finance DAC, 5.00%, 01/15/2028 (e)	202
	Park Aerospace Holdings Ltd.,
65	4.50%, 03/15/2023 (e)	62
205	5.25%, 08/15/2022 (e)	202
337	5.50%, 02/15/2024 (e)	334

		1,376

	Israel — 0.1%
	Teva Pharmaceutical Finance Netherlands III BV,
260	3.15%, 10/01/2026	216
1,405	4.10%, 10/01/2046	1,062

		1,278

	Italy — 0.0% (g)
	Telecom Italia Capital SA,
216	6.00%, 09/30/2034	241
240	6.38%, 11/15/2033	276
77	7.20%, 07/18/2036	96
37	7.72%, 06/04/2038	48
271	Wind Tre SpA, 5.00%, 01/20/2026 (e)	246

		907

	Jamaica — 0.0% (g)
	Digicel Group Ltd.,
220	Reg. S, 7.13%, 04/01/2022	207
200	Reg. S, 8.25%, 09/30/2020	198

		405

	Japan — 0.0% (g)
200	SoftBank Group Corp., 4.50%, 04/15/2020 (e)	203

	Jordan — 0.0% (g)
370	Hikma Pharmaceuticals plc, Reg. S, 4.25%, 04/10/2020	370

	Kazakhstan — 0.1%
980	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.95%, 07/10/2042	1,166
500	Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/2027 (e)	521
	KazMunayGas National Co. JSC,
200	Reg. S, 3.88%, 04/19/2022	201
400	Reg. S, 7.00%, 05/05/2020	430
200	KazMunayGas National Co. PJSC, Reg. S, 4.75%, 04/19/2027	208
350	Nostrum Oil & Gas Finance BV, 8.00%, 07/25/2022 (e)	370

		2,896

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg — 0.2%
650	Altice Financing SA, 7.50%, 05/15/2026 (e)	675
	Altice Luxembourg SA,
400	7.63%, 02/15/2025 (e)	366
200	7.75%, 05/15/2022 (e)	192
	ArcelorMittal,
28	6.00%, 03/01/2021	30
130	6.13%, 06/01/2025	148
335	6.75%, 02/25/2022	371
63	7.25%, 03/01/2041	80
268	7.50%, 10/15/2039	346
	Intelsat Jackson Holdings SA,
325	5.50%, 08/01/2023	255
382	7.25%, 10/15/2020	335
530	7.50%, 04/01/2021	451
432	8.00%, 02/15/2024 (e)	454
205	9.75%, 07/15/2025 (e)	188
265	SES GLOBAL Americas Holdings GP, 5.30%, 03/25/2044 (e)	246

		4,137

	Mauritius — 0.0% (g)
460	Liquid Telecommunications Financing plc, 8.50%, 07/13/2022 (e)	492

	Mexico — 0.3%
200	Banco Nacional de Comercio Exterior SNC, Reg. S, 4.38%, 10/14/2025	207
600	BBVA Bancomer SA, Reg. S, 4.38%, 04/10/2024	621
	Cemex SAB de CV,
300	5.70%, 01/11/2025 (e)	315
1,060	6.13%, 05/05/2025 (e)	1,128
800	7.75%, 04/16/2026 (e)	903
300	Grupo KUO SAB de CV, Reg. S, 5.75%, 07/07/2027	309
200	Mexichem SAB de CV, 5.50%, 01/15/2048 (e)	195
400	Mexico City Airport Trust, 5.50%, 07/31/2047 (e)	386
350	Nemak SAB de CV, 4.75%, 01/23/2025 (e)	353
	Petroleos Mexicanos,
690	6.50%, 03/13/2027 (e)	753
1,720	6.75%, 09/21/2047 (e)	1,798

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Mexico –– continued
100	Reg. S, (ICE LIBOR USD 3 Month + 3.65%), 5.19%, 03/11/2022 (aa)	110
1,500	Reg. S, 5.38%, 03/13/2022	1,590
400	Reg. S, 6.50%, 03/13/2027	437

		9,105

	Morocco — 0.0% (g)
200	OCP SA, Reg. S, 6.88%, 04/25/2044	235

	Netherlands — 0.1%
250	Constellium NV, 6.63%, 03/01/2025 (e)	264
400	NXP BV, 4.63%, 06/15/2022 (e)	416
400	Ziggo Bond Finance BV, 5.88%, 01/15/2025 (e)	397
180	Ziggo Secured Finance BV, 5.50%, 01/15/2027 (e)	179

		1,256

	Nigeria — 0.0% (g)
288	Fidelity Bank plc, 10.50%, 10/16/2022 (e)	303
280	IHS Netherlands Holdco BV, Reg. S, 9.50%, 10/27/2021	298

		601

	Norway — 0.0% (g)
200	DNO ASA, Reg. S, 8.75%, 06/18/2020 (e)	204

	Panama — 0.0% (g)
200	Banistmo SA, 3.65%, 09/19/2022 (e)	198

	Peru — 0.0% (g)
200	Fondo MIVIVIENDA SA, Reg. S, 3.50%, 01/31/2023	200
230	Inkia Energy Ltd., 5.88%, 11/09/2027 (e)	232
200	Nexa Resources SA, Reg. S, 5.38%, 05/04/2027	212
	Petroleos del Peru SA,
200	Reg. S, 4.75%, 06/19/2032	204
200	Reg. S, 5.63%, 06/19/2047	212
150	Union Andina de Cementos SAA, Reg. S, 5.88%, 10/30/2021	156

		1,216

	Qatar — 0.1%
890	ABQ Finance Ltd., Reg. S, 3.50%, 02/22/2022	876
495	Ras Laffan Liquefied Natural Gas Co. Ltd. II, Reg. S, 5.30%, 09/30/2020	510

		1,386

	Russia — 0.1%
200	GTLK Europe DAC, Reg. S, 5.13%, 05/31/2024	202

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Russia –– continued
		Metalloinvest Finance DAC,
	200	4.85%, 05/02/2024 (e)	202
	200	Reg. S, 4.85%, 05/02/2024	202
	370	Phosagro OAO, 3.95%, 04/24/2023 (e)	370
	200	Sberbank of Russia Via SB Capital SA, Reg. S, 6.13%, 02/07/2022	217
	300	Vnesheconombank Via VEB Finance plc, Reg. S, 6.03%, 07/05/2022	325
	200	Vnesheconombank Via VEB Finance PLC, Reg. S, 5.94%, 11/21/2023	218

			1,736

		Singapore — 0.0% (g)
	200	Medco Platinum Road Pte. Ltd., 6.75%, 01/30/2025 (e)	197
	300	Olam International Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.29%), 5.35%, 07/20/2021 (x) (y) (aa)	292

			489

		South Africa — 0.1%
		Eskom Holdings SOC Ltd.,
	350	Reg. S, 5.75%, 01/26/2021	353
	200	Reg. S, 6.75%, 08/06/2023	208
	200	Reg. S, 7.13%, 02/11/2025	211
	230	MTN Mauritius Investment Ltd., Reg. S, 6.50%, 10/13/2026	251
	730	Stillwater Mining Co., 6.13%, 06/27/2022 (e)	748

			1,771

		South Korea — 0.0% (g)
	710	Heungkuk Life Insurance Co. Ltd., Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/09/2047 (aa)	698

		Spain — 0.0% (g)
	810	Telefonica Emisiones SAU, 5.21%, 03/08/2047	914

		Trinidad and Tobago — 0.0% (g)
	650	Petroleum Co. of Trinidad & Tobago Ltd.,
		Reg. S, 9.75%, 08/14/2019	696

		Tunisia — 0.0% (g)
EUR	300	Banque Centrale de Tunisie International Bond, Reg. S, 5.63%, 02/17/2024	392
	600	Republic of Banque Centrale de Tunisie, Reg. S, 5.75%, 01/30/2025	593

			985

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	Turkey — 0.1%
520	Akbank Turk A/S, Reg. S, 5.13%, 03/31/2025	510
570	Finansbank A/S, Reg. S, 4.88%, 05/19/2022	560
383	Petkim Petrokimya Holding A/S, 5.88%, 01/26/2023 (e)	389
200	TC Ziraat Bankasi A/S, 5.13%, 09/29/2023 (e)	197
	Turkiye Is Bankasi,
200	Reg. S, 6.00%, 10/24/2022	201
300	6.13%, 04/25/2024 (e)	302
	Turkiye Sise ve Cam Fabrikalari A/S,
400	Reg. S, 4.25%, 05/09/2020	402

		2,561

	Ukraine — 0.0% (g)
750	State Savings Bank of Ukraine, Reg. S, SUB, 9.38%, 03/10/2023	817

	United Arab Emirates — 0.1%
	DAE Funding LLC,
141	4.50%, 08/01/2022 (e)	141
151	5.00%, 08/01/2024 (e)	149
590	EA Partners I BV, Reg. S, 6.88%, 09/28/2020	440
350	ICD Sukuk Co. Ltd., Reg. S, 3.51%, 05/21/2020	350
1,270	MAF Global Securities Ltd., Reg. S, (USD Swap Semi 5 Year + 5.70%), 7.13%, 10/29/2018 (x) (y) (aa)	1,297
	Shelf Drilling Holdings Ltd.,
339	8.25%, 02/15/2025 (e)	344
511	9.50%, 11/02/2020 (e)	523

		3,244

	United Kingdom — 0.3%
400	Ashtead Capital, Inc., 5.63%, 10/01/2024 (e)	423
300	Barclays plc, (USD Swap Semi 5 Year + 6.71%), 8.25%, 12/15/2018 (x) (y) (aa)	312
	BAT Capital Corp.,
335	3.56%, 08/15/2027 (e)	328
265	4.39%, 08/15/2037 (e)	273
965	4.54%, 08/15/2047 (e)	994
463	Fiat Chrysler Automobiles NV, 5.25%, 04/15/2023	490
218	Jaguar Land Rover Automotive plc, 4.50%, 10/01/2027 (e)	215
282	KCA Deutag UK Finance plc, 7.25%, 05/15/2021 (e)	281
	Noble Holding International Ltd.,
24	5.25%, 03/15/2042	16

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United Kingdom –– continued
135	6.20%, 08/01/2040	97
92	7.75%, 01/15/2024	85
108	7.88%, 02/01/2026 (e)	110
555	Reynolds American, Inc., 4.45%, 06/12/2025	581
	Royal Bank of Scotland Group plc,
1,147	6.10%, 06/10/2023	1,245
450	6.13%, 12/15/2022	488
200	(USD Swap Semi 5 Year + 5.80%), 7.50%, 08/10/2020 (x) (y) (aa)	212
200	(USD Swap Semi 5 Year + 7.60%), 8.62%, 08/15/2021 (x) (y) (aa)	223
600	Virgin Media Finance plc, 6.38%, 04/15/2023 (e)	618

		6,991

	United States — 7.0%
690	21st Century Fox America, Inc., 4.95%, 10/15/2045	802
695	Abbott Laboratories, 4.75%, 11/30/2036	774
425	AbbVie, Inc., 4.45%, 05/14/2046	452
	Acadia Healthcare Co., Inc.,
336	5.63%, 02/15/2023	340
40	6.13%, 03/15/2021	41
115	6.50%, 03/01/2024	120
219	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	240
835	ADT Corp. (The), 4.13%, 06/15/2023	827
	AECOM,
548	5.13%, 03/15/2027	549
440	5.88%, 10/15/2024	469
380	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	367
107	Airxcel, Inc., 8.50%, 02/15/2022 (e)	114
230	AK Steel Corp., 7.00%, 03/15/2027	235
	Albertsons Cos. LLC,
282	5.75%, 03/15/2025	252
1,253	6.63%, 06/15/2024	1,190
257	Alcoa Nederland Holding BV, 6.75%, 09/30/2024 (e)	279
	Aleris International, Inc.,
35	7.88%, 11/01/2020	35
120	9.50%, 04/01/2021 (e)	127
	Allergan Funding SCS,
725	4.55%, 03/15/2035	758
275	4.75%, 03/15/2045	290
	Alliance Data Systems Corp.,
323	5.38%, 08/01/2022 (e)	327
170	5.88%, 11/01/2021 (e)	175

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
352	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	350
	Ally Financial, Inc.,
421	4.13%, 02/13/2022	426
515	4.63%, 03/30/2025	530
710	5.13%, 09/30/2024	750
400	5.75%, 11/20/2025	428
253	8.00%, 11/01/2031	323
	Altice US Finance I Corp.,
465	5.38%, 07/15/2023 (e)	476
372	5.50%, 05/15/2026 (e)	380
1,255	Altria Group, Inc., 3.88%, 09/16/2046	1,216
755	Amazon.com, Inc., 4.25%, 08/22/2057 (e)	797
	AMC Entertainment Holdings, Inc.,
150	5.75%, 06/15/2025	146
123	5.88%, 11/15/2026	120
126	6.13%, 05/15/2027	123
	AMC Networks, Inc.,
203	4.75%, 08/01/2025	203
380	5.00%, 04/01/2024	385
	American Axle & Manufacturing, Inc.,
506	6.25%, 04/01/2025 (e)	529
503	6.50%, 04/01/2027 (e)	527
197	American Greetings Corp., 7.88%, 02/15/2025 (e)	209
	American International Group, Inc.,
815	3.88%, 01/15/2035	791
325	4.80%, 07/10/2045	353
68	American Woodmark Corp., 4.88%, 03/15/2026 (e) (w)	68
	AmeriGas Partners LP,
35	5.50%, 05/20/2025	36
62	5.63%, 05/20/2024	65
208	5.75%, 05/20/2027	213
127	5.88%, 08/20/2026	131
770	Amgen, Inc., 4.40%, 05/01/2045	810
164	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	167
30	Analog Devices, Inc., 4.50%, 12/05/2036	31
	Antero Resources Corp.,
511	5.13%, 12/01/2022	522
132	5.38%, 11/01/2021	135
590	Anthem, Inc., 4.38%, 12/01/2047	610
179	Aramark Services, Inc., 5.00%, 02/01/2028 (e)	182
45	Archrock Partners LP, 6.00%, 10/01/2022	46

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Arconic, Inc.,
408	5.13%, 10/01/2024	431
100	5.95%, 02/01/2037	110
	AT&T, Inc.,
945	4.35%, 06/15/2045	870
710	4.50%, 03/09/2048	669
545	5.25%, 03/01/2037	577
440	5.30%, 08/14/2058	444
561	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	—	(h)
85	Avis Budget Car Rental LLC, 5.25%, 03/15/2025 (e)	84
120	B&G Foods, Inc., 5.25%, 04/01/2025	120
700	Baker Hughes a GE Co. LLC, 4.08%, 12/15/2047 (e)	695
100	Ball Corp., 4.00%, 11/15/2023	100
	Bank of America Corp.,
844	(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028 (aa) (e)	831
1,165	(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 01/20/2028 (aa)	1,187
95	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	103
218	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	235
560	Becton Dickinson and Co., 4.67%, 06/06/2047	594
	Berry Global, Inc.,
130	4.50%, 02/15/2026 (e)	130
330	5.13%, 07/15/2023	342
40	5.50%, 05/15/2022	41
584	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	699
100	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	104
274	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	275
	Boyd Gaming Corp.,
190	6.38%, 04/01/2026	204
174	6.88%, 05/15/2023	184
720	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	710
187	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	182
65	Bristow Group, Inc., 6.25%, 10/15/2022	55
55	Buckeye Partners LP, (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	56
215	BWAY Holding Co., 5.50%, 04/15/2024 (e)	223
438	Cablevision Systems Corp., 8.00%, 04/15/2020	470

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
	CalAtlantic Group, Inc.,
107	5.25%, 06/01/2026	112
300	5.88%, 11/15/2024	327
152	Caleres, Inc., 6.25%, 08/15/2023	160
181	California Resources Corp., 8.00%, 12/15/2022 (e)	151
182	Callon Petroleum Co., 6.13%, 10/01/2024	189
	Calpine Corp.,
370	5.25%, 06/01/2026 (e)	363
4	5.38%, 01/15/2023	4
20	5.50%, 02/01/2024	19
7	5.75%, 01/15/2025	7
450	5.88%, 01/15/2024 (e)	460
22	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	22
301	Camelot Finance SA, 7.88%, 10/15/2024 (e)	321
290	Cardinal Health, Inc., 4.37%, 06/15/2047	286
285	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	294
68	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	68
122	CB Escrow Corp., 8.00%, 10/15/2025 (e)	122
175	CBS Corp., 4.60%, 01/15/2045	177
103	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	106
	CCO Holdings LLC,
402	5.00%, 02/01/2028 (e)	389
245	5.13%, 05/01/2027 (e)	239
90	5.38%, 05/01/2025 (e)	91
540	5.50%, 05/01/2026 (e)	551
644	5.75%, 02/15/2026 (e)	666
1,064	5.88%, 04/01/2024 (e)	1,112
	CDW LLC,
105	5.00%, 09/01/2023	108
360	5.50%, 12/01/2024	388
	Cedar Fair LP,
5	5.38%, 06/01/2024	5
150	5.38%, 04/15/2027 (e)	157
610	Celgene Corp., 4.35%, 11/15/2047	612
	Centene Corp.,
455	4.75%, 01/15/2025	463
195	5.63%, 02/15/2021	200
220	6.13%, 02/15/2024	234
	CenturyLink, Inc.,
110	Series S, 6.45%, 06/15/2021	112
80	Series T, 5.80%, 03/15/2022	78
18	Series W, 6.75%, 12/01/2023	18
62	Series Y, 7.50%, 04/01/2024	62

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	CF Industries, Inc.,
121	4.50%, 12/01/2026 (e)	125
260	5.15%, 03/15/2034	262
	Charter Communications Operating LLC,
1,060	6.38%, 10/23/2035	1,237
275	6.48%, 10/23/2045	323
190	Chemours Co. (The), 7.00%, 05/15/2025	208
	Cheniere Corpus Christi Holdings LLC,
65	5.13%, 06/30/2027	67
270	5.88%, 03/31/2025	291
130	7.00%, 06/30/2024	148
118	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	120
	Chesapeake Energy Corp.,
22	5.75%, 03/15/2023	21
245	8.00%, 01/15/2025 (e)	247
292	8.00%, 06/15/2027 (e)	289
210	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	203
100	Cinemark USA, Inc., 4.88%, 06/01/2023	101
474	CIT Group, Inc., 5.00%, 08/15/2022	495
190	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	191
	Citigroup, Inc.,
1,625	(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 01/10/2028 (aa)	1,659
308	4.65%, 07/30/2045	345
240	Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	261
	Claire’s Stores, Inc.,
159	6.13%, 03/15/2020 (e)	109
406	9.00%, 03/15/2019 (e)	287
	Clear Channel Worldwide Holdings, Inc.,
15	Series A, 6.50%, 11/15/2022	16
55	Series A, 7.63%, 03/15/2020	54
445	Series B, 6.50%, 11/15/2022	458
525	Series B, 7.63%, 03/15/2020	521
390	Clearwater Paper Corp., 4.50%, 02/01/2023	386
559	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	549
234	CNO Financial Group, Inc., 5.25%, 05/30/2025	241
181	CNX Resources Corp., 5.88%, 04/15/2022	186
235	Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	287
	Comcast Corp.,
270	3.40%, 07/15/2046	247
240	4.00%, 08/15/2047	242

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
	Commercial Metals Co.,
79	4.88%, 05/15/2023	81
121	5.38%, 07/15/2027	124
303	CommScope Technologies LLC, 6.00%, 06/15/2025 (e)	319
200	CommScope, Inc., 5.50%, 06/15/2024 (e)	207
	Community Health Systems, Inc.,
207	5.13%, 08/01/2021	193
375	6.25%, 03/31/2023	347
384	6.88%, 02/01/2022	274
335	7.13%, 07/15/2020	291
26	Consolidated Communications, Inc., 6.50%, 10/01/2022	23
	Continental Resources, Inc.,
108	3.80%, 06/01/2024	106
88	4.38%, 01/15/2028 (e)	88
174	4.50%, 04/15/2023	176
572	4.90%, 06/01/2044	570
95	5.00%, 09/15/2022	96
110	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	110
895	Corning, Inc., 4.38%, 11/15/2057	891
	Covanta Holding Corp.,
100	5.88%, 03/01/2024	102
60	5.88%, 07/01/2025	61
335	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	335
	Crestwood Midstream Partners LP,
116	5.75%, 04/01/2025	120
134	6.25%, 04/01/2023	139
134	Crown Americas LLC, 4.75%, 02/01/2026 (e)	135
	CSC Holdings LLC,
320	5.25%, 06/01/2024	312
200	5.38%, 02/01/2028 (e)	200
268	5.50%, 04/15/2027 (e)	271
304	6.75%, 11/15/2021	326
205	10.13%, 01/15/2023 (e)	231
157	CSI Compressco LP, 7.25%, 08/15/2022	155
80	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	85
	CURO Financial Technologies Corp.,
230	12.00%, 03/01/2022 (e)	254
821	CVR Partners LP, 9.25%, 06/15/2023 (e)	877
	CyrusOne LP,
155	5.00%, 03/15/2024	158

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
86	5.38%, 03/15/2027	90
254	Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (e)	267
	DaVita, Inc.,
313	5.13%, 07/15/2024	316
240	5.75%, 08/15/2022	247
	DCP Midstream Operating LP,
420	3.88%, 03/15/2023	420
270	6.75%, 09/15/2037 (e)	306
407	Dean Foods Co., 6.50%, 03/15/2023 (e)	403
406	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	414
	Dell International LLC,
370	5.88%, 06/15/2021 (e)	383
393	7.13%, 06/15/2024 (e)	429
585	8.35%, 07/15/2046 (e)	768
205	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	217
490	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	518
960	Discovery Communications LLC, 5.20%, 09/20/2047	983
	DISH DBS Corp.,
370	5.00%, 03/15/2023	347
83	5.88%, 07/15/2022	83
150	5.88%, 11/15/2024	142
925	6.75%, 06/01/2021	969
270	7.75%, 07/01/2026	277
399	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	424
111	Dollar Tree, Inc., 5.75%, 03/01/2023	116
460	Dominion Energy Gas Holdings LLC, 4.60%, 12/15/2044	497
	Downstream Development Authority of the Quapaw Tribe of Oklahoma,
316	10.50%, 07/01/2019 (e)	323
222	10.50%, 02/15/2023 (e)	228
	Dynegy, Inc.,
500	5.88%, 06/01/2023	511
200	8.00%, 01/15/2025 (e)	218
284	8.13%, 01/30/2026 (e)	313
	Eldorado Resorts, Inc.,
259	6.00%, 04/01/2025	271
65	7.00%, 08/01/2023	69
1,542	Embarq Corp., 8.00%, 06/01/2036	1,492
	EMC Corp.,
126	2.65%, 06/01/2020	124
385	3.38%, 06/01/2023	366

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
220	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	242
	Endo Dac,
200	5.88%, 10/15/2024 (e)	203
600	6.00%, 07/15/2023 (e)	470
250	Endo Finance LLC, 5.38%, 01/15/2023 (e)	195
	Energy Transfer Equity LP,
122	4.25%, 03/15/2023	123
115	5.50%, 06/01/2027	121
338	5.88%, 01/15/2024	366
205	Energy Transfer LP, 5.15%, 02/01/2043	200
	Ensco plc,
55	4.50%, 10/01/2024	47
309	5.20%, 03/15/2025	269
13	5.75%, 10/01/2044	9
105	7.75%, 02/01/2026	105
65	Entegris, Inc., 4.63%, 02/10/2026 (e)	65
1,225	Enterprise Products Operating LLC, 4.90%, 05/15/2046	1,367
	Envision Healthcare Corp.,
188	5.13%, 07/01/2022 (e)	187
544	5.63%, 07/15/2022	553
	EP Energy LLC,
181	8.00%, 11/29/2024 (e)	190
407	8.00%, 02/15/2025 (e)	322
343	9.38%, 05/01/2024 (e)	291
	Equinix, Inc.,
300	5.38%, 01/01/2022	312
47	5.38%, 04/01/2023	48
183	5.75%, 01/01/2025	193
176	5.88%, 01/15/2026	187
363	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	366
88	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	87
445	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	439
520	Exelon Corp., 4.45%, 04/15/2046	548
200	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	204
	First Data Corp.,
439	5.00%, 01/15/2024 (e)	450
112	5.75%, 01/15/2024 (e)	116
503	7.00%, 12/01/2023 (e)	530
235	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	260

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
170	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	202
97	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	100
	Ford Motor Co.,
1,695	4.75%, 01/15/2043	1,659
415	5.29%, 12/08/2046	435
	Freeport-McMoRan, Inc.,
630	3.88%, 03/15/2023	626
392	5.40%, 11/14/2034	409
228	5.45%, 03/15/2043	234
	Frontier Communications Corp.,
35	7.13%, 03/15/2019	35
40	8.88%, 09/15/2020	39
403	9.25%, 07/01/2021	363
153	10.50%, 09/15/2022	126
419	11.00%, 09/15/2025	328
135	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	135
161	Gartner, Inc., 5.13%, 04/01/2025 (e)	167
732	Gates Global LLC, 6.00%, 07/15/2022 (e)	748
77	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	85
1,270	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	1,311
315	General Electric Co., 4.50%, 03/11/2044	330
	General Motors Co.,
880	5.00%, 04/01/2035	912
795	5.20%, 04/01/2045	828
250	6.75%, 04/01/2046	312
	Genesis Energy LP,
337	5.63%, 06/15/2024	329
50	6.25%, 05/15/2026	50
344	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	380
	GenOn Energy, Inc.,
205	9.50%, 10/15/2018 (d)	167
715	9.88%, 10/15/2020 (d)	572
	Gilead Sciences, Inc.,
785	4.15%, 03/01/2047	813
630	4.60%, 09/01/2035	697
	Global Partners LP,
165	6.25%, 07/15/2022	168
210	7.00%, 06/15/2023 (bb)	217
225	GLP Capital LP, 5.38%, 11/01/2023	242
608	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	629

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
	Goldman Sachs Group, Inc. (The),
275	3.50%, 11/16/2026	271
695	3.85%, 01/26/2027	703
845	4.75%, 10/21/2045	949
39	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	27
	Goodyear Tire & Rubber Co. (The),
513	4.88%, 03/15/2027	512
370	5.00%, 05/31/2026	374
100	Graphic Packaging International LLC, 4.13%, 08/15/2024	101
285	Gray Television, Inc., 5.13%, 10/15/2024 (e)	286
37	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	40
	Gulfport Energy Corp.,
639	6.00%, 10/15/2024	644
88	6.38%, 05/15/2025	89
74	6.38%, 01/15/2026 (e)	74
181	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	188
520	Halliburton Co., 5.00%, 11/15/2045	596
300	Hanesbrands, Inc., 4.88%, 05/15/2026 (e)	303
372	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	345
	Harland Clarke Holdings Corp.,
200	6.88%, 03/01/2020 (e)	204
216	8.38%, 08/15/2022 (e)	225
230	Harris Corp., 5.05%, 04/27/2045	264
525	HCA Healthcare, Inc., 6.25%, 02/15/2021	560
	HCA, Inc.,
289	3.75%, 03/15/2019	292
205	4.25%, 10/15/2019	209
155	5.50%, 06/15/2047	158
747	5.88%, 05/01/2023	801
365	5.88%, 02/15/2026	382
125	6.50%, 02/15/2020	133
472	7.50%, 02/15/2022	530
150	HD Supply, Inc., 5.75%, 04/15/2024 (e)	160
335	Hecla Mining Co., 6.88%, 05/01/2021	343
800	Hess Corp., 5.80%, 04/01/2047	907
512	Hexion, Inc., 6.63%, 04/15/2020	466
125	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	124
75	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024	82
	Hilton Worldwide Finance LLC,
161	4.63%, 04/01/2025	162

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
108	4.88%, 04/01/2027	111
184	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	192
	Hologic, Inc.,
174	4.38%, 10/15/2025 (e)	174
78	4.63%, 02/01/2028 (e)	78
	Hughes Satellite Systems Corp.,
344	5.25%, 08/01/2026	347
224	6.63%, 08/01/2026	237
	Icahn Enterprises LP,
375	5.88%, 02/01/2022	382
164	6.25%, 02/01/2022 (e)	168
150	6.38%, 12/15/2025 (e)	153
114	6.75%, 02/01/2024	119
882	iHeartCommunications, Inc., 9.00%, 12/15/2019	679
	IHS Markit Ltd.,
100	4.00%, 03/01/2026 (e)	97
104	4.75%, 02/15/2025 (e)	108
1,015	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.37%, 12/21/2065 (aa) (e)	992
485	Infor Software Parent LLC, 7.13%, (cash), 05/01/2021 (e) (v)	495
404	Infor US, Inc., 6.50%, 05/15/2022	417
198	Informatica LLC, 7.13%, 07/15/2023 (e)	204
121	Ingevity Corp., 4.50%, 02/01/2026 (e)	121
400	International Game Technology plc, 6.50%, 02/15/2025 (e)	445
95	IRB Holding Corp., 6.75%, 02/15/2026 (e)	96
	Iron Mountain, Inc.,
119	4.88%, 09/15/2027 (e)	114
153	5.25%, 03/15/2028 (e)	149
309	5.75%, 08/15/2024	310
210	Itron, Inc., 5.00%, 01/15/2026 (e)	211
90	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	95
230	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	242
170	Jaguar Holding Co. II, 6.38%, 08/01/2023 (e)	176
	Jeld-Wen, Inc.,
90	4.63%, 12/15/2025 (e)	90
90	4.88%, 12/15/2027 (e)	90
111	Kaiser Aluminum Corp., 5.88%, 05/15/2024	118
394	KFC Holding Co., 4.75%, 06/01/2027 (e)	391
375	Kimco Realty Corp., 4.45%, 09/01/2047	379

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States –– continued
96	Koppers, Inc., 6.00%, 02/15/2025 (e)	101
	Kraft Heinz Foods Co.,
1,415	4.38%, 06/01/2046	1,372
300	5.00%, 06/04/2042	319
	Kroger Co. (The),
1,010	3.88%, 10/15/2046	928
155	4.65%, 01/15/2048	159
	L Brands, Inc.,
160	5.25%, 02/01/2028	158
150	6.75%, 07/01/2036	151
225	6.88%, 11/01/2035	230
	Ladder Capital Finance Holdings LLLP,
239	5.25%, 03/15/2022 (e)	244
72	5.25%, 10/01/2025 (e)	72
	Lamar Media Corp.,
64	5.00%, 05/01/2023	65
232	5.38%, 01/15/2024	239
460	Lennar Corp., 4.75%, 11/29/2027 (e)	465
	Level 3 Financing, Inc.,
248	5.13%, 05/01/2023	249
60	5.25%, 03/15/2026	59
167	5.38%, 01/15/2024	166
171	5.38%, 05/01/2025	171
257	5.63%, 02/01/2023	260
5	Levi Strauss & Co., 5.00%, 05/01/2025	5
136	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	172
	Live Nation Entertainment, Inc.,
335	4.88%, 11/01/2024 (e)	341
160	5.38%, 06/15/2022 (e)	165
87	LKQ Corp., 4.75%, 05/15/2023	89
338	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	345
	Mallinckrodt International Finance SA,
63	4.75%, 04/15/2023	52
90	5.50%, 04/15/2025 (e)	73
183	5.75%, 08/01/2022 (e)	168
255	Marathon Petroleum Corp., 4.75%, 09/15/2044	267
195	Markel Corp., 4.30%, 11/01/2047	195
745	Martin Marietta Materials, Inc., 4.25%, 12/15/2047	720
253	Martin Midstream Partners LP, 7.25%, 02/15/2021	256
140	Masco Corp., 4.50%, 05/15/2047	139
272	MasTec, Inc., 4.88%, 03/15/2023	276
31	Match Group, Inc., 5.00%, 12/15/2027 (e)	31

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
189	Mediacom Broadband LLC, 6.38%, 04/01/2023	195
95	MGM Growth Properties Operating Partnership LP, 5.63%, 05/01/2024	101
	MGM Resorts International,
296	4.63%, 09/01/2026	299
190	6.00%, 03/15/2023	205
175	7.75%, 03/15/2022	199
100	Micron Technology, Inc., 5.50%, 02/01/2025	105
35	Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020 (d) (bb)	—
	Morgan Stanley,
545	3.63%, 01/20/2027	546
1,020	4.30%, 01/27/2045	1,082
525	Mosaic Co. (The), 5.63%, 11/15/2043	570
521	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	559
155	MPLX LP, 5.20%, 03/01/2047	171
4	Murphy Oil USA, Inc., 6.00%, 08/15/2023	4
765	Mylan NV, 5.25%, 06/15/2046	824
	Nabors Industries, Inc.,
17	5.10%, 09/15/2023	17
209	5.50%, 01/15/2023	209
127	5.75%, 02/01/2025 (e)	125
233	Nationstar Mortgage LLC, 6.50%, 06/01/2022	235
256	Navistar International Corp., 6.63%, 11/01/2025 (e)	268
150	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	159
525	Neiman Marcus Group Ltd. LLC, 8.00%, 10/15/2021 (e)	335
	Netflix, Inc.,
96	4.38%, 11/15/2026	94
175	4.88%, 04/15/2028 (e)	173
115	5.75%, 03/01/2024	122
	New Albertson’s, Inc.,
51	6.63%, 06/01/2028	41
51	7.45%, 08/01/2029	45
437	8.00%, 05/01/2031	390
85	8.70%, 05/01/2030	80
250	New Home Co., Inc. (The), 7.25%, 04/01/2022	261
	Nexstar Broadcasting, Inc.,
145	5.63%, 08/01/2024 (e)	150
35	6.13%, 02/15/2022 (e)	36

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
	NextEra Energy Operating Partners LP,
46	4.25%, 09/15/2024 (e)	46
96	4.50%, 09/15/2027 (e)	95
140	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	144
325	Nielsen Co. Luxembourg SARL (The), 5.00%, 02/01/2025 (e)	328
133	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	135
483	Noble Energy, Inc., 5.05%, 11/15/2044	532
	Novelis Corp.,
354	5.88%, 09/30/2026 (e)	365
221	6.25%, 08/15/2024 (e)	231
	NRG Energy, Inc.,
131	5.75%, 01/15/2028 (e)	131
625	6.25%, 05/01/2024	653
180	NRG Yield Operating LLC, 5.00%, 09/15/2026	181
287	Nuance Communications, Inc., 5.63%, 12/15/2026	297
215	Oasis Petroleum, Inc., 6.50%, 11/01/2021	220
98	OI European Group BV, 4.00%, 03/15/2023 (e)	97
158	Olin Corp., 5.13%, 09/15/2027	164
505	ONEOK Partners LP, 6.20%, 09/15/2043	611
	Outfront Media Capital LLC,
33	5.25%, 02/15/2022	34
195	5.63%, 02/15/2024	200
55	5.88%, 03/15/2025	57
	Owens Corning,
880	4.30%, 07/15/2047	852
310	4.40%, 01/30/2048	306
	Owens-Brockway Glass Container, Inc.,
80	5.00%, 01/15/2022 (e)	84
105	5.38%, 01/15/2025 (e)	110
89	Parker Drilling Co., 6.75%, 07/15/2022	77
60	Parsley Energy LLC, 5.38%, 01/15/2025 (e)	61
140	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	144
	PBF Holding Co. LLC,
105	7.00%, 11/15/2023	110
325	7.25%, 06/15/2025	343
117	PBF Logistics LP, 6.88%, 05/15/2023	122
	Peabody Energy Corp.,
92	6.00%, 03/31/2022 (e)	95
15	6.38%, 03/31/2025 (e)	16
75	Penn Virginia Corp. Escrow, 8.50%, 05/01/2020 (d) (bb)	—	(h)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
293	Penske Automotive Group, Inc., 5.50%, 05/15/2026	300
	PetSmart, Inc.,
94	5.88%, 06/01/2025 (e)	72
74	7.13%, 03/15/2023 (e)	47
180	8.88%, 06/01/2025 (e)	114
290	Philip Morris International, Inc., 4.88%, 11/15/2043	326
970	Phillips 66, 4.88%, 11/15/2044	1,099
150	Phillips 66 Partners LP, 4.90%, 10/01/2046	158
	Pilgrim’s Pride Corp.,
47	5.75%, 03/15/2025 (e)	48
130	5.88%, 09/30/2027 (e)	130
173	Plantronics, Inc., 5.50%, 05/31/2023 (e)	179
245	Polaris Intermediate Corp., 8.50%, (cash), 12/01/2022 (e) (v)	255
300	PolyOne Corp., 5.25%, 03/15/2023	313
	Post Holdings, Inc.,
250	5.00%, 08/15/2026 (e)	244
265	5.50%, 03/01/2025 (e)	273
335	5.75%, 03/01/2027 (e)	337
52	PQ Corp., 5.75%, 12/15/2025 (e)	54
741	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	820
	QEP Resources, Inc.,
111	5.25%, 05/01/2023	113
117	5.38%, 10/01/2022	121
81	5.63%, 03/01/2026	83
118	6.88%, 03/01/2021	127
166	Qorvo, Inc., 6.75%, 12/01/2023	177
10	Quad/Graphics, Inc., 7.00%, 05/01/2022	10
	QUALCOMM, Inc.,
290	4.30%, 05/20/2047	286
265	4.80%, 05/20/2045	281
	Quicken Loans, Inc.,
248	5.25%, 01/15/2028 (e)	243
387	5.75%, 05/01/2025 (e)	394
230	Quintiles IMS, Inc., 4.88%, 05/15/2023 (e)	238
210	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	190
120	Qwest Corp., 7.25%, 09/15/2025	129
179	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	190
	Radian Group, Inc.,
163	4.50%, 10/01/2024	163
74	7.00%, 03/15/2021	81

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
	Range Resources Corp.,
9	5.00%, 08/15/2022	9
137	5.00%, 03/15/2023	137
72	RBS Global, Inc., 4.88%, 12/15/2025 (e)	73
647	Revlon Consumer Products Corp., 6.25%, 08/01/2024	416
	Reynolds Group Issuer, Inc.,
410	5.13%, 07/15/2023 (e)	422
339	5.75%, 10/15/2020	345
65	6.88%, 02/15/2021	66
	Rite Aid Corp.,
171	6.13%, 04/01/2023 (e)	159
365	6.75%, 06/15/2021	373
	Rowan Cos., Inc.,
19	4.75%, 01/15/2024	17
117	4.88%, 06/01/2022	114
48	7.38%, 06/15/2025	49
	Sabre GLBL, Inc.,
40	5.25%, 11/15/2023 (e)	40
110	5.38%, 04/15/2023 (e)	112
	Sally Holdings LLC,
75	5.50%, 11/01/2023	76
92	5.63%, 12/01/2025	91
	SBA Communications Corp.,
102	4.00%, 10/01/2022 (e)	101
228	4.88%, 07/15/2022	233
	Scientific Games International, Inc.,
167	5.00%, 10/15/2025 (e) (w)	168
380	7.00%, 01/01/2022 (e)	401
290	10.00%, 12/01/2022	317
202	Scotts Miracle-Gro Co. (The), 5.25%, 12/15/2026	209
	Sealed Air Corp.,
105	4.88%, 12/01/2022 (e)	110
410	5.13%, 12/01/2024 (e)	433
100	5.25%, 04/01/2023 (e)	106
50	5.50%, 09/15/2025 (e)	54
	SemGroup Corp.,
228	5.63%, 07/15/2022	230
65	5.63%, 11/15/2023	64
203	7.25%, 03/15/2026 (e)	210
480	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	487
285	Sempra Energy, 4.00%, 02/01/2048	281
	Sensata Technologies BV,
288	4.88%, 10/15/2023 (e)	300

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
110	5.00%, 10/01/2025 (e)	114
	Service Corp. International,
187	5.38%, 05/15/2024	196
80	8.00%, 11/15/2021	93
160	Sherwin-Williams Co. (The), 4.50%, 06/01/2047	169
	Sinclair Television Group, Inc.,
10	5.38%, 04/01/2021	10
247	5.63%, 08/01/2024 (e) (bb)	254
225	5.88%, 03/15/2026 (e)	234
	Sirius XM Radio, Inc.,
148	4.63%, 05/15/2023 (e)	150
295	5.00%, 08/01/2027 (e)	293
285	5.38%, 04/15/2025 (e)	292
35	5.38%, 07/15/2026 (e)	36
446	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	452
257	SM Energy Co., 5.00%, 01/15/2024	251
294	Solera LLC, 10.50%, 03/01/2024 (e)	330
82	Sonic Automotive, Inc., 6.13%, 03/15/2027	81
155	Sotera Health Holdings LLC, 6.50%, 05/15/2023 (e)	162
285	Sotheby’s, 4.88%, 12/15/2025 (e)	280
440	Southern Power Co., Series F, 4.95%, 12/15/2046	479
425	Southwestern Energy Co., 6.70%, 01/23/2025	432
465	Spectra Energy Partners LP, 4.50%, 03/15/2045	482
10	Speedway Motorsports, Inc., 5.13%, 02/01/2023	10
	Springleaf Finance Corp.,
366	5.63%, 03/15/2023	368
378	7.75%, 10/01/2021	417
645	Sprint Capital Corp., 8.75%, 03/15/2032	763
	Sprint Communications, Inc.,
350	7.00%, 03/01/2020 (e)	373
236	7.00%, 08/15/2020	249
278	9.00%, 11/15/2018 (e)	291
	Sprint Corp.,
559	7.13%, 06/15/2024	567
697	7.25%, 09/15/2021	741
685	7.63%, 02/15/2025	711
492	7.88%, 09/15/2023	519
	Standard Industries, Inc.,
290	4.75%, 01/15/2028 (e)	288
75	5.00%, 02/15/2027 (e)	76

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
260	6.00%, 10/15/2025 (e)	276
873	Staples, Inc., 8.50%, 09/15/2025 (e)	844
181	Station Casinos LLC, 5.00%, 10/01/2025 (e)	183
	Steel Dynamics, Inc.,
295	4.13%, 09/15/2025	292
121	5.00%, 12/15/2026	126
66	5.50%, 10/01/2024	68
5	Stone Energy Corp., 7.50%, 05/31/2022	5
	Summit Materials LLC,
50	5.13%, 06/01/2025 (e)	51
545	6.13%, 07/15/2023	563
	Summit Midstream Holdings LLC,
138	5.50%, 08/15/2022	140
159	5.75%, 04/15/2025	160
1,275	Sunoco Logistics Partners Operations LP, 5.35%, 05/15/2045 (j)	1,297
	Sunoco LP,
90	4.88%, 01/15/2023 (e)	91
91	5.50%, 02/15/2026 (e)	93
41	5.88%, 03/15/2028 (e)	42
	SUPERVALU, Inc.,
557	6.75%, 06/01/2021	549
1,019	7.75%, 11/15/2022	998
214	Symantec Corp., 5.00%, 04/15/2025 (e)	218
	Talen Energy Supply LLC,
240	6.50%, 06/01/2025	200
200	9.50%, 07/15/2022 (e)	209
	Tallgrass Energy Partners LP,
155	5.50%, 09/15/2024 (e)	159
50	5.50%, 01/15/2028 (e)	50
	Targa Resources Partners LP,
431	4.25%, 11/15/2023	426
175	5.00%, 01/15/2028 (e)	173
125	5.38%, 02/01/2027	127
650	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	606
	TEGNA, Inc.,
200	5.50%, 09/15/2024 (e)	208
205	6.38%, 10/15/2023	214
160	Teleflex, Inc., 5.25%, 06/15/2024	166
265	Tempur Sealy International, Inc., 5.63%, 10/15/2023	273
	Tenet Healthcare Corp.,
261	4.38%, 10/01/2021	261
132	4.50%, 04/01/2021	133
401	4.63%, 07/15/2024 (e)	394

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
603	5.13%, 05/01/2025 (e)	595
49	6.00%, 10/01/2020	51
18	6.75%, 02/01/2020	18
627	6.75%, 06/15/2023	618
150	7.00%, 08/01/2025 (e)	147
115	7.50%, 01/01/2022 (e)	122
285	8.13%, 04/01/2022	294
167	Tennant Co., 5.63%, 05/01/2025 (e)	174
407	Terex Corp., 5.63%, 02/01/2025 (e)	420
300	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	332
	TerraForm Power Operating LLC,
184	4.25%, 01/31/2023 (e)	182
230	5.00%, 01/31/2028 (e)	227
487	SUB, 6.63%, 06/15/2025 (e)	531
353	Tesla, Inc., 5.30%, 08/15/2025 (e)	336
1,000	Texas Company Holdings, 11.50%, 10/01/2020 (d) (bb)	9
	T-Mobile USA, Inc.,
123	4.50%, 02/01/2026	124
123	4.75%, 02/01/2028	123
862	6.00%, 04/15/2024	915
696	6.38%, 03/01/2025	740
400	6.50%, 01/15/2026	434
	Toll Brothers Finance Corp.,
185	4.35%, 02/15/2028	183
120	5.63%, 01/15/2024	130
	TransDigm, Inc.,
362	5.50%, 10/15/2020	367
421	6.00%, 07/15/2022	432
269	6.38%, 06/15/2026	276
10	6.50%, 07/15/2024	10
159	6.50%, 05/15/2025	164
285	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	300
	Transocean, Inc.,
84	5.80%, 10/15/2022	85
484	6.80%, 03/15/2038	415
328	7.50%, 01/15/2026 (e)	341
180	7.50%, 04/15/2031	172
424	9.00%, 07/15/2023 (e)	465
179	9.35%, 12/15/2041	183
99	TriMas Corp., 4.88%, 10/15/2025 (e)	99
128	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	131
86	Tronox Finance plc, 5.75%, 10/01/2025 (e)	88

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
601	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	640
207	Tyson Foods, Inc., 4.55%, 06/02/2047	222
	Ultra Resources, Inc.,
1,144	6.88%, 04/15/2022 (e)	1,144
311	7.13%, 04/15/2025 (e)	311
354	Unit Corp., 6.63%, 05/15/2021	357
	United Continental Holdings, Inc.,
167	4.25%, 10/01/2022	168
321	5.00%, 02/01/2024	324
	United Rentals North America, Inc.,
244	4.63%, 10/15/2025	248
337	4.88%, 01/15/2028	337
700	5.50%, 07/15/2025	738
220	5.50%, 05/15/2027	231
61	5.75%, 11/15/2024	64
80	5.88%, 09/15/2026	86
96	United States Steel Corp., 8.38%, 07/01/2021 (e)	104
92	Uniti Group LP, 6.00%, 04/15/2023 (e)	89
159	Univar USA, Inc., 6.75%, 07/15/2023 (e)	166
	Univision Communications, Inc.,
35	5.13%, 05/15/2023 (e)	35
567	5.13%, 02/15/2025 (e)	550
196	6.75%, 09/15/2022 (e)	203
280	US Concrete, Inc., 6.38%, 06/01/2024	301
114	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	117
	Valeant Pharmaceuticals International, Inc.,
185	5.50%, 03/01/2023 (e)	166
308	5.50%, 11/01/2025 (e)	311
813	5.88%, 05/15/2023 (e)	734
211	6.13%, 04/15/2025 (e)	189
162	6.50%, 03/15/2022 (e)	170
253	6.75%, 08/15/2021 (e)	250
353	7.00%, 03/15/2024 (e)	375
434	7.25%, 07/15/2022 (e)	430
164	7.50%, 07/15/2021 (e)	165
592	9.00%, 12/15/2025 (e)	608
77	Valvoline, Inc., 4.38%, 08/15/2025	77
190	Venator Finance SARL, 5.75%, 07/15/2025 (e)	196
	Verizon Communications, Inc.,
1,175	4.13%, 08/15/2046	1,098
650	5.01%, 04/15/2049	691
160	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	170

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
846	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	913
	Viacom, Inc.,
693	4.38%, 03/15/2043	634
305	5.85%, 09/01/2043	339
44	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	45
25	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	26
95	ViaSat, Inc., 5.63%, 09/15/2025 (e)	94
141	VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	141
235	Vulcan Materials Co., 4.50%, 06/15/2047	238
76	Wabash National Corp., 5.50%, 10/01/2025 (e)	77
95	Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)	97
	Weatherford International Ltd.,
114	4.50%, 04/15/2022	108
240	6.50%, 08/01/2036	207
61	6.75%, 09/15/2040	53
54	9.88%, 02/15/2024	59
334	WellCare Health Plans, Inc., 5.25%, 04/01/2025	349
51	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	52
	Western Digital Corp.,
352	4.75%, 02/15/2026 (w)	357
146	7.38%, 04/01/2023 (e)	159
249	10.50%, 04/01/2024	291
40	Western Gas Partners LP, 5.45%, 04/01/2044	43
535	Westlake Chemical Corp., 4.38%, 11/15/2047	547
	Whiting Petroleum Corp.,
243	5.75%, 03/15/2021	252
16	6.25%, 04/01/2023	16
146	6.63%, 01/15/2026 (e)	149
	Williams Cos., Inc. (The),
165	3.70%, 01/15/2023	164
185	5.75%, 06/24/2044	204
21	Series A, 7.50%, 01/15/2031	26
142	7.75%, 06/15/2031	179
	Windstream Services LLC,
117	6.38%, 08/01/2023 (e)	66
400	8.75%, 12/15/2024 (e)	282
	WMG Acquisition Corp.,
75	4.88%, 11/01/2024 (e)	76
55	5.00%, 08/01/2023 (e)	56
205	5.63%, 04/15/2022 (e)	211

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Corporate Bonds — continued
	United States — continued
230	6.75%, 04/15/2022 (e)	239
265	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	267
	XPO Logistics, Inc.,
195	6.13%, 09/01/2023 (e)	206
95	6.50%, 06/15/2022 (e)	99
20	Xylem, Inc., 4.38%, 11/01/2046	21
	Zayo Group LLC,
382	5.75%, 01/15/2027 (e)	388
211	6.00%, 04/01/2023	221
175	6.38%, 05/15/2025	184

		199,932

	Venezuela, Bolivarian Republic of — 0.0% (g)
	Petroleos de Venezuela SA,
450	Reg. S, 5.38%, 04/12/2027 (d)	108
50	Reg. S, 5.50%, 04/12/2037 (d)	12
320	Reg. S, 6.00%, 11/15/2026 (d)	74
113	Reg. S, 8.50%, 10/27/2020 (d)	93
110	Reg. S, 9.00%, 11/17/2021 (d)	28
100	Reg. S, 9.75%, 05/17/2035 (d)	25
100	Reg. S, 12.75%, 02/17/2022 (d)	24

		364

	Total Corporate Bonds (Cost $280,317)	284,704

Foreign Government Securities — 10.0%
	Angola — 0.1%
	Republic of Angola,
844	Reg. S, 7.00%, 08/17/2019	867
800	Reg. S, 9.50%, 11/12/2025	935

		1,802

	Argentina — 0.2%
	Provincia de Buenos Aires,
610	7.88%, 06/15/2027 (e)	648
600	Reg. S, 9.95%, 06/09/2021	674
	Provincia de Cordoba,
600	7.45%, 09/01/2024 (e)	639
300	Reg. S, 7.13%, 06/10/2021	320
350	Reg. S, 7.45%, 09/01/2024	373
150	Provincia de Mendoza Argentina, Reg. S, 8.38%, 05/19/2024	164
	Republic of Argentina,
1,900	6.88%, 04/22/2021	2,025
1,090	6.88%, 01/11/2048	1,055
692	Reg. S, 7.13%, 06/28/2117	676

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Argentina — continued
	351	8.28%, 12/31/2033	397

			6,971

		Armenia — 0.0% (g)
	200	Republic of Armenia, Reg. S, 7.15%, 03/26/2025	229

		Australia — 0.2%
		Republic of Australia,
AUD	1,450	Reg. S, 2.00%, 12/21/2021	1,155
AUD	1,250	Reg. S, 2.75%, 04/21/2024	1,017
AUD	620	Reg. S, 2.75%, 06/21/2035	473
AUD	200	Reg. S, 3.00%, 03/21/2047	149
AUD	2,234	Reg. S, 5.25%, 03/15/2019	1,869

			4,663

		Azerbaijan — 0.0% (g)
	200	Republic of Azerbaijan, Reg. S, 4.75%, 03/18/2024	208

		Bahrain — 0.0% (g)
		Kingdom of Bahrain,
	200	Reg. S, 5.88%, 01/26/2021	206
	650	Reg. S, 6.13%, 07/05/2022	675

			881

		Belarus — 0.1%
		Republic of Belarus,
	430	7.63%, 06/29/2027 (e)	499
	710	Reg. S, 6.88%, 02/28/2023	780
	950	Reg. S, 7.63%, 06/29/2027 (e)	1,103

			2,382

		Belgium — 0.2%
		Belgium Government Bond,
EUR	590	4.00%, 03/28/2022	856
EUR	540	Reg. S, 0.50%, 10/22/2024 (e)	672
EUR	1,420	Reg. S, 0.80%, 06/22/2025 (e)	1,794
EUR	970	Reg. S, 1.00%, 06/22/2031 (e)	1,180
EUR	120	Reg. S, 1.60%, 06/22/2047 (e)	145
EUR	690	Reg. S, 1.90%, 06/22/2038 (e)	922
EUR	80	Reg. S, 2.15%, 06/22/2066 (e)	105

			5,674

		Bermuda — 0.0% (g)
	200	Republic of Bermuda, Reg. S, 4.85%, 02/06/2024	215

		Brazil — 0.2%
BRL	3,000	Brazil Notas do Tesouro Nacional, 6.00%, 08/15/2022	3,045
		Federative Republic of Brazil,
	400	5.00%, 01/27/2045	369

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Foreign Government Securities — continued
		Brazil — continued
	650	6.00%, 04/07/2026	721
	200	8.25%, 01/20/2034	260

			4,395

		Canada — 0.2%
		Republic of Canada,
CAD	1,100	0.50%, 03/01/2022	842
CAD	1,520	1.50%, 03/01/2020	1,227
CAD	810	1.50%, 06/01/2023	637
CAD	630	1.50%, 06/01/2026	482
CAD	160	2.75%, 12/01/2048	141
CAD	60	2.75%, 12/01/2064	54
CAD	330	3.50%, 12/01/2045	329
CAD	360	5.00%, 06/01/2037	411

			4,123

		Colombia — 0.1%
		Republic of Colombia,
	400	3.88%, 04/25/2027	404
	200	4.50%, 01/28/2026	212
	300	5.00%, 06/15/2045	316
	500	7.38%, 09/18/2037	669

			1,601

		Costa Rica — 0.1%
	200	Instituto Costarricense de Electricidad, Reg. S, 6.38%, 05/15/2043	183
		Republic of Costa Rica,
	200	Reg. S, 4.25%, 01/26/2023	194
	200	Reg. S, 4.38%, 04/30/2025	193
	200	Reg. S, 7.00%, 04/04/2044	210
	450	Reg. S, 7.16%, 03/12/2045	480

			1,260

		Croatia — 0.0% (g)
		Republic of Croatia,
	200	Reg. S, 6.38%, 03/24/2021	219
	600	Reg. S, 6.63%, 07/14/2020	649
	200	Reg. S, 6.75%, 11/05/2019	213

			1,081

		Dominican Republic — 0.1%
		Government of Dominican Republic,
	100	Reg. S, 5.88%, 04/18/2024	107
	1,320	Reg. S, 6.88%, 01/29/2026	1,493
	720	Reg. S, 7.45%, 04/30/2044	855
	250	Reg. S, 7.50%, 05/06/2021	271

			2,726

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Ecuador — 0.1%
		Republic of Ecuador,
	620	7.88%, 01/23/2028 (e)	630
	280	8.75%, 06/02/2023 (e)	307
	1,460	8.88%, 10/23/2027 (e)	1,590
	200	Reg. S, 7.95%, 06/20/2024	211
	200	Reg. S, 8.75%, 06/02/2023	219
	400	Reg. S, 9.65%, 12/13/2026	455
	200	Reg. S, 10.75%, 03/28/2022	232

			3,644

		Egypt — 0.1%
		Republic of Egypt,
	500	Reg. S, 5.88%, 06/11/2025	515
	725	Reg. S, 7.50%, 01/31/2027	811
	1,450	Reg. S, 8.50%, 01/31/2047	1,666

			2,992

		El Salvador — 0.1%
		Republic of El Salvador,
	470	Reg. S, 5.88%, 01/30/2025	470
	300	Reg. S, 6.38%, 01/18/2027	306
	450	Reg. S, 7.38%, 12/01/2019	471
	600	Reg. S, 7.63%, 02/01/2041	658
	652	Reg. S, 7.65%, 06/15/2035	717
	250	Reg. S, 7.75%, 01/24/2023	275
	150	Reg. S, 8.25%, 04/10/2032	174

			3,071

		Ethiopia — 0.0% (g)
	200	Republic of Ethiopia, Reg. S, 6.63%, 12/11/2024	212

		France — 0.6%
		Republic of France,
EUR	2,630	Reg. S, 0.00%, 05/25/2022	3,258
EUR	1,680	Reg. S, 0.25%, 11/25/2026	1,997
EUR	300	Reg. S, 1.75%, 05/25/2066 (e)	353
EUR	620	Reg. S, 2.00%, 05/25/2048 (e)	810
EUR	3,050	Reg. S, 2.25%, 05/25/2024	4,232
EUR	2,260	Reg. S, 2.50%, 05/25/2030	3,261
EUR	1,518	Reg. S, 3.25%, 05/25/2045	2,534

			16,445

		Gabon — 0.1%
		Republic of Gabonese,
	1,260	Reg. S, 6.38%, 12/12/2024	1,276
	450	Reg. S, 6.95%, 06/16/2025	466

			1,742

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Foreign Government Securities — continued
		Ghana — 0.0% (g)
	400	Republic of Ghana, Reg. S, 8.13%,
		01/18/2026	442

		Honduras — 0.0% (g)
		Republic of Honduras,
	400	Reg. S, 7.50%, 03/15/2024	449
	200	Reg. S, 8.75%, 12/16/2020	226

			675

		Hungary — 0.1%
		Republic of Hungary,
	550	5.38%, 03/25/2024	612
	950	5.75%, 11/22/2023	1,075

			1,687

		Indonesia — 0.3%
		Republic of Indonesia,
IDR	6,500,000	6.13%, 05/15/2028	477
IDR	10,950,000	7.00%, 05/15/2022	852
IDR	4,800,000	7.00%, 05/15/2027	373
IDR	6,800,000	7.50%, 08/15/2032	530
IDR	5,850,000	7.50%, 05/15/2038	457
IDR	18,800,000	8.25%, 05/15/2036	1,562
IDR	12,225,000	9.00%, 03/15/2029	1,088
	800	Reg. S, 6.75%, 01/15/2044	1,057
	200	Reg. S, 4.13%, 01/15/2025	206
	200	Reg. S, 4.35%, 01/08/2027	209
	400	Reg. S, 5.88%, 01/15/2024	452
	200	Reg. S, 6.63%, 02/17/2037	252

			7,515

		Iraq — 0.0% (g)
		Republic of Iraq,
	250	Reg. S, 5.80%, 01/15/2028	247
	812	Reg. S, 6.75%, 03/09/2023	842

			1,089

		Italy — 1.4%
		Republic of Italy,
EUR	1,860	0.05%, 10/15/2019	2,318
EUR	6,550	0.25%, 05/15/2018	8,147
EUR	5,886	0.45%, 06/01/2021	7,346
EUR	1,230	0.65%, 11/01/2020	1,549
EUR	3,610	1.25%, 12/01/2026	4,259
EUR	2,870	1.50%, 06/01/2025	3,542
EUR	5,550	3.50%, 06/01/2018	6,979
EUR	1,140	Reg. S, 1.65%, 03/01/2032 (e)	1,288
EUR	70	Reg. S, 2.80%, 03/01/2067 (e)	78
EUR	2,502	Reg. S, 3.50%, 03/01/2030 (e)	3,477
EUR	820	Reg. S, 4.75%, 09/01/2044 (e)	1,337

			40,320

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Ivory Coast — 0.0% (g)
		Republic of Ivory Coast,
	200	Reg. S, 6.38%, 03/03/2028	213
	95	Reg. S, SUB, 5.75%, 12/31/2032	94

			307

		Jamaica — 0.1%
		Government of Jamaica,
	200	6.75%, 04/28/2028	229
	400	7.88%, 07/28/2045	497
	600	8.00%, 03/15/2039	744

			1,470

		Japan — 2.4%
		Government of Japan,
JPY	532,200	0.10%, 05/15/2018	4,878
JPY	514,350	0.10%, 01/15/2020	4,733
JPY	489,350	0.10%, 12/20/2020	4,508
JPY	1,134,950	0.10%, 12/20/2021	10,470
JPY	798,600	0.10%, 06/20/2026	7,352
JPY	354,400	0.30%, 06/20/2018	3,252
JPY	576,250	0.50%, 09/20/2024	5,459
JPY	898,800	0.60%, 09/20/2037	8,258
JPY	386,100	0.80%, 12/20/2047	3,526
JPY	378,750	1.40%, 12/20/2045	4,011
JPY	1,016,750	1.60%, 03/20/2032	11,000

			67,447

		Jordan — 0.0% (g)
		Kingdom of Jordan,
	200	7.38%, 10/10/2047 (e)	215
	579	Reg. S, 6.13%, 01/29/2026	604

			819

		Kazakhstan — 0.0% (g)
		Republic of Kazakhstan,
	200	Reg. S, 3.88%, 10/14/2024	207
	200	Reg. S, 4.88%, 10/14/2044	212
	200	Reg. S, 6.50%, 07/21/2045	254

			673

		Kenya — 0.1%
	1,300	Republic of Kenya, Reg. S, 6.88%, 06/24/2024	1,373

		Lebanon — 0.2%
		Republic of Lebanon,
	250	6.15%, 06/19/2020	251
	595	6.25%, 05/27/2022	595
	890	6.38%, 03/09/2020	899

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Foreign Government Securities — continued
		Lebanon — continued
	145	Reg. S, 5.15%, 06/12/2018	145
	460	Reg. S, 5.15%, 11/12/2018	460
	956	Reg. S, 5.45%, 11/28/2019	952
	340	Reg. S, 6.10%, 10/04/2022	340
	350	Reg. S, 6.20%, 02/26/2025	340
	1,050	Reg. S, 6.60%, 11/27/2026	1,029
	610	Reg. S, 6.65%, 11/03/2028	586
	555	Reg. S, 6.65%, 02/26/2030	525
	700	Reg. S, 8.25%, 04/12/2021	746

			6,868

		Macedonia, the Former Yugoslav Republic of — 0.0% (g)
EUR	351	Former Yugoslav Republic of Macedonia, 2.75%, 01/18/2025 (e)	441

		Malaysia — 0.0% (g)
MYR	2,600	Malaysia Government Bond, 3.49%, 03/31/2020	668

		Mexico — 0.0% (g)
		United Mexican States,
	200	4.15%, 03/28/2027	204
	200	4.60%, 01/23/2046	196
	300	5.55%, 01/21/2045	337
	100	5.75%, 10/12/2110	105

			842

		Mongolia — 0.0% (g)
		Mongolia Government Bond,
	260	5.63%, 05/01/2023 (e)	265
	430	Reg. S, 8.75%, 03/09/2024	498
	400	Reg. S, 10.88%, 04/06/2021	473

			1,236

		Namibia — 0.0% (g)
	200	Republic of Namibia, Reg. S, 5.25%, 10/29/2025	206

		Nigeria — 0.1%
		Republic of Nigeria,
	650	6.50%, 11/28/2027 (e)	676
	980	7.63%, 11/28/2047 (e)	1,046

			1,722

		Oman — 0.1%
		Oman Government Bond,
	1,270	6.75%, 01/17/2048 (e)	1,291
	300	Reg. S, 4.75%, 06/15/2026	293
	400	Reg. S, 5.38%, 03/08/2027	401
	1,400	Reg. S, 6.50%, 03/08/2047	1,396

			3,381

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Pakistan — 0.1%
		Republic of Pakistan,
	1,070	Reg. S, 7.25%, 04/15/2019	1,108
	300	Reg. S, 8.25%, 04/15/2024	332

			1,440

		Panama — 0.0% (g)
		Republic of Panama,
	200	4.50%, 05/15/2047	213
	400	6.70%, 01/26/2036	526
	200	9.38%, 04/01/2029	300

			1,039

		Paraguay — 0.0% (g)
		Republic of Paraguay,
	600	Reg. S, 6.10%, 08/11/2044	685
	200	Reg. S, 4.70%, 03/27/2027	208

			893

		Peru — 0.0% (g)
	200	Republic of Peru, 8.75%, 11/21/2033	313

		Romania — 0.0% (g)
		Republic of Romania,
	500	Reg. S, 4.38%, 08/22/2023	528
	50	Reg. S, 4.88%, 01/22/2024	54
	250	Reg. S, 6.13%, 01/22/2044	316
	100	Reg. S, 6.75%, 02/07/2022	114

			1,012

		Russia — 0.2%
		Russian Federation,
RUB	209,980	7.75%, 09/16/2026	3,905
	200	Reg. S, 4.88%, 09/16/2023	214
	400	Reg. S, 5.88%, 09/16/2043	463

			4,582

		Senegal — 0.0% (g)
	200	Republic of Senegal, Reg. S, 6.25%, 05/23/2033	210

		Serbia — 0.0% (g)
	400	Republic of Serbia, Reg. S, 4.88%, 02/25/2020	413

		South Africa — 0.1%
		Republic of South Africa,
	400	4.30%, 10/12/2028	386
	100	4.67%, 01/17/2024	103
	200	5.38%, 07/24/2044	199
	200	5.50%, 03/09/2020	209

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Foreign Government Securities — continued
		South Africa — continued
	100	5.88%, 05/30/2022	109
	200	5.88%, 09/16/2025	218
	120	6.25%, 03/08/2041	134
ZAR	20,925	8.75%, 02/28/2048	1,624
ZAR	6,526	10.50%, 12/21/2026	620

			3,602

		Spain — 1.0%
		Kingdom of Spain,
EUR	6,550	0.25%, 04/30/2018	8,145
EUR	1,390	0.40%, 04/30/2022	1,735
EUR	880	1.40%, 01/31/2020	1,128
EUR	4,380	3.75%, 10/31/2018	5,608
EUR	1,360	Reg. S, 1.45%, 10/31/2027 (e)	1,691
EUR	2,180	Reg. S, 1.50%, 04/30/2027 (e)	2,745
EUR	1,890	Reg. S, 1.60%, 04/30/2025 (e)	2,456
EUR	1,100	Reg. S, 1.95%, 07/30/2030 (e)	1,398
EUR	1,270	Reg. S, 2.90%, 10/31/2046 (e)	1,699
EUR	1,253	Reg. S, 4.00%, 04/30/2020 (e)	1,700
EUR	800	Reg. S, 4.70%, 07/30/2041 (e)	1,419

			29,724

		Sri Lanka — 0.1%
		Republic of Sri Lanka,
	1,340	Reg. S, 6.25%, 10/04/2020	1,407
	200	Reg. S, 6.83%, 07/18/2026	219
	500	Reg. S, 6.85%, 11/03/2025	548
	300	Reg. S, 6.25%, 07/27/2021	317

			2,491

		Tajikistan — 0.0% (g)
	850	Republic of Tajikistan International Bond, Reg. S, 7.13%, 09/14/2027	829

		Turkey — 0.1%
		Republic of Turkey,
TRY	1,316	2.90%, 07/07/2027	350
	860	4.88%, 04/16/2043	737
	400	6.00%, 03/25/2027	421
	200	6.00%, 01/14/2041	199
	200	6.25%, 09/26/2022	216
	600	6.63%, 02/17/2045	634
	250	7.38%, 02/05/2025	286
	100	8.00%, 02/14/2034	122

			2,965

		Ukraine — 0.2%
		Republic of Ukraine,
	300	7.38%, 09/25/2032 (e)	304

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Ukraine –– continued
	260	Reg. S, (IGDCUKR Index + 1.00% Cap), 0.00%, 05/31/2040 (aa)	177
	500	Reg. S, 7.75%, 09/01/2020	536
	2,070	Reg. S, 7.75%, 09/01/2021	2,253
	1,120	Reg. S, 7.75%, 09/01/2023	1,218
	1,200	Reg. S, 7.75%, 09/01/2024	1,301
	348	Reg. S, 7.75%, 09/01/2025	375
		Ukreximbank Via Biz Finance plc,
	500	Reg. S, 9.63%, 04/27/2022	545
	200	Reg. S, 9.75%, 01/22/2025	223

			6,932

		United Kingdom — 0.8%
		United Kingdom Gilt,
GBP	1,870	Reg. S, 0.50%, 07/22/2022	2,598
GBP	1,890	Reg. S, 0.75%, 07/22/2023	2,629
GBP	1,240	Reg. S, 1.50%, 01/22/2021	1,795
GBP	1,734	Reg. S, 1.50%, 07/22/2026	2,484
GBP	1,870	Reg. S, 1.50%, 07/22/2047	2,401
GBP	1,610	Reg. S, 1.75%, 07/22/2019	2,323
GBP	3,500	Reg. S, 1.75%, 09/07/2037	4,836
GBP	1,220	Reg. S, 1.75%, 07/22/2057	1,720
GBP	1,670	Reg. S, 4.25%, 06/07/2032	3,124

			23,910

		Uruguay — 0.1%
		Republic of Uruguay,
	300	4.38%, 10/27/2027	319
	550	5.10%, 06/18/2050	597
	450	7.88%, 01/15/2033	642

			1,558

		Venezuela, Bolivarian Republic of — 0.0% (g)
		Republic of Venezuela,
	50	9.38%, 01/13/2034 (d)	13
	70	Reg. S, 6.00%, 12/09/2020 (d)	18
	180	Reg. S, 7.65%, 04/21/2025 (d)	48
	80	Reg. S, 7.75%, 10/13/2019 (d)	21
	50	Reg. S, 9.00%, 05/07/2023 (d)	13
	150	Reg. S, 9.25%, 05/07/2028 (d)	40
	120	Reg. S, 11.75%, 10/21/2026 (d)	35
	130	Reg. S, 12.75%, 08/23/2022 (d)	37
	150	Reg. S, 8.25%, 10/13/2024 (d)	40

			265

		Vietnam — 0.0% (g)
	200	Republic of Vietnam, Reg. S, 4.80%, 11/19/2024	213

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Long Positions — continued
Foreign Government Securities — continued
	Zambia — 0.0% (g)
600	Republic of Zambia, Reg. S, 8.97%, 07/30/2027	671
	Total Foreign Government Securities (Cost $285,854)	288,560
Loan Assignments — 0.2% (cc)
	Canada — 0.0% (g)
65	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 10/21/2021 (aa)	55
75	MacDonald, Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.31%, 10/04/2024 (aa)	76
		131
	United States — 0.2%
165	Avaya, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.31%, 12/15/2024 (aa)	166
1,166	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.94%, 12/31/2021 (aa)	1,320
295	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 1 Month + 4.75%), 6.31%, 12/31/2022 (aa)	300
756	Chesapeake Energy Corp., 1st Lien Last Out, (ICE LIBOR USD 3 Month + 7.50%), 8.95%, 08/23/2021 (aa)	808
183	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	186
210	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 10/05/2023 (aa)	207
180	Cortes NP Acquisition Corporation, Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.57%, 11/30/2023 (aa)	182
84	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 04/19/2019 (aa) ^	45
457	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.81%, 04/26/2024 (aa)	460
282	Genesys Telecom Holdings, 1st Lien Term Loan B2, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 12/01/2023 (aa)	284
415	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.57%, 12/05/2023 (aa)	356
67	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.98%, 08/20/2023 (aa)	67

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
72	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.57%, 03/31/2023 (aa)	72
124	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.57%, 03/11/2022 (aa)	100
163	Quest Software Us Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 7.27%, 10/31/2022 (aa)	167
190	Revlon Consumer Products Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 09/07/2023 (aa)	149
272	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.12%, 11/01/2024 (aa)	276
59	Supervalu, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 06/08/2024 (aa)	59
99	Supervalu, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 06/08/2024 (aa)	98
343	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 04/23/2019 (aa)	342
87	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 04/23/2019 (aa)	87
100	Ultra Resources, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.41%, 04/12/2024 (aa)	100
614	Viskase Cos., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.94%, 01/30/2021 (aa)	607
		6,438
	Total Loan Assignments (Cost $6,514)	6,569

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Options contracts)

NUMBER OF CONTRACTS		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Options Purchased — 1.2%
		Call Options — 1.2%
		Japan — 0.3%
	991	TOPIX Index, 03/09/2018 at JPY 1800.00, European Style (a) Notional Amount: JPY 18,201,796 Exchange Traded	6,049
	896	TOPIX Index, 06/08/2018 at JPY 1900.00, European Style (a) Notional Amount: JPY 16,456,922 Exchange Traded	3,777

			9,826

		United States — 0.9% (g)
	82,568	iShares MSCI Emerging Markets Fund, 06/15/2018 at USD 51.50, American Style (a) Notional Amount: USD 421,345 Exchange Traded	18,578
	1,075	S&P 500 Index, 06/15/2018 at USD 2875.00, European Style (a) Notional Amount: USD 303,560 Exchange Traded	6,262

NOTIONAL AMOUNT
	7,457	Foreign Exchange PLN/USD 04/13/2018 at USD 3.53 Vanilla, European Style (a) Notional Amount: USD 7,457 Counterparty: Goldman Sachs International	22
	7,732	Foreign Exchange RUB/USD 04/20/2018 at USD 60.15 Vanilla, European Style (a) Notional Amount: USD 7,732 Counterparty: Goldman Sachs International	37

			24,899

		Total Call Options Purchased	34,725

NUMBER OF CONTRACTS
		Put Options — 0.0% (g)
		United States — 0.0% (g)
	990	Huntsman Corp., 02/16/2018 at USD 31.00, American Style (a) Notional Amount: USD 3,422 Exchange Traded	7

NOTIONAL AMOUNT
EUR	5,209	Foreign Exchange USD/EUR 04/03/2018 at EUR 1.18 Vanilla, European Style (a) Notional Amount: EUR 5,209 Counterparty: Barclays Bank plc	6

		Total Put Options Purchased	13

		Total Options Purchased (Cost $31,980)	34,738

SHARES		SECURITY DESCRIPTION	VALUE
Preferred Stocks — 0.0% (g)
		Bermuda — 0.0% (g)
—	(h)	XLIT Ltd., Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.84%, 03/05/2018 ($1,000 par value) (aa) @	79

		United States — 0.0% (g)
1		GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.20%, 02/15/2040 ($25 par value) (aa)	16
3		Goodman Private Preferred (bb)	10

			26

		Total Preferred Stocks (Cost $99)	105

Supranational — 0.0% (g)
270		African Export-Import Bank (The), Reg. S, 4.13%, 06/20/2024 (Cost $274)	272

NUMBER OF RIGHTS
Rights — 0.0% (g)
		Italy — 0.0%
145		UniCredit SpA, expiring 02/21/2018 (a)	1

		United States — 0.0%
44		Media General, Inc., CVR (a) (bb)	2
17		Vistra Energy Corp., expiring 12/31/2049 (a) (bb)	12

			14

		Total Rights (Cost $—)	15

PRINCIPAL AMOUNT
U.S. Treasury Obligations — 5.1%
		U.S. Treasury Bonds,
1,200		2.25%, 08/15/2046	1,040
10,096		3.63%, 08/15/2043	11,373
6,576		3.75%, 08/15/2041	7,531
3,600		4.25%, 05/15/2039	4,396
4,098		5.38%, 02/15/2031	5,281
2,225		6.13%, 08/15/2029	2,970
		U.S. Treasury Notes,
25,400		0.75%, 07/15/2019	24,925
23,290		1.13%, 01/31/2019 (k)	23,099
16,850		1.13%, 02/28/2021	16,248
34,100		1.25%, 10/31/2021	32,685
16,569		2.13%, 05/15/2025	15,959

		Total U.S. Treasury Obligations (Cost $146,478)	145,507

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
	Long Positions — continued
	Short-Term Investments— 7.7%
		Foreign Government Treasury Bills — 0.4%
		Canadian Treasury Bills,
CAD	4,100	1.36%, 11/15/2018 (n)	3,295
CAD	4,496	1.40%, 10/18/2018 (n)	3,619
CAD	4,200	1.43%, 12/13/2018 (n)	3,370

		Total Foreign Government Treasury Bills(Cost $9,996)	10,284

SHARES
		Investment Company — 7.3%
	209,702	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $209,702)	209,702

		Total Short-Term Investments (Cost $219,698)	219,986

		Total Investments — 102.1% (Cost $2,611,617)	2,931,343
		Liabilities in Excess of Other Assets — (2.1)%	(59,790)

		NET ASSETS — 100.0%	$2,871,553

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Short Positions — 1.2%
Common Stocks — 1.2%
	Canada — 0.2%
69	Canadian National Railway Co.	5,524

	Israel — 0.1%
17	Check Point Software Technologies Ltd. (a)	1,743

	United States — 0.9%
17	Alaska Air Group, Inc.	1,118
21	American Campus Communities, Inc.	822
25	CBS Corp. (Non-Voting), Class B	1,453
40	Cerner Corp. (a)	2,782
4	Crown Castle International Corp.	404
24	DENTSPLY SIRONA, Inc.	1,466
5	Everest Re Group Ltd.	1,185
155	General Electric Co.	2,500
69	Harley-Davidson, Inc.	3,366
23	Hawaiian Holdings, Inc.	875
57	Johnson Controls International plc	2,241
23	Kimberly-Clark Corp.	2,716
7	National Fuel Gas Co.	363
11	Ulta Beauty, Inc. (a)	2,439
6	Welltower, Inc.	357
9	Whirlpool Corp.	1,564

		25,651

	Total Securities Sold Short (Proceeds $33,368)	32,918

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Foreign Government Securities	9.7%
Collateralized Mortgage Obligations	8.7
Banks	7.4
Oil, Gas & Consumable Fuels	4.0
U.S. Treasury Notes	3.9
Insurance	3.4
Pharmaceuticals	3.3
Internet Software & Services	2.3
IT Services	2.2
Capital Markets	2.1
Chemicals	2.0
Semiconductors & Semiconductor Equipment	1.9
Media	1.8
Software	1.7
Automobiles	1.6
Machinery	1.5
Health Care Providers & Services	1.5
Beverages	1.4
Diversified Telecommunication Services	1.4
Electric Utilities	1.4
Asset-Backed Securities	1.3
Food & Staples Retailing	1.2
Call Options Purchased	1.2
Metals & Mining	1.2
Hotels, Restaurants & Leisure	1.2
U.S. Treasury Bonds	1.1
Internet & Direct Marketing Retail	1.0
Technology Hardware, Storage & Peripherals	1.0
Others (each less than 1.0%)	20.1
Short-Term Investments	7.5

INDUSTRY (SHORT)	PERCENTAGE
Road & Rail	16.8%
Automobiles	10.2
Health Care Technology	8.5
Household Products	8.3
Industrial Conglomerates	7.5
Specialty Retail	7.4
Building Products	6.8
Airlines	6.1
Software	5.3
Equity Real Estate Investment Trusts (REITs)	4.8
Household Durables	4.7
Health Care Equipment & Supplies	4.5
Media	4.4
Insurance	3.6
Gas Utilities	1.1

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 10 Year Bond	102	03/2018	AUD	10,487	(206)
EURO STOXX 50 Index	208	03/2018	EUR	9,299	113
Euro-Bobl	73	03/2018	EUR	11,823	1
Euro-BTP	10	03/2018	EUR	1,688	1
Euro-Bund	10	03/2018	EUR	1,972	— (h)
Euro-Buxl	18	03/2018	EUR	3,615	5
Euro-Schatz	31	03/2018	EUR	4,303	— (h)
Foreign Exchange EUR/USD	725	03/2018	USD	112,806	5,645
Foreign Exchange JPY/USD	537	03/2018	USD	61,681	2,113
FTSE 100 Index	59	03/2018	GBP	6,256	(64)
Russell 2000 E-Mini Index	251	03/2018	USD	19,779	591
S&P 500 E-Mini Index	876	03/2018	USD	123,770	8,040
TOPIX Index	21	03/2018	JPY	3,555	131
U.S. Treasury Long Bond	15	03/2018	USD	2,217	(33)
3 Month Eurodollar	93	12/2018	USD	22,695	(12)

					16,325

Short Contracts
EURO STOXX 50 Index	(1,347)	03/2018	EUR	(60,220)	(293)
FTSE 100 Index	(288)	03/2018	GBP	(30,538)	(485)
MSCI Europe Equity Index	(6,262)	03/2018	EUR	(170,769)	(1,351)
Short-Term Euro-BTP	(47)	03/2018	EUR	(6,608)	— (h)
TOPIX Index	(1,065)	03/2018	JPY	(180,318)	276
U.S. Treasury 10 Year Note	(11)	03/2018	USD	(1,338)	(2)
U.S. Treasury 2 Year Note	(100)	03/2018	USD	(21,322)	(3)
3 Month Eurodollar	(93)	12/2019	USD	(22,623)	20

					(1,838)

					14,487

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EGP	9,230	USD	505	Citibank, NA**	03/15/2018	15
AUD	1,636	USD	1,262	Credit Suisse International	03/19/2018	56
AUD	432	USD	339	Goldman Sachs International	03/19/2018	10
BRL	2,117	USD	642	Citibank, NA**	03/19/2018	20
BRL	279	USD	87	Goldman Sachs International**	03/19/2018	—	(h)
CAD	399	USD	310	Citibank, NA	03/19/2018	14
CAD	367	USD	287	Royal Bank of Canada	03/19/2018	12
CLP	56,311	USD	94	Citibank, NA**	03/19/2018	—	(h)
CLP	393,238	USD	649	Credit Suisse International**	03/19/2018	3
CNY	9,952	USD	1,493	Citibank, NA**	03/19/2018	83
CNY	4,279	USD	658	Goldman Sachs International**	03/19/2018	19
CZK	41,430	USD	1,926	National Australia Bank Ltd.	03/19/2018	114
CZK	5,122	USD	243	Royal Bank of Canada	03/19/2018	9
EGP	4,675	USD	263	Goldman Sachs International**	03/19/2018	—	(h)
EUR	612	USD	757	State Street Corp.	03/19/2018	5
IDR	10,208,470	USD	750	Citibank, NA**	03/19/2018	13
IDR	4,215,721	USD	314	Goldman Sachs International**	03/19/2018	1
IDR	9,788,629	USD	730	Goldman Sachs International**	03/19/2018	1
INR	120,102	USD	1,841	Goldman Sachs International**	03/19/2018	36

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
JPY	277,850	USD	2,479	National Australia Bank Ltd.	03/19/2018	73
KRW	338,199	USD	309	Goldman Sachs International**	03/19/2018	7
PLN	2,578	USD	746	Citibank, NA	03/19/2018	25
PLN	7,611	USD	2,224	Goldman Sachs International	03/19/2018	52
RUB	95,717	USD	1,663	Citibank, NA**	03/19/2018	30
RUB	119,119	USD	2,000	Goldman Sachs International**	03/19/2018	108
SGD	1,261	USD	951	Citibank, NA	03/19/2018	11
THB	20,877	USD	651	Australia & New Zealand Banking Group Ltd.	03/19/2018	16
THB	65,609	USD	2,055	Citibank, NA	03/19/2018	41
THB	14,346	USD	444	Goldman Sachs International	03/19/2018	14
TRY	9,763	USD	2,426	Citibank, NA	03/19/2018	139
TRY	2,631	USD	676	Goldman Sachs International	03/19/2018	16
TRY	5,763	USD	1,493	Royal Bank of Canada	03/19/2018	21
TRY	3,066	USD	805	State Street Corp.	03/19/2018	1
TWD	21,984	USD	747	Citibank, NA**	03/19/2018	10
TWD	22,049	USD	756	Goldman Sachs International**	03/19/2018	3
USD	1,159	ARS	21,643	Goldman Sachs International**	03/19/2018	81
USD	1,392	BRL	4,451	Citibank, NA**	03/19/2018	2
USD	789	IDR	10,563,921	Citibank, NA**	03/19/2018	—	(h)
USD	1,496	IDR	20,000,959	Goldman Sachs International**	03/19/2018	2
USD	413	KRW	439,613	Citibank, NA**	03/19/2018	2
USD	651	KRW	691,998	Goldman Sachs International**	03/19/2018	3
USD	864	PHP	43,680	Citibank, NA**	03/19/2018	16
USD	935	PHP	47,324	Goldman Sachs International**	03/19/2018	15
USD	758	PLN	2,527	Royal Bank of Canada	03/19/2018	2
ZAR	9,227	USD	759	Citibank, NA	03/19/2018	15
ZAR	3,790	USD	273	State Street Corp.	03/19/2018	45
COP	3,397,899	USD	1,192	Citibank, NA**	03/20/2018	2
COP	863,616	USD	300	Goldman Sachs International**	03/20/2018	4
MXN	11,593	USD	606	Goldman Sachs International	03/20/2018	12
CHF	2,026	EUR	1,728	Deutsche Bank AG	03/28/2018	33
CHF	1,468	EUR	1,266	Merrill Lynch International	03/28/2018	6
CHF	817	EUR	696	Royal Bank of Canada	03/28/2018	15
CHF	1,953	USD	2,021	Australia & New Zealand Banking Group Ltd.	03/28/2018	85
CHF	1,954	USD	1,996	Credit Suisse International	03/28/2018	112
CHF	436	USD	446	Deutsche Bank AG	03/28/2018	24
DKK	9,636	USD	1,576	State Street Corp.	03/28/2018	38
EUR	30	USD	36	Australia & New Zealand Banking Group Ltd.	03/28/2018	1
EUR	2	USD	2	Credit Suisse International	03/28/2018	—	(h)
EUR	2,092	USD	2,486	Standard Chartered Bank	03/28/2018	121
EUR	2,227	USD	2,738	State Street Corp.	03/28/2018	37
GBP	1,405	EUR	1,580	Australia & New Zealand Banking Group Ltd.	03/28/2018	30
GBP	1,935	EUR	2,199	Deutsche Bank AG	03/28/2018	14
GBP	30	USD	41	Australia & New Zealand Banking Group Ltd.	03/28/2018	2
GBP	30,316	USD	40,753	TD Bank Financial Group	03/28/2018	2,382
NOK	7,499	USD	897	Goldman Sachs International	03/28/2018	77
SEK	5,984	EUR	609	State Street Corp.	03/28/2018	4
SEK	7,333	USD	917	State Street Corp.	03/28/2018	17
SEK	4,466	USD	535	TD Bank Financial Group	03/28/2018	34
USD	878	EUR	705	Australia & New Zealand Banking Group Ltd.	03/28/2018	—	(h)
USD	1,389	EUR	1,115	State Street Corp.	03/28/2018	—	(h)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EGP	13,461	USD	722	Citibank, NA**	06/19/2018	25

Total unrealized appreciation						4,236

USD	10,273	CAD	12,658	Royal Bank of Canada	02/27/2018	(21)
ARS	21,643	USD	1,182	Citibank, NA**	03/19/2018	(103)
BRL	2,505	USD	791	Citibank, NA**	03/19/2018	(9)
CAD	1,580	AUD	1,636	Credit Suisse International	03/19/2018	(33)
HUF	190,989	USD	768	Royal Bank of Canada	03/19/2018	(2)
INR	21,901	USD	343	Citibank, NA**	03/19/2018	(1)
KRW	820,189	USD	774	Citibank, NA**	03/19/2018	(6)
KRW	793,413	USD	745	Goldman Sachs International**	03/19/2018	(3)
PHP	91,004	USD	1,785	Citibank, NA**	03/19/2018	(17)
RUB	249,761	USD	4,440	Citibank, NA**	03/19/2018	(22)
SGD	1,020	USD	780	Goldman Sachs International	03/19/2018	(2)
USD	338	AUD	431	Goldman Sachs International	03/19/2018	(10)
USD	621	AUD	827	National Australia Bank Ltd.	03/19/2018	(45)
USD	95	AUD	119	Royal Bank of Canada	03/19/2018	(1)
USD	1,742	BRL	5,805	Citibank, NA**	03/19/2018	(72)
USD	1,827	CAD	2,341	State Street Corp.	03/19/2018	(77)
USD	1,244	CNY	8,128	Citibank, NA**	03/19/2018	(43)
USD	280	CNY	1,824	Goldman Sachs International**	03/19/2018	(9)
USD	652	CNY	4,279	Royal Bank of Canada**	03/19/2018	(25)
USD	31	CZK	665	Citibank, NA	03/19/2018	(1)
USD	624	EUR	526	National Australia Bank Ltd.	03/19/2018	(31)
USD	106	EUR	86	Royal Bank of Canada	03/19/2018	(1)
USD	746	HUF	190,989	Citibank, NA	03/19/2018	(20)
USD	307	IDR	4,211,861	Goldman Sachs International**	03/19/2018	(7)
USD	2,474	JPY	277,850	State Street Corp.	03/19/2018	(78)
USD	761	PLN	2,601	Goldman Sachs International	03/19/2018	(17)
USD	727	RON	2,841	Citibank, NA	03/19/2018	(32)
USD	2,521	RUB	151,103	Citibank, NA**	03/19/2018	(152)
USD	741	RUB	42,199	Credit Suisse International**	03/19/2018	(5)
USD	2,085	RUB	117,915	Credit Suisse International**	03/19/2018	(1)
USD	2,023	RUB	121,596	Goldman Sachs International**	03/19/2018	(128)
USD	1,542	SGD	2,042	Credit Suisse International	03/19/2018	(17)
USD	935	SGD	1,261	Goldman Sachs International	03/19/2018	(27)
USD	747	THB	23,760	Australia & New Zealand Banking Group Ltd.	03/19/2018	(12)
USD	758	THB	23,830	Credit Suisse International	03/19/2018	(3)
USD	313	THB	10,076	Goldman Sachs International	03/19/2018	(9)
USD	678	TRY	2,631	Goldman Sachs International	03/19/2018	(13)
USD	4,303	TRY	16,900	Royal Bank of Canada	03/19/2018	(139)
USD	792	TRY	3,039	State Street Corp.	03/19/2018	(7)
USD	935	ZAR	12,901	Citibank, NA	03/19/2018	(147)
USD	935	ZAR	11,413	Goldman Sachs International	03/19/2018	(23)
USD	503	ZAR	6,486	National Australia Bank Ltd.	03/19/2018	(41)
USD	746	ZAR	9,227	State Street Corp.	03/19/2018	(28)
USD	631	MXN	12,212	Goldman Sachs International	03/20/2018	(20)
EUR	897	CHF	1,053	Goldman Sachs International	03/28/2018	(19)
EUR	742	CHF	873	State Street Corp.	03/28/2018	(17)
EUR	1,760	GBP	1,559	Merrill Lynch International	03/28/2018	(26)
EUR	1,656	GBP	1,478	TD Bank Financial Group	03/28/2018	(40)
EUR	3,379	USD	4,224	Australia & New Zealand Banking Group Ltd.	03/28/2018	(14)
GBP	3,240	EUR	3,709	Deutsche Bank AG	03/28/2018	(12)
USD	36,045	AUD	47,061	HSBC Bank, N.A.	03/28/2018	(1,871)
USD	24,483	CAD	31,363	HSBC Bank, N.A.	03/28/2018	(1,031)
USD	794	CHF	739	Goldman Sachs International	03/28/2018	(4)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,739	CHF	1,663	State Street Corp.	03/28/2018	(55)
USD	1,374	DKK	8,370	Royal Bank of Canada	03/28/2018	(27)
USD	3,606	DKK	22,433	State Street Corp.	03/28/2018	(151)
USD	11,940	EUR	9,863	Australia & New Zealand Banking Group Ltd.	03/28/2018	(348)
USD	200,221	EUR	167,378	Credit Suisse International	03/28/2018	(8,333)
USD	1,159	EUR	940	Goldman Sachs International	03/28/2018	(12)
USD	1,998	EUR	1,624	State Street Corp.	03/28/2018	(25)
USD	875	GBP	653	State Street Corp.	03/28/2018	(54)
USD	27,836	GBP	20,714	TD Bank Financial Group	03/28/2018	(1,636)
USD	69,929	JPY	7,892,262	Barclays Bank plc	03/28/2018	(2,586)
USD	954	NOK	7,499	Goldman Sachs International	03/28/2018	(21)
USD	1,132	EUR	933	Australia & New Zealand Banking Group Ltd.	04/19/2018	(31)

Total unrealized depreciation						(17,773)

Net unrealized depreciation						(13,537)

Over the Counter (“OTC”) Credit default swap contracts outstanding - buy protection(1) as of January 31, 2018:

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(2)	Notional Amount(3)	Upfront Payments (Receipts) ($)(4)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Republic of Turkey, 11.88%, 01/15/2030	1.00	Quarterly	Goldman Sachs International	12/20/2022	1.64	USD 3,300	136	(45)	91
Russian Federation, 2.25%, 03/31/2030	1.00	Quarterly	Citigroup Global Markets Inc.	12/20/2022	1.07	USD 1,960	16	(12)	4
Russian Federation, 2.25%, 03/31/2030	1.00	Quarterly	Citigroup Global Markets Inc.	12/20/2022	1.07	USD 2,040	16	(12)	4
United Mexican States, 4.15%, 03/28/2027	1.00	Quarterly	Goldman Sachs International	12/20/2022	0.97	USD 3,000	(4)	(3)	(7)

							164	(72)	92

(1)	—	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(2)	—	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(3)	—	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(4)	—	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollar, unless otherwise noted)

(Amounts in thousands)

Centrally Cleared Interest rate swap contracts outstanding as of January 31, 2018:
Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Maturity Date	Notional Amount		Value And Unrealized Appreciation (Depreciation) ($)
6 Month PRIBOR semi-annually	1.67% annually	Receive	09/05/2027	CZK	50,000	66
6 Month PRIBOR semi-annually	1.84% annually	Receive	11/21/2027	CZK	43,000	34
6 Month PRIBOR semi-annually	1.93% annually	Receive	01/24/2028	CZK	20,000	10
Brazillian CDI at maturity	9.21% at maturity	Pay	01/04/2021	BRL	12,000	50

						160

3 Month BUBOR quarterly	0.41% annually	Pay	01/16/2020	HUF	4,000,000	(18)
6 Month BUBOR semi-annually	0.47% annually	Pay	01/21/2020	HUF	3,000,000	(8)
6 Month BUBOR semi-annually	1.02% annually	Pay	01/24/2023	HUF	400,000	(3)

						(29)

						131

(a)	Value of floating rate index at January 31, 2018 was as follows:

Floating Rate Index	Value
1 Day CDI	6.89%
3 Month BUBOR	0.02%
6 Month BUBOR	0.04%
6 Month PRIBOR	0.90%

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Total Return Basket Swaps Outstanding at January 31, 2018:

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) (2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.35% to 1.50%), which is denominated in GBP based on the local currencies of the positions within the swaps.	03/29/2019	$28,845	$(294)	$(40)	$(334)

	SHARES	NOTIONAL VALUE($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions

Common Stocks
Switzerland
Glencore plc	733	4,202	85	0.0	(g)

United Kingdom
Anglo American plc	92	2,237	98	0.0	(g)
Ashtead Group plc	56	1,675	64	0.0	(g)
Barratt Developments plc	165	1,370	(142)	0.0	(g)
Bellway plc	37	1,732	(135)	0.0	(g)
Fevertree Drinks plc	44	1,532	181	0.0	(g)
Lloyds Banking Group plc	3,075	3,038	60	0.0	(g)
Man Group plc	605	1,866	40	0.0	(g)
Pearson plc	103	1,014	(49)	0.0	(g)
Persimmon plc	56	2,005	(193)	0.0	(g)
Rio Tinto plc	60	3,317	(100)	0.0	(g)
Taylor Wimpey plc	516	1,396	(128)	0.0	(g)
Tesco plc	1,164	3,461	(75)	0.0	(g)

	5,973	24,643	(379)	0.0	(g)

Total Long Positions of Total Return Basket Swaps	6,706	28,845	(294)	0.0	(g)

The following reference rates, and their values as of period-end, are used for security descriptions:	Value
GBP LIBOR	0.50%

Summary of total swap contracts outstanding as of January 31, 2018:
	Net Upfront Payments (Receipts)($)	Value($)
Assets
OTC Credit default swap contracts outstanding– buy protection	164	92

Total OTC swap contracts outstanding	164	92

OTC Total return basket swaps contracts outstanding	—	(334)

Total OTC swap contracts outstanding	—	(334)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
ARS	—	Argentine Peso
AUD	—	Australian Dollar
BRL	—	Brazilian Real
BUBOR	—	Budapest Interbank Offered Rate
CAD	—	Canadian Dollar
CDI	—	Interbank Certificate of Deposit
CHF	—	Swiss Franc
CLP	—	Chilean Peso
CNY	—	China Yuan
COP	—	Colombian Peso
CVA	—	Dutch Certification
CZK	—	Czech Republic Koruna
DKK	—	Danish Krone
EGP	—	Egyptian Pound
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
GNMA	—	Government National Mortgage Association
HUF	—	Hungarian Forint
ICE	—	Intercontinental Exchange
IDR	—	Indonesian Rupiah
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of January 31, 2018. The rate may be subject to a cap and floor.
IGDCUKR	—	IMF Ukraine GDP Constant Annual Percentage Change
INR	—	Indian Rupee
JPY	—	Japanese Yen
KRW	—	Korean Republic Won
LIBOR	—	London Interbank Offered Rate
MSCI	—	Morgan Stanley Capital International
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
NOK	—	Norwegian Krone
PHP	—	Philippine Peso
PJSC	—	Public Joint Stock Company
PLN	—	Polish Zloty
PRIBOR	—	Prague Interbank Offered Rate
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REMIC	—	Real Estate Mortgage Investment Conduit
RON	—	Romanian Leu
RUB	—	Russian Ruble

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

SEK	—	Swedish Krona
SGD	—	Singapore Dollar
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2018.
THB	—	Thai Baht
TOPIX	—	Tokyo Stock Price Index
TRY	—	Turkish Lira
TWD	—	Taiwan Dollar
USD	—	United States Dollar
ZAR	—	South African Rand
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities and cash segregated as collateral is approximately $34,303,000 and $4,000 respectively.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(n)	—	The rate shown is the effective yield as of January 31, 2018.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2018.
(y)	—	Security is an interest bearing note with preferred security characteristics.
(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
^	—	All or a portion of the security is unsettled as of January 31, 2018. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of January 31, 2018.
**	—	Non-deliverable forward.
(1)	—	Notional value represents market value as of January 31, 2018 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	—	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.

Detailed information about investment portfolios of the underlying funds can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in certified portfolio holdings filed quarterly on Form N-Q, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P.Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

A. Valuation of Investments - The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2018.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Common Stocks
Australia	$—	$37,406	$—		$37,406
Austria	—	3,734	—		3,734
Belgium	—	9,771	—		9,771
Brazil	15,147	—	—		15,147
Canada	5,967	—	—		5,967
Chile	1,809	—	—		1,809
China	12,827	25,139	—		37,966
Denmark	—	13,808	—		13,808
Finland	—	14,482	—		14,482
France	—	117,081	—		117,081
Germany	—	98,197	—		98,197
Hong Kong	—	28,509	—		28,509
India	18,809	1,967	—		20,776
Indonesia	—	6,447	—		6,447
Ireland	4,662	—	—		4,662
Israel	1,459	—	—		1,459
Italy	—	23,477	—		23,477
Japan	—	164,460	—		164,460
Luxembourg	—	4,366	—		4,366
Malaysia	—	1,013	—		1,013
Mexico	4,119	—	—		4,119
Netherlands	—	50,434	—		50,434
Norway	—	3,005	—		3,005
Peru	2,103	—	—		2,103
Russia	2,391	3,538	—		5,929
Singapore	—	5,784	—		5,784
South Africa	—	13,898	—		13,898
South Korea	—	8,214	—		8,214
Spain	139	31,777	—		31,916
Sweden	—	9,799	—		9,799
Switzerland	—	83,277	—		83,277
Taiwan	9,482	4,858	—		14,340
Thailand	—	3,014	—		3,014
Turkey	—	661	—		661
United Kingdom	—	106,779	—		106,779
United States	693,377	5,861	—	(a)	699,238

Total Common Stocks	772,291	880,756	—	(a)	1,653,047

Preferred Stocks
Bermuda	—	79	—		79
United States	16	—	10		26

Total Preferred Stocks	16	79	10		105

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Debt Securities
Asset-Backed Securities
United States	—	5,414	31,562	36,976
Collateralized Mortgage Obligations
United States	—	254,668	1,436	256,104
Commercial Mortgage-Backed Securities
United States	—	3,629	1,023	4,652
Convertible Bonds
United States	—	108	—	108
Corporate Bonds
Argentina	—	2,882	—	2,882
Australia	—	740	—	740
Azerbaijan	—	806	—	806
Bahrain	—	296	—	296
Belgium	—	1,538	—	1,538
Brazil	—	7,009	—	7,009
Canada	—	11,377	—	11,377
Chile	—	933	—	933
China	—	3,468	—	3,468
Colombia	—	879	—	879
Congo, Democratic Republic of the	—	256	—	256
Costa Rica	—	206	—	206
Ecuador	—	634	—	634
Finland	—	304	—	304
France	—	1,582	—	1,582
Germany	—	268	—	268
Guatemala	—	210	—	210
Hong Kong	—	634	—	634
Hungary	—	216	—	216
India	—	843	—	843
Indonesia	—	2,160	—	2,160
Ireland	—	1,376	—	1,376
Israel	—	1,278	—	1,278
Italy	—	907	—	907
Jamaica	—	405	—	405
Japan	—	203	—	203
Jordan	—	370	—	370
Kazakhstan	—	2,896	—	2,896
Luxembourg	—	4,137	—	4,137
Mauritius	—	492	—	492
Mexico	—	9,105	—	9,105
Morocco	—	235	—	235
Netherlands	—	1,256	—	1,256
Nigeria	—	601	—	601
Norway	—	204	—	204
Panama	—	198	—	198
Peru	—	1,216	—	1,216
Qatar	—	1,386	—	1,386
Russia	—	1,736	—	1,736
Singapore	—	489	—	489
South Africa	—	1,771	—	1,771
South Korea	—	698	—	698
Spain	—	914	—	914
Trinidad and Tobago	—	696	—	696
Tunisia	—	985	—	985
Turkey	—	2,561	—	2,561
Ukraine	—	817	—	817
United Arab Emirates	—	3,244	—	3,244
United Kingdom	—	6,991	—	6,991
United States	—	199,080	852	199,932

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Venezuela, Bolivarian Republic of	—	364	—	364

Total Corporate Bonds	—	283,852	852	284,704

Loan Assignments
Canada	—	131	—	131
United States	—	6,438	—	6,438

Total Loan Assignments	—	6,569	—	6,569

Foreign Government Securities	—	288,560	—	288,560
Supranational	—	272	—	272
U.S. Treasury Obligations	—	145,507	—	145,507
Options Purchased
Call Options Purchased	24,840	9,885	—	34,725
Put Options Purchased	7	6	—	13

Total Options Purchased	24,847	9,891		34,738

Rights
Italy	—	1	—	1
United States	—	—	14	14

Total Rights	—	1	14	15

Short-Term Investment
Foreign Government Treasury Bills	—	10,284	—	10,284
Investment Company	209,702	—	—	209,702

Total Short-Term Investment	209,702	10,284		219,986

Total Investments in Securities	$1,006,856	$1,889,590	$34,897	$2,931,343

Liabilities
Common Stocks
Canada	$(5,524)	$—	$—	$(5,524)
Israel	(1,743)	—	—	(1,743)
United States	(25,651)	—	—	(25,651)

Total Liabilities in Securities Sold Short	$(32,918)	$—	$—	$(32,918)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,236	$—	$4,236
Futures Contracts	16,416	520	—	16,936
Swaps	—	160	—	160

Total Appreciation in Other Financial Instruments	$16,416	$4,916	$—	$21,332

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(17,773)	$—	$(17,773)
Futures Contracts	(257)	(2,192)	—	(2,449)
Swaps	—	(395)	—	(395)

Total Depreciation in Other Financial Instruments	$(257)	$(20,360)	$—	$(20,617)

(a)	Value is zero

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $20,663,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

There were no significant transfers among any other levels during the period ended January 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

JPMorgan Global Allocation Fund	Balance as of October 31, 2017		Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018
Asset-Backed Securities — United States	$34,178		$12	$(11)	$25	$—	$(2,642)	$—	$—	$31,562
Collateralized Mortgage Obligations — United States	1,489		—	9	2	—	(64)	—	—	1,436
Commercial Mortgage-Backed Security — United States	1,024		—	(1)	—	—	—	—	—	1,023
Common Stock — United States	—	(a)	—	—	—	—	—	—	—	—	(a)
Corporate Bonds — United States	596		—	5	2	—	(2)	251	—	852
Foreign Government Securities	698		65	(17)	—	—	(746)	—	—	—
Preferred Stock — United States	10		—	—	—	—	—	—	—	10
Rights — United States	18		—	(4)	—	—	—	—	—	14

Total	$38,013		$77	$(19)	$29	$—	$(3,454)	$251	$—	$34,897

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Value is zero.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $24,000.

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$31,562		Discounted Cash Flow	Constant Prepayment Rate	1.00% — 20.00% (8.37%)
				Constant Default Rate	0.00% — 7.29% (3.26%)
				Yield (Discount Rate of Cash Flows)	2.94% — 13.42% (4.31%)

Asset-Backed Securities	31,562

	1,023		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(1.91%) ((1.91%))

Commercial Mortgage Backed Securities	1,023

	1,436		Discounted Cash Flow	Constant Prepayment Rate	1.00% — 14.90% (10.18%)
				Constant Default Rate	2.46% — 2.80% (2.65%)
				Yield (Discount Rate of Cash Flows)	5.08% — 5.86% (5.57%)

Collateralized Mortgage Obligation	1,436

	843		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.87% — 19.10% (7.70%)
	—	(a)	Pending Distribution	Discount for Potential Outcome	99.99% — 100.00% (99.99%)

Corporate Bonds	843

	10		Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	10

	—	(c)	Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)

Common Stock	—

	2		Pending Distribution	Expected Distribution Amount	$0.05 ($0.05)
Rights	2

Total	$34,876

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2018, the value of these investments was approximately $21,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(a)	Amount rounds to less than 500.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

The Fund’s exchange traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over the counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for OTC options.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including interest rate, credit default, and total return swaps, to manage credit, interest rate (e.g., duration, yield curve), currency, and inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Interest Rate Swaps

The Fund entered into interest rate swap contracts to manage fund exposure to interest rates or to either preserve or generate a return on a particular investment or portion of its portfolio. These are agreements between counterparties to exchange periodic interest payments based on interest rates. One cash flow stream will typically be a floating rate payment based upon a specified interest rate while the other is typically a fixed interest rate.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within the swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

The total return basket swap contracts are subject to master netting arrangements. The fund may be required to post or receive collateral for total return basket swaps.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — 96.3%
	Australia — 1.9%
93	Australia & New Zealand Banking Group Ltd.	2,135
217	Transurban Group	2,096

		4,231

	Austria — 0.8%
29	BAWAG Group AG, Reg. S (a) (e)	1,667

	Canada — 0.9%
43	TransCanada Corp.	1,959

	China — 1.7%
2,343	CNOOC Ltd.	3,683

	Czech Republic — 0.4%
206	Moneta Money Bank A/S, Reg. S (e)	857

	Denmark — 0.7%
38	Danske Bank A/S	1,550

	Finland — 2.2%
139	UPM-Kymmene OYJ	4,684

	France — 11.0%
20	Airbus SE	2,342
26	Amundi SA, Reg. S (e)	2,434
26	Cie Generale des Etablissements Michelin	4,094
42	Sanofi	3,711
24	Schneider Electric SE (a)	2,204
17	Unibail-Rodamco SE	4,344
43	Vinci SA	4,627

		23,756

	Germany — 9.4%
18	Allianz SE (Registered)	4,461
23	BASF SE	2,723
11	Continental AG	3,451
48	Daimler AG (Registered)	4,366
22	Deutsche Boerse AG	2,831
17	Siemens AG (Registered)	2,651

		20,483

	Hong Kong — 1.1%
406	Sands China Ltd.	2,415

	Italy — 1.8%
614	Enel SpA	3,903

	Japan — 13.0%
90	Bridgestone Corp.	4,393
104	Daiwa House Industry Co. Ltd.	4,123
40	Japan Airlines Co. Ltd.	1,519
72	Japan Tobacco, Inc.	2,399

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — continued
	Japan — continued
137	Mitsubishi Corp.	3,837
670	Mitsubishi UFJ Financial Group, Inc., ADR	5,106
56	Nippon Telegraph & Telephone Corp.	2,701
86	Tokio Marine Holdings, Inc.	4,080

		28,158

	Netherlands — 5.8%
21	ASML Holding NV	4,168
210	ING Groep NV	4,123
194	Koninklijke Ahold Delhaize NV	4,336

		12,627

	New Zealand — 1.1%
879	Spark New Zealand Ltd.	2,326

	Norway — 2.7%
172	DNB ASA	3,506
310	Norsk Hydro ASA	2,253

		5,759

	Russia — 3.3%
59	LUKOIL PJSC, ADR	3,874
195	Severstal PJSC, Reg. S, GDR	3,198

		7,072

	Singapore — 1.1%
121	DBS Group Holdings Ltd.	2,423

	South Korea — 1.9%
2	Samsung Electronics Co. Ltd.	4,093

	Spain — 2.9%
11	Iberdrola SA (a)	90
509	Iberdrola SA (a)	4,140
112	Repsol SA	2,104

		6,334

	Sweden — 2.2%
205	Nordea Bank AB	2,524
111	Sandvik AB	2,183

		4,707

	Switzerland — 7.8%
59	Ferguson plc	4,563
37	LafargeHolcim Ltd. (Registered) (a)	2,237
44	Novartis AG (Registered)	3,959
42	Swiss Re AG	4,118
6	Zurich Insurance Group AG	2,098

		16,975

	Taiwan — 1.3%
63	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2,861

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stock — continued
	United Kingdom — 20.3%
156	3i Group plc	2,058
60	Berkeley Group Holdings plc	3,386
79	British American Tobacco plc	5,432
86	Diageo plc	3,092
598	Direct Line Insurance Group plc	3,134
219	GlaxoSmithKline plc	4,072
99	HSBC Holdings plc, ADR	5,319
73	Prudential plc	1,989
84	Rio Tinto plc	4,653
219	RSA Insurance Group plc	1,931
181	Sage Group plc (The)	1,927
56	Unilever NV , CVA	3,219
1,154	Vodafone Group plc	3,679

		43,891

	United States — 1.0%
31	Carnival plc	2,177

	Total Common Stocks (Cost $168,931)	208,591

Short-Term Investment — 3.3%
	Investment Company — 3.3%
7,203	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $7,203)	7,203

	Total Investments — 99.6% (Cost $176,134)	215,794
	Other Assets in Excess of Liabilities — 0.4%	902

	NET ASSETS — 100.0%	$216,696

Percentages indicated are based on net assets.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.5%
Insurance	10.1
Auto Components	5.5
Pharmaceuticals	5.5
Oil, Gas & Consumable Fuels	5.4
Metals & Mining	4.7
Trading Companies & Distributors	3.9
Electric Utilities	3.8
Tobacco	3.6
Capital Markets	3.4
Semiconductors & Semiconductor Equipment	3.3
Diversified Telecommunication Services	2.3
Paper & Forest Products	2.2
Construction & Engineering	2.2
Hotels, Restaurants & Leisure	2.1
Automobiles	2.0
Equity Real Estate Investment Trusts (REITs)	2.0
Food & Staples Retailing	2.0
Real Estate Management & Development	1.9
Technology Hardware, Storage & Peripherals	1.9
Wireless Telecommunication Services	1.7
Household Durables	1.6
Personal Products	1.5
Beverages	1.4
Chemicals	1.3
Industrial Conglomerates	1.2
Aerospace & Defense	1.1
Construction Materials	1.0
Electrical Equipment	1.0
Machinery	1.0
Transportation Infrastructure	1.0
Others (each less than 1.0%)	1.6
Short-Term Investment	3.3

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
GDR	—	Global Depositary Receipt
PJSC	—	Public Joint-Stock Company
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2018.

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

JPMorgan International Equity Income Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$4,231	$—	$4,231
Austria	—	1,667	—	1,667
Canada	1,959	—	—	1,959
China	—	3,683	—	3,683
Czech Republic	—	857	—	857
Denmark	—	1,550	—	1,550
Finland	—	4,684	—	4,684
France	—	23,756	—	23,756
Germany	—	20,483	—	20,483
Hong Kong	—	2,415	—	2,415
Italy	—	3,903	—	3,903
Japan	5,106	23,052	—	28,158
Netherlands	—	12,627	—	12,627
New Zealand	—	2,326	—	2,326
Norway	—	5,759	—	5,759
Russia	—	7,072	—	7,072
Singapore	—	2,423	—	2,423
South Korea	—	4,093	—	4,093
Spain	90	6,244	—	6,334
Sweden	—	4,707	—	4,707
Switzerland	—	16,975	—	16,975
Taiwan	2,861	—	—	2,861
United Kingdom	5,319	38,572	—	43,891
United States	—	2,177	—	2,177

Total Common Stocks	15,335	193,256	—	208,591

Short-Term Investment
Investment Company	7,203	—	—	7,203

Total Investments in Securities	$22,538	$193,256	$—	$215,794

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $9,870,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.3%
	Argentina — 0.0% (g)
3	MercadoLibre, Inc.	1,305

	Australia — 2.6%
109	AGL Energy Ltd.	2,049
1,126	Alumina Ltd.	2,178
316	Amcor Ltd.	3,696
505	AMP Ltd.	2,135
306	APA Group	1,981
74	Aristocrat Leisure Ltd.	1,418
24	ASX Ltd.	1,059
675	Aurizon Holdings Ltd.	2,539
659	Australia & New Zealand Banking Group Ltd.	15,143
86	Bendigo & Adelaide Bank Ltd.	807
669	BHP Billiton Ltd.	16,361
131	BHP Billiton plc	2,911
237	Boral Ltd.	1,524
321	Brambles Ltd.	2,553
78	Caltex Australia Ltd.	2,175
96	Challenger Ltd.	1,057
240	Coca-Cola Amatil Ltd.	1,620
18	Cochlear Ltd.	2,578
352	Commonwealth Bank of Australia	22,303
178	Computershare Ltd.	2,383
10	Crown Resorts Ltd.	108
94	CSL Ltd.	11,073
228	Dexus	1,751
165	Fortescue Metals Group Ltd.	655
427	Goodman Group	2,789
152	GPT Group (The)	618
274	Incitec Pivot Ltd.	821
385	Insurance Australia Group Ltd.	2,244
121	LendLease Group	1,537
72	Macquarie Group Ltd.	5,960
487	Medibank Pvt Ltd.	1,310
1,378	Mirvac Group	2,449
581	National Australia Bank Ltd.	13,610
149	Newcrest Mining Ltd.	2,728
340	Oil Search Ltd.	2,074
130	Orica Ltd.	2,003
317	Origin Energy Ltd. (a)	2,377
372	QBE Insurance Group Ltd.	3,226
38	Ramsay Health Care Ltd.	2,122
25	REA Group Ltd.	1,463
317	Santos Ltd. (a)	1,298
1,430	Scentre Group	4,798

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Australia — continued
6	SEEK Ltd.	98
54	Sonic Healthcare Ltd.	1,027
1,368	South32 Ltd.	4,202
544	Stockland	1,854
358	Suncorp Group Ltd.	3,942
362	Sydney Airport	1,984
513	Tabcorp Holdings Ltd.	2,134
908	Telstra Corp. Ltd.	2,683
175	TPG Telecom Ltd.	896
519	Transurban Group	5,020
110	Treasury Wine Estates Ltd.	1,511
634	Vicinity Centres	1,379
226	Wesfarmers Ltd.	7,955
278	Westfield Corp.	2,059
676	Westpac Banking Corp.	16,853
149	Woodside Petroleum Ltd.	3,971
312	Woolworths Group Ltd.	6,786

		219,838

	Austria — 0.1%
245	Erste Group Bank AG (a)	12,331

	Belgium — 0.5%
122	Anheuser-Busch InBev SA/NV	13,839
150	KBC Group NV	14,379
80	UCB SA	6,996
74	Umicore SA	3,900

		39,114

	Bermuda — 0.0% (g)
84	Marvell Technology Group Ltd.	1,962

	Canada — 3.3%
50	Agnico Eagle Mines Ltd.	2,343
99	Alimentation Couche-Tard, Inc., Class B	5,185
85	ARC Resources Ltd.	930
147	Bank of Montreal	12,141
267	Bank of Nova Scotia (The)	17,715
262	Barrick Gold Corp.	3,768
36	BCE, Inc.	1,699
210	Brookfield Asset Management, Inc., Class A	8,790
93	Canadian Imperial Bank of Commerce	9,233
179	Canadian National Railway Co.	14,310
257	Canadian Natural Resources Ltd.	8,775
34	Canadian Pacific Railway Ltd.	6,328
16	Canadian Tire Corp. Ltd., Class A	2,280
199	Cenovus Energy, Inc.	1,895
52	CGI Group, Inc., Class A (a)	2,982
4	Constellation Software, Inc.	2,894

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Canada — continued
126	Crescent Point Energy Corp.	990
27	Dollarama, Inc.	3,734
185	Enbridge, Inc.	6,756
201	Encana Corp.	2,485
5	Fairfax Financial Holdings Ltd.	2,764
66	Fortis, Inc.	2,320
41	Franco-Nevada Corp.	3,097
57	Gildan Activewear, Inc.	1,933
188	Goldcorp, Inc.	2,693
73	Great-West Lifeco, Inc.	2,070
70	Imperial Oil Ltd.	2,192
31	Intact Financial Corp.	2,583
84	Inter Pipeline Ltd.	1,605
294	Kinross Gold Corp. (a)	1,276
53	Loblaw Cos. Ltd.	2,883
93	Magna International, Inc.	5,340
462	Manulife Financial Corp.	9,806
59	Metro, Inc.	1,986
78	National Bank of Canada	4,057
155	Nutrien Ltd. (a)	8,124
60	Open Text Corp.	2,046
89	Pembina Pipeline Corp.	3,024
88	Power Corp. of Canada	2,243
62	Power Financial Corp.	1,701
51	Restaurant Brands International, Inc.	3,110
85	Rogers Communications, Inc., Class B	4,148
319	Royal Bank of Canada	27,344
60	Saputo, Inc.	2,068
96	Shaw Communications, Inc., Class B	2,089
37	SNC-Lavalin Group, Inc.	1,627
144	Sun Life Financial, Inc.	6,269
364	Suncor Energy, Inc.	13,188
126	Teck Resources Ltd., Class B	3,668
81	Thomson Reuters Corp.	3,494
403	Toronto-Dominion Bank (The)	24,490
166	TransCanada Corp.	7,655
98	Wheaton Precious Metals Corp.	2,119

		280,245

	China — 0.1%
934	BOC Hong Kong Holdings Ltd.	4,763
412	Yangzijiang Shipbuilding Holdings Ltd.	501

		5,264

	Denmark — 0.5%
41	Chr Hansen Holding A/S	3,547
228	Danske Bank A/S	9,261

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Denmark — continued
492	Novo Nordisk A/S, Class B	27,314
942	TDC A/S	6,290

		46,412

	Finland — 0.3%
106	Cargotec OYJ, Class B	6,196
474	Outokumpu OYJ	4,069
359	UPM-Kymmene OYJ	12,111

		22,376

	France — 4.6%
192	Accor SA	10,932
169	Air Liquide SA	22,758
226	Airbus SE	25,982
50	Arkema SA	6,428
845	AXA SA	27,782
381	BNP Paribas SA	31,438
77	Capgemini SE	10,257
62	Cie Generale des Etablissements Michelin	9,997
348	Engie SA	6,046
31	Kering	15,500
112	Legrand SA	9,315
23	L’Oreal SA	5,145
84	LVMH Moet Hennessy Louis Vuitton SE	26,443
557	Natixis SA	5,074
95	Pernod Ricard SA	15,112
97	Renault SA	10,693
292	Sanofi	25,740
242	Schneider Electric SE (a)	22,711
99	Sodexo SA	12,674
116	Thales SA	12,983
627	TOTAL SA	36,326
56	Unibail-Rodamco SE	14,376
212	Vinci SA	22,922
246	Vivendi SA	7,198

		393,832

	Germany — 3.3%
94	adidas AG	21,891
71	Allianz SE (Registered)	17,920
212	BASF SE	24,845
124	Bayer AG (Registered)	16,208
90	Bayerische Motoren Werke AG	10,331
97	Brenntag AG	6,270
66	Continental AG	19,804
108	Daimler AG (Registered)	9,930
1,146	Deutsche Telekom AG (Registered)	20,109
100	Fresenius SE & Co. KGaA	8,712

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Germany — continued
80	Henkel AG & Co. KGaA (Preference)	11,170
563	Infineon Technologies AG	16,404
14	Linde AG (a)	3,382
30	Merck KGaA	3,288
70	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	16,557
307	SAP SE	34,748
143	Siemens AG (Registered)	21,674
94	Volkswagen AG (Preference)	20,579

		283,822

	Hong Kong — 1.3%
2,508	AIA Group Ltd.	21,420
67	ASM Pacific Technology Ltd.	917
41	Bank of East Asia Ltd. (The)	177
442	CK Asset Holdings Ltd.	4,204
669	CK Hutchison Holdings Ltd.	9,021
220	CK Infrastructure Holdings Ltd.	1,953
460	CLP Holdings Ltd.	4,687
558	Galaxy Entertainment Group Ltd.	4,923
59	Hang Lung Properties Ltd.	156
209	Hang Seng Bank Ltd.	4,966
367	Henderson Land Development Co. Ltd.	2,563
556	HKT Trust & HKT Ltd.	693
2,019	Hong Kong & China Gas Co. Ltd.	3,988
229	Hong Kong Exchanges & Clearing Ltd.	8,620
243	Hongkong Land Holdings Ltd.	1,750
2,431	Hutchison Port Holdings Trust	1,005
21	Jardine Matheson Holdings Ltd.	1,301
342	Kerry Properties Ltd.	1,635
1,756	Li & Fung Ltd.	895
375	Link REIT	3,319
220	MTR Corp. Ltd.	1,258
673	New World Development Co. Ltd.	1,085
410	NWS Holdings Ltd.	797
279	Power Assets Holdings Ltd.	2,475
658	Sands China Ltd.	3,908
1,172	Sino Land Co. Ltd.	2,160
363	Sun Hung Kai Properties Ltd.	6,276
204	Swire Pacific Ltd., Class A	2,031
99	Techtronic Industries Co. Ltd.	656
1,040	WH Group Ltd., Reg. S (e)	1,285
381	Wharf Holdings Ltd. (The)	1,552
363	Wharf Real Estate Investment Co. Ltd. (a)	2,508
335	Wheelock & Co. Ltd.	2,620

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Hong Kong — continued
249		Yue Yuen Industrial Holdings Ltd.	1,124

			107,928

		Ireland — 0.3%
244		CRH plc	9,069
134		James Hardie Industries plc, CDI	2,347
120		Ryanair Holdings plc, ADR (a)	14,780

			26,196

		Israel — 0.0% (g)
155		Teva Pharmaceutical Industries Ltd., ADR	3,159

		Italy — 0.8%
407		Atlantia SpA	13,472
3,448		Enel SpA	21,918
160		Eni SpA	2,884
644		Intesa Sanpaolo SpA	2,530
693		Italgas SpA	4,277
1,640		Snam SpA	7,980
667		UniCredit SpA (a)	14,697

			67,758

		Japan — 8.7%
57		AEON Financial Service Co. Ltd.	1,431
59		Aeon Mall Co. Ltd.	1,289
168		Ajinomoto Co., Inc.	3,186
47		Alfresa Holdings Corp.	1,139
199		Amada Holdings Co. Ltd.	2,954
23		ANA Holdings, Inc.	934
147		Asahi Group Holdings Ltd.	7,437
330		Asahi Kasei Corp.	4,334
269		Astellas Pharma, Inc.	3,532
132		Bandai Namco Holdings, Inc.	4,333
199		Bridgestone Corp.	9,693
170		Canon, Inc.	6,783
11		Central Japan Railway Co.	2,033
29		Chugai Pharmaceutical Co. Ltd.	1,512
62		Coca-Cola Bottlers Japan Holdings, Inc.	2,207
596		Concordia Financial Group Ltd.	3,632
34		Dai Nippon Printing Co. Ltd.	749
374		Daicel Corp.	4,545
205		Dai-ichi Life Holdings, Inc.	4,312
236		Daiichi Sankyo Co. Ltd.	7,910
78		Daikin Industries Ltd.	9,399
18		Daito Trust Construction Co. Ltd.	3,085
198		Daiwa House Industry Co. Ltd.	7,835
—	(h)	Daiwa House REIT Investment Corp.	794
74		DeNA Co. Ltd.	1,607

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
49		Denso Corp.	3,062
59		East Japan Railway Co.	5,839
165		Electric Power Development Co. Ltd.	4,701
29		FANUC Corp.	7,790
8		Fast Retailing Co. Ltd.	3,491
160		Fuji Electric Co. Ltd.	1,321
142		FUJIFILM Holdings Corp.	5,478
572		Fujitsu Ltd.	4,223
54		Hakuhodo DY Holdings, Inc.	818
25		Hankyu Hanshin Holdings, Inc.	1,026
68		Hisamitsu Pharmaceutical Co., Inc.	4,667
16		Hitachi High-Technologies Corp.	737
1,371		Hitachi Ltd.	10,940
436		Honda Motor Co. Ltd.	15,383
63		Hoya Corp.	3,220
302		Hulic Co. Ltd.	3,845
399		ITOCHU Corp.	7,853
248		J Front Retailing Co. Ltd.	4,560
117		Japan Airlines Co. Ltd.	4,414
40		Japan Exchange Group, Inc.	722
77		Japan Post Bank Co. Ltd.	1,045
—	(h)	Japan Prime Realty Investment Corp.	686
—	(h)	Japan Real Estate Investment Corp.	1,305
1		Japan Retail Fund Investment Corp.	1,331
301		Japan Tobacco, Inc.	9,962
87		JFE Holdings, Inc.	2,073
54		JTEKT Corp.	966
1,176		JXTG Holdings, Inc.	7,828
254		Kansai Electric Power Co., Inc. (The)	3,160
74		Kao Corp.	5,114
128		Kawasaki Heavy Industries Ltd.	5,296
287		KDDI Corp.	7,271
34		Keikyu Corp.	662
26		Keyence Corp.	15,583
21		Kintetsu Group Holdings Co. Ltd.	847
152		Kirin Holdings Co. Ltd.	3,805
170		Komatsu Ltd.	6,681
23		Kose Corp.	4,041
43		Kubota Corp.	875
35		Kyocera Corp.	2,336
185		Kyowa Hakko Kirin Co. Ltd.	3,609
80		Kyushu Electric Power Co., Inc.	881
137		M3, Inc.	5,026
76		Mabuchi Motor Co. Ltd.	4,516
234		Marui Group Co. Ltd.	4,272

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		Japan — continued
230		Mazda Motor Corp.	3,237
770		Mebuki Financial Group, Inc.	3,514
335		Mitsubishi Chemical Holdings Corp.	3,650
436		Mitsubishi Corp.	12,222
555		Mitsubishi Electric Corp.	10,211
64		Mitsubishi Estate Co. Ltd.	1,237
25		Mitsubishi Tanabe Pharma Corp.	517
2,794		Mitsubishi UFJ Financial Group, Inc.	21,130
117		Mitsubishi UFJ Lease & Finance Co. Ltd.	760
389		Mitsui & Co. Ltd.	6,850
147		Mitsui Chemicals, Inc.	4,641
146		Mitsui Fudosan Co. Ltd.	3,845
2,809		Mizuho Financial Group, Inc.	5,326
38		MS&AD Insurance Group Holdings, Inc.	1,291
33		Murata Manufacturing Co. Ltd.	4,895
188		NGK Spark Plug Co. Ltd.	4,970
86		NH Foods Ltd.	2,072
66		Nidec Corp.	10,654
23		Nintendo Co. Ltd.	10,417
—	(h)	Nippon Building Fund, Inc.	1,361
—	(h)	Nippon Prologis REIT, Inc.	590
271		Nippon Steel & Sumitomo Metal Corp.	6,906
208		Nippon Telegraph & Telephone Corp.	9,974
133		Nippon Yusen KK (a)	3,354
568		Nissan Motor Co. Ltd.	6,086
25		Nitori Holdings Co. Ltd.	3,925
48		Nitto Denko Corp.	4,429
471		Nomura Holdings, Inc.	3,074
1		Nomura Real Estate Master Fund, Inc.	732
55		Nomura Research Institute Ltd.	2,516
118		NSK Ltd.	1,949
318		NTT DOCOMO, Inc.	7,899
134		Obayashi Corp.	1,623
6		Obic Co. Ltd.	453
103		Olympus Corp.	3,976
238		Ono Pharmaceutical Co. Ltd.	5,868
59		Oriental Land Co. Ltd.	5,718
449		ORIX Corp.	8,407
57		Otsuka Corp.	4,757
164		Otsuka Holdings Co. Ltd.	7,263
660		Panasonic Corp.	9,798
90		Persol Holdings Co. Ltd.	2,236
120		Recruit Holdings Co. Ltd.	2,926
261		Resona Holdings, Inc.	1,580
47		Rohm Co. Ltd.	5,156

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
6	Ryohin Keikaku Co. Ltd.	1,906
61	Santen Pharmaceutical Co. Ltd.	982
191	Seibu Holdings, Inc.	3,820
250	Sekisui House Ltd.	4,601
226	Seven & i Holdings Co. Ltd.	9,316
11	Shimano, Inc.	1,534
329	Shimizu Corp.	3,387
69	Shin-Etsu Chemical Co. Ltd.	7,849
12	Shionogi & Co. Ltd.	648
43	Shiseido Co. Ltd.	2,198
156	Shizuoka Bank Ltd. (The)	1,668
14	SMC Corp.	6,703
191	SoftBank Group Corp.	15,853
74	Sompo Holdings, Inc.	2,971
310	Sony Corp.	14,844
27	Stanley Electric Co. Ltd.	1,095
33	Start Today Co. Ltd.	978
14	Subaru Corp.	456
508	Sumitomo Chemical Co. Ltd.	3,738
16	Sumitomo Corp.	270
340	Sumitomo Electric Industries Ltd.	5,816
99	Sumitomo Metal Mining Co. Ltd.	4,662
342	Sumitomo Mitsui Financial Group, Inc.	15,420
127	Sumitomo Mitsui Trust Holdings, Inc.	5,280
78	Sumitomo Realty & Development Co. Ltd.	3,009
20	Sundrug Co. Ltd.	861
74	Suntory Beverage & Food Ltd.	3,530
11	Suzuken Co. Ltd.	456
128	Suzuki Motor Corp.	7,352
247	T&D Holdings, Inc.	4,432
76	Takeda Pharmaceutical Co. Ltd.	4,452
78	THK Co. Ltd.	3,254
61	Tohoku Electric Power Co., Inc.	783
208	Tokio Marine Holdings, Inc.	9,849
216	Tokyo Electric Power Co. Holdings, Inc. (a)	878
41	Tokyo Electron Ltd.	7,678
69	Tokyo Gas Co. Ltd.	1,637
271	Tokyo Tatemono Co. Ltd.	4,363
325	Tokyu Corp.	5,453
134	Toppan Printing Co. Ltd.	1,263
464	Toray Industries, Inc.	4,629
1,051	Toshiba Corp. (a)	3,008
46	Toyota Industries Corp.	3,033
567	Toyota Motor Corp.	39,030
27	Toyota Tsusho Corp.	1,093

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
27	Unicharm Corp.	731
1	United Urban Investment Corp.	850
46	West Japan Railway Co.	3,490
192	Yahoo Japan Corp.	927
173	Yamato Holdings Co. Ltd.	4,475

		750,432

	Luxembourg — 0.1%
331	ArcelorMittal	11,995

	Macau — 0.0% (g)
316	Wynn Macau Ltd.	1,118

	Netherlands — 2.3%
135	ASML Holding NV	27,425
71	ASR Nederland NV	3,100
108	Heineken Holding NV	11,479
39	Heineken NV	4,365
1,385	ING Groep NV	27,193
673	Koninklijke Ahold Delhaize NV	15,044
2,580	Koninklijke KPN NV	9,043
210	Koninklijke Philips NV	8,567
125	NN Group NV	5,915
1,256	Royal Dutch Shell plc, Class A	44,026
827	Royal Dutch Shell plc, Class B	29,350
183	Wolters Kluwer NV	9,696

		195,203

	New Zealand — 0.1%
346	Auckland International Airport Ltd.	1,704
262	Fletcher Building Ltd.	1,513
130	Ryman Healthcare Ltd.	1,050
662	Spark New Zealand Ltd.	1,752

		6,019

	Norway — 0.2%
942	Norsk Hydro ASA	6,856
404	Telenor ASA	9,445

		16,301

	Singapore — 0.4%
556	Ascendas REIT	1,168
867	CapitaLand Ltd.	2,530
379	CapitaLand Mall Trust	607
390	ComfortDelGro Corp. Ltd.	624
467	DBS Group Holdings Ltd.	9,381
771	Genting Singapore plc	792
17	Jardine Cycle & Carriage Ltd.	507
428	Keppel Corp. Ltd.	2,815
811	Oversea-Chinese Banking Corp. Ltd.	7,972

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)
(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — continued
79	Singapore Exchange Ltd.	496
153	Singapore Press Holdings Ltd.	308
1,671	Singapore Telecommunications Ltd.	4,509
259	United Overseas Bank Ltd.	5,410
659	Wilmar International Ltd.	1,604

		38,723

	Spain —1.2%
42	Amadeus IT Group SA	3,268
317	Banco Bilbao Vizcaya Argentaria SA	2,975
4,002	Banco Santander SA	29,714
63	Iberdrola SA (a)	511
2,756	Iberdrola SA (a)	22,437
442	Industria de Diseno Textil SA	15,800
337	Red Electrica Corp. SA	7,110
637	Repsol SA	11,990
531	Telefonica SA	5,446

		99,251

	Sweden —0.6%
318	Assa Abloy AB, Class B	7,044
94	Atlas Copco AB, Class B	3,909
7	Autoliv, Inc.	1,123
137	Essity AB, Class B (a)	4,100
674	Sandvik AB	13,271
564	Skandinaviska Enskilda Banken AB, Class A	7,123
1,010	Svenska Handelsbanken AB, Class A	14,706

		51,276

	Switzerland — 2.9%
447	ABB Ltd. (Registered)	12,467
910	Credit Suisse Group AG (Registered) (a)	17,602
204	Ferguson plc	15,789
1,772	Glencore plc (a)	10,154
89	Julius Baer Group Ltd. (a)	6,114
277	LafargeHolcim Ltd. (Registered) (a)	16,940
35	Lonza Group AG (Registered) (a)	9,842
675	Nestle SA (Registered)	58,347
599	Novartis AG (Registered)	54,082
165	Roche Holding AG	40,730
485	UBS Group AG (Registered) (a)	9,840

		251,907

	United Kingdom — 5.5%
629	3i Group plc	8,319
172	AstraZeneca plc	11,950
1,969	Aviva plc	14,366
2,289	BP plc	16,328

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
630	British American Tobacco plc	43,025
1,912	BT Group plc	6,984
207	Bunzl plc	6,069
394	Burberry Group plc	8,834
508	Compass Group plc	10,690
57	DCC plc	5,939
814	Diageo plc	29,305
926	GlaxoSmithKline plc	17,245
3,615	HSBC Holdings plc	38,568
157	Imperial Brands plc	6,447
132	InterContinental Hotels Group plc	8,839
147	Johnson Matthey plc	7,216
1,159	Legal & General Group plc	4,452
15	Liberty Global plc, Class A (a)	575
81	Liberty Global plc, Class C (a)	2,882
13,120	Lloyds Banking Group plc	12,962
214	London Stock Exchange Group plc	11,923
1,151	Prudential plc	31,155
51	Reckitt Benckiser Group plc	4,973
279	RELX plc	6,172
105	Rio Tinto Ltd.	6,441
402	Rio Tinto plc	22,389
1,649	Standard Chartered plc (a)	19,184
3,682	Taylor Wimpey plc	9,963
615	Unilever NV ,CVA	35,499
167	Unilever plc	9,469
9,118	Vodafone Group plc	29,066
246	Whitbread plc	13,563
497	WPP plc	9,010

		469,802

	United States — 58.6%
28	3M Co.	6,984
476	Abbott Laboratories	29,579
201	AbbVie, Inc.	22,593
264	Accenture plc, Class A	42,366
43	Activision Blizzard, Inc.	3,222
215	Adobe Systems, Inc. (a)	43,005
130	Agilent Technologies, Inc.	9,551
24	Albemarle Corp.	2,719
144	Alcoa Corp. (a)	7,514
47	Alexion Pharmaceuticals, Inc. (a)	5,655
2	Alleghany Corp. (a)	998
212	Allegion plc	18,226
123	Allergan plc	22,223
7	Alnylam Pharmaceuticals, Inc. (a)	935

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
65	Alphabet, Inc., Class A (a)	76,287
79	Alphabet, Inc., Class C (a)	92,748
202	Altria Group, Inc.	14,192
94	Amazon.com, Inc. (a)	136,696
278	American Electric Power Co., Inc.	19,089
262	American Express Co.	26,003
9	American Financial Group, Inc.	1,017
432	American International Group, Inc.	27,599
75	American Tower Corp.	11,098
88	AmerisourceBergen Corp.	8,743
79	Amgen, Inc.	14,668
333	Analog Devices, Inc.	30,594
97	Andeavor	10,524
30	Antero Resources Corp. (a)	580
1,085	Apple, Inc.	181,645
94	Aptiv plc (a)	8,930
36	Aramark	1,636
10	Arch Capital Group Ltd. (a)	929
10	Arista Networks, Inc. (a)	2,742
19	Arrow Electronics, Inc. (a)	1,518
197	Arthur J Gallagher & Co.	13,476
644	AT&T, Inc.	24,129
18	Athene Holding Ltd., Class A (a)	918
10	Atmos Energy Corp.	854
22	AutoZone, Inc. (a)	16,564
81	AvalonBay Communities, Inc.	13,835
27	Avery Dennison Corp.	3,287
19	Axis Capital Holdings Ltd.	947
2,780	Bank of America Corp.	88,947
504	Bank of New York Mellon Corp. (The)	28,585
342	BB&T Corp.	18,875
87	Becton Dickinson and Co.	21,197
225	Berkshire Hathaway, Inc., Class B (a)	48,173
154	Best Buy Co., Inc.	11,251
70	Biogen, Inc. (a)	24,449
32	BioMarin Pharmaceutical, Inc. (a)	2,878
25	BlackRock, Inc.	13,916
55	Boeing Co. (The)	19,629
923	Boston Scientific Corp. (a)	25,817
18	Brighthouse Financial, Inc. (a)	1,173
475	Bristol-Myers Squibb Co.	29,738
299	Brixmor Property Group, Inc.	4,861
151	Broadcom Ltd.	37,401
24	Broadridge Financial Solutions, Inc.	2,355
66	CA, Inc.	2,371

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
15	Camden Property Trust	1,318
264	Capital One Financial Corp.	27,415
88	Caterpillar, Inc.	14,404
30	CBRE Group, Inc., Class A (a)	1,373
27	CDK Global, Inc.	1,941
30	CDW Corp.	2,244
164	Celanese Corp., Series A	17,718
154	Celgene Corp. (a)	15,539
33	Centene Corp. (a)	3,509
465	Charles Schwab Corp. (The)	24,786
80	Charter Communications, Inc., Class A (a)	30,366
380	Chevron Corp.	47,667
162	Chubb Ltd.	25,303
151	Cigna Corp.	31,438
12	Cintas Corp.	2,052
469	Cisco Systems, Inc.	19,483
851	Citigroup, Inc.	66,823
343	CMS Energy Corp.	15,327
430	Coca-Cola Co. (The)	20,468
15	Cognex Corp.	914
161	Colgate-Palmolive Co.	11,959
1,505	Comcast Corp., Class A	64,018
37	CommScope Holding Co., Inc. (a)	1,441
160	Concho Resources, Inc. (a)	25,140
77	Constellation Brands, Inc., Class A	16,906
10	Cooper Cos., Inc. (The)	2,346
46	Corning, Inc.	1,432
3	CoStar Group, Inc. (a)	1,108
86	Costco Wholesale Corp.	16,835
183	Crown Holdings, Inc. (a)	10,605
298	CVS Health Corp.	23,432
125	Danaher Corp.	12,686
166	Deere & Co.	27,684
31	Dell Technologies, Inc., Class V (a)	2,191
158	Delphi Technologies plc (a)	8,752
260	Delta Air Lines, Inc.	14,733
168	Diamondback Energy, Inc. (a)	21,021
60	Digital Realty Trust, Inc.	6,664
173	Discover Financial Services	13,774
261	DISH Network Corp., Class A (a)	12,252
158	Dollar Tree, Inc. (a)	18,162
782	DowDuPont, Inc.	59,132
291	DR Horton, Inc.	14,294
37	Dr Pepper Snapple Group, Inc.	4,392
80	Duke Realty Corp.	2,103

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
59	DXC Technology Co.	5,898
28	E*TRADE Financial Corp. (a)	1,464
31	East West Bancorp, Inc.	2,061
244	Eastman Chemical Co.	24,230
335	Eaton Corp. plc	28,122
335	Eli Lilly & Co.	27,313
318	EOG Resources, Inc.	36,607
141	EQT Corp.	7,654
22	Equinix, Inc.	9,845
180	Equity Residential	11,067
40	Essex Property Trust, Inc.	9,401
105	Estee Lauder Cos., Inc. (The), Class A	14,184
40	Everest Re Group Ltd.	9,217
593	Exxon Mobil Corp.	51,769
521	Facebook, Inc., Class A (a)	97,316
154	Fastenal Co.	8,458
66	Federal Realty Investment Trust	7,960
51	FedEx Corp.	13,397
214	Fidelity National Information Services, Inc.	21,916
10	FleetCor Technologies, Inc. (a)	2,151
53	Flex Ltd. (a)	952
24	FNF Group	918
1,562	Ford Motor Co.	17,136
284	Freeport-McMoRan, Inc. (a)	5,528
123	General Dynamics Corp.	27,463
387	General Electric Co.	6,266
354	Gilead Sciences, Inc.	29,657
151	Global Payments, Inc.	16,845
33	Goldman Sachs Group, Inc. (The)	8,796
174	Halliburton Co.	9,346
298	Hartford Financial Services Group, Inc. (The)	17,506
180	HCP, Inc.	4,325
24	HD Supply Holdings, Inc. (a)	926
151	Hewlett Packard Enterprise Co.	2,483
201	Hilton Worldwide Holdings, Inc.	17,220
37	Hologic, Inc. (a)	1,600
284	Home Depot, Inc. (The)	57,143
296	Honeywell International, Inc.	47,197
672	HP, Inc.	15,663
8	IAC/InterActiveCorp (a)	1,106
7	IDEX Corp.	1,019
19	Illumina, Inc. (a)	4,383
298	Ingersoll-Rand plc	28,216
13	Ingredion, Inc.	1,879

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
428	Intel Corp.	20,616
258	Intercontinental Exchange, Inc.	19,052
237	International Business Machines Corp.	38,784
113	Intuit, Inc.	18,971
40	Invitation Homes, Inc.	897
484	Johnson & Johnson	66,901
8	Jones Lang LaSalle, Inc.	1,226
24	Kansas City Southern	2,726
744	KeyCorp	15,917
51	Kimberly-Clark Corp.	5,938
396	Kinder Morgan, Inc.	7,127
236	Kraft Heinz Co. (The)	18,463
434	Kroger Co. (The)	13,167
67	Las Vegas Sands Corp.	5,213
9	Lear Corp.	1,827
15	Leidos Holdings, Inc.	982
250	Lennar Corp., Class A	15,670
7	Lennox International, Inc.	1,525
22	Liberty Broadband Corp., Class C (a)	2,133
38	Liberty Interactive Corp. QVC Group, Class A (a)	1,071
14	Liberty Media Corp.-Liberty Formula One, Class C (a)	513
23	Liberty Media Corp.-Liberty SiriusXM, Class A (a)	1,029
28	Liberty Property Trust	1,149
11	Live Nation Entertainment, Inc. (a)	493
327	Lowe’s Cos., Inc.	34,278
15	ManpowerGroup, Inc.	1,939
258	Marathon Petroleum Corp.	17,895
1	Markel Corp. (a)	1,435
383	Masco Corp.	17,124
41	Mastercard, Inc., Class A	7,000
54	Maxim Integrated Products, Inc.	3,306
80	McDonald’s Corp.	13,742
42	McKesson Corp.	7,106
176	Medtronic plc	15,156
419	Merck & Co., Inc.	24,839
471	MetLife, Inc.	22,624
5	Mettler-Toledo International, Inc. (a)	3,599
170	Microchip Technology, Inc.	16,184
243	Micron Technology, Inc. (a)	10,625
1,736	Microsoft Corp.	164,941
21	Mid-America Apartment Communities, Inc.	2,041
270	Molson Coors Brewing Co., Class B	22,705

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

SHARES		SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
		United States — continued
738		Mondelez International, Inc., Class A	32,761
728		Morgan Stanley	41,174
11		MSCI, Inc.	1,545
106		Mylan NV (a)	4,522
28		National Retail Properties, Inc.	1,107
19		Netflix, Inc. (a)	5,049
215		NextEra Energy, Inc.	34,112
415		NIKE, Inc., Class B	28,277
450		NiSource, Inc.	11,106
200		Norfolk Southern Corp.	30,208
94		Northrop Grumman Corp.	31,897
65		Nucor Corp.	4,379
164		NVIDIA Corp.	40,402
—	(h)	NVR, Inc. (a)	858
309		Occidental Petroleum Corp.	23,199
170		ONEOK, Inc.	10,012
519		Oracle Corp.	26,759
67		O’Reilly Automotive, Inc. (a)	17,718
21		Owens Corning	1,967
165		PACCAR, Inc.	12,266
16		Palo Alto Networks, Inc. (a)	2,468
28		Parker-Hannifin Corp.	5,561
140		Parsley Energy, Inc., Class A (a)	3,302
82		PayPal Holdings, Inc. (a)	7,006
437		PepsiCo, Inc.	52,586
1,523		Pfizer, Inc.	56,421
522		Philip Morris International, Inc.	55,966
152		Pioneer Natural Resources Co.	27,742
24		Plains GP Holdings LP, Class A	501
37		PNC Financial Services Group, Inc. (The)	5,856
6		Priceline Group, Inc. (The) (a)	11,702
292		Procter & Gamble Co. (The)	25,186
85		Prudential Financial, Inc.	10,139
352		Public Service Enterprise Group, Inc.	18,248
64		Public Storage	12,491
290		PulteGroup, Inc.	9,245
67		PVH Corp.	10,370
72		QUALCOMM, Inc.	4,914
16		Raymond James Financial, Inc.	1,589
13		Reinsurance Group of America, Inc.	2,022
25		Robert Half International, Inc.	1,472
230		Ross Stores, Inc.	18,988
31		Sabre Corp.	649
13		SEI Investments Co.	995
35		ServiceNow, Inc. (a)	5,182

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
173	Shire plc	8,097
1,205	Sirius XM Holdings, Inc.	7,360
94	Snap-on, Inc.	16,045
7	Spectrum Brands Holdings, Inc.	803
11	Spirit AeroSystems Holdings, Inc., Class A	1,136
12	Splunk, Inc. (a)	1,084
25	Square, Inc., Class A (a)	1,162
170	Stanley Black & Decker, Inc.	28,257
122	Starbucks Corp.	6,907
245	State Street Corp.	27,027
22	Steel Dynamics, Inc.	981
245	SunTrust Banks, Inc.	17,291
12	SVB Financial Group (a)	2,899
218	Synchrony Financial	8,651
9	Take-Two Interactive Software, Inc. (a)	1,115
48	TD Ameritrade Holding Corp.	2,669
188	TE Connectivity Ltd.	19,257
8	Teleflex, Inc.	2,128
22	Tesla, Inc. (a)	7,696
407	Texas Instruments, Inc.	44,635
42	Textron, Inc.	2,486
114	Thermo Fisher Scientific, Inc.	25,448
132	Time Warner, Inc.	12,539
211	T-Mobile US, Inc. (a)	13,761
35	Toll Brothers, Inc.	1,629
23	Trimble, Inc. (a)	1,011
622	Twenty-First Century Fox, Inc., Class A	22,951
84	Twenty-First Century Fox, Inc., Class B	3,082
45	Twitter, Inc. (a)	1,153
62	Tyson Foods, Inc., Class A	4,726
19	UGI Corp.	870
332	Union Pacific Corp.	44,262
16	United Rentals, Inc. (a)	2,867
245	United Technologies Corp.	33,765
9	United Therapeutics Corp. (a)	1,170
296	UnitedHealth Group, Inc.	70,147
22	Unum Group	1,151
4	Vail Resorts, Inc.	911
79	Ventas, Inc.	4,427
243	VEREIT, Inc.	1,751
433	Verizon Communications, Inc.	23,390
109	Vertex Pharmaceuticals, Inc. (a)	18,210
64	VF Corp.	5,198
571	Visa, Inc., Class A	70,913
8	VMware, Inc., Class A (a)	979

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United States — continued
157	Vornado Realty Trust	11,222
144	Voya Financial, Inc.	7,500
316	Walgreens Boots Alliance, Inc.	23,781
104	Walmart, Inc.	11,033
330	Walt Disney Co. (The)	35,896
56	Waste Connections, Inc.	3,998
253	WEC Energy Group, Inc.	16,252
1,097	Wells Fargo & Co.	72,133
230	WestRock Co.	15,345
91	Weyerhaeuser Co.	3,433
114	Workday, Inc., Class A (a)	13,616
227	Worldpay, Inc. (a)	18,267
482	Xcel Energy, Inc.	21,979
65	Yum Brands, Inc.	5,509
164	Zimmer Biomet Holdings, Inc.	20,803

		5,027,799

	Total Common Stocks (Cost $6,121,459)	8,431,368

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Italy — 0.0% (g)
667	UniCredit SpA, expiring 02/21/2018 (a) (Cost $–)	3

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
117,580	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $117,580)	117,580

	Total Investments — 99.7% (Cost $6,239,039)	8,548,951
	Other Assets in Excess of Liabilities — 0.3%	24,663

	NET ASSETS — 100.0%	$8,573,614

Percentages indicated are based on net assets.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.2%
Oil, Gas & Consumable Fuels	6.0
Pharmaceuticals	5.6
Insurance	4.0
Software	3.9
Internet Software & Services	3.2
Semiconductors & Semiconductor Equipment	3.1
IT Services	3.1
Capital Markets	3.1
Chemicals	2.6
Media	2.5
Technology Hardware, Storage & Peripherals	2.5
Beverages	2.5
Machinery	2.3
Specialty Retail	2.1
Equity Real Estate Investment Trusts (REITs)	1.9
Internet & Direct Marketing Retail	1.8
Aerospace & Defense	1.8
Biotechnology	1.8
Health Care Equipment & Supplies	1.7
Automobiles	1.7
Electric Utilities	1.7
Metals & Mining	1.7
Food & Staples Retailing	1.6
Health Care Providers & Services	1.6
Hotels, Restaurants & Leisure	1.5
Tobacco	1.5
Diversified Telecommunication Services	1.5
Food Products	1.5
Road & Rail	1.4
Textiles, Apparel & Luxury Goods	1.4
Industrial Conglomerates	1.3
Electrical Equipment	1.2
Auto Components	1.0
Household Durables	1.0
Others (each less than 1.0%)	12.3
Short-Term Investment	1.4

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	478	03/2018	EUR	21,370	125
S&P 500 E-Mini Index	489	03/2018	USD	69,091	1,902
TOPIX Index	98	03/2018	JPY	16,592	(231)

					1,796

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CDI	—	CHESS Depository Interest
CVA	—	Dutch Certification
EUR	—	Euro
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
TOPIX	—	Tokyo Stock Price Index
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies, including J.P. Morgan Funds (the “Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Argentina	$1,305	$—	$—	$1,305
Australia	—	219,838	—	219,838
Austria	—	12,331	—	12,331
Belgium	—	39,114	—	39,114
Bermuda	1,962	—	—	1,962
Canada	280,245	—	—	280,245
China	—	5,264	—	5,264
Denmark	—	46,412	—	46,412
Finland	—	22,376	—	22,376
France	—	393,832	—	393,832
Germany	—	283,822	—	283,822
Hong Kong	—	107,928	—	107,928
Ireland	14,780	11,416	—	26,196
Israel	3,159	—	—	3,159
Italy	—	67,758	—	67,758
Japan	—	750,432	—	750,432
Luxembourg	—	11,995	—	11,995
Macau	—	1,118	—	1,118
Netherlands	—	195,203	—	195,203
New Zealand	—	6,019	—	6,019
Norway	—	16,301	—	16,301
Singapore	—	38,723	—	38,723
Spain	511	98,740	—	99,251
Sweden	1,123	50,153	—	51,276
Switzerland	—	251,907	—	251,907
United Kingdom	3,457	466,345	—	469,802
United States	5,019,702	8,097	—	5,027,799

Total Common Stocks	5,326,244	3,105,124	—	8,431,368

Rights
Italy	—	3	—	3
Short-Term Investment
Investment Company	117,580	—	—	117,580

Total Investments in Securities	$5,443,824	$3,105,127	$—	$8,548,951

Appreciation in Other Financial Instruments
Futures Contracts	$1,902	$125	$—	$2,027

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(231)	$—	$(231)

JPMorgan Global Research Enhanced Index Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of $50,902,000 and are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.5%
	Austria — 2.2%
2	Erste Group Bank AG (a)	100

	Brazil — 1.7%
9	Cielo SA	77

	China — 7.4%
44	China Unicom Hong Kong Ltd. (a)	66
— (h)	CNOOC Ltd., ADR	63
2	JD.com, Inc., ADR (a)	76
11	Ping An Insurance Group Co. of China Ltd., Class H	124

		329

	France — 7.9%
1	Airbus SE	71
2	AXA SA	69
1	Safran SA	92
1	Schneider Electric SE (a)	118

		350

	Germany — 4.0%
2	Delivery Hero AG, Reg. S (a) (e)	76
— (h)	Linde AG (a)	101

		177

	Hong Kong — 2.4%
12	AIA Group Ltd.	106

	India — 3.0%
1	HDFC Bank Ltd., ADR	134

	Italy — 1.0%
2	UniCredit SpA (a)	45

	Japan — 3.8%
2	Komatsu Ltd.	86
7	Renesas Electronics Corp. (a)	84

		170

	Luxembourg — 1.2%
1	ArcelorMittal	54

	Singapore — 2.3%
5	DBS Group Holdings Ltd.	102

	South Africa — 1.8%
— (h)	Naspers Ltd., Class N	80

	Switzerland — 4.4%
1	LafargeHolcim Ltd. (Registered) (a)	85
1	Novartis AG (Registered)	113

		198

SHARES	SECURITY DESCRIPTION	VALUE($)
	Thailand — 2.1%
13	Kasikornbank PCL	94

	United Kingdom — 5.2%
1	British American Tobacco plc	90
44	Vodafone Group plc	140

		230

	United States — 47.1%
1	Activision Blizzard, Inc.	88
— (h)	Alphabet, Inc., Class C (a)	183
— (h)	Amazon.com, Inc. (a)	132
— (h)	Apple, Inc.	55
1	BioMarin Pharmaceutical, Inc. (a)	63
2	Citigroup, Inc.	153
4	Comcast Corp., Class A	179
1	DowDuPont, Inc.	90
1	EQT Corp.	63
— (h)	Facebook, Inc., Class A (a)	93
— (h)	First Republic Bank	40
1	Globant SA (a)	43
1	Molson Coors Brewing Co., Class B	67
1	Occidental Petroleum Corp.	90
3	Oracle Corp.	138
1	Pioneer Natural Resources Co.	132
1	Shire plc, ADR	71
1	Stanley Black & Decker, Inc.	88
2	Synchrony Financial	91
2	Twenty-First Century Fox, Inc., Class A	67
1	Union Pacific Corp.	88
— (h)	UnitedHealth Group, Inc.	86

		2,100

	Total Common Stocks (Cost $3,759)	4,346

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Italy — 0.0% (g)
2	UniCredit SpA, expiring 02/21/2018 (a) (Cost $—)	—	(h)

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 0.2%
	Investment Company — 0.2%
8	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $8)	8

	Total Investments — 97.7% (Cost $3,767)	4,354
	Other Assets in Excess of Liabilities — 2.3%	102

	NET ASSETS — 100.0%	$4,456

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.4%
Internet Software & Services	8.1
Oil, Gas & Consumable Fuels	8.0
Media	7.5
Insurance	6.8
Software	6.2
Internet & Direct Marketing Retail	4.8
Chemicals	4.4
Machinery	4.0
Aerospace & Defense	3.7
Wireless Telecommunication Services	3.2
Biotechnology	3.1
Electrical Equipment	2.7
Pharmaceuticals	2.6
Consumer Finance	2.1
Tobacco	2.1
Road & Rail	2.0
Health Care Providers & Services	2.0
Construction Materials	1.9
Semiconductors & Semiconductor Equipment	1.9
IT Services	1.8
Beverages	1.5
Diversified Telecommunication Services	1.5
Technology Hardware, Storage & Peripherals	1.3
Metals & Mining	1.2
Short-Term Investment	0.2

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Global Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs		Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$100		$—	$100
Brazil	77	—		—	77
China	139	190		—	329
France	—	350		—	350
Germany	—	177		—	177
Hong Kong	—	106		—	106
India	134	—		—	134
Italy	—	45		—	45
Japan	—	170		—	170
Luxembourg	—	54		—	54
Singapore	—	102		—	102
South Africa	—	80		—	80
Switzerland	—	198		—	198
Thailand	—	94		—	94
United Kingdom	—	230		—	230
United States	2,100	—		—	2,100

Total Common Stocks	2,450	1,896		—	4,346

Rights
Italy	—	—	(a)	—	—	(a)
Short-Term Investment
Investment Company	8	—		—	8

Total Investments in Securities	$2,458	$1,896		$—	$4,354

(a)	Amount rounds to less than 500.

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $79,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — 4.2%
	United States — 4.2%
	ABFC Trust,
268	Series 2003-OPT1, Class A1A, 2.38%, 04/25/2033 (z) (bb)	268
1,662	Series 2004-HE1, Class M1, 2.46%, 03/25/2034 (z) (bb)	1,660
881	Series 2004-OPT3, Class M1, 2.31%, 09/25/2033 (z) (bb)	830
2,693	Series 2004-OPT5, Class A1, 2.26%, 06/25/2034 (z) (bb)	2,624
1,443	Series 2005-WF1, Class M1, 2.10%, 11/25/2034 (z) (bb)	1,442
1,036	Accredited Mortgage Loan Trust, Series 2004-4, Class M1, 2.43%, 01/25/2035 (z) (bb)	1,003
	ACE Securities Corp. Home Equity Loan Trust,
1,088	Series 2003-FM1, Class M1, 2.85%, 11/25/2032 (z) (bb)	1,092
1,211	Series 2003-HE1, Class M1, 2.54%, 11/25/2033 (z)	1,188
782	Series 2003-NC1, Class M1, 2.73%, 07/25/2033 (z) (bb)	774
3,716	Series 2003-OP1, Class M1, 2.61%, 12/25/2033 (z) (bb)	3,678
948	Series 2004-HE2, Class M1, 2.60%, 10/25/2034 (z) (bb)	954
1,435	Series 2004-HE4, Class M2, 2.54%, 12/25/2034 (z) (bb)	1,394
3,966	Series 2004-OP1, Class M2, 3.14%, 04/25/2034 (z) (bb)	3,905
	Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
621	Series 2002-AR1, Class M1, 2.63%, 09/25/2032 (z) (bb)	614
1,161	Series 2003-13, Class M1, 2.58%, 01/25/2034 (z) (bb)	1,133
503	Series 2003-13, Class M2, 4.11%, 01/25/2034 (z) (bb)	495
843	Series 2004-R1, Class A2, 2.16%, 02/25/2034 (z) (bb)	810
3,591	Series 2004-R1, Class M1, 2.36%, 02/25/2034 (z) (bb)	3,606
484	Series 2004-R1, Class M2, 2.43%, 02/25/2034 (z) (bb)	468
224	Series 2004-R8, Class M1, 2.52%, 09/25/2034 (z) (bb)	226
	Argent Securities, Inc. Asset-Backed Pass-Through Certificates,
1,090	Series 2003-W5, Class M2, 4.34%, 10/25/2033 (z) (bb)	1,049

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
685	Series 2004-W2, Class M2, 3.44%, 04/25/2034 (z) (bb)	702
505	Series 2004-W2, Class M3, 3.66%, 04/25/2034 (z) (bb)	495
1,867	Series 2004-W3, Class A3, 2.38%, 02/25/2034 (z) (bb)	1,821
1,150	Series 2004-W6, Class M1, 2.39%, 05/25/2034 (z) (bb)	1,147
509	Series 2004-W7, Class M2, 2.46%, 05/25/2034 (z) (bb)	516
	Asset-Backed Securities Corp. Home Equity Loan Trust,
2,067	Series 2001-HE3, Class A1, 2.10%, 11/15/2031 (z)	2,026
138	Series 2003-HE3, Class M2, 4.56%, 06/15/2033 (z) (bb)	134
1,562	Series 2003-HE4, Class M1, 2.80%, 08/15/2033 (z)	1,568
1,337	Series 2003-HE4, Class M2, 4.39%, 08/15/2033 (z) (bb)	1,332
1,718	Series 2004-HE2, Class M2, 3.44%, 04/25/2034 (z) (bb)	1,633
1,135	Series 2004-HE7, Class M2, 3.14%, 10/25/2034 (z) (bb)	1,135
500	Series 2005-HE6, Class M4, 2.52%, 07/25/2035 (z) (bb)	499
627	Bayview Financial Acquisition Trust, Series 2006-D, Class 1A5, SUB, 5.67%, 12/28/2036 (bb)	636
319	Bayview Financial Mortgage Pass-Through Trust, Series 2006-C, Class 1A2, SUB, 5.64%, 11/28/2036 (bb)	326
5,475	Bayview Opportunity Master Fund IIIa Trust, Series 2017-RN7, Class A1, SUB, 3.10%, 09/28/2032 (e) (bb)	5,449
	Bear Stearns Asset-Backed Securities I Trust,
4,565	Series 2004-HE6, Class M2, 3.44%, 08/25/2034 (z) (bb)	4,550
1,936	Series 2004-HE11, Class M2, 3.14%, 12/25/2034 (z) (bb)	1,985
	Bear Stearns Asset-Backed Securities Trust,
691	Series 2003-1, Class M1, 3.21%, 11/25/2042 (z) (bb)	661
451	Series 2003-SD1, Class A, 2.46%, 12/25/2033 (z) (bb)	444
869	Series 2003-SD1, Class M1, 2.84%, 12/25/2033 (z) (bb)	839
1,532	Series 2004-HE2, Class M2, 3.36%, 03/25/2034 (z) (bb)	1,497

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
1,811	Series 2004-SD4, Class A1, 2.46%, 08/25/2044 (z) (bb)	1,790
553	CDC Mortgage Capital Trust, Series 2003-HE1, Class M1, 2.91%, 08/25/2033 (z)	551
	Centex Home Equity Loan Trust,
5,115	Series 2004-A, Class M1, 2.16%, 01/25/2034 (z) (bb)	5,067
722	Series 2004-C, Class M2, 2.36%, 06/25/2034 (z) (bb)	715
603	Series 2004-D, Class MF2, SUB, 5.56%, 09/25/2034 (bb)	590
1,640	Series 2004-D, Class MF3, SUB, 5.76%, 09/25/2034 (bb)	1,324
234	Series 2004-D, Class MV2, 2.25%, 09/25/2034 (z) (bb)	231
	Chase Funding Loan Acquisition Trust,
1,116	Series 2004-AQ1, Class M1, 2.66%, 05/25/2034 (z) (bb)	1,064
1,305	Series 2004-OPT1, Class M2, 3.06%, 06/25/2034 (z) (bb)	1,294
	Chase Funding Trust,
1,307	Series 2003-4, Class 1A5, SUB, 5.25%, 05/25/2033 (bb)	1,324
151	Series 2003-4, Class 2M1, 2.46%, 03/25/2033 (z) (bb)	145
380	Series 2003-5, Class 1M2, 5.64%, 09/25/2032 (z) (bb)	328
2,345	Series 2003-6, Class 2A2, 2.14%, 11/25/2034 (z) (bb)	2,282
2,123	Series 2003-6, Class 2M1, 2.31%, 11/25/2034 (z) (bb)	2,040
841	Series 2004-1, Class 1M1, 4.73%, 05/25/2033 (bb)	842
827	Series 2004-1, Class 2M1, 2.31%, 09/25/2033 (z) (bb)	810
1,871	Series 2004-2, Class 1M1, 5.70%, 02/26/2035 (z) (bb)	1,882
1,320	CHEC Loan Trust, Series 2004-1, Class M1, 2.46%, 07/25/2034 (z) (bb)	1,215
	Citigroup Mortgage Loan Trust, Inc.,
289	Series 2005-OPT1, Class M4, 2.61%, 02/25/2035 (z) (bb)	272
90	Series 2005-WF2, Class AF7, SUB, 5.25%, 08/25/2035 (bb)	90
24	Continental Airlines Pass-Through Trust, Series 2004-ERJ1, 9.56%, 09/01/2019	25
	Countrywide Asset-Backed Certificates,
13	Series 2002-3, Class M1, 2.69%, 03/25/2032 (z) (bb)	13

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
898	Series 2002-4, Class M1, 2.69%, 12/25/2032 (z) (bb)	890
1,311	Series 2003-3, Class 3A, 2.10%, 11/25/2033 (z) (bb)	1,243
7,789	Series 2004-2, Class M1, 2.31%, 05/25/2034 (z) (bb)	7,777
2,406	Series 2004-3, Class M1, 2.31%, 06/25/2034 (z) (bb)	2,336
582	Series 2004-3, Class M2, 2.39%, 06/25/2034 (z) (bb)	578
1,173	Series 2004-BC1, Class M1, 2.31%, 02/25/2034 (z)	1,167
246	Series 2004-BC4, Class M1, 2.61%, 11/25/2034 (z) (bb)	246
766	Series 2004-ECC2, Class M2, 2.54%, 12/25/2034 (z) (bb)	767
3,000	Series 2005-12, Class M2, 2.05%, 02/25/2036 (z) (bb)	2,997
4,192	Series 2005-AB3, Class 1A1, 2.06%, 02/25/2036 (z) (bb)	4,129
8,014	Series 2006-19, Class 2A2, 1.72%, 03/25/2037 (z) (bb)	7,939
1,043	Countrywide Partnership Trust, Series 2004-EC1, Class M2, 2.51%, 01/25/2035 (z) (bb)	1,041
	Credit-Based Asset Servicing & Securitization LLC,
2,341	Series 2003-CB6, Class M1, 2.61%, 12/25/2033 (z) (bb)	2,305
1,396	Series 2004-CB2, Class M1, 2.34%, 07/25/2033 (z) (bb)	1,318
193	Series 2005-CB8, Class AF2, SUB, 3.81%, 12/25/2035 (bb)	192
1,309	CWABS Asset-Backed Certificates Trust, Series 2005-11, Class AF6, 4.58%, 02/25/2036 (z) (bb)	1,340
	CWABS, Inc. Asset-Backed Certificates,
3,154	Series 2003-BC1, Class A1, 2.36%, 03/25/2033 (z) (bb)	3,109
684	Series 2004-1, Class M2, 2.39%, 03/25/2034 (z) (bb)	680
1,229	Series 2004-1, Class M3, 2.54%, 02/25/2034 (z) (bb)	1,224
	CWABS, Inc. Asset-Backed Certificates Trust,
1,814	Series 2004-5, Class M2, 2.57%, 07/25/2034 (z) (bb)	1,815
702	Series 2004-6, Class M2, 2.54%, 10/25/2034 (z) (bb)	695

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
389	Equity One Mortgage Pass-Through Trust, Series 2003-4, Class M1, SUB, 5.87%, 10/25/2034 (bb)	387
8,158	FFMLT Trust, Series 2005-FF11, Class M1, 2.21%, 11/25/2035 (z) (bb)	8,137
186	Finance America Mortgage Loan Trust, Series 2004-3, Class M2, 2.51%, 11/25/2034 (z) (bb)	173
821	First Franklin Mortgage Loan, Asset-Backed Certificates, Series 2004-FF3, Class M1, 2.39%, 05/25/2034 (z) (bb)	810
	First Franklin Mortgage Loan Trust,
4,641	Series 2003-FF5, Class M1, 2.46%, 03/25/2034 (z) (bb)	4,650
2,053	Series 2004-FF5, Class A1, 2.28%, 08/25/2034 (z) (bb)	2,000
10,868	Series 2005-FF10, Class A1, 1.86%, 11/25/2035 (z) (bb)	10,511
761	Series 2005-FF10, Class A4, 1.88%, 11/25/2035 (z)	762
978	Series 2006-FF8, Class IIA3, 1.71%, 07/25/2036 (z) (bb)	971
	Fremont Home Loan Trust,
2,185	Series 2002-1, Class M1, 2.81%, 08/25/2033 (z)	2,202
1,947	Series 2003-A, Class M1, 2.54%, 08/25/2033 (z) (bb)	1,880
1,402	Series 2004-2, Class M2, 2.49%, 07/25/2034 (z)	1,412
3,595	Series 2004-A, Class M1, 2.39%, 01/25/2034 (z) (bb)	3,558
495	Series 2004-B, Class M2, 2.51%, 05/25/2034 (z) (bb)	497
844	Series 2004-C, Class M1, 2.54%, 08/25/2034 (z) (bb)	845
1,799	Series 2004-D, Class M1, 2.43%, 11/25/2034 (z)	1,777
691	Series 2004-D, Class M2, 2.46%, 11/25/2034 (z)	685
	GCAT LLC,
4,313	Series 2017-3, Class A1, SUB, 3.35%, 04/25/2047 (e) (bb)	4,305
2,547	Series 2017-5, Class A1, SUB, 3.23%, 07/25/2047 (e) (bb)	2,542
777	GSAA Home Equity Trust, Series 2005-6, Class A3, 1.93%, 06/25/2035 (z) (bb)	783
	GSAMP Trust,
2,103	Series 2003-HE1, Class M1, 2.81%, 06/20/2033 (z) (bb)	2,125

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
1,289	Series 2003-SEA, Class A1, 1.96%, 02/25/2033 (z) (bb)	1,269
504	Series 2005-HE3, Class M2, 2.57%, 06/25/2035 (z) (bb)	507
1,790	Series 2005-NC1, Class M1, 2.24%, 02/25/2035 (z) (bb)	1,798
3,094	Series 2006-FM1, Class A2C, 1.72%, 04/25/2036 (z) (bb)	2,292
5,665	Series 2006-HE3, Class A2C, 1.72%, 05/25/2046 (z)	5,583
1,789	Series 2006-HE4, Class A2C, 1.71%, 06/25/2036 (z) (bb)	1,771
6,195	Series 2007-SEA1, Class A, 1.86%, 12/25/2036 (e) (z) (bb)	5,978
	Home Equity Asset Trust,
3,538	Series 2002-5, Class M1, 3.26%, 05/25/2033 (z) (bb)	3,521
864	Series 2003-3, Class M1, 2.85%, 08/25/2033 (z) (bb)	852
443	Series 2004-6, Class M2, 2.46%, 12/25/2034 (z) (bb)	435
3,875	Series 2005-7, Class M1, 2.01%, 01/25/2036 (z) (bb)	3,888
	Home Equity Mortgage Loan Asset-Backed Trust,
517	Series 2004-B, Class M2, 2.69%, 11/25/2034 (z) (bb)	517
8,492	Series 2004-C, Class M1, 2.40%, 03/25/2035 (z)	8,458
944	Series 2004-C, Class M2, 2.46%, 03/25/2035 (z) (bb)	936
1,136	Series 2006-B, Class 2A3, 1.75%, 06/25/2036 (z) (bb)	1,104
	Long Beach Mortgage Loan Trust,
743	Series 2001-2, Class M1, 2.40%, 07/25/2031 (z) (bb)	743
2,533	Series 2002-5, Class M1, 2.81%, 11/25/2032 (z) (bb)	2,521
299	Series 2003-4, Class M1, 2.58%, 08/25/2033 (z) (bb)	300
818	Series 2004-3, Class M2, 2.46%, 07/25/2034 (z) (bb)	817
534	Series 2004-3, Class M4, 3.17%, 07/25/2034 (z) (bb)	539
574	Series 2004-3, Class M6, 3.70%, 07/25/2034 (z)	548
1,731	Series 2004-4, Class M1, 2.46%, 10/25/2034 (z)	1,728
119	Series 2005-WL2, Class M1, 2.27%, 08/25/2035 (z) (bb)	120

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
	MASTR Asset-Backed Securities Trust,
2,737	Series 2003-OPT1, Class M3, 5.69%, 12/25/2032 (z) (bb)	2,855
1,007	Series 2004-OPT2, Class M1, 2.46%, 09/25/2034 (z) (bb)	993
885	Series 2004-OPT2, Class M2, 2.54%, 09/25/2034 (z) (bb)	864
1,662	Series 2005-NC1, Class M2, 2.31%, 12/25/2034 (z) (bb)	1,676
932	Series 2005-NC1, Class M4, 2.70%, 12/25/2034 (z) (bb)	902
	Merrill Lynch Mortgage Investors Trust,
429	Series 2003-OPT1, Class M1, 2.54%, 07/25/2034 (z) (bb)	421
321	Series 2004-HE2, Class M1, 2.76%, 08/25/2035 (z) (bb)	323
90	Series 2004-WMC5, Class M5, 3.29%, 07/25/2035 (z) (bb)	90
1,854	Series 2005-FM1, Class M1, 2.04%, 05/25/2036 (z)	1,816
7,924	MFA Trust, Series 2017-NPL1, Class A1, SUB, 3.35%, 11/25/2047 (e) (bb)	7,879
	Morgan Stanley ABS Capital I, Inc. Trust,
953	Series 2003-NC10, Class M1, 2.58%, 10/25/2033 (z) (bb)	944
5,499	Series 2004-HE1, Class M1, 2.42%, 01/25/2034 (z) (bb)	5,451
324	Series 2004-HE2, Class M2, 3.36%, 03/25/2034 (z) (bb)	302
1,033	Series 2004-HE2, Class M3, 3.74%, 03/25/2034 (z) (bb)	671
3,791	Series 2004-HE3, Class M1, 2.42%, 03/25/2034 (z) (bb)	3,687
1,305	Series 2004-HE3, Class M2, 3.44%, 03/25/2034 (z) (bb)	1,265
1,035	Series 2004-HE6, Class M1, 2.39%, 08/25/2034 (z)	1,042
1,184	Series 2004-HE6, Class M2, 2.46%, 08/25/2034 (z) (bb)	1,183
784	Series 2004-HE6, Class M3, 2.54%, 08/25/2034 (z) (bb)	785
457	Series 2004-HE7, Class M2, 2.51%, 08/25/2034 (z) (bb)	462
77	Series 2004-HE7, Class M3, 2.58%, 08/25/2034 (z) (bb)	77
2,587	Series 2004-HE8, Class M1, 2.52%, 09/25/2034 (z) (bb)	2,614
404	Series 2004-HE8, Class M2, 2.58%, 09/25/2034 (z) (bb)	410

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
710	Series 2004-HE8, Class M3, 2.69%, 09/25/2034 (z) (bb)	713
2,427	Series 2004-NC3, Class M1, 2.36%, 03/25/2034 (z) (bb)	2,392
4,852	Series 2004-NC5, Class M1, 2.46%, 05/25/2034 (z) (bb)	4,823
646	Series 2004-NC6, Class M2, 3.44%, 07/25/2034 (z) (bb)	615
602	Series 2004-NC8, Class M3, 2.67%, 09/25/2034 (z) (bb)	593
897	Series 2004-OP1, Class M2, 2.48%, 11/25/2034 (z) (bb)	892
852	Series 2004-OP1, Class M3, 2.58%, 11/25/2034 (z) (bb)	845
1,946	Series 2004-WMC2, Class M1, 2.48%, 07/25/2034 (z) (bb)	1,942
777	Series 2004-WMC2, Class M2, 3.36%, 07/25/2034 (z) (bb)	765
3,341	Series 2004-WMC3, Class M2, 2.36%, 01/25/2035 (z) (bb)	3,305
409	Series 2005-HE1, Class M2, 2.27%, 12/25/2034 (z) (bb)	379
1,106	Series 2005-HE1, Class M3, 2.34%, 12/25/2034 (z) (bb)	1,021
263	Series 2005-NC1, Class M3, 2.33%, 01/25/2035 (z) (bb)	251
4,536	Morgan Stanley Mortgage Loan Trust, Series 2007-5AX, Class 2A2, 1.71%, 02/25/2037 (z)	2,421
	New Century Home Equity Loan Trust,
365	Series 2003-3, Class M1, 2.75%, 07/25/2033 (z) (bb)	364
793	Series 2003-B, Class M2, 4.04%, 11/25/2033 (z)	797
2,812	Series 2004-1, Class M1, 2.45%, 05/25/2034 (z)	2,792
200	Series 2004-2, Class M2, 2.49%, 08/25/2034 (z) (bb)	199
932	Series 2004-2, Class M4, 3.36%, 08/25/2034 (z) (bb)	936
795	Series 2004-2, Class M6, 3.81%, 08/25/2034 (z) (bb)	798
1,341	Series 2004-3, Class M2, 2.54%, 11/25/2034 (z) (bb)	1,337
423	Series 2004-3, Class M3, 2.63%, 11/25/2034 (z) (bb)	426
4,735	Series 2004-4, Class M1, 2.33%, 02/25/2035 (z) (bb)	4,694
529	Series 2004-4, Class M2, 2.36%, 02/25/2035 (z) (bb)	524

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States –– continued
292	Series 2005-1, Class M3, 2.34%, 03/25/2035 (z) (bb)	269
2,338	Series 2006-2, Class A2B, 1.72%, 08/25/2036 (z) (bb)	2,174
	NovaStar Mortgage Funding Trust,
1,191	Series 2003-2, Class M2, 4.34%, 09/25/2033 (z) (bb)	1,182
144	Series 2003-3, Class M2, 4.04%, 12/25/2033 (z) (bb)	143
4,055	Series 2004-2, Class M4, 3.36%, 09/25/2034 (z) (bb)	3,984
	Oak Hill Advisors Residential Loan Trust,
6,193	Series 2017-NPL1, Class A1, SUB, 3.00%, 06/25/2057 (e) (bb)	6,167
4,838	Series 2017-NPL2, Class A1, SUB, 3.00%, 07/25/2057 (e) (bb)	4,823
	Option One Mortgage Acceptance Corp. Asset-Backed Certificates,
5,956	Series 2003-5, Class A1, 2.20%, 08/25/2033 (z) (bb)	5,730
463	Series 2003-5, Class A2, 2.20%, 08/25/2033 (z) (bb)	453
268	Series 2003-5, Class M2, 3.89%, 08/25/2033 (z) (bb)	244
	Option One Mortgage Loan Trust,
4,431	Series 2002-3, Class A1, 2.06%, 08/25/2032 (z) (bb)	4,327
746	Series 2002-3, Class A2, 2.10%, 08/25/2032 (z) (bb)	729
652	Series 2004-3, Class M2, 2.42%, 11/25/2034 (z) (bb)	652
1,910	People’s Choice Home Loan Securities Trust, Series 2004-2, Class M3, 3.29%, 10/25/2034 (z) (bb)	1,896
	Pretium Mortgage Credit Partners I LLC,
12,871	Series 2017-NPL1, Class A1, SUB, 3.50%, 04/29/2032 (e) (bb)	12,861
6,000	Series 2017-NPL1, Class A2, SUB, 5.50%, 04/29/2032 (e) (bb)	5,822
9,618	Series 2017-NPL2, Class A1, SUB, 3.25%, 03/28/2057 (e) (bb)	9,601
2,696	Series 2017-NPL2, Class A2, SUB, 5.50%, 03/28/2057 (e) (bb)	2,651
5,074	Series 2017-NPL3, Class A1, SUB, 3.25%, 06/29/2032 (e) (bb)	5,059
8,039	Series 2017-NPL4, Class A1, SUB, 3.25%, 08/27/2032 (e) (bb)	8,004
13,455	Series 2017-NPL5, Class A1, 3.33%, 12/30/2032 (e) (z)	13,379

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
7,000	Series 2018-NPL1, Class A1, SUB, 3.37%, 01/27/2033 (e)	7,000
1,044	RAAC Trust, Series 2005-RP3, Class M1, 2.36%, 05/25/2039 (e) (z) (bb)	1,036
	RAMP Trust,
545	Series 2002-RS2, Class AI5, 6.03%, 03/25/2032 (z) (bb)	553
5,500	Series 2006-RZ3, Class M1, 1.91%, 08/25/2036 (z)	5,165
	RASC Trust,
632	Series 2001-KS3, Class AII, 2.02%, 09/25/2031 (z) (bb)	619
2,987	Series 2005-EMX1, Class M1, 2.21%, 03/25/2035 (z) (bb)	2,995
1,462	Series 2005-KS2, Class M1, 2.21%, 03/25/2035 (z) (bb)	1,463
783	Series 2006-KS5, Class A3, 1.72%, 07/25/2036 (z) (bb)	783
	Renaissance Home Equity Loan Trust,
1,328	Series 2002-3, Class M1, 3.06%, 12/25/2032 (z) (bb)	1,329
413	Series 2003-1, Class M1, 3.06%, 06/25/2033 (z) (bb)	405
1,387	Series 2003-3, Class M1, 2.29%, 12/25/2033 (z) (bb)	1,354
1,262	Series 2003-3, Class M2F, SUB, 5.68%, 12/25/2033 (bb)	1,306
2,082	Series 2003-4, Class M1, 2.41%, 03/25/2034 (z) (bb)	2,075
986	Series 2003-4, Class M2F, SUB, 6.24%, 03/25/2034 (bb)	939
657	Series 2004-1, Class M1, 2.43%, 05/25/2034 (z) (bb)	633
394	Series 2005-1, Class AF6, SUB, 4.97%, 05/25/2035 (bb)	403
1,070	Series 2005-2, Class AV3, 1.93%, 08/25/2035 (z) (bb)	1,019
659	Series 2005-4, Class A3, SUB, 5.57%, 02/25/2036	659
680	SASCO Mortgage Loan Trust, Series 2004-GEL3, Class M1, 3.14%, 08/25/2034 (z) (bb)	676
	Saxon Asset Securities Trust,
4,952	Series 2003-3, Class M1, 2.54%, 12/25/2033 (z) (bb)	4,777
206	Series 2004-2, Class AF3, 4.42%, 08/25/2035 (z) (bb)	210
1,826	Series 2004-2, Class MV2, 3.36%, 08/25/2035 (z) (bb)	1,829

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
		United States –– continued
3,766		Series 2005-2, Class M2, 2.22%, 10/25/2035 (z)	3,593
		Securitized Asset-Backed Receivables LLC Trust,
2,434		Series 2004-NC1, Class M1, 2.34%, 02/25/2034 (z) (bb)	2,453
793		Series 2004-OP1, Class M2, 3.21%, 02/25/2034 (z) (bb)	781
3,426		Series 2004-OP2, Class M1, 2.54%, 08/25/2034 (z) (bb)	3,381
1,072		Series 2005-FR2, Class M2, 2.54%, 03/25/2035 (z) (bb)	1,073
1,730		Series 2005-OP1, Class M2, 2.24%, 01/25/2035 (z) (bb)	1,698
2,337		Soundview Home Loan Trust, Series 2006-OPT3, Class 2A3, 1.73%, 06/25/2036 (z) (bb)	2,309
		Specialty Underwriting & Residential Finance Trust,
1,466		Series 2004-BC1, Class M2, 3.17%, 02/25/2035 (z) (bb)	1,455
1,273		Series 2004-BC3, Class M1, 2.49%, 07/25/2035 (z) (bb)	1,267
2,728		Stanwich Mortgage Loan Co. LLC, Series 2017-NPA1, Class A1, SUB, 3.60%, 03/16/2022 (e) (bb)	2,741
		Structured Asset Investment Loan Trust,
292		Series 2003-BC3, Class M1, 2.99%, 04/25/2033 (z) (bb)	291
792		Series 2003-BC6, Class M1, 2.69%, 07/25/2033 (z) (bb)	791
1,062		Series 2003-BC7, Class M1, 2.69%, 07/25/2033 (z) (bb)	1,058
748		Series 2003-BC11, Class M2, 4.11%, 10/25/2033 (z) (bb)	758
808		Series 2003-BC12, Class M1, 2.54%, 11/25/2033 (z) (bb)	782
1,895		Series 2004-1, Class M1, 2.54%, 02/25/2034 (z) (bb)	1,860
—	(h)	Series 2004-1, Class M2, 4.26%, 02/25/2034 (z) (bb)	—	(h)
2,338		Series 2004-5, Class M3, 2.49%, 05/25/2034 (z) (bb)	2,256
2,060		Series 2004-6, Class M1, 2.46%, 07/25/2034 (z) (bb)	2,033
1,329		Series 2004-7, Class M1, 2.61%, 08/25/2034 (z) (bb)	1,249
493		Series 2004-8, Class M2, 2.49%, 09/25/2034 (z) (bb)	494

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
236	Series 2004-BNC1, Class A5, 2.80%, 09/25/2034 (z) (bb)	238
1,644	Series 2005-HE2, Class M1, 2.28%, 07/25/2035 (z) (bb)	1,650
	Structured Asset Securities Corp. Mortgage Loan Trust,
4,595	Series 2006-BC4, Class A4, 1.73%, 12/25/2036 (z) (bb)	4,447
9,652	Series 2006-BC6, Class A4, 1.73%, 01/25/2037 (z)	9,345
3,822	Structured Asset Securities Corp. Pass-Through Certificates, Series 2002-AL1, Class A3, 3.45%, 02/25/2032 (bb)	3,750
1,591	VOLT LIV LLC, Series 2017-NPL1, Class A1, SUB, 3.50%, 02/25/2047 (e) (bb)	1,600
	VOLT LIX LLC,
5,819	Series 2017-NPL6, Class A1, SUB, 3.25%, 05/25/2047 (e) (bb)	5,817
2,000	Series 2017-NPL6, Class A2, SUB, 5.37%, 05/25/2047 (e) (bb)	2,001
6,246	VOLT LVI LLC, Series 2017-NPL3, Class A1, SUB, 3.50%, 03/25/2047 (e) (bb)	6,286
5,244	VOLT LVII LLC, Series 2017-NPL4, Class A1, SUB, 3.38%, 04/25/2047 (e) (bb)	5,255
2,843	VOLT LVIII LLC, Series 2017-NPL5, Class A1, SUB, 3.38%, 05/28/2047 (e) (bb)	2,844
	VOLT LX LLC,
6,737	Series 2017-NPL7, Class A1, SUB, 3.25%, 06/25/2047 (e) (bb)	6,732
14,000	Series 2017-NPL7, Class A2, SUB, 5.37%, 06/25/2047 (e) (bb)	13,915
	VOLT LXI LLC,
5,817	Series 2017-NPL8, Class A1, SUB, 3.13%, 06/25/2047 (e) (bb)	5,807
8,500	Series 2017-NPL8, Class A2, SUB, 5.00%, 06/25/2047 (e) (bb)	8,416
6,750	VOLT LXII LLC, Series 2017-NPL9, Class A1, SUB, 3.13%, 09/25/2047 (e) (bb)	6,733
3,300	VOLT LXIII LLC, Series 2017-NP10, Class A1, SUB, 3.00%, 10/25/2047 (e)	3,302
3,720	VOLT LXIV LLC, Series 2017-NP11, Class A1, SUB, 3.38%, 10/25/2047 (e) (bb)	3,720
2,507	VOLT XXV LLC, Series 2015-NPL8, Class A1, SUB, 3.50%, 06/26/2045 (e) (bb)	2,509
2,838	VOLT XXXVIII LLC, Series 2015-NP12, Class A1, SUB, 3.88%, 09/25/2045 (e) (bb)	2,841

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Asset-Backed Securities — continued
	United States — continued
	Wells Fargo Home Equity Asset-Backed Securities Trust,
18	Series 2004-2, Class A21B, 2.40%, 10/25/2034 (z) (bb)	18
858	Series 2004-2, Class M1, 2.46%, 10/25/2034 (z) (bb)	853
1,326	Series 2004-2, Class M4, 3.36%, 10/25/2034 (z)	1,282
639	Series 2004-2, Class M5, 3.44%, 10/25/2034 (z) (bb)	621
290	Series 2004-2, Class M8A, 6.06%, 10/25/2034 (e) (z) (bb)	278
290	Series 2004-2, Class M8B, 5.00%, 10/25/2034 (e) (z) (bb)	264
	Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates,
444	Series 2004-1, Class M2, 2.19%, 04/25/2034 (z) (bb)	412
689	Series 2004-1, Class M4, 2.71%, 04/25/2034 (z) (bb)	635

	Total Asset-Backed Securities (Cost $529,163)	555,335

Collateralized Mortgage Obligations — 3.4%
	Cayman Islands — 0.0% (g)
1,345	LSTAR Securities Investment Ltd., Series 2017-7, Class A, 0.03%, 10/01/2022 (e) (z)	1,339

	United States — 3.4%
	Adjustable Rate Mortgage Trust
4,096	Series 2004-2, Class 6A1, 3.60%, 02/25/2035 (z)	4,121
4,750	Series 2004-4, Class 4A1, 3.46%, 03/25/2035 (z)	4,784
1,509	Series 2005-2, Class 3A1, 3.69%, 06/25/2035 (z)	1,482
	Alternative Loan Trust
795	Series 2004-12CB, Class 2A1, 6.00%, 06/25/2034	811
35	Series 2004-16CB, Class 2A1, 5.00%, 08/25/2019	35
6,839	Series 2004-25CB, Class A1, 6.00%, 12/25/2034	7,030
457	Series 2004-27CB, Class A1, 6.00%, 12/25/2034	461
654	Series 2004-28CB, Class 2A4, 5.75%, 01/25/2035	656

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
72	Series 2004-28CB, Class 4A1, 5.00%, 01/25/2020	72
1,269	Series 2004-28CB, Class 6A1, 6.00%, 01/25/2035	1,267
4,422	Series 2004-32CB, Class 2A5, 5.50%, 02/25/2035	4,482
139	Series 2005-3CB, Class 1A4, 5.25%, 03/25/2035	137
12,520	Series 2005-3CB, Class 1A13, 5.50%, 03/25/2035	11,933
5,400	Series 2005-6CB, Class 1A4, 5.50%, 04/25/2035	5,222
615	Series 2005-6CB, Class 1A6, 5.50%, 04/25/2035	621
5,304	Series 2005-10CB, Class 1A5, 5.50%, 05/25/2035	5,044
3,049	Series 2005-10CB, Class 1A8, 5.50%, 05/25/2035	2,999
2,326	Series 2005-13CB, Class A4, 5.50%, 05/25/2035	2,321
268	Series 2005-20CB, Class 1A1, 5.50%, 07/25/2035	256
1,212	Series 2005-21CB, Class A4, 5.25%, 06/25/2035	1,171
5,391	Series 2005-21CB, Class A17, 6.00%, 06/25/2035	5,391
2,636	Series 2005-23CB, Class A15, 5.50%, 07/25/2035	2,483
41	Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	41
1,072	Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	1,073
2,713	Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	2,716
8,144	Series 2005-80CB, Class 5A1, 6.00%, 02/25/2036	8,223
713	Series 2005-85CB, Class 3A2, 5.25%, 02/25/2021	697
575	Series 2005-86CB, Class A4, 5.50%, 02/25/2036	512
225	Series 2005-J1, Class 3A1, 6.50%, 08/25/2032	233
8,245	Series 2005-J2, Class 1A5, 2.06%, 04/25/2035 (z)	7,293
218	Series 2005-J3, Class 3A1, 6.50%, 09/25/2034	217
373	Series 2005-J6, Class 2A1, 5.50%, 07/25/2025	369
427	Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	421

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
504	Series 2005-J14, Class A3, 5.50%, 12/25/2035	431
1,371	Series 2006-4CB, Class 2A5, 5.50%, 04/25/2036	1,309
2,121	Series 2006-14CB, Class A1, 6.00%, 06/25/2036	1,856
853	Series 2006-19CB, Class A15, 6.00%, 08/25/2036	758
390	Series 2006-25CB, Class A2, 6.00%, 10/25/2036	343
235	Series 2006-J1, Class 1A13, 5.50%, 02/25/2036	215
542	Series 2006-J3, Class 4A1, 5.75%, 05/25/2026	484
269	Series 2007-8CB, Class A9, 6.00%, 05/25/2037	235
227	Series 2007-19, Class 1A8, 6.00%, 08/25/2037	186
236	Series 2007-25, Class 2A1, 6.00%, 11/25/2022	228
49	Series 2007-9T1, Class 3A1, 5.50%, 05/25/2022	37
	American Home Mortgage Investment Trust
323	Series 2005-1, Class 6A, 3.82%, 06/25/2045 (z)	326
7,192	Series 2007-2, Class 12A1, 1.83%, 03/25/2037 (z)	4,844
	Banc of America Alternative Loan Trust
474	Series 2004-12, Class 4A1, 5.50%, 01/25/2020	477
95	Series 2005-3, Class 2A1, 5.50%, 04/25/2020	96
103	Series 2005-4, Class 3A1, 5.50%, 05/25/2020	103
74	Series 2005-6, Class 5A4, 5.50%, 07/25/2035	67
74	Series 2005-6, Class 7A1, 5.50%, 07/25/2020	70
900	Series 2005-11, Class 4A5, 5.75%, 12/25/2035	820
425	Series 2005-12, Class 5A1, 5.25%, 01/25/2021	417
12	Series 2006-4, Class 2A1, 6.00%, 05/25/2021	12
1,031	Series 2006-4, Class 3CB4, 6.00%, 05/25/2046	999
4,370	Series 2006-4, Class 4CB1, 6.50%, 05/25/2046	4,497
672	Series 2006-5, Class CB7, 6.00%, 06/25/2046	619

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Banc of America Funding Trust
2,855	Series 2005-6, Class 1A2, 5.50%, 10/25/2035	2,723
855	Series 2005-7, Class 4A7, 6.00%, 11/25/2035	868
674	Series 2006-2, Class 2A20, 5.75%, 03/25/2036	654
1,619	Series 2006-A, Class 1A1, 3.64%, 02/20/2036 (z)	1,603
123	Series 2007-4, Class 8A1, 5.50%, 11/25/2034	115
5,445	Series 2007-5, Class 4A1, 1.93%, 07/25/2037 (z)	3,591
	Banc of America Mortgage Trust
882	Series 2004-A, Class 2A2, 3.69%, 02/25/2034 (z)	881
471	Series 2007-3, Class 1A1, 6.00%, 09/25/2037	455
475	Bear Stearns ALT-A Trust, Series 2006-8, Class 3A1, 1.72%, 02/25/2034 (z)	441
567	Bear Stearns ARM Trust, Series 2005-2, Class A2, 4.06%, 03/25/2035 (z)	573
731	Bear Stearns Asset-Backed Securities I Trust, Series 2004-AC5, Class M1, 2.57%, 10/25/2034 (z) (bb)	258
	Chase Mortgage Finance Trust
1,726	Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,441
1,221	Series 2006-S4, Class A5, 6.00%, 12/25/2036	1,039
9,913	Series 2007-A2, Class 3A1, 3.72%, 07/25/2037 (z)	9,971
327	Series 2007-S2, Class 1A8, 6.00%, 03/25/2037	278
	CHL Mortgage Pass-Through Trust
180	Series 2003-27, Class A1, 3.82%, 06/25/2033 (z)	181
353	Series 2003-37, Class 2A1, 3.57%, 09/25/2033 (z)	353
4,371	Series 2004-25, Class 2A1, 2.24%, 02/25/2035 (z)	4,227
6	Series 2005-5, Class A2, 5.50%, 03/25/2035	6
221	Series 2005-20, Class A7, 5.25%, 12/25/2027	212
3,141	Series 2005-26, Class 1A11, 5.50%, 11/25/2035	2,847
288	Series 2005-30, Class A5, 5.50%, 01/25/2036	273

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
1,764	Series 2005-31, Class 2A1, 3.28%, 01/25/2036 (z)	1,677
2,130	Series 2006-10, Class 1A16, 6.00%, 05/25/2036	1,832
141	Series 2006-15, Class A1, 6.25%, 10/25/2036	122
607	Series 2006-17, Class A2, 6.00%, 12/25/2036	518
3,656	Series 2006-18, Class 2A4, 6.00%, 12/25/2036	3,291
4,451	Series 2006-HYB1, Class 2A2C, 3.25%, 03/20/2036 (z)	4,084
1,709	Series 2006-HYB2, Class 2A1B, 3.35%, 04/20/2036 (z)	1,574
201	Series 2006-J2, Class 1A1, 6.00%, 04/25/2036	187
214	Series 2007-2, Class A2, 6.00%, 03/25/2037	187
1,729	Series 2007-3, Class A18, 6.00%, 04/25/2037	1,519
193	Series 2007-10, Class A4, 5.50%, 07/25/2037	163
474	Series 2007-13, Class A4, 6.00%, 08/25/2037	421
3,890	Series 2007-16, Class A1, 6.50%, 10/25/2037	3,365
744	Series 2007-18, Class 2A1, 6.50%, 11/25/2037	609
1,037	Citicorp Mortgage Securities Trust, Series 2007-4, Class 1A9, 6.00%, 05/25/2037	1,001
	Citigroup Mortgage Loan Trust
336	Series 2005-3, Class 2A2A, 3.49%, 08/25/2035 (z)	337
648	Series 2005-11, Class A2A, 3.63%, 10/25/2035 (z)	654
2,671	Series 2006-AR3, Class 1A1A, 3.51%, 06/25/2036 (z)	2,670
1,387	Series 2006-AR5, Class 1A5A, 3.58%, 07/25/2036 (z)	1,323
	Citigroup Mortgage Loan Trust, Inc.
901	Series 2005-4, Class A, 3.55%, 08/25/2035 (z)	894
1,062	Series 2005-6, Class A1, 3.41%, 09/25/2035 (z)	1,074
866	Series 2005-9, Class 2A2, 5.50%, 11/25/2035	867
1,087	Series 2006-8, Class A3, 1.91%, 10/25/2035 (e) (z)	869

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	CSFB Mortgage-Backed Pass-Through Certificates
465	Series 2003-29, Class 3A1, 5.50%, 12/25/2033	483
5,867	Series 2004-4, Class 4A1, 5.50%, 08/25/2034	5,991
174	Series 2004-8, Class 4A3, 5.50%, 12/25/2034	176
688	Series 2004-AR4, Class 2A1, 3.53%, 05/25/2034 (z)	701
4,303	Series 2004-AR4, Class 4A1, 3.48%, 05/25/2034 (z)	4,382
961	Series 2004-AR5, Class 6A1, 3.54%, 06/25/2034 (z)	979
5,443	Series 2005-4, Class 2A5, 2.11%, 06/25/2035 (z)	4,657
545	Series 2005-10, Class 5A3, 5.50%, 11/25/2035	533
1,812	Series 2005-10, Class 11A1, 5.50%, 11/25/2020	1,513
53	Series 2005-10, Class 12A1, 5.25%, 11/25/2020	48
2,237	CSFB Mortgage-Backed Trust, Series 2004-AR6, Class 7A1, 3.58%, 10/25/2034 (z)	2,280
	CSMC Mortgage-Backed Trust
78	Series 2006-8, Class 5A1, 5.97%, 10/25/2026 (z)	76
777	Series 2007-2, Class 3A13, 5.50%, 03/25/2037	711
154	Series 2007-3, Class 4A5, 5.00%, 04/25/2037	149
	Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
137	Series 2005-1, Class 2A1, 5.70%, 02/25/2020 (z)	137
47	Series 2005-2, Class 2A1, 1.86%, 03/25/2020 (z)	46
3,367	DSLA Mortgage Loan Trust, Series 2005-AR4, Class 2A1A, 1.82%, 08/19/2045 (z)	3,166
	FHLMC Structured Agency Credit Risk Debt Notes
3,000	Series 2016-DNA3, Class M2, 3.56%, 12/25/2028 (z)	3,056
3,000	Series 2017-DNA1, Class M2, 4.81%, 07/25/2029 (z)	3,251
4,000	Series 2017-DNA2, Class M2, 5.01%, 10/25/2029 (z)	4,367
6,000	Series 2017-DNA3, Class M2, 4.06%, 03/25/2030 (z)	6,215

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States — continued
	First Horizon Alternative Mortgage Securities Trust
99	Series 2005-FA1, Class 1A4, 5.50%, 03/25/2035	95
3,351	Series 2005-FA10, Class 1A5, 5.50%, 01/25/2036	2,920
560	Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	545
	First Horizon Mortgage Pass-Through Trust
267	Series 2004-AR7, Class 4A1, 3.63%, 02/25/2035 (z)	266
2,362	Series 2005-5, Class 1A6, 5.50%, 10/25/2035	2,289
580	Series 2006-2, Class 1A3, 6.00%, 08/25/2036	520
77	Series 2006-2, Class 1A7, 6.00%, 08/25/2036	69
	FNMA, Connecticut Avenue Securities
3,834	Series 2017-C05, Class 1M1, 2.11%, 01/25/2030 (z)	3,838
3,000	Series 2017-C05, Class 1M2, 3.76%, 01/25/2030 (z)	3,043
	GMACM Mortgage Loan Trust
813	Series 2004-AR2, Class 3A, 4.07%, 08/19/2034 (z)	784
497	Series 2005-AR1, Class 3A, 3.92%, 03/18/2035 (z)	501
1,587	GSMSC Pass-Through Trust, Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (e) (z)	1,111
	GSR Mortgage Loan Trust
360	Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	383
387	Series 2005-1F, Class 2A3, 6.00%, 02/25/2035	380
1,847	Series 2005-6F, Class 3A18, 5.50%, 07/25/2035	1,901
190	Series 2005-AR3, Class 6A1, 3.54%, 05/25/2035 (z)	187
3,705	Series 2005-AR4, Class 3A5, 3.46%, 07/25/2035 (z)	3,573
1,188	Series 2006-1F, Class 2A16, 6.00%, 02/25/2036	1,025
1,923	Series 2006-1F, Class 2A9, 6.00%, 02/25/2036	1,659
1,176	Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	1,133
262	Series 2006-9F, Class 8A1, 5.50%, 08/25/2021	247

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
605	Series 2007-1F, Class 3A13, 6.00%, 01/25/2037	559
385	HarborView Mortgage Loan Trust, Series 2005-11, Class 2A1A, 1.87%, 08/19/2045 (z)	380
	Impac CMB Trust
1,163	Series 2004-5, Class 1A1, 2.28%, 10/25/2034 (z)	1,167
423	Series 2004-5, Class 1M2, 2.43%, 10/25/2034 (z) (bb)	400
2,638	Series 2004-6, Class 1A2, 2.34%, 10/25/2034 (z)	2,583
1,056	Series 2004-7, Class 1A2, 2.48%, 11/25/2034 (z)	1,026
4,495	Series 2004-9, Class 1A1, 2.32%, 01/25/2035 (z)	4,425
1,125	Series 2004-10, Class 2A, 2.20%, 03/25/2035 (z)	1,051
3,295	Series 2004-10, Class 3A1, 2.26%, 03/25/2035 (z)	3,102
716	Series 2005-1, Class 1A1, 2.08%, 04/25/2035 (z)	681
876	Series 2005-1, Class 1A2, 2.18%, 04/25/2035 (z)	812
832	Series 2005-2, Class 1A2, 2.18%, 04/25/2035 (z)	794
667	Series 2005-4, Class 1A1A, 2.10%, 05/25/2035 (z)	667
400	Impac Secured Assets CMN Owner Trust, Series 2003-2, Class A4, 3.75%, 08/25/2033	383
	Impac Secured Assets Trust
4,163	Series 2007-3, Class A1B, 1.80%, 09/25/2037 (z)	3,432
6,976	Series 2007-3, Class A1C, 1.92%, 09/25/2037 (z)	5,789
	IndyMac INDX Mortgage Loan Trust
542	Series 2005-AR3, Class 3A1, 3.13%, 04/25/2035 (z)	533
1,524	Series 2005-AR14, Class 2A1A, 1.86%, 07/25/2035 (z)	1,482
5,802	JP Morgan Alternative Loan Trust, Series 2006-A2, Class 1A1, 1.74%, 05/25/2036 (z)	5,482
	JP Morgan Mortgage Trust
230	Series 2004-A6, Class 1A1, 3.60%, 12/25/2034 (z)	226
762	Series 2005-A3, Class 6A6, 3.54%, 06/25/2035 (z)	748

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
836	Series 2005-A6, Class 1A2, 3.62%, 09/25/2035 (z)	844
267	Series 2005-A8, Class 1A1, 3.48%, 11/25/2035 (z)	257
3,305	Series 2005-A8, Class 4A1, 3.60%, 11/25/2035 (z)	3,294
1,199	Series 2006-A7, Class 2A4, 3.54%, 01/25/2037 (z)	1,207
158	Series 2006-S2, Class 2A1, 5.00%, 06/25/2021	151
67	Series 2006-S3, Class 2A4, 5.50%, 08/25/2021	67
440	Series 2007-A1, Class 2A2, 3.63%, 07/25/2035 (z)	445
5,920	Series 2007-S1, Class 2A17, 1.89%, 03/25/2037 (z)	3,272
67	Series 2007-S3, Class 2A3, 6.00%, 08/25/2022	69
1,569	Lehman Mortgage Trust, Series 2005-2, Class 2A5, 5.50%, 12/25/2035	1,494
	Lehman XS Trust
9,454	Series 2005-5N, Class 3A1A, 1.86%, 11/25/2035 (z)	9,065
6,438	Series 2005-7N, Class 1A1A, 1.83%, 12/25/2035 (z)	6,398
	MASTR Alternative Loan Trust
631	Series 2004-8, Class 1A1, 6.50%, 09/25/2034	686
1,608	Series 2004-12, Class 3A1, 6.00%, 12/25/2034	1,673
518	Series 2005-3, Class 1A1, 5.50%, 04/25/2035	532
350	Series 2005-5, Class 3A1, 5.75%, 08/25/2035	301
966	Series 2005-6, Class 1A2, 5.50%, 12/25/2035	930
619	Series 2006-3, Class 3A1, 5.50%, 06/25/2021	611
	Merrill Lynch Mortgage Investors Trust
141	Series 2005-1, Class 2A1, 3.23%, 04/25/2035 (z)	138
445	Series 2005-1, Class 2A2, 3.23%, 04/25/2035 (z)	432
2,026	Series 2006-1, Class 2A1, 3.23%, 02/25/2036 (z)	2,016
431	Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	364
8,566	Metlife Securitization Trust, Series 2017-1A, Class A, 3.00%, 04/25/2055 (e) (z)	8,651

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Morgan Stanley Mortgage Loan Trust
1,391	Series 2004-8AR, Class 4A1, 3.51%, 10/25/2034 (z)	1,415
884	Series 2004-9, Class 1A, 5.39%, 11/25/2034 (z)	924
94	Series 2005-4, Class 1A, 5.00%, 08/25/2035	94
1,383	Series 2006-2, Class 1A, 5.25%, 02/25/2021	1,351
	MortgageIT Trust
5,024	Series 2005-3, Class A1, 2.16%, 08/25/2035 (z)	4,905
705	Series 2005-5, Class A1, 1.82%, 12/25/2035 (z)	701
57	Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-WF1, Class 2A5, SUB, 5.16%, 03/25/2035	58
	Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
593	Series 2005-4, Class 1A2, 1.95%, 11/25/2035 (z)	583
2,817	Series 2005-5, Class 1APT, 1.84%, 12/25/2035 (z)	2,740
	Opteum Mortgage Acceptance Corp. Trust
3,107	Series 2006-1, Class 1AC1, 1.86%, 04/25/2036 (z)	2,979
869	Series 2006-1, Class 1APT, 1.77%, 04/25/2036 (z)	824
1,167	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 3.49%, 05/25/2035 (z)	1,141
	RALI Trust
20	Series 2003-QS20, Class CB, 5.00%, 11/25/2018	20
228	Series 2004-QS15, Class A2, 1.96%, 11/25/2034 (z)	226
2,642	Series 2005-QA5, Class A2, 4.64%, 04/25/2035 (z)	2,504
126	Series 2005-QS2, Class A1, 5.50%, 02/25/2035	124
2,567	Series 2005-QS6, Class A1, 5.00%, 05/25/2035	2,436
1,347	Series 2005-QS17, Class A3, 6.00%, 12/25/2035	1,315
2,278	Series 2006-QS3, Class 1A10, 6.00%, 03/25/2036	2,136
2,649	Series 2006-QS4, Class A2, 6.00%, 04/25/2036	2,425
79	Series 2006-QS18, Class 3A1, 5.75%, 12/25/2021	75

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
	Residential Asset Securitization Trust
113	Series 2004-A6, Class A1, 5.00%, 08/25/2019	112
26	Series 2004-A8, Class A1, 5.25%, 11/25/2034	27
4,250	Series 2005-A3, Class A2, 5.50%, 04/25/2035	3,748
2,510	Series 2005-A8CB, Class A11, 6.00%, 07/25/2035	2,370
203	Series 2005-A14, Class A1, 5.50%, 12/25/2035	180
	RFMSI Trust
276	Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	276
170	Series 2005-S7, Class A6, 5.50%, 11/25/2035	167
720	Series 2005-SA1, Class 3A, 3.54%, 03/25/2035 (z)	720
3,310	Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	3,130
3,426	Series 2006-SA4, Class 2A1, 4.72%, 11/25/2036 (z)	3,265
344,446	Seasoned Credit Risk Transfer Trust, Series 2017-3, Class AIO, IO, 0.25%, 07/25/2056 (e) (z) (bb)	1,581
	Sequoia Mortgage Trust
1,358	Series 2007-3, Class 1A1, 1.76%, 07/20/2036 (z)	1,292
8,500	Series 2018-2, Class A4, 3.50%, 02/25/2048 (e) (z)	8,555
	Structured Adjustable Rate Mortgage Loan Trust
972	Series 2004-16, Class 5A2, 3.51%, 11/25/2034 (z)	981
601	Series 2005-1, Class 1A1, 3.49%, 02/25/2035 (z)	581
41	Series 2005-17, Class 4A3, 3.49%, 08/25/2035 (z)	41
	Structured Asset Securities Corp. Mortgage Pass-Through Certificates
867	Series 2003-35, Class B1, 5.46%, 12/25/2033 (z) (bb)	809
6,233	Series 2004-10, Class 1A1, 5.18%, 06/25/2034 (z)	6,364
	WaMu Mortgage Pass-Through Certificates Trust
1,654	Series 2004-AR10, Class A1B, 1.98%, 07/25/2044 (z)	1,657
2,022	Series 2004-AR11, Class A, 3.28%, 10/25/2034 (z)	2,027

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
5,394	Series 2005-AR5, Class A6, 3.04%, 05/25/2035 (z)	5,432
1,975	Series 2005-AR7, Class A3, 3.26%, 08/25/2035 (z)	1,987
2,936	Series 2005-AR14, Class 1A3, 3.36%, 12/25/2035 (z)	2,912
1,958	Series 2005-AR14, Class 1A4, 3.36%, 12/25/2035 (z)	1,943
66	Series 2005-AR15, Class A1A1, 1.82%, 11/25/2045 (z)	65
1,190	Series 2005-AR16, Class 1A1, 3.38%, 12/25/2035 (z)	1,160
135	Series 2005-AR18, Class 1A3A, 3.39%, 01/25/2036 (z)	135
553	Series 2006-AR2, Class 1A1, 3.23%, 03/25/2036 (z)	527
	Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
1,277	Series 2005-1, Class 1A3, 5.50%, 03/25/2035	1,241
850	Series 2005-4, Class CB7, 5.50%, 06/25/2035	819
1,306	Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	1,278
915	Series 2006-3, Class 5A2, 5.50%, 03/25/2021	895
289	Series 2006-5, Class 2CB5, 6.50%, 07/25/2036	246
6,088	Series 2007-1, Class 1A7, 2.16%, 02/25/2037 (z)	4,676
1,535	Series 2007-1, Class 2A1, 6.00%, 01/25/2022	1,477
	Wells Fargo Mortgage-Backed Securities Trust
2,769	Series 2004-M, Class A1, 3.50%, 08/25/2034 (z)	2,847
4,527	Series 2004-N, Class A6, 3.48%, 08/25/2034 (z)	4,564
4,298	Series 2004-N, Class A7, 3.48%, 08/25/2034 (z)	4,334
811	Series 2004-Q, Class 1A1, 3.60%, 09/25/2034 (z)	822
500	Series 2004-Q, Class 1A2, 3.60%, 09/25/2034 (z)	509
620	Series 2004-BB, Class A5, 3.72%, 01/25/2035 (z)	628
6,169	Series 2004-DD, Class 1A1, 3.77%, 01/25/2035 (z)	6,392
674	Series 2004-DD, Class 2A6, 3.77%, 01/25/2035 (z)	692

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Collateralized Mortgage Obligations — continued
	United States –– continued
143	Series 2005-AR2, Class 2A2, 3.53%, 03/25/2035 (z)	144
661	Series 2005-AR3, Class 2A1, 3.54%, 03/25/2035 (z)	670
344	Series 2005-AR4, Class 2A2, 3.48%, 04/25/2035 (z)	346
1,861	Series 2005-AR5, Class 1A1, 3.38%, 04/25/2035 (z)	1,864
105	Series 2005-AR7, Class 2A1, 3.30%, 05/25/2035 (z)	104
3,327	Series 2005-AR8, Class 1A1, 3.43%, 06/25/2035 (z)	3,395
2,390	Series 2005-AR10, Class 1A1, 3.54%, 06/25/2035 (z)	2,501
874	Series 2005-AR11, Class 1A1, 3.67%, 06/25/2035 (z)	882
566	Series 2005-AR15, Class 1A6, 3.56%, 09/25/2035 (z)	543
1,911	Series 2005-AR16, Class 6A3, 3.45%, 10/25/2035 (z)	1,922
295	Series 2005-AR16, Class 7A1, 3.63%, 10/25/2035 (z)	290
508	Series 2006-4, Class 1A9, 5.75%, 04/25/2036	510
1,745	Series 2006-AR2, Class 2A1, 3.65%, 03/25/2036 (z)	1,767
308	Series 2006-AR2, Class 2A3, 3.65%, 03/25/2036 (z)	310
1,448	Series 2006-AR6, Class 5A1, 3.54%, 03/25/2036 (z)	1,449
415	Series 2006-AR19, Class A3, 3.70%, 12/25/2036 (z)	388
294	Series 2007-2, Class 1A13, 6.00%, 03/25/2037	293
522	Series 2007-15, Class A1, 6.00%, 11/25/2037	519

		444,573

	Total Collateralized Mortgage Obligations (Cost $436,862)	445,912

Commercial Mortgage-Backed Securities — 0.7%
	United States — 0.7%
1,558	Banc of America Commercial Mortgage Trust, Series 2007-3, Class B, 5.76%, 06/10/2049 (z) (bb)	1,572

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	Bear Stearns Commercial Mortgage Securities Trust,
7,165	Series 2006-PW13, Class C, 5.68%, 09/11/2041 (e) (z) (bb)	7,042
274	Series 2007-PW17, Class AJ, 5.74%, 06/11/2050 (z)	274
	BXMT Ltd.,
1,500	Series 2017-FL1, Class C, 3.51%, 06/15/2035 (e) (z) (bb)	1,500
3,000	Series 2017-FL1, Class D, 4.26%, 06/15/2035 (e) (z) (bb)	3,018
1,140	CD Commercial Mortgage Trust, Series 2005-CD1, Class E, 5.27%, 07/15/2044 (z) (bb)	1,138
3,159	CD Mortgage Trust, Series 2007-CD5, Class D, 6.17%, 11/15/2044 (e) (z) (bb)	3,164
5,400	COMM Mortgage Trust, Series 2015-CR23, Class CMC, 3.68%, 05/10/2048 (e) (z) (bb)	5,387
4,762	Credit Suisse Commercial Mortgage Trust, Series 2007-C1, Class AM, 5.42%, 02/15/2040	4,874
1,400	FREMF Mortgage Trust, Series 2017-K729, Class B, 3.67%, 11/25/2049 (e) (z) (bb)	1,358
2,596	GS Mortgage Securities Trust, Series 2006-GG8, Class AJ, 5.62%, 11/10/2039	2,440
	JP Morgan Chase Commercial Mortgage Securities Trust,
245	Series 2005-LDP2, Class E, 4.98%, 07/15/2042 (z) (bb)	249
3,417	Series 2007-LD11, Class AM, 6.04%, 06/15/2049 (z)	3,465
1,515	Series 2007-LDPX, Class AM, 5.46%, 01/15/2049 (z)	1,520
438	LB Commercial Mortgage Trust, Series 2007-C3, Class AJ, 6.09%, 07/15/2044 (z)	438
	LB-UBS Commercial Mortgage Trust,
2,410	Series 2006-C6, Class B, 5.47%, 09/15/2039 (z) (bb)	197
6,701	Series 2006-C6, Class AJ, 5.45%, 09/15/2039 (z)	5,297
9,200	Series 2007-C6, Class AJ, 6.24%, 07/15/2040 (z)	9,505
	Morgan Stanley Capital I Trust,
783	Series 2006-HQ8, Class D, 5.37%, 03/12/2044 (z) (bb)	752
1,201	Series 2006-HQ9, Class D, 5.86%, 07/12/2044 (z) (bb)	1,200

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Commercial Mortgage-Backed Securities — continued
	United States –– continued
3,489	Series 2006-HQ10, Class AJ, 5.39%, 11/12/2041 (z)	3,491
2,922	Series 2007-HQ11, Class B, 5.54%, 02/12/2044 (z) (bb)	2,319
2,849	Series 2007-HQ11, Class AJ, 5.51%, 02/12/2044 (z)	2,845
	Wachovia Bank Commercial Mortgage Trust,
5,825	Series 2007-C31, Class C, 6.10%, 04/15/2047 (z) (bb)	5,962
3,807	Series 2007-C31, Class AJ, 5.66%, 04/15/2047 (z)	3,885
2,650	Series 2007-C33, Class B, 6.01%, 02/15/2051 (z) (bb)	2,518
6,313	Series 2007-C33, Class C, 6.01%, 02/15/2051 (z) (bb)	5,616
2,075	Series 2007-C33, Class AJ, 6.01%, 02/15/2051 (z)	2,122
1,500	Series 2007-C34, Class B, 6.20%, 05/15/2046 (z) (bb)	1,536
1,886	Series 2007-C34, Class AJ, 6.12%, 05/15/2046 (z)	1,932

	Total Commercial Mortgage-Backed Securities (Cost $91,730)	86,616

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — 43.9%
	Australia — 0.6%
608	Australia & New Zealand Banking Group Ltd.	13,959
691	BHP Billiton plc	15,396
2,294	Goodman Group	14,967
7,838	Mirvac Group	13,928
7,091	Scentre Group	23,793

		82,043

	Belgium — 0.2%
101	Ageas	5,330
76	KBC Group NV	7,277
107	Proximus SADP	3,603
37	Warehouses De Pauw, CVA	4,617

		20,827

	Brazil — 0.8%
4,285	Ambev SA, ADR	29,437
2,357	BB Seguridade Participacoes SA	23,012
1,340	Cielo SA	11,302
1,419	Engie Brasil Energia SA	16,006

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Brazil — continued
1,513	Itau Unibanco Holding SA (Preference)	24,813
244	Smiles Fidelidade SA (a)	6,296

		110,866

	Canada — 0.3%
379	Allied Properties REIT	12,735
349	Canadian Apartment Properties REIT	10,249
496	TransCanada Corp.	22,814

		45,798

	Chile — 0.2%
682	Banco Santander Chile, ADR	23,232

	China — 1.4%
1,562	China Mobile Ltd.	16,448
11,434	China Resources Power Holdings Co. Ltd.	21,083
29,001	CNOOC Ltd.	45,586
3,882	Fuyao Glass Industry Group Co. Ltd., Class A	16,703
2,329	Fuyao Glass Industry Group Co. Ltd., Class H, Reg. S (e)	9,834
3,830	Guangdong Investment Ltd.	5,694
1,429	Henan Shuanghui Investment & Development Co. Ltd., Class A	6,336
3,602	Huayu Automotive Systems Co. Ltd., Class A	15,161
499	Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	10,317
1,816	Midea Group Co. Ltd., Class A	17,256
2,935	SAIC Motor Corp. Ltd., Class A	16,053
1,971	Zhengzhou Yutong Bus Co. Ltd., Class A	6,868

		187,339

	Czech Republic — 0.3%
417	Komercni banka A/S	19,159
3,705	Moneta Money Bank A/S, Reg. S (e)	15,379

		34,538

	Denmark — 0.3%
170	Danske Bank A/S	6,909
338	Novo Nordisk A/S, Class B	18,732
330	Tryg A/S	8,032

		33,673

	Finland — 0.8%
197	Elisa OYJ	8,365
428	Fortum OYJ	9,271
94	Neste OYJ	6,539
183	Nokian Renkaat OYJ	9,243
201	Sampo OYJ, Class A	11,677
399	Stora Enso OYJ, Class R	6,850
1,573	UPM-Kymmene OYJ	53,039

		104,984

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	France — 2.8%
1,159	AXA SA	38,103
239	BNP Paribas SA	19,700
94	Bouygues SA	5,235
115	Cie de Saint-Gobain	6,686
183	Cie Generale des Etablissements Michelin	29,340
219	CNP Assurances	5,606
526	Credit Agricole SA	9,914
667	Engie SA	11,587
78	Fonciere Des Regions	8,544
29	Gecina SA	5,628
28	ICADE	3,090
62	Klepierre SA	2,837
1,054	Natixis SA	9,599
692	Orange SA	12,507
220	Peugeot SA	4,933
55	Renault SA	6,076
327	Sanofi	28,855
278	Schneider Electric SE (a)	26,020
205	SCOR SE	9,190
228	Societe Generale SA	13,248
450	TOTAL SA	26,101
181	Unibail-Rodamco SE	46,412
366	Veolia Environnement SA	9,215
249	Vinci SA	26,959

		365,385

	Germany — 1.9%
194	Allianz SE (Registered)	49,150
1,215	Aroundtown SA	9,778
55	Axel Springer SE	4,859
141	BASF SE	16,571
77	Bayerische Motoren Werke AG	8,827
522	Daimler AG (Registered)	47,830
547	Deutsche Telekom AG (Registered)	9,599
289	Deutsche Wohnen SE	13,061
617	E.ON SE	6,485
151	Evonik Industries AG	5,979
70	Hannover Rueck SE	9,623
47	HUGO BOSS AG	4,336
113	METRO AG (a)	2,462

SHARES	SECURITY DESCRIPTION	VALUE
	Germany –– continued
29	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	6,850
204	Schaeffler AG (Preference)	4,060
127	Siemens AG (Registered)	19,245
490	TUI AG	11,069
58	Volkswagen AG (Preference)	12,764
126	Vonovia SE	6,235

		248,783

	Hong Kong — 0.6%
853	Hang Seng Bank Ltd.	20,272
8,377	HKT Trust & HKT Ltd.	10,441
1,580	Link REIT	13,979
5,558	New World Development Co. Ltd.	8,959
3,073	Sands China Ltd.	18,261
8,635	WH Group Ltd., Reg. S (e)	10,676

		82,588

	Hungary — 0.2%
569	OTP Bank plc	26,386

	India — 0.4%
2,602	Coal India Ltd.	12,241
1,182	Infosys Ltd., ADR	21,288
2,288	ITC Ltd.	9,762
337	Tata Consultancy Services Ltd.	16,481

		59,772

	Indonesia — 0.2%
71,718	Telekomunikasi Indonesia Persero Tbk. PT	21,372

	Ireland — 0.1%
904	Bank of Ireland Group plc	8,827
29	Frontera Energy Corp. SL (a)	1,039

		9,866

	Italy — 0.8%
342	Assicurazioni Generali SpA	6,785
161	Atlantia SpA	5,326
5,806	Enel SpA	36,913
755	Eni SpA	13,587
3,851	Intesa Sanpaolo SpA	15,132
388	Mediobanca Banca di Credito Finanziario SpA	4,719
918	Poste Italiane SpA, Reg. S (e)	7,596
1,193	Snam SpA	5,801
779	Terna Rete Elettrica Nazionale SpA	4,688

		100,547

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		Japan — 1.0%
—	(h)	Activia Properties, Inc.	972
457		Bridgestone Corp.	22,295
234		Daiwa House Industry Co. Ltd.	9,276
3		Daiwa House REIT Investment Corp.	7,171
4		Invesco Office J-Reit, Inc.	4,318
279		Japan Airlines Co. Ltd.	10,543
16		Japan Hotel REIT Investment Corp.	12,106
597		Japan Tobacco, Inc.	19,794
1		Kenedix Office Investment Corp.	4,075
2		Kenedix Retail REIT Corp.	3,901
5		Nippon Prologis REIT, Inc.	12,494
326		Nippon Telegraph & Telephone Corp.	15,620
194		Tokio Marine Holdings, Inc.	9,182

			131,747

		Mexico — 0.4%
2,009		Bolsa Mexicana de Valores SAB de CV	3,851
8,106		Fibra Uno Administracion SA de CV	12,765
9,249		Kimberly-Clark de Mexico SAB de CV, Class A	17,328
5,389		Wal-Mart de Mexico SAB de CV	13,481

			47,425

		Netherlands — 1.2%
157		ABN AMRO Group NV, Reg. S, CVA (e)	5,298
1,478		Aegon NV	10,097
63		Akzo Nobel NV	5,935
61		Eurocommercial Properties NV, CVA	2,875
1,582		ING Groep NV	31,054
1,581		Koninklijke Ahold Delhaize NV	35,313
1,675		Koninklijke KPN NV	5,869
120		NN Group NV	5,656
70		Randstad Holding NV	4,943
1,310		Royal Dutch Shell plc, Class B	46,476
169		Vastned Retail NV	8,505

			162,021

		New Zealand — 0.0% (g)
65		UCI Holdings LLC (a) (bb)	1,181

		Norway — 0.3%
552		DNB ASA	11,227
424		Gjensidige Forsikring ASA	8,005
559		Statoil ASA	13,104
476		Telenor ASA	11,125

			43,461

		Portugal — 0.1%
1,107		EDP - Energias de Portugal SA	3,887
267		Galp Energia SGPS SA	5,104

			8,991

SHARES		SECURITY DESCRIPTION	VALUE
		Russia — 0.8%
5,330		Alrosa PJSC	7,727
72		LUKOIL PJSC, ADR	4,772
562		MMC Norilsk Nickel PJSC, ADR	11,562
10,955		Moscow Exchange MICEX-RTS PJSC	22,415
152		PhosAgro PJSC, Reg. S, GDR	2,422
6,387		Sberbank of Russia PJSC	30,017
794		Sberbank of Russia PJSC, ADR	16,072
15		Severstal PJSC, Reg. S, GDR	245
271		Severstal PJSC, Reg. S, GDR	4,448

			99,680

		Singapore — 0.3%
—	(h)	Ascendas REIT	—	(h)
8,130		CapitaLand Commercial Trust	11,580
881		City Developments Ltd.	8,878
835		DBS Group Holdings Ltd.	16,756

			37,214

		South Africa — 0.6%
1,839		AVI Ltd.	16,685
1,023		Barclays Africa Group Ltd.	15,549
445		Bid Corp. Ltd.	9,972
3,418		FirstRand Ltd.	19,175
165		Mondi plc	4,401
332		SPAR Group Ltd. (The)	5,744
967		Vodacom Group Ltd.	13,365

			84,891

		South Korea — 0.5%
66		ING Life Insurance Korea Ltd., Reg. S (e)	3,632
183		Kangwon Land, Inc. (a)	5,560
175		KT&G Corp.	17,417
9		Samsung Electronics Co. Ltd.	20,391
29		Samsung Fire & Marine Insurance Co. Ltd.	7,862
472		SK Telecom Co. Ltd., ADR	13,002

			67,864

		Spain — 1.1%
455		Abertis Infraestructuras SA	11,041
118		ACS Actividades de Construccion y Servicios SA	4,714
24		Aena SME SA, Reg. S (e)	5,263
1,175		Banco Bilbao Vizcaya Argentaria SA	11,025
2,683		Banco de Sabadell SA	6,378
2,436		Banco Santander SA	18,088

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	Spain –– continued
756	Bankia SA	3,826
424	Bankinter SA	4,874
1,854	CaixaBank SA	10,002
292	Enagas SA	7,941
5,205	Iberdrola SA (a)	42,367
403	Red Electrica Corp. SA	8,505
576	Repsol SA	10,833

		144,857

	Sweden — 0.7%
130	Electrolux AB, Series B	4,597
124	ICA Gruppen AB	4,841
136	Kinnevik AB, Class B	4,958
175	Lundin Petroleum AB (a)	4,355
2,565	Nordea Bank AB	31,667
778	Skandinaviska Enskilda Banken AB, Class A	9,833
220	SKF AB, Class B	5,427
706	Svenska Handelsbanken AB, Class A	10,269
394	Swedbank AB, Class A	10,074
115	Swedish Match AB	4,677
695	Tele2 AB, Class B	8,697

		99,395

	Switzerland — 1.8%
536	Credit Suisse Group AG (Registered) (a)	10,366
406	Ferguson plc	31,343
2,299	Glencore plc (a)	13,178
331	LafargeHolcim Ltd. (Registered) (a)	20,274
815	Novartis AG (Registered)	73,518
468	Swiss Re AG	46,144
628	UBS Group AG (Registered) (a)	12,741
88	Zurich Insurance Group AG	28,805

		236,369

	Taiwan — 1.3%
986	Asustek Computer, Inc.	9,498
1,252	Chicony Electronics Co. Ltd.	3,297
1,740	Delta Electronics, Inc.	8,772
1,371	MediaTek, Inc.	14,028
10,920	Mega Financial Holding Co. Ltd.	9,472
2,597	Novatek Microelectronics Corp.	10,903
1,360	President Chain Store Corp.	13,458
8,205	Quanta Computer, Inc.	17,857
5,095	Taiwan Mobile Co. Ltd.	19,492
1,232	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,824

SHARES	SECURITY DESCRIPTION	VALUE
	Taiwan –– continued
5,134	Vanguard International Semiconductor Corp.	11,572

		174,173

	Thailand — 0.3%
954	Siam Cement PCL (The) (Registered)	14,964
3,675	Siam Commercial Bank PCL (The)	18,449
871	Siam Commercial Bank PCL (The), NVDR	4,372
2,385	Thai Oil PCL	7,804

		45,589

	Turkey — 0.1%
257	Ford Otomotiv Sanayi A/S	4,108
956	Tofas Turk Otomobil Fabrikasi A/S	8,095
225	Tupras Turkiye Petrol Rafinerileri A/S	6,916

		19,119

	United Arab Emirates — 0.1%
2,894	Emaar Development PJSC (a)	4,459
4,875	First Abu Dhabi Bank PJSC	14,867

		19,326

	United Kingdom — 4.6%
392	3i Group plc	5,181
442	Anglo American plc	10,706
1,980	Assura plc	1,732
1,039	Barratt Developments plc	8,634
233	Berkeley Group Holdings plc	13,122
3,552	BP plc	25,339
634	British American Tobacco plc	43,319
2,499	British Land Co. plc (The)	23,721
7,242	Direct Line Insurance Group plc	37,970
204	easyJet plc	4,802
737	GlaxoSmithKline plc	13,722
766	Hammerson plc	5,364
5,909	HSBC Holdings plc	63,084
144	HSBC Holdings plc	1,550
236	IMI plc	4,452
552	International Consolidated Airlines Group SA	5,009
1,365	J Sainsbury plc	4,910
2,884	Legal & General Group plc	11,078
17,475	Lloyds Banking Group plc	17,265
574	LondonMetric Property plc	1,461
1,061	NewRiver REIT plc	4,533
94	Next plc	6,762
1,792	Old Mutual plc	5,950
814	Persimmon plc	28,909

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Common Stocks — continued
	United Kingdom –– continued
444	Prudential plc	12,006
1,292	Rio Tinto plc	71,925
1,905	Safestore Holdings plc	13,506
88	Schroders plc	4,648
1,565	Segro plc	12,939
133	Severn Trent plc	3,686
203	Smiths Group plc	4,605
265	St James’s Place plc	4,477
1,635	Standard Life Aberdeen plc	9,885
461	Tate & Lyle plc	4,205
9,274	Taylor Wimpey plc	25,098
2,521	Tritax Big Box REIT plc	5,337
403	Unilever plc	22,804
19,856	Vodafone Group plc	63,299

		606,995

	United States — 16.8%
240	Accenture plc, Class A	38,582
74	Air Products & Chemicals, Inc.	12,537
95	Alexandria Real Estate Equities, Inc.	12,335
533	Altria Group, Inc.	37,475
54	American Tower Corp.	8,034
290	Analog Devices, Inc.	26,684
233	Apple, Inc.	38,990
61	Arthur J Gallagher & Co.	4,180
932	AT&T, Inc.	34,889
93	Automatic Data Processing, Inc.	11,469
193	AvalonBay Communities, Inc.	32,965
209	Avaya Holdings Corp. (a)	4,363
987	Bank of America Corp.	31,580
311	BB&T Corp.	17,143
653	Brandywine Realty Trust	11,716
169	Bristol-Myers Squibb Co.	10,577
718	Brixmor Property Group, Inc.	11,655
404	Caesars Entertainment Corp. (a)	5,641
255	Camden Property Trust	22,050
154	Chevron Corp.	19,339
74	Chubb Ltd.	11,505
99	Cincinnati Financial Corp.	7,629
283	CME Group, Inc.	43,471
207	CMS Energy Corp.	9,251
195	Coca-Cola Co. (The)	9,269
1,248	Comcast Corp., Class A	53,079
366	ConocoPhillips	21,496
343	Digital Realty Trust, Inc.	38,433

SHARES	SECURITY DESCRIPTION	VALUE
	United States –– continued
144	Dover Corp.	15,270
458	DowDuPont, Inc.	34,585
103	Dr Pepper Snapple Group, Inc.	12,308
23	DTE Energy Co.	2,469
134	Duke Realty Corp.	3,536
3	Dynegy, Inc. (a)	31
305	Eaton Corp. plc	25,601
33	Edison International	2,048
111	Eli Lilly & Co.	9,037
168	Equity LifeStyle Properties, Inc.	14,543
128	Equity Residential	7,900
169	Extra Space Storage, Inc.	14,081
148	Exxon Mobil Corp.	12,889
125	Fidelity National Information Services, Inc.	12,836
1,626	Ford Motor Co.	17,836
56	General Dynamics Corp.	12,538
81	Gilead Sciences, Inc.	6,790
53	Goodman Private (a) (bb)	—	(h)
355	Gramercy Property Trust	8,959
279	Halcon Resources Corp. (a)	2,230
846	HCP, Inc.	20,380
295	Healthcare Trust of America, Inc., Class A	8,144
317	Highwoods Properties, Inc.	15,167
212	Home Depot, Inc. (The)	42,595
62	Honeywell International, Inc.	9,947
771	HP, Inc.	17,985
98	Illinois Tool Works, Inc.	17,011
268	International Business Machines Corp.	43,791
92	JBG SMITH Properties	3,096
423	Johnson & Johnson	58,392
429	Kimco Realty Corp.	6,828
733	Kinder Morgan, Inc.	13,175
55	KLA-Tencor Corp.	5,993
370	LaSalle Hotel Properties	11,304
341	Liberty Property Trust	14,113
45	M&T Bank Corp.	8,619
421	Merck & Co., Inc.	24,946
157	Microchip Technology, Inc.	14,973
942	Microsoft Corp.	89,488
195	Mid-America Apartment Communities, Inc.	18,643
292	Mondelez International, Inc., Class A	12,966
682	Morgan Stanley	38,539
225	National Health Investors, Inc.	15,862
3	Nebraska Book Holdings, Inc. (a) (bb)	—	(h)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE
Common Stocks — continued
		United States –– continued
308		NextEra Energy, Inc.	48,804
178		NII Holdings, Inc. (a)	108
234		NiSource, Inc.	5,787
145		Northern Trust Corp.	15,295
1,223		Occidental Petroleum Corp.	91,697
23		Penn Virginia Corp. (a)	952
402		PepsiCo, Inc.	48,313
2,291		Pfizer, Inc.	84,872
409		Philip Morris International, Inc.	43,841
159		PNC Financial Services Group, Inc. (The)	25,084
123		PPG Industries, Inc.	14,561
622		Prologis, Inc.	40,471
144		Prudential Financial, Inc.	17,138
150		Public Storage	29,319
—	(h)	Quad/Graphics, Inc.	—	(h)
182		Quality Care Properties, Inc. (a)	2,457
135		Realty Income Corp.	7,168
141		Regency Centers Corp.	8,858
145		Republic Services, Inc.	9,958
278		RLJ Lodging Trust	6,426
—	(h)	Sabine Oil & Gas Holdings, Inc. (a)	21
283		Senior Housing Properties Trust	4,899
152		Simon Property Group, Inc.	24,834
311		STORE Capital Corp.	7,611
146		Sunstone Hotel Investors, Inc.	2,464
137		T. Rowe Price Group, Inc.	15,290
523		Texas Instruments, Inc.	57,315
21		Time Warner, Inc.	1,993
174		Travelers Cos., Inc. (The)	26,060
133		Union Pacific Corp.	17,772
158		UnitedHealth Group, Inc.	37,480
416		US Bancorp	23,760
329		Valero Energy Corp.	31,601
40		Ventas, Inc.	2,213
347		Verizon Communications, Inc.	18,758
608		VICI Properties, Inc. (a)	13,369
162		VICI Properties, Inc. (a) (bb)	3,567
259		Vistra Energy Corp. (a)	5,053
342		Vornado Realty Trust	24,537
1,069		Wells Fargo & Co.	70,347
721		Xcel Energy, Inc.	32,898

			2,236,732

		Total Common Stocks (Cost $4,585,103)	5,825,029

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Convertible Bonds — 1.3%
	Cyprus — 0.0% (g)
GBP 1,600	Volcan Holdings plc, Reg. S, 4.13%, 04/11/2020	2,965

	Germany — 0.1%
EUR 3,300	Bayer Capital Corp. BV, 5.63%, 11/22/2019 (e)	4,628
EUR 2,200	Rocket Internet SE, Reg. S, 3.00%, 07/22/2022	2,852

		7,480

	Hong Kong — 0.1%
6,000	China Overseas Finance Investment Cayman V Ltd., Reg. S, Zero Coupon, 01/05/2023	6,416
1,531	PB Issuer No. 4 Ltd., Reg. S, 3.25%, 07/03/2021	1,513

		7,929

	Japan — 0.0% (g)
1,300	Shizuoka Bank Ltd. (The), Reg. S, Zero Coupon, 04/25/2018	1,287

	Malaysia — 0.0% (g)
2,558	Cahaya Capital Ltd., Reg. S, Zero Coupon, 09/18/2021	2,625

	Mexico — 0.0% (g)
EUR 5,500	America Movil BV, Reg. S, Series KPN, 5.50%, 09/17/2018	5,866

	Monaco — 0.0% (g)
4,277	Scorpio Tankers, Inc., 2.38%, 07/01/2019 (e)	3,907

	Netherlands — 0.0% (g)
EUR 1,100	OCI NV, Reg. S, Series OCI, 3.88%, 09/25/2018	1,371

	Russia — 0.0% (g)
1,368	Yandex NV, 1.13%, 12/15/2018	1,377

	Singapore — 0.1%
2,600	BW Group Ltd., Reg. S, 1.75%, 09/10/2019	2,473
	CapitaLand Ltd.,
SGD 4,250	Reg. S, 1.85%, 06/19/2020	3,174
SGD 5,000	Reg. S, 2.95%, 06/20/2022	3,854

		9,501

	South Africa — 0.1%
GBP 4,200	Brait SE, Reg. S, 2.75%, 09/18/2020	5,318
GBP 2,000	Remgro Jersey GBP Ltd., Reg. S, 2.63%, 03/22/2021	2,768

		8,086

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Convertible Bonds — continued
	Spain — 0.0% (g)
EUR 1,800	Sacyr SA, Reg. S, 4.00%, 05/08/2019	2,283

	Taiwan — 0.0% (g)
2,500	TPK Holding Co. Ltd., Reg. S, Zero Coupon, 04/08/2020	2,594

	United Arab Emirates — 0.1%
	Aabar Investments PJSC,
EUR 5,000	Reg. S, Series UCG, 0.50%, 03/27/2020	5,866
EUR 2,600	Reg. S, Series UCG, 1.00%, 03/27/2022	2,873
4,800	DP World Ltd., Reg. S, 1.75%, 06/19/2024	5,160

		13,899

	United Kingdom — 0.1%
GBP 2,000	Intu Jersey 2 Ltd., Reg. S, 2.88%, 11/01/2022	2,841
GBP 2,800	Vodafone Group plc, Reg. S, 2.00%, 02/25/2019	4,642

		7,483

	United States — 0.7%
1,246	BlackRock Capital Investment Corp., 5.00%, 06/15/2022	1,274
2,888	Chesapeake Energy Corp., 5.50%, 09/15/2026	2,639
	Colony NorthStar, Inc.,
1,455	3.88%, 01/15/2021	1,412
3,721	5.00%, 04/15/2023	3,677
	DISH Network Corp.,
5,179	2.38%, 03/15/2024 (e)	4,846
2,415	3.38%, 08/15/2026	2,564
7,445	Ensco Jersey Finance Ltd., 3.00%, 01/31/2024	6,728
2,328	Extra Space Storage LP, 3.13%, 10/01/2035 (e)	2,510
6,958	FireEye, Inc., Series B, 1.63%, 06/01/2035	6,384
3,031	Hercules Capital, Inc., 4.38%, 02/01/2022 (e)	3,092
1,218	IAS Operating Partnership LP, 5.00%, 03/15/2018 (e)	1,218
1,293	Intercept Pharmaceuticals, Inc., 3.25%, 07/01/2023	1,026
	Liberty Interactive LLC,
320	3.75%, 02/15/2030	223
6,966	4.00%, 11/15/2029	4,911
3,772	Macquarie Infrastructure Corp., 2.00%, 10/01/2023	3,591
5,173	Nabors Industries, Inc., 0.75%, 01/15/2024 (e)	4,158

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
68	Nebraska Book Holdings, Inc., 2.02%, 04/01/2026 (d) (e) (v) (bb)	—
2,561	NRG Yield, Inc., 3.25%, 06/01/2020 (e)	2,536
561	Nuance Communications, Inc., 1.00%, 12/15/2035	545
1,336	Pandora Media, Inc., 1.75%, 12/01/2020	1,178
505	Redwood Trust, Inc., 4.63%, 04/15/2018	505
1,680	RWT Holdings, Inc., 5.63%, 11/15/2019	1,697
1,083	SolarCity Corp., 1.63%, 11/01/2019	1,015
	Spirit Realty Capital, Inc.,
1,350	2.88%, 05/15/2019	1,346
3,821	3.75%, 05/15/2021	3,922
2,540	Starwood Property Trust, Inc., 4.38%, 04/01/2023	2,552
	SunPower Corp.,
6	0.75%, 06/01/2018	6
3,183	0.88%, 06/01/2021	2,395
	TCP Capital Corp.,
1,131	4.63%, 03/01/2022	1,148
1,736	5.25%, 12/15/2019	1,797
959	TPG Specialty Lending, Inc., 4.50%, 08/01/2022 (e)	988
	Twitter, Inc.,
2,642	0.25%, 09/15/2019	2,532
4,079	1.00%, 09/15/2021	3,844
4,544	Veeco Instruments, Inc., 2.70%, 01/15/2023	4,079
	VEREIT, Inc.,
379	3.00%, 08/01/2018	379
3,104	3.75%, 12/15/2020	3,147
6,196	Weatherford International Ltd., 5.88%, 07/01/2021	6,455
4,965	Whiting Petroleum Corp., 1.25%, 04/01/2020	4,617

		96,936

	Total Convertible Bonds (Cost $171,992)	175,589

SHARES
Convertible Preferred Stocks — 0.6%
	China — 0.0% (g)
27	Mandatory Exchangeable Trust, 5.75%, 06/03/2019 ($ 100 par value) (e)	6,226

	Israel — 0.0% (g)
3	Teva Pharmaceutical Industries Ltd., 7.00%, 12/15/2018 ($ 1000 par value)	1,000

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Convertible Preferred Stocks — continued
	United States — 0.6%
9	Allergan plc, Series A, 5.50%, 03/01/2018 ($ 1000 par value)	5,557
42	American Tower Corp., 5.50%, 02/15/2018 ($100 par value)	5,414
72	Anthem, Inc., 5.25%, 05/01/2018 ($50 par value)	4,294
7	Bank of America Corp., Series L, 7.25% ($1000 par value)	8,818
90	Becton Dickinson and Co., Series A, 6.13%, 05/01/2020 ($50 par value)	5,634
34	Belden, Inc., 6.75%, 07/15/2019 ($100 par value)	3,818
8	Bunge Ltd., 4.88% ($100 par value)	875
3	Crown Castle International Corp., Series A, 6.88%, 08/01/2020 ($1000 par value)	3,906
97	Dominion Energy, Inc., Series A, 6.75%, 08/15/2019 ($50 par value)	4,911
67	DTE Energy Co., 6.50%, 10/01/2019 ($50 par value)	3,536
20	Frontier Communications Corp., Series A, 11.13%, 06/29/2018 ($100 par value)	251
51	Hess Corp., 8.00%, 02/01/2019 ($50 par value)	3,047
126	Kinder Morgan, Inc., Series A, 9.75%, 10/26/2018 ($49 par value)	4,623
103	NextEra Energy, Inc., 6.12%, 09/01/2019 ($25 par value)	5,838
32	Stanley Black & Decker, Inc., 5.38%, 05/15/2020 ($100 par value)	3,794
22	Stericycle, Inc., 5.25%, 09/15/2018 ($100 par value)	1,291
7	Wells Fargo & Co., Series L, 7.50% ($1000 par value)	8,751
46	Welltower, Inc., Series I, 6.50% ($50 par value)	2,676

		77,034

	Total Convertible Preferred Stocks (Cost $82,647)	84,260

PRINCIPAL AMOUNT
Corporate Bonds — 37.3%
	Argentina — 0.1%
1,290	Pampa Energia SA, 7.38%, 07/21/2023 (e)	1,397
	YPF SA,
2,800	Reg. S, 8.50%, 03/23/2021	3,101
3,100	Reg. S, 8.75%, 04/04/2024	3,515

		8,013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Australia — 0.2%
12,431	Australia & New Zealand Banking Group Ltd., (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 06/15/2026 (e) (x) (y) (aa)	14,001
1,720	BHP Billiton Finance USA Ltd., (USD Swap Semi 5 Year + 5.09%), 6.75%, 10/19/2075 (e) (aa)	2,003
	FMG Resources August 2006 Pty. Ltd.,
1,285	4.75%, 05/15/2022 (e)	1,304
1,389	5.13%, 05/15/2024 (e)	1,406
4,615	9.75%, 03/01/2022 (e)	5,089
3,455	Newcrest Finance Pty. Ltd., 5.75%, 11/15/2041 (e)	3,849
1,215	Nufarm Australia Ltd., 6.38%, 10/15/2019 (e)	1,233

		28,885

	Azerbaijan — 0.1%
2,550	Southern Gas Corridor CJSC, Reg. S, 6.88%, 03/24/2026	2,916
2,700	State Oil Co. of the Azerbaijan Republic, Reg. S, 6.95%, 03/18/2030	3,107

		6,023

	Belgium — 0.1%
3,445	Anheuser-Busch InBev Finance, Inc., 4.90%, 02/01/2046	3,877
4,870	Anheuser-Busch InBev Worldwide, Inc., 4.44%, 10/06/2048	5,153

		9,030

	Brazil — 0.3%
1,954	Banco Daycoval SA, Reg. S, 5.75%, 03/19/2019	1,979
1,750	GTL Trade Finance, Inc., Reg. S, 5.89%, 04/29/2024	1,878
	JBS USA LUX SA,
4,689	5.75%, 06/15/2025 (e)	4,642
4,448	5.88%, 07/15/2024 (e)	4,465
6,065	7.25%, 06/01/2021 (e)	6,186
538	8.25%, 02/01/2020 (e)	541
	Petrobras Global Finance BV,
2,500	6.85%, 06/05/2115	2,467
5,790	7.38%, 01/17/2027	6,407
5,550	8.38%, 05/23/2021	6,335
1,500	Suzano Austria GmbH, Reg. S, 5.75%, 07/14/2026	1,631
1,306	Vale Overseas Ltd., 5.88%, 06/10/2021	1,420
	Votorantim Cimentos SA,
2,790	Reg. S, 7.25%, 04/05/2041	3,079

		41,030

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Canada — 1.6%
4,604	1011778 BC ULC, 4.25%, 05/15/2024 (e)	4,523
2,980	Agrium, Inc., 5.25%, 01/15/2045	3,374
1,977	Athabasca Oil Corp., 9.88%, 02/24/2022 (e)	1,984
2,332	ATS Automation Tooling Systems, Inc., 6.50%, 06/15/2023 (e)	2,437
	Baytex Energy Corp.,
200	5.13%, 06/01/2021 (e)	194
364	5.63%, 06/01/2024 (e)	341
	Bombardier, Inc.,
1,868	6.00%, 10/15/2022 (e)	1,868
3,228	6.13%, 01/15/2023 (e)	3,256
1,540	7.50%, 12/01/2024 (e)	1,619
6,598	7.50%, 03/15/2025 (e)	6,854
188	7.75%, 03/15/2020 (e)	203
5,208	8.75%, 12/01/2021 (e)	5,787
	Cascades, Inc.,
346	5.50%, 07/15/2022 (e)	353
298	5.75%, 07/15/2023 (e)	308
	Cenovus Energy, Inc.,
5,720	5.40%, 06/15/2047	6,083
4,425	6.75%, 11/15/2039	5,337
	Concordia International Corp.,
4,231	7.00%, 04/15/2023 (d) (e)	402
3,244	9.00%, 04/01/2022 (e)	2,879
2,468	Cott Holdings, Inc., 5.50%, 04/01/2025 (e)	2,514
20,130	Emera, Inc., Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 06/15/2076 (aa)	22,747
	Enbridge, Inc.,
13,030	(ICE LIBOR USD 3 Month + 3.42%), 5.50%, 07/15/2077 (aa)	13,031
4,165	Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 01/15/2077 (aa)	4,384
1,200	Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/2024 (e)	1,293
10,140	GW Honos Security Corp., 8.75%, 05/15/2025 (e)	11,002
1,100	Hudbay Minerals, Inc., 7.25%, 01/15/2023 (e)	1,174
1,171	Jupiter Resources, Inc., 8.50%, 10/01/2022 (e)	714
1,380	Kronos Acquisition Holdings, Inc., 9.00%, 08/15/2023 (e)	1,356

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Canada — continued
	Mattamy Group Corp.,
2,945	6.50%, 10/01/2025 (e)	3,103
1,120	6.88%, 12/15/2023 (e)	1,185
	MEG Energy Corp.,
12,325	6.38%, 01/30/2023 (e)	10,600
2,890	6.50%, 01/15/2025 (e)	2,832
1,000	7.00%, 03/31/2024 (e)	866
	NOVA Chemicals Corp.,
3,320	4.88%, 06/01/2024 (e)	3,341
2,646	5.00%, 05/01/2025 (e)	2,672
2,060	5.25%, 06/01/2027 (e)	2,055
	Open Text Corp.,
1,957	5.63%, 01/15/2023 (e)	2,033
1,065	5.88%, 06/01/2026 (e)	1,121
	Precision Drilling Corp.,
311	5.25%, 11/15/2024	303
375	6.50%, 12/15/2021	382
2,166	7.13%, 01/15/2026 (e)	2,253
10,208	Quebecor Media, Inc., 5.75%, 01/15/2023	10,795
3,246	Seven Generations Energy Ltd., 5.38%, 09/30/2025 (e)	3,278
	Teck Resources Ltd.,
1,635	4.75%, 01/15/2022	1,692
1,455	5.40%, 02/01/2043	1,495
1,875	6.00%, 08/15/2040	2,084
2,070	6.13%, 10/01/2035	2,331
1,383	8.50%, 06/01/2024 (e)	1,561
2,205	TransCanada PipeLines Ltd., 4.63%, 03/01/2034	2,431
	Transcanada Trust,
13,375	(ICE LIBOR USD 3 Month + 3.21%), 5.30%, 03/15/2077 (aa)	13,826
9,855	(ICE LIBOR USD 3 Month + 3.53%), 5.62%, 05/20/2075 (aa)	10,434
9,359	Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 08/15/2076 (aa)	10,192
1,098	Trinidad Drilling Ltd., 6.63%, 02/15/2025 (e)	1,076
	Videotron Ltd.,
1,560	5.13%, 04/15/2027 (e)	1,619
6,818	5.38%, 06/15/2024 (e)	7,244

		208,821

	Chile — 0.0% (g)
1,550	Empresa Electrica Angamos SA, Reg. S, 4.88%, 05/25/2029	1,568
3,350	VTR Finance BV, Reg. S, 6.88%, 01/15/2024	3,517

		5,085

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	China — 0.0% (g)
	Alibaba Group Holding Ltd.,
3,195	4.20%, 12/06/2047	3,183
2,520	4.40%, 12/06/2057	2,500

		5,683

	Colombia — 0.1%
	Ecopetrol SA,
4,350	5.38%, 06/26/2026	4,661
3,162	7.38%, 09/18/2043	3,913

		8,574

	Croatia — 0.0% (g)
1,340	Hrvatska Elektroprivreda, 5.88%, 10/23/2022 (e)	1,477

	Finland — 0.0% (g)
	Nokia OYJ,
335	3.38%, 06/12/2022	328
335	4.38%, 06/12/2027	325
276	5.38%, 05/15/2019	283
1,452	6.63%, 05/15/2039	1,590

		2,526

	France — 0.5%
	Credit Agricole SA,
10,535	(USD Swap Semi 5 Year + 4.70%), 6.63%, 09/23/2019 (e) (x) (y) (aa)	10,911
6,835	(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (e) (x) (y) (aa)	8,183
	SFR Group SA,
18,441	6.00%, 05/15/2022 (e)	18,037
3,730	6.25%, 05/15/2024 (e)	3,562
3,201	7.38%, 05/01/2026 (e)	3,155
	Societe Generale SA,
12,990	(USD Swap Semi 5 Year + 6.24%), 7.38%, 09/13/2021 (e) (x) (y) (aa)	14,013
4,730	(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 09/29/2025 (e) (x) (y) (aa)	5,528

		63,389

	Germany — 0.1%
	Fresenius Medical Care US Finance II, Inc.,
1,152	5.88%, 01/31/2022 (e)	1,250
400	6.50%, 09/15/2018 (e)	410
1,850	Fresenius Medical Care US Finance, Inc., 5.75%, 02/15/2021 (e)	1,984

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Germany –– continued
1,630	IHO Verwaltungs GmbH, 4.50% (cash), 09/15/2023 (e) (v)	1,658
2,988	Unitymedia GmbH, 6.13%, 01/15/2025 (e)	3,145
2,771	ZF North America Capital, Inc., 4.50%, 04/29/2022 (e)	2,854

		11,301

	Guatemala — 0.0% (g)
	Comunicaciones Celulares SA,
3,420	Reg. S, 6.88%, 02/06/2024	3,595
1,847	Energuate Trust, Reg. S, 5.88%, 05/03/2027	1,902

		5,497

	Hungary — 0.0% (g)
2,420	MFB Magyar Fejlesztesi Bank Zrt., 6.25%, 10/21/2020 (e)	2,607
2,250	MOL Group Finance SA, Reg. S, 6.25%, 09/26/2019	2,374

		4,981

	India — 0.0% (g)
1,748	Axis Bank Ltd., Reg. S, 3.25%, 05/21/2020	1,746
	Reliance Holding USA, Inc.,
2,830	Reg. S, 5.40%, 02/14/2022	3,038

		4,784

	Indonesia — 0.2%
	Minejesa Capital BV,
4,134	4.63%, 08/10/2030 (e)	4,176
	Pertamina Persero PT,
4,500	Reg. S, 4.30%, 05/20/2023	4,660
4,540	Reg. S, 5.25%, 05/23/2021	4,829
5,050	Reg. S, 6.00%, 05/03/2042	5,707
4,590	Reg. S, 6.45%, 05/30/2044	5,456
1,500	Reg. S, 6.50%, 05/27/2041	1,796

		26,624

	Ireland — 0.2%
4,030	AerCap Global Aviation Trust, (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 06/15/2045 (e) (aa)	4,393
	Ardagh Packaging Finance plc,
2,000	4.63%, 05/15/2023 (e)	2,020
6,560	6.00%, 02/15/2025 (e)	6,773
6,475	7.25%, 05/15/2024 (e)	6,959
608	Fly Leasing Ltd., 5.25%, 10/15/2024	611
	James Hardie International Finance DAC,
1,935	4.75%, 01/15/2025 (e)	1,959
855	5.00%, 01/15/2028 (e)	864

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Ireland –– continued
	Park Aerospace Holdings Ltd.,
1,224	4.50%, 03/15/2023 (e)	1,169
1,402	5.25%, 08/15/2022 (e)	1,383
3,512	5.50%, 02/15/2024 (e)	3,474

		29,605

	Israel — 0.1%
12,395	Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/01/2046	9,369

	Italy — 0.2%
3,605	Enel Finance International NV, 4.75%, 05/25/2047 (e)	3,838
8,600	Enel SpA, (USD Swap Semi 5 Year + 5.88%), 8.75%, 09/24/2073 (e) (aa)	10,642
	Telecom Italia Capital SA,
1,985	6.00%, 09/30/2034	2,213
2,862	6.38%, 11/15/2033	3,292
810	7.20%, 07/18/2036	1,008
388	7.72%, 06/04/2038	505
6,240	Wind Tre SpA, 5.00%, 01/20/2026 (e)	5,664

		27,162

	Jamaica — 0.0% (g)
	Digicel Group Ltd.,
3,148	Reg. S, 7.13%, 04/01/2022	2,964

	Japan — 0.0% (g)
2,049	SoftBank Group Corp., 4.50%, 04/15/2020 (e)	2,082

	Kazakhstan — 0.2%
2,545	Kazakhstan Temir Zholy Finance BV, Reg. S, 6.95%, 07/10/2042	3,028
1,976	Kazakhstan Temir Zholy National Co. JSC, 4.85%, 11/17/2027 (e)	2,057
	KazMunayGas National Co. JSC,
650	Reg. S, 3.88%, 04/19/2022	655
1,250	Reg. S, 4.40%, 04/30/2023	1,289
4,126	Reg. S, 6.38%, 04/09/2021	4,469
1,100	Reg. S, 9.13%, 07/02/2018	1,129
4,650	KazMunayGas National Co. PJSC, Reg. S, 4.75%, 04/19/2027	4,842
2,350	Tengizchevroil Finance Co. International Ltd., Reg. S, 4.00%, 08/15/2026	2,346

		19,815

	Luxembourg — 0.7%
	Altice Financing SA,
6,577	6.63%, 02/15/2023 (e)	6,662

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Luxembourg –– continued
6,985	7.50%, 05/15/2026 (e)	7,251
	Altice Luxembourg SA,
1,515	7.63%, 02/15/2025 (e)	1,388
13,763	7.75%, 05/15/2022 (e)	13,213
	ArcelorMittal,
508	6.00%, 03/01/2021	544
2,478	6.13%, 06/01/2025	2,819
1,508	6.75%, 02/25/2022	1,670
927	7.25%, 03/01/2041	1,177
2,770	7.50%, 10/15/2039	3,573
7,605	INEOS Group Holdings SA, 5.63%, 08/01/2024 (e)	7,805
	Intelsat Jackson Holdings SA,
7,518	5.50%, 08/01/2023	5,902
26,512	7.25%, 10/15/2020	23,231
11,870	7.50%, 04/01/2021	10,104
5,390	8.00%, 02/15/2024 (e)	5,659
1,585	9.75%, 07/15/2025 (e)	1,458
2,190	SES GLOBAL Americas Holdings GP, 5.30%, 03/25/2044 (e)	2,036

		94,492

	Mexico — 0.6%
	Alfa SAB de CV,
2,700	Reg. S, 5.25%, 03/25/2024	2,850
3,262	6.88%, 03/25/2044 (e)	3,515
600	Banco Nacional de Comercio Exterior SNC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 3.80%, 08/11/2026 (e) (aa)	598
2,600	BBVA Bancomer SA, Reg. S, 6.75%, 09/30/2022	2,905
995	CEMEX Finance LLC, 6.00%, 04/01/2024 (e)	1,048
	Cemex SAB de CV,
3,104	5.70%, 01/11/2025 (e)	3,262
8,730	6.13%, 05/05/2025 (e)	9,286
6,375	7.75%, 04/16/2026 (e)	7,200
	Grupo KUO SAB de CV,
3,500	5.75%, 07/07/2027 (e)	3,604
	Mexico City Airport Trust,
1,080	5.50%, 07/31/2047 (e)	1,042
	Petroleos Mexicanos,
5,499	5.63%, 01/23/2046	5,059
5,650	6.38%, 02/04/2021	6,116
1,500	6.38%, 01/23/2045	1,500
7,450	6.63%, 06/15/2035	7,927

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Mexico –– continued
5,940	6.75%, 09/21/2047 (e)	6,211
8,350	Reg. S, 5.38%, 03/13/2022	8,851
4,890	Reg. S, 6.50%, 03/13/2027 (e)	5,337

		76,311

	Morocco — 0.1%
	OCP SA,
2,830	Reg. S, 5.63%, 04/25/2024	3,042
2,971	Reg. S, 6.88%, 04/25/2044	3,491

		6,533

	Netherlands — 0.3%
	Constellium NV,
505	5.75%, 05/15/2024 (e)	516
875	5.88%, 02/15/2026 (e)	892
1,685	6.63%, 03/01/2025 (e)	1,778
1,650	GTH Finance BV, Reg. S, 7.25%, 04/26/2023	1,842
5,458	ING Groep NV, Reg. S, (USD Swap Semi 5 Year + 5.12%), 6.87%, 04/16/2022 (x) (y) (aa)	5,915
	NXP BV,
2,665	4.63%, 06/15/2022 (e)	2,775
2,780	4.63%, 06/01/2023 (e)	2,899
6,874	5.75%, 03/15/2023 (e)	7,101
840	UPC Holding BV, 5.50%, 01/15/2028 (e)	806
7,770	UPCB Finance IV Ltd., 5.38%, 01/15/2025 (e)	7,906
1,755	Ziggo Bond Finance BV, 5.88%, 01/15/2025 (e)	1,741
2,594	Ziggo Secured Finance BV, 5.50%, 01/15/2027 (e)	2,575

		36,746

	Nigeria — 0.0% (g)
2,631	Sea Trucks Group Ltd., Reg. S, 9.00%, 03/26/2018 (d) (e)	816

	Peru — 0.1%
1,850	Banco de Credito del Peru, Reg. S, 4.25%, 04/01/2023	1,937
1,800	BBVA Banco Continental SA, Reg. S, 5.00%, 08/26/2022	1,930
1,124	Consorcio Transmantaro SA, Reg. S, 4.38%, 05/07/2023	1,151
2,050	Nexa Resources SA, Reg. S, 5.38%, 05/04/2027	2,175
3,100	Petroleos del Peru SA, 5.63%, 06/19/2047 (e)	3,278
2,830	Southern Copper Corp., 5.88%, 04/23/2045	3,449

		13,920

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		Qatar — 0.0% (g)
		ABQ Finance Ltd.,
	2,570	Reg. S, 3.50%, 02/22/2022	2,528
	1,550	Reg. S, 3.63%, 04/13/2021	1,541
	1,103	Ras Laffan Liquefied Natural Gas Co. Ltd. II, Reg. S, 5.30%, 09/30/2020	1,138

			5,207

		Russia — 0.2%
	1,100	Gazprom OAO Via Gaz Capital SA, Reg. S, 9.25%, 04/23/2019	1,181
	3,650	Metalloinvest Finance DAC, Reg. S, 4.85%, 05/02/2024	3,691
	3,050	MMC Norilsk Nickel OJSC, Reg. S, 6.63%, 10/14/2022	3,397
	3,100	Novolipetsk Steel, Reg. S, 4.50%, 06/15/2023	3,204
	550	Russian Agricultural Bank OJSC Via RSHB Capital SA, Reg. S, 7.75%, 05/29/2018	558
	4,900	Vnesheconombank Via VEB Finance PLC, Reg. S, 5.94%, 11/21/2023	5,335
		VTB Bank OJSC Via VTB Capital SA,
	2,611	Reg. S, 6.95%, 10/17/2022	2,820

			20,186

		South Korea — 0.0% (g)
	3,805	MagnaChip Semiconductor Corp., 6.63%, 07/15/2021	3,692

		Spain — 0.2%
		Banco Bilbao Vizcaya Argentaria SA,
	6,000	(USD Swap Semi 5 Year + 3.87%), 6.13%, 11/16/2027 (x) (y) (aa)	6,243
EUR	1,000	Reg. S, (EUR Swap Annual 5 Year + 6.60%), 6.75%, 02/18/2020 (x) (y) (aa)	1,350
EUR	1,800	Reg. S, (EUR Swap Annual 5 Year + 6.16%), 7.00%, 02/19/2019 (x) (y) (aa)	2,350
	2,000	Reg. S, (USD Swap Semi 5 Year + 8.26%), 9.00%, 05/09/2018 (x) (y) (aa)	2,027
	9,530	Telefonica Emisiones SAU, 5.21%, 03/08/2047	10,749
GBP	4,400	Telefonica Europe BV, Reg. S, (GBP Swap 5 Year + 4.46%), 6.75%, 11/26/2020 (x) (y) (aa)	6,958

			29,677

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	Sweden — 0.1%
5,000	Skandinaviska Enskilda Banken AB, Reg. S, VAR, (USD Swap Semi 5 Year + 3.85%), 5.75%, 05/13/2020 (x) (y) (aa)	5,150
5,000	Svenska Handelsbanken AB, Reg. S, (USD Swap Semi 5 Year + 3.34%), 5.25%, 03/01/2021 (x) (y) (aa)	5,093
5,000	Swedbank AB, Reg. S, (USD Swap Semi 5 Year + 3.77%), 5.50%, 03/17/2020 (x) (y) (aa)	5,126

		15,369

	Switzerland — 0.3%
	Credit Suisse Group AG,
8,385	(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (e) (x) (y) (aa)	9,045
4,646	(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (e) (x) (y) (aa)	5,285
	UBS Group AG,
5,215	Reg. S, (USD ICE Swap Rate 5 Year + 5.50%), 6.87%, 03/22/2021 (x) (y) (aa)	5,562
5,000	Reg. S, (USD Swap Semi 5 Year + 4.59%), 6.87%, 08/07/2025 (x) (y) (aa)	5,564
5,000	Reg. S, (USD Swap Semi 5 Year + 4.87%), 7.00%, 02/19/2025 (x) (y) (aa)	5,650
2,000	Reg. S, (USD Swap Semi 5 Year + 5.46%), 7.13%, 02/19/2020 (x) (y) (aa)	2,106

		33,212

	Trinidad and Tobago — 0.0% (g)
365	Petroleum Co. of Trinidad & Tobago Ltd., Reg. S, 9.75%, 08/14/2019	391

	Tunisia — 0.0% (g)
1,750	Republic of Banque Centrale de Tunisie, Reg. S, 5.75%, 01/30/2025	1,730

	Turkey — 0.1%
2,350	Finansbank A/S, Reg. S, 4.88%, 05/19/2022	2,309
2,900	KOC Holding A/S, Reg. S, 5.25%, 03/15/2023	3,036
	Turkiye Is Bankasi,
2,300	Reg. S, 5.00%, 04/30/2020	2,323
1,800	Reg. S, 6.00%, 10/24/2022	1,807
3,050	Turkiye Sise ve Cam Fabrikalari A/S, Reg. S, 4.25%, 05/09/2020	3,065

		12,540

	United Arab Emirates — 0.1%
	DAE Funding LLC,
1,205	4.50%, 08/01/2022 (e)	1,200
1,284	5.00%, 08/01/2024 (e)	1,268

PRINCIPAL AMOUNT		SECURITY DESCRIPTION	VALUE
		United Arab Emirates –– continued
	2,650	MAF Global Securities Ltd., Reg. S, (USD Swap Semi 5 Year + 5.70%), 7.13%, 10/29/2018 (x) (y) (aa)	2,706
		Shelf Drilling Holdings Ltd.,
	3,145	8.25%, 02/15/2025 (e)	3,192
	4,811	9.50%, 11/02/2020 (e)	4,920

			13,286

		United Kingdom — 0.9%
	3,075	Afren plc, Reg. S, 6.63%, 12/09/2020 (d)	3
		Ashtead Capital, Inc.,
	505	4.13%, 08/15/2025 (e)	500
	523	4.38%, 08/15/2027 (e)	519
	3,560	5.63%, 10/01/2024 (e)	3,764
		Barclays plc,
GBP	6,299	Reg. S, (GBP Swap 5 Year + 6.46%), 7.25%, 03/15/2023 (x) (y) (aa)	9,994
	5,397	Reg. S, (USD Swap Semi 5 Year + 6.77%), 7.88%, 03/15/2022 (x) (y) (aa)	5,900
	8,345	BAT Capital Corp., 4.54%, 08/15/2047 (e)	8,601
	8,944	Fiat Chrysler Automobiles NV, 5.25%, 04/15/2023	9,463
		HSBC Holdings plc,
	4,840	(USD ICE Swap Rate 5 Year + 3.71%), 6.38%, 09/17/2024 (x) (y) (aa)	5,178
	6,000	(USD ICE Swap Rate 5 Year + 4.37%), 6.38%, 03/30/2025 (x) (y) (aa)	6,431
	6,852	(USD ICE Swap Rate 5 Year + 5.51%), 6.87%, 06/01/2021 (x) (y) (aa)	7,357
	2,140	Jaguar Land Rover Automotive plc, 4.50%, 10/01/2027 (e)	2,108
		KCA Deutag UK Finance plc,
	2,208	7.25%, 05/15/2021 (e)	2,197
	2,560	9.88%, 04/01/2022 (e)	2,778
		Lloyds Banking Group plc,
	12,498	(USD Swap Semi 5 Year + 4.76%), 7.50%, 06/27/2024 (x) (y) (aa)	14,107
GBP	3,809	Nationwide Building Society, Reg. S, (GBP Swap 5 Year + 4.88%), 6.88%, 06/20/2019 (x) (y) (aa)	5,697
		Noble Holding International Ltd.,
	169	5.25%, 03/15/2042	112
	1,121	6.20%, 08/01/2040	807
	941	7.75%, 01/15/2024	873
	1,078	7.88%, 02/01/2026 (e)	1,098
	4,615	Reynolds American, Inc., 5.85%, 08/15/2045	5,621

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United Kingdom –– continued
	Royal Bank of Scotland Group plc,
3,900	5.13%, 05/28/2024	4,074
1,194	6.00%, 12/19/2023	1,302
14,647	6.13%, 12/15/2022	15,899
3,517	TI Group Automotive Systems LLC, 8.75%, 07/15/2023 (e)	3,741
2,548	Virgin Media Finance plc, 6.38%, 04/15/2023 (e)	2,624
	Virgin Media Secured Finance plc,
975	5.25%, 01/15/2026 (e)	992
1,300	5.50%, 01/15/2025 (e)	1,326
640	5.50%, 08/15/2026 (e)	656

		123,722

	United States — 29.6%
	21st Century Fox America, Inc.,
3,075	4.75%, 09/15/2044	3,475
3,600	4.95%, 10/15/2045	4,183
3,545	AbbVie, Inc., 4.45%, 05/14/2046	3,771
	Acadia Healthcare Co., Inc.,
170	5.13%, 07/01/2022	172
700	5.63%, 02/15/2023	709
528	6.13%, 03/15/2021	536
3,004	6.50%, 03/01/2024	3,139
2,140	ACCO Brands Corp., 5.25%, 12/15/2024 (e)	2,185
2,229	ACE Cash Express, Inc., 12.00%, 12/15/2022 (e)	2,441
3,420	ACI Worldwide, Inc., 6.38%, 08/15/2020 (e)	3,471
3,720	Adient Global Holdings Ltd., 4.88%, 08/15/2026 (e)	3,683
	ADT Corp. (The),
2,335	3.50%, 07/15/2022	2,278
9,382	4.13%, 06/15/2023	9,288
519	Advanced Micro Devices, Inc., 7.00%, 07/01/2024	545
	AECOM,
2,414	5.13%, 03/15/2027	2,417
8,242	5.88%, 10/15/2024	8,788
	AES Corp.,
1,795	5.13%, 09/01/2027	1,880
1,800	5.50%, 04/15/2025	1,872
1,500	6.00%, 05/15/2026	1,612
3,731	Ahern Rentals, Inc., 7.38%, 05/15/2023 (e)	3,600
4,805	Air Medical Group Holdings, Inc., 6.38%, 05/15/2023 (e)	4,547
1,080	Airxcel, Inc., 8.50%, 02/15/2022 (e)	1,149

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
	AK Steel Corp.,
1,878	7.00%, 03/15/2027	1,920
1,159	7.50%, 07/15/2023	1,249
	Albertsons Cos. LLC,
3,284	5.75%, 03/15/2025	2,931
13,826	6.63%, 06/15/2024	13,135
	Alcoa Nederland Holding BV,
5,126	6.75%, 09/30/2024 (e)	5,574
900	7.00%, 09/30/2026 (e)	998
	Aleris International, Inc.,
530	7.88%, 11/01/2020	530
1,505	9.50%, 04/01/2021 (e)	1,593
	Allergan Funding SCS,
1,485	4.55%, 03/15/2035	1,552
7,310	4.85%, 06/15/2044	7,797
	Alliance Data Systems Corp.,
3,439	5.38%, 08/01/2022 (e)	3,484
1,505	5.88%, 11/01/2021 (e)	1,546
3,399	Allison Transmission, Inc., 4.75%, 10/01/2027 (e)	3,382
19,105	Allstate Corp. (The), (ICE LIBOR USD 3 Month + 2.94%), 5.75%, 08/15/2053 (aa)	20,777
	Ally Financial, Inc.,
11,484	4.13%, 02/13/2022	11,628
20,407	4.63%, 05/19/2022	21,019
9,530	4.63%, 03/30/2025	9,804
2,855	5.75%, 11/20/2025	3,055
3,175	8.00%, 11/01/2031	4,048
1,740	Alta Mesa Holdings LP, 7.88%, 12/15/2024	1,914
	Altice US Finance I Corp.,
3,800	5.38%, 07/15/2023 (e)	3,890
3,893	5.50%, 05/15/2026 (e)	3,981
8,140	Amazon.com, Inc., 4.25%, 08/22/2057 (e)	8,590
	AMC Entertainment Holdings, Inc.,
5,890	5.75%, 06/15/2025	5,743
1,000	5.88%, 02/15/2022	1,005
1,375	5.88%, 11/15/2026	1,339
1,079	6.13%, 05/15/2027	1,054
	AMC Networks, Inc.,
2,100	4.75%, 12/15/2022	2,142
831	4.75%, 08/01/2025	830
7,430	5.00%, 04/01/2024	7,541
	American Axle & Manufacturing, Inc.,
1,600	6.25%, 03/15/2021	1,632

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
6,537	6.25%, 04/01/2025 (e)	6,831
6,391	6.50%, 04/01/2027 (e)	6,695
1,900	6.63%, 10/15/2022	1,969
3,450	7.75%, 11/15/2019	3,730
18,070	American Express Co., Series C, (ICE LIBOR USD 3 Month + 3.29%), 4.90%, 03/15/2020 (x) (y) (aa)	18,341
1,731	American Greetings Corp., 7.88%, 02/15/2025 (e)	1,839
	American International Group, Inc.,
4,240	4.50%, 07/16/2044	4,398
8,805	4.80%, 07/10/2045	9,559
1,496	American Woodmark Corp., 4.88%, 03/15/2026 (e) (w)	1,496
	AmeriGas Partners LP,
4,378	5.50%, 05/20/2025	4,477
1,309	5.75%, 05/20/2027	1,340
1,039	5.88%, 08/20/2026	1,075
6,385	Amgen, Inc., 4.40%, 05/01/2045	6,721
	Amkor Technology, Inc.,
8,949	6.38%, 10/01/2022	9,206
2,278	6.63%, 06/01/2021	2,301
2,487	AMN Healthcare, Inc., 5.13%, 10/01/2024 (e)	2,537
805	Analog Devices, Inc., 4.50%, 12/05/2036	842
	Andeavor Logistics LP,
894	6.25%, 10/15/2022	940
1,540	6.38%, 05/01/2024	1,669
4,501	Anixter, Inc., 5.50%, 03/01/2023	4,794
2,380	Antero Midstream Partners LP, 5.38%, 09/15/2024	2,451
	Antero Resources Corp.,
4,982	5.13%, 12/01/2022	5,089
849	5.38%, 11/01/2021	869
4,205	5.63%, 06/01/2023	4,352
	Anthem, Inc.,
5,475	4.38%, 12/01/2047	5,665
3,295	4.65%, 08/15/2044	3,542
2,280	5.10%, 01/15/2044	2,601
3,453	Aramark Services, Inc., 5.00%, 02/01/2028 (e)	3,503
930	Archrock Partners LP, 6.00%, 10/01/2022	944
	Arconic, Inc.,
9,295	5.13%, 10/01/2024	9,830
2,540	5.87%, 02/23/2022	2,746
3,992	Ashland LLC, 4.75%, 08/15/2022	4,152

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	AT&T, Inc.,
5,380	4.35%, 06/15/2045	4,954
8,215	4.75%, 05/15/2046	8,025
1,175	5.15%, 03/15/2042	1,198
5,175	5.30%, 08/14/2058	5,228
1,685	5.45%, 03/01/2047	1,800
2,385	Avantor, Inc., 6.00%, 10/01/2024 (e)	2,406
5,950	Avaya, Inc., 7.00%, 04/01/2019 (d) (bb)	1
	Avis Budget Car Rental LLC,
845	5.25%, 03/15/2025 (e)	830
4,805	5.50%, 04/01/2023	4,841
6,765	6.38%, 04/01/2024 (e)	6,928
3,030	Axalta Coating Systems LLC, 4.88%, 08/15/2024 (e)	3,128
1,764	B&G Foods, Inc., 5.25%, 04/01/2025	1,766
3,565	Baker Hughes a GE Co. LLC, 4.08%, 12/15/2047 (e)	3,541
1,962	Ball Corp., 5.25%, 07/01/2025	2,077
	Bank of America Corp.,
12,340	Series K, (ICE LIBOR USD 3 Month + 3.63%), 5.40%, 04/30/2018 (x) (y) (aa)	12,506
7,015	Series U, (ICE LIBOR USD 3 Month + 3.14%), 5.20%, 06/01/2023 (x) (y) (aa)	7,129
23,045	Series V, (ICE LIBOR USD 3 Month + 3.39%), 5.13%, 06/17/2019 (x) (y) (aa)	23,333
11,220	Series X, (ICE LIBOR USD 3 Month + 3.71%), 6.25%, 09/05/2024 (x) (y) (aa)	12,105
13,130	Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (x) (y) (aa)	14,689
11,168	Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 03/17/2025 (x) (y) (aa)	12,048
	Bank of New York Mellon Corp. (The),
9,636	Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 06/20/2023 (x) (y) (aa)	9,540
15,050	Series E, (ICE LIBOR USD 3 Month + 3.42%), 4.95%, 06/20/2020 (x) (y) (aa)	15,392
10,966	Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 09/20/2026 (x) (y) (aa)	10,993
4,260	Becton Dickinson and Co., 4.67%, 06/06/2047	4,522
	Berry Global, Inc.,
1,285	4.50%, 02/15/2026 (e)	1,282
1,875	5.13%, 07/15/2023	1,946
500	6.00%, 10/15/2022	521
3,972	Blue Cube Spinco, Inc., 10.00%, 10/15/2025	4,756
6,347	Blue Racer Midstream LLC, 6.13%, 11/15/2022 (e)	6,585

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
495	Boise Cascade Co., 5.63%, 09/01/2024 (e)	517
1,723	Booz Allen Hamilton, Inc., 5.13%, 05/01/2025 (e)	1,727
	Boyd Gaming Corp.,
970	6.38%, 04/01/2026	1,040
6,100	6.88%, 05/15/2023	6,451
8,435	Brighthouse Financial, Inc., 4.70%, 06/22/2047 (e)	8,323
1,734	Brink’s Co. (The), 4.63%, 10/15/2027 (e)	1,686
606	Bristow Group, Inc., 6.25%, 10/15/2022	512
8,120	Buckeye Partners LP, (ICE LIBOR USD 3 Month + 4.02%), 6.38%, 01/22/2078 (aa)	8,293
4,295	BWAY Holding Co., 5.50%, 04/15/2024 (e)	4,451
4,322	Cablevision Systems Corp., 8.00%, 04/15/2020	4,641
	CalAtlantic Group, Inc.,
977	5.25%, 06/01/2026	1,024
600	5.38%, 10/01/2022	636
2,247	5.88%, 11/15/2024	2,449
295	8.38%, 01/15/2021	336
1,259	Caleres, Inc., 6.25%, 08/15/2023	1,324
1,923	California Resources Corp., 8.00%, 12/15/2022 (e)	1,609
1,630	Callon Petroleum Co., 6.13%, 10/01/2024	1,691
	Calpine Corp.,
4,605	5.25%, 06/01/2026 (e)	4,519
1,500	5.50%, 02/01/2024	1,432
1,140	5.75%, 01/15/2025	1,080
2,000	5.88%, 01/15/2024 (e)	2,045
175	Calumet Specialty Products Partners LP, 6.50%, 04/15/2021	175
3,155	Camelot Finance SA, 7.88%, 10/15/2024 (e)	3,360
21,570	Capital One Financial Corp., Series E, (ICE LIBOR USD 3 Month + 3.80%), 5.55%, 06/01/2020 (x) (y) (aa)	22,271
2,690	Cardinal Health, Inc., 4.37%, 06/15/2047	2,654
3,414	Carrizo Oil & Gas, Inc., 6.25%, 04/15/2023	3,525
676	Catalent Pharma Solutions, Inc., 4.88%, 01/15/2026 (e)	676
1,357	CB Escrow Corp., 8.00%, 10/15/2025 (e)	1,360
1,857	CBS Corp., 4.60%, 01/15/2045	1,883
1,340	CBS Radio, Inc., 7.25%, 11/01/2024 (e)	1,407
662	CCM Merger, Inc., 6.00%, 03/15/2022 (e)	679
	CCO Holdings LLC,
9,663	5.00%, 02/01/2028 (e)	9,349
1,235	5.13%, 05/01/2023 (e)	1,259

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
6,432	5.13%, 05/01/2027 (e)	6,265
2,565	5.38%, 05/01/2025 (e)	2,603
7,685	5.50%, 05/01/2026 (e)	7,839
10,466	5.75%, 02/15/2026 (e)	10,832
34,492	5.88%, 04/01/2024 (e)	36,044
875	CDK Global, Inc., 4.88%, 06/01/2027 (e)	876
	CDW LLC,
2,242	5.00%, 09/01/2023	2,304
635	5.50%, 12/01/2024	685
	Cedar Fair LP,
575	5.38%, 06/01/2024	598
490	5.38%, 04/15/2027 (e)	511
5,670	Celgene Corp., 4.35%, 11/15/2047	5,693
	Centene Corp.,
100	4.75%, 05/15/2022	104
2,850	4.75%, 01/15/2025	2,900
2,570	5.63%, 02/15/2021	2,642
1,745	6.13%, 02/15/2024	1,854
	Central Garden & Pet Co.,
1,860	5.13%, 02/01/2028	1,851
2,850	6.13%, 11/15/2023	3,010
	CenturyLink, Inc.,
780	Series S, 6.45%, 06/15/2021	793
6,891	Series T, 5.80%, 03/15/2022	6,719
7,294	Series W, 6.75%, 12/01/2023	7,095
606	Series Y, 7.50%, 04/01/2024	610
	CF Industries, Inc.,
881	4.50%, 12/01/2026 (e)	910
3,310	5.15%, 03/15/2034	3,339
10,605	Charles Schwab Corp. (The), Series F, (ICE LIBOR USD 3 Month + 2.58%), 5.00%, 12/01/2027 (x) (y) (aa)	10,479
13,850	Charter Communications Operating LLC, 6.48%, 10/23/2045	16,276
	Chemours Co. (The),
3,080	6.63%, 05/15/2023	3,241
1,665	7.00%, 05/15/2025	1,819
	Cheniere Corpus Christi Holdings LLC,
2,195	5.13%, 06/30/2027	2,266
7,060	5.88%, 03/31/2025	7,607
492	7.00%, 06/30/2024	560
1,153	Cheniere Energy Partners LP, 5.25%, 10/01/2025 (e)	1,175
	Chesapeake Energy Corp.,
226	5.75%, 03/15/2023	211

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
4,012	8.00%, 12/15/2022 (e)	4,303
2,501	8.00%, 01/15/2025 (e)	2,526
5,401	8.00%, 06/15/2027 (e)	5,347
2,254	Cincinnati Bell, Inc., 7.00%, 07/15/2024 (e)	2,175
4,090	Cinemark USA, Inc., 4.88%, 06/01/2023	4,141
4,041	CIT Group, Inc., 5.00%, 08/15/2022	4,223
1,815	CITGO Petroleum Corp., 6.25%, 08/15/2022 (e)	1,823
	Citigroup, Inc.,
14,725	Series D, (ICE LIBOR USD 3 Month + 3.47%), 5.35%, 05/15/2023 (x) (y) (aa)	14,927
10,670	Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 05/15/2024 (x) (y) (aa)	11,350
15,550	Series N, (ICE LIBOR USD 3 Month + 4.09%), 5.80%, 11/15/2019 (x) (y) (aa)	16,114
4,785	Series O, (ICE LIBOR USD 3 Month + 4.06%), 5.87%, 03/27/2020 (x) (y) (aa)	4,952
10,235	(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 01/30/2023 (x) (y) (aa)	10,760
11,785	Series P, (ICE LIBOR USD 3 Month + 3.91%), 5.95%, 05/15/2025 (x) (y) (aa)	12,463
1,670	Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020 (x) (y) (aa)	1,766
5,475	Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 08/15/2026 (x) (y) (aa)	5,954
	Claire’s Stores, Inc.,
1,150	6.13%, 03/15/2020 (e)	788
6,088	9.00%, 03/15/2019 (e)	4,307
1,490	Clean Harbors, Inc., 5.13%, 06/01/2021	1,505
	Clear Channel Worldwide Holdings, Inc.,
1,675	Series A, 6.50%, 11/15/2022	1,717
115	Series A, 7.63%, 03/15/2020	113
31,795	Series B, 6.50%, 11/15/2022	32,732
17,307	Series B, 7.63%, 03/15/2020	17,177
	Clearwater Paper Corp.,
2,125	4.50%, 02/01/2023	2,104
900	5.38%, 02/01/2025 (e)	908
4,235	CNG Holdings, Inc., 9.38%, 05/15/2020 (e)	4,161
3,065	CNO Financial Group, Inc., 5.25%, 05/30/2025	3,150
1,947	CNX Resources Corp., 5.88%, 04/15/2022	1,998
2,669	Cogent Communications Finance, Inc., 5.63%, 04/15/2021 (e)	2,702
5,075	Cogent Communications Group, Inc., 5.38%, 03/01/2022 (e)	5,278
3,290	Columbia Pipeline Group, Inc., 5.80%, 06/01/2045	4,013

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
2,595	Comcast Corp., 4.00%, 08/15/2047	2,620
	Commercial Metals Co.,
952	4.88%, 05/15/2023	968
825	5.38%, 07/15/2027	848
	CommScope Technologies LLC,
1,505	5.00%, 03/15/2027 (e)	1,499
9,092	6.00%, 06/15/2025 (e)	9,567
	CommScope, Inc.,
2,355	5.00%, 06/15/2021 (e)	2,399
4,348	5.50%, 06/15/2024 (e)	4,506
	Community Health Systems, Inc.,
2,435	5.13%, 08/01/2021	2,271
2,930	6.25%, 03/31/2023	2,710
3,017	6.88%, 02/01/2022	2,152
2,575	7.13%, 07/15/2020	2,240
652	Consolidated Communications, Inc., 6.50%, 10/01/2022	585
	Continental Resources, Inc.,
1,072	3.80%, 06/01/2024	1,051
909	4.38%, 01/15/2028 (e)	906
7,557	4.50%, 04/15/2023	7,651
3,963	4.90%, 06/01/2044	3,953
2,925	Cooper-Standard Automotive, Inc., 5.63%, 11/15/2026 (e)	2,998
2,400	CoreCivic, Inc., 4.63%, 05/01/2023	2,448
873	Cornerstone Chemical Co., 6.75%, 08/15/2024 (e)	875
8,255	Corning, Inc., 4.38%, 11/15/2057	8,220
	Covanta Holding Corp.,
240	5.88%, 03/01/2024	243
379	5.88%, 07/01/2025	386
2,075	Covey Park Energy LLC, 7.50%, 05/15/2025 (e)	2,189
3,940	Cox Communications, Inc., 4.60%, 08/15/2047 (e)	3,942
	Crestwood Midstream Partners LP,
2,091	5.75%, 04/01/2025	2,159
319	6.25%, 04/01/2023	333
	Crown Americas LLC,
815	4.25%, 09/30/2026	792
1,281	4.75%, 02/01/2026 (e)	1,291
	CSC Holdings LLC,
2,249	5.25%, 06/01/2024	2,193
1,600	5.38%, 02/01/2028 (e)	1,596
2,510	5.50%, 04/15/2027 (e)	2,541

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,400	6.63%, 10/15/2025 (e)	1,498
2,504	6.75%, 11/15/2021	2,685
942	8.63%, 02/15/2019	994
7,952	10.13%, 01/15/2023 (e)	8,971
1,182	10.88%, 10/15/2025 (e)	1,408
1,341	CSI Compressco LP, 7.25%, 08/15/2022	1,321
4,820	CSX Corp., 4.25%, 11/01/2066	4,755
640	Cumberland Farms, Inc., 6.75%, 05/01/2025 (e)	683
	CURO Financial Technologies Corp.,
2,011	12.00%, 03/01/2022 (e)	2,223
6,818	CVR Partners LP, 9.25%, 06/15/2023 (e)	7,287
	CyrusOne LP,
1,408	5.00%, 03/15/2024	1,436
1,239	5.38%, 03/15/2027	1,289
1,375	Dana Financing Luxembourg Sarl, 5.75%, 04/15/2025 (e)	1,444
4,320	Dana Financing Luxembourg SARL, 6.50%, 06/01/2026 (e)	4,671
	Dana, Inc.,
1,250	5.50%, 12/15/2024	1,303
6,125	6.00%, 09/15/2023	6,401
	DaVita, Inc.,
4,830	5.00%, 05/01/2025	4,812
3,502	5.13%, 07/15/2024	3,528
1,275	5.75%, 08/15/2022	1,314
	DCP Midstream Operating LP,
4,359	3.88%, 03/15/2023	4,359
702	4.95%, 04/01/2022	732
1,825	6.75%, 09/15/2037 (e)	2,067
5,558	Dean Foods Co., 6.50%, 03/15/2023 (e)	5,502
3,243	Delek Logistics Partners LP, 6.75%, 05/15/2025 (e)	3,308
	Dell International LLC,
7,581	5.45%, 06/15/2023 (e)	8,146
1,420	5.88%, 06/15/2021 (e)	1,471
9,926	6.02%, 06/15/2026 (e)	10,866
1,465	7.13%, 06/15/2024 (e)	1,601
6,310	8.35%, 07/15/2046 (e)	8,282
2,935	Delphi Technologies plc, 5.00%, 10/01/2025 (e)	2,928
2,114	Denbury Resources, Inc., 9.25%, 03/31/2022 (e)	2,167
950	Diamond Offshore Drilling, Inc., 7.88%, 08/15/2025	1,007
4,400	Diebold Nixdorf, Inc., 8.50%, 04/15/2024	4,649

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
11,644	Discover Financial Services, Series C, (ICE LIBOR USD 3 Month + 3.08%), 5.50%, 10/30/2027 (x) (y) (aa)	11,826
6,775	Discovery Communications LLC, 5.20%, 09/20/2047	6,936
	DISH DBS Corp.,
19,979	5.00%, 03/15/2023	18,737
12,086	5.88%, 07/15/2022	12,026
14,996	5.88%, 11/15/2024	14,218
9,887	6.75%, 06/01/2021	10,357
3,029	7.75%, 07/01/2026	3,112
6,950	DJO Finco, Inc., 8.13%, 06/15/2021 (e)	6,707
2,774	Dole Food Co., Inc., 7.25%, 06/15/2025 (e)	2,947
4,748	Dollar Tree, Inc., 5.75%, 03/01/2023	4,953
2,229	Dominion Energy Gas Holdings LLC, 4.60%, 12/15/2044	2,410
17,485	Dominion Energy, Inc., (ICE LIBOR USD 3 Month + 3.06%), 5.75%, 10/01/2054 (aa)	18,928
	Downstream Development Authority of the Quapaw Tribe of Oklahoma,
2,164	10.50%, 07/01/2019 (e)	2,207
2,197	10.50%, 02/15/2023 (e)	2,260
2,738	Dr Pepper Snapple Group, Inc., 4.50%, 11/15/2045 (e)	2,808
	Dynegy, Inc.,
6,393	5.88%, 06/01/2023	6,537
1,300	7.38%, 11/01/2022	1,373
3,515	7.63%, 11/01/2024	3,798
3,755	8.00%, 01/15/2025 (e)	4,084
2,192	8.13%, 01/30/2026 (e)	2,417
	Eldorado Resorts, Inc.,
1,551	6.00%, 04/01/2025	1,619
560	7.00%, 08/01/2023	597
13,871	Embarq Corp., 8.00%, 06/01/2036	13,419
	EMC Corp.,
1,129	2.65%, 06/01/2020	1,112
133	3.38%, 06/01/2023	126
1,825	EMI Music Publishing Group North America Holdings, Inc., 7.63%, 06/15/2024 (e)	2,007
	Endo Dac,
930	5.88%, 10/15/2024 (e)	944
10,650	6.00%, 07/15/2023 (e)	8,347
1,770	6.00%, 02/01/2025 (e)	1,331
	Endo Finance LLC,
3,282	5.75%, 01/15/2022 (e)	2,773

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
46	7.25%, 01/15/2022 (e)	40
6,565	Energizer Holdings, Inc., 5.50%, 06/15/2025 (e)	6,729
	Energy Transfer Equity LP,
1,233	4.25%, 03/15/2023	1,239
4,397	5.88%, 01/15/2024	4,760
3,020	Energy Transfer LP, 5.15%, 02/01/2043	2,947
	Energy Transfer Partners LP,
13,370	Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 02/15/2023 (x) (y) (aa)	13,395
9,235	Series B, (ICE LIBOR USD 3 Month + 4.16%), 6.63%, 02/15/2028 (x) (y) (aa)	9,234
8,060	EnLink Midstream Partners LP, Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (x) (y) (aa)	7,979
	Ensco plc,
546	4.50%, 10/01/2024	468
2,778	5.20%, 03/15/2025	2,417
136	5.75%, 10/01/2044	97
1,070	7.75%, 02/01/2026	1,064
3,450	Entegris, Inc., 4.63%, 02/10/2026 (e)	3,463
	Enterprise Products Operating LLC,
2,890	4.85%, 03/15/2044	3,172
10,945	Series D, (ICE LIBOR USD 3 Month + 2.99%), 4.87%, 08/16/2077 (aa)	11,000
8,285	4.90%, 05/15/2046	9,244
11,815	Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 08/16/2077 (aa)	11,785
	Envision Healthcare Corp.,
3,316	5.13%, 07/01/2022 (e)	3,291
2,303	5.63%, 07/15/2022	2,343
	EP Energy LLC,
4,814	8.00%, 11/29/2024 (e)	5,067
6,186	8.00%, 02/15/2025 (e)	4,887
3,807	9.38%, 05/01/2024 (e)	3,226
	Equinix, Inc.,
3,098	5.38%, 01/01/2022	3,218
950	5.38%, 04/01/2023	976
948	5.75%, 01/01/2025	1,000
293	5.88%, 01/15/2026	312
8,015	ERAC USA Finance LLC, 4.20%, 11/01/2046 (e)	7,774
6,032	ESH Hospitality, Inc., 5.25%, 05/01/2025 (e)	6,077
720	EW Scripps Co. (The), 5.13%, 05/15/2025 (e)	711

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,365	Exela Intermediate LLC, 10.00%, 07/15/2023 (e)	3,323
4,100	Exelon Corp., 4.45%, 04/15/2046	4,317
	Express Scripts Holding Co.,
5,570	4.80%, 07/15/2046	5,937
1,556	6.13%, 11/15/2041	1,890
2,170	FedEx Corp., 4.55%, 04/01/2046	2,345
1,605	Fidelity & Guaranty Life Holdings, Inc., 6.38%, 04/01/2021 (e)	1,637
17,625	Fifth Third Bancorp, (ICE LIBOR USD 3 Month + 3.03%), 5.10%, 06/30/2023 (x) (y) (aa)	17,669
	First Data Corp.,
4,520	5.00%, 01/15/2024 (e)	4,638
17,493	5.38%, 08/15/2023 (e)	18,040
22,483	5.75%, 01/15/2024 (e)	23,235
3,478	7.00%, 12/01/2023 (e)	3,663
542	FirstCash, Inc., 5.38%, 06/01/2024 (e)	568
2,750	FirstEnergy Corp., Series C, 4.85%, 07/15/2047	3,044
690	FirstEnergy Transmission LLC, 5.45%, 07/15/2044 (e)	819
681	Flex Acquisition Co., Inc., 6.88%, 01/15/2025 (e)	699
16,565	Ford Motor Co., 4.75%, 01/15/2043	16,218
	Freeport-McMoRan, Inc.,
1,530	3.55%, 03/01/2022	1,518
8,365	3.88%, 03/15/2023	8,313
1,714	4.00%, 11/14/2021	1,732
4,605	4.55%, 11/14/2024	4,680
375	5.40%, 11/14/2034	391
2,310	5.45%, 03/15/2043	2,374
	Frontier Communications Corp.,
1,428	6.25%, 09/15/2021	1,167
7,180	6.88%, 01/15/2025	4,488
3,217	9.25%, 07/01/2021	2,895
1,526	10.50%, 09/15/2022	1,259
11,158	11.00%, 09/15/2025	8,731
1,346	FXI Holdings, Inc., 7.88%, 11/01/2024 (e)	1,343
3,429	Gartner, Inc., 5.13%, 04/01/2025 (e)	3,565
5,143	Gates Global LLC, 6.00%, 07/15/2022 (e)	5,259
4,460	GCI, Inc., 6.75%, 06/01/2021	4,555
2,522	GCP Applied Technologies, Inc., 9.50%, 02/01/2023 (e)	2,781
10,925	GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/2035	11,277

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
5,695	General Cable Corp., 5.75%, 10/01/2022	5,873
	General Electric Co.,
2,585	4.50%, 03/11/2044	2,711
44,203	Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.00%, 01/21/2021 (x) (y) (aa)	44,645
	General Motors Co.,
6,370	6.25%, 10/02/2043	7,519
8,720	6.75%, 04/01/2046	10,872
13,675	General Motors Financial Co., Inc., Series A, (ICE LIBOR USD 3 Month + 3.60%), 5.75%, 09/30/2027 (x) (y) (aa)	14,119
	Genesis Energy LP,
1,553	5.63%, 06/15/2024	1,518
1,359	6.00%, 05/15/2023	1,378
780	6.75%, 08/01/2022	809
3,640	Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024 (e)	4,022
	GenOn Energy, Inc.,
975	9.50%, 10/15/2018 (d)	792
3,355	9.88%, 10/15/2020 (d)	2,684
	GEO Group, Inc. (The),
8,165	5.88%, 01/15/2022	8,380
2,215	6.00%, 04/15/2026	2,259
	Gilead Sciences, Inc.,
755	4.15%, 03/01/2047	782
8,795	4.75%, 03/01/2046	9,940
	Global Partners LP,
1,085	6.25%, 07/15/2022	1,108
1,995	7.00%, 06/15/2023 (bb)	2,060
2,370	GLP Capital LP, 5.38%, 11/01/2023	2,548
5,204	Golden Nugget, Inc., 6.75%, 10/15/2024 (e)	5,380
	Goldman Sachs Group, Inc. (The),
23,810	Series L, (ICE LIBOR USD 3 Month + 3.88%), 5.70%, 05/10/2019 (x) (y) (aa)	24,509
14,640	Series M, (ICE LIBOR USD 3 Month + 3.92%), 5.38%, 05/10/2020 (x) (y) (aa)	15,116
12,090	Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (x) (y) (aa)	12,589
22,110	Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022 (x) (y) (aa)	21,696
850	Goodman Networks, Inc., 8.00%, 05/11/2022 (bb)	582
	Goodyear Tire & Rubber Co. (The),
5,526	4.88%, 03/15/2027	5,519
2,385	5.00%, 05/31/2026	2,409

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Gray Television, Inc.,
2,285	5.13%, 10/15/2024 (e)	2,297
1,445	5.88%, 07/15/2026 (e)	1,488
1,905	Great Lakes Dredge & Dock Corp., 8.00%, 05/15/2022	1,981
1,310	Group 1 Automotive, Inc., 5.25%, 12/15/2023 (e)	1,349
363	GTT Communications, Inc., 7.88%, 12/31/2024 (e)	388
	Gulfport Energy Corp.,
7,384	6.00%, 10/15/2024	7,439
880	6.38%, 05/15/2025	888
728	6.38%, 01/15/2026 (e)	732
1,858	H&E Equipment Services, Inc., 5.63%, 09/01/2025 (e)	1,928
2,865	Halcon Resources Corp., 6.75%, 02/15/2025 (e)	3,015
5,605	Halliburton Co., 5.00%, 11/15/2045	6,423
3,046	Hardwoods Acquisition, Inc., 7.50%, 08/01/2021 (e) (bb)	2,825
1,466	Harland Clarke Holdings Corp., 8.38%, 08/15/2022 (e)	1,528
3,740	Harris Corp., 5.05%, 04/27/2045	4,298
3,847	HCA Healthcare, Inc., 6.25%, 02/15/2021	4,102
	HCA, Inc.,
2,318	3.75%, 03/15/2019	2,344
1,410	4.25%, 10/15/2019	1,436
1,976	5.00%, 03/15/2024	2,060
2,175	5.25%, 04/15/2025	2,282
400	5.25%, 06/15/2026	418
37,876	5.38%, 02/01/2025	38,728
3,230	5.50%, 06/15/2047	3,297
4,959	5.88%, 03/15/2022	5,337
2,840	5.88%, 05/01/2023	3,046
6,435	5.88%, 02/15/2026	6,733
16,768	7.50%, 02/15/2022	18,822
1,527	HD Supply, Inc., 5.75%, 04/15/2024 (e)	1,634
	HealthSouth Corp.,
3,470	5.75%, 11/01/2024	3,540
3,650	5.75%, 09/15/2025	3,773
2,986	Hecla Mining Co., 6.88%, 05/01/2021	3,061
	Herc Rentals, Inc.,
3,088	7.50%, 06/01/2022 (e)	3,316
3,815	7.75%, 06/01/2024 (e)	4,182
	Hertz Corp. (The),
6,255	5.50%, 10/15/2024 (e)	5,602

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,551	6.25%, 10/15/2022	1,489
6,475	7.38%, 01/15/2021	6,475
5,140	7.63%, 06/01/2022 (e)	5,372
5,595	Hess Corp., 5.80%, 04/01/2047	6,343
1,315	Hess Infrastructure Partners LP, 5.63%, 02/15/2026 (e)	1,335
10,704	Hexion, Inc., 6.63%, 04/15/2020	9,741
2,391	Hilcorp Energy I LP, 5.00%, 12/01/2024 (e)	2,403
865	Hillman Group, Inc. (The), 6.38%, 07/15/2022 (e)	854
	Hill-Rom Holdings, Inc.,
685	5.00%, 02/15/2025 (e)	695
6,428	5.75%, 09/01/2023 (e)	6,693
2,235	Hilton Domestic Operating Co., Inc., 4.25%, 09/01/2024	2,225
1,765	Hilton Grand Vacations Borrower LLC, 6.13%, 12/01/2024	1,937
	Hilton Worldwide Finance LLC,
3,023	4.63%, 04/01/2025	3,047
1,512	4.88%, 04/01/2027	1,546
1,655	Holly Energy Partners LP, 6.00%, 08/01/2024 (e)	1,729
	Hologic, Inc.,
3,691	4.38%, 10/15/2025 (e)	3,691
523	4.63%, 02/01/2028 (e)	523
	Hughes Satellite Systems Corp.,
6,595	5.25%, 08/01/2026	6,661
1,690	6.63%, 08/01/2026	1,787
	Huntsman International LLC,
560	4.88%, 11/15/2020	583
9,478	5.13%, 11/15/2022	10,082
	Icahn Enterprises LP,
3,124	5.88%, 02/01/2022	3,183
1,705	6.25%, 02/01/2022 (e)	1,756
2,715	6.38%, 12/15/2025 (e)	2,762
800	6.75%, 02/01/2024	832
	iHeartCommunications, Inc.,
2,116	9.00%, 12/15/2019	1,629
2,067	9.00%, 03/01/2021	1,499
	IHS Markit Ltd.,
1,022	4.00%, 03/01/2026 (e)	993
900	4.75%, 02/15/2025 (e)	936
8,163	ILFC E-Capital Trust I, (USD Constant Maturity 30 Year + 1.55%, 14.50% Cap), 4.37%, 12/21/2065 (e) (aa)	7,979

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
2,205	ILFC E-Capital Trust II, (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%, 14.50% Cap), 4.62%, 12/21/2065 (e) (aa)	2,169
8,769	Infor Software Parent LLC, 7.13% (cash), 05/01/2021 (e) (v)	8,944
	Infor US, Inc.,
1,248	5.75%, 08/15/2020 (e)	1,281
17,265	6.50%, 05/15/2022	17,805
5,823	Informatica LLC, 7.13%, 07/15/2023 (e)	5,997
1,241	Ingevity Corp., 4.50%, 02/01/2026 (e)	1,244
	International Game Technology plc,
925	6.25%, 02/15/2022 (e)	990
9,020	6.50%, 02/15/2025 (e)	10,035
4,020	Interval Acquisition Corp., 5.63%, 04/15/2023	4,151
937	IRB Holding Corp., 6.75%, 02/15/2026 (e)	949
	Iron Mountain, Inc.,
1,207	4.88%, 09/15/2027 (e)	1,154
1,557	5.25%, 03/15/2028 (e)	1,514
1,530	5.75%, 08/15/2024	1,536
1,250	6.00%, 08/15/2023	1,305
1,431	Itron, Inc., 5.00%, 01/15/2026 (e)	1,438
782	j2 Cloud Services LLC, 6.00%, 07/15/2025 (e)	827
8,360	Jack Ohio Finance LLC, 6.75%, 11/15/2021 (e)	8,799
400	JC Penney Corp., Inc., 5.88%, 07/01/2023 (e)	384
	Jeld-Wen, Inc.,
1,367	4.63%, 12/15/2025 (e)	1,367
1,370	4.88%, 12/15/2027 (e)	1,372
993	Kaiser Aluminum Corp., 5.88%, 05/15/2024	1,060
2,892	KFC Holding Co., 4.75%, 06/01/2027 (e)	2,870
4,425	Kimco Realty Corp., 4.45%, 09/01/2047	4,466
2,000	Kinder Morgan Energy Partners LP, 5.63%, 09/01/2041	2,153
7,460	Kindred Healthcare, Inc., 8.75%, 01/15/2023	7,926
3,075	Kinetic Concepts, Inc., 7.88%, 02/15/2021 (e)	3,190
6,400	KLX, Inc., 5.88%, 12/01/2022 (e)	6,664
1,160	Koppers, Inc., 6.00%, 02/15/2025 (e)	1,224
	Kraft Heinz Foods Co.,
5,875	4.38%, 06/01/2046	5,698
1,045	5.00%, 06/04/2042	1,110
8,927	5.20%, 07/15/2045	9,740

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,600	Kratos Defense & Security Solutions, Inc., 6.50%, 11/30/2025 (e)	1,708
10,245	Kroger Co. (The), 3.88%, 10/15/2046	9,409
	L Brands, Inc.,
1,625	5.25%, 02/01/2028	1,607
4,550	6.75%, 07/01/2036	4,584
1,606	6.88%, 11/01/2035	1,642
	Ladder Capital Finance Holdings LLLP,
1,514	5.25%, 03/15/2022 (e)	1,544
757	5.25%, 10/01/2025 (e)	757
	Lamar Media Corp.,
363	5.00%, 05/01/2023	371
258	5.38%, 01/15/2024	266
467	5.75%, 02/01/2026	493
4,855	Lennar Corp., 4.75%, 11/29/2027 (e)	4,904
	Level 3 Financing, Inc.,
5,636	5.13%, 05/01/2023	5,650
1,943	5.25%, 03/15/2026	1,906
4,086	5.38%, 01/15/2024	4,066
7,675	5.38%, 05/01/2025	7,690
561	5.63%, 02/01/2023	568
1,000	Level 3 Parent LLC, 5.75%, 12/01/2022	1,010
75	Levi Strauss & Co., 5.00%, 05/01/2025	78
870	Liberty Interactive LLC, 8.25%, 02/01/2030	955
2,538	Liberty Mutual Group, Inc., 7.80%, 03/15/2037 (e)	3,211
1,387	LIN Television Corp., 5.88%, 11/15/2022	1,429
4,910	Live Nation Entertainment, Inc., 4.88%, 11/01/2024 (e)	5,008
2,469	LPL Holdings, Inc., 5.75%, 09/15/2025 (e)	2,519
3,265	LSB Industries, Inc., SUB, 8.50%, 08/01/2019	3,277
5,407	LTF Merger Sub, Inc., 8.50%, 06/15/2023 (e)	5,711
	Mallinckrodt International Finance SA,
160	3.50%, 04/15/2018	160
539	4.75%, 04/15/2023	442
6,105	5.50%, 04/15/2025 (e)	4,960
2,585	5.63%, 10/15/2023 (e)	2,210
1,610	5.75%, 08/01/2022 (e)	1,477
5,645	Marathon Petroleum Corp., 4.75%, 09/15/2044	5,910
4,280	Markel Corp., 5.00%, 04/05/2046	4,700
6,890	Martin Marietta Materials, Inc., 4.25%, 12/15/2047	6,661

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,946	Martin Midstream Partners LP, 7.25%, 02/15/2021	1,973
1,625	Masco Corp., 4.50%, 05/15/2047	1,618
3,357	MasTec, Inc., 4.88%, 03/15/2023	3,407
	Match Group, Inc.,
312	5.00%, 12/15/2027 (e)	313
890	6.38%, 06/01/2024	962
3,780	Mattel, Inc., 6.75%, 12/31/2025 (e)	3,827
1,840	Mediacom Broadband LLC, 6.38%, 04/01/2023	1,895
2,185	Meredith Corp., 6.88%, 02/01/2026 (e)	2,237
	MetLife, Inc.,
12,815	6.40%, 12/15/2036	14,739
17,944	Series C, (ICE LIBOR USD 3 Month + 3.58%), 5.25%, 06/15/2020 (x) (y) (aa)	18,439
	MGM Growth Properties Operating Partnership LP,
995	4.50%, 09/01/2026	983
555	4.50%, 01/15/2028 (e)	541
2,630	5.63%, 05/01/2024	2,801
	MGM Resorts International,
15,020	6.00%, 03/15/2023	16,222
2,630	6.63%, 12/15/2021	2,866
15,259	7.75%, 03/15/2022	17,376
	Micron Technology, Inc.,
7,546	5.25%, 01/15/2024 (e)	7,848
470	5.50%, 02/01/2025	493
5,428	Microsemi Corp., 9.13%, 04/15/2023 (e)	6,066
1,350	Momentive Performance Materials USA, Inc., 8.88%, 10/15/2020 (d) (bb)	—	(h)
	Morgan Stanley,
20,790	Series H, (ICE LIBOR USD 3 Month + 3.61%), 5.45%, 07/15/2019 (x) (y) (aa)	21,310
24,034	Series J, (ICE LIBOR USD 3 Month + 3.81%), 5.55%, 07/15/2020 (x) (y) (aa)	24,845
4,310	Mosaic Co. (The), 5.63%, 11/15/2043	4,679
	Motors Liquidation Co.,
10	6.75%, 05/01/2028 (d) (bb)	—
11	7.75%, 03/15/2036 (d) (bb)	—
115	8.38%, 07/15/2033 (d) (bb)	—
5,316	MPH Acquisition Holdings LLC, 7.13%, 06/01/2024 (e)	5,708
	MPLX LP,
3,485	5.20%, 03/01/2047	3,840
1,900	5.50%, 02/15/2023	1,952
1,939	MSCI, Inc., 5.25%, 11/15/2024 (e)	2,018

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
10,774	Mylan NV, 5.25%, 06/15/2046	11,600
	Nabors Industries, Inc.,
174	5.10%, 09/15/2023	169
3,210	5.50%, 01/15/2023	3,210
2,340	5.75%, 02/01/2025 (e)	2,304
2,473	National Rural Utilities Cooperative Finance Corp., (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 04/20/2046 (aa)	2,634
	Nationstar Mortgage LLC,
1,372	6.50%, 07/01/2021	1,388
1,028	6.50%, 06/01/2022	1,038
2,489	Navistar International Corp., 6.63%, 11/01/2025 (e)	2,602
1,460	NCI Building Systems, Inc., 8.25%, 01/15/2023 (e)	1,551
	Neiman Marcus Group Ltd. LLC,
5,712	8.00%, 10/15/2021 (e)	3,641
5,159	9.50% (PIK), 10/15/2021 (e) (v)	2,908
	Netflix, Inc.,
1,786	4.38%, 11/15/2026	1,745
4,905	4.88%, 04/15/2028 (e)	4,868
645	5.75%, 03/01/2024	684
200	5.88%, 02/15/2025	214
	New Albertson’s, Inc.,
455	6.63%, 06/01/2028	365
692	7.45%, 08/01/2029	609
645	7.75%, 06/15/2026	584
2,280	8.00%, 05/01/2031	2,035
2,042	8.70%, 05/01/2030	1,914
2,447	New Home Co., Inc. (The), 7.25%, 04/01/2022	2,557
	Newfield Exploration Co.,
2,010	5.63%, 07/01/2024	2,151
210	5.75%, 01/30/2022	223
880	Nexstar Broadcasting, Inc., 6.13%, 02/15/2022 (e)	906
	NextEra Energy Operating Partners LP,
467	4.25%, 09/15/2024 (e)	469
986	4.50%, 09/15/2027 (e)	973
445	NGL Energy Partners LP, 5.13%, 07/15/2019	452
1,109	NGPL PipeCo LLC, 4.88%, 08/15/2027 (e)	1,139
7,664	Nielsen Finance LLC, 5.00%, 04/15/2022 (e)	7,789
3,150	Noble Energy, Inc., 5.25%, 11/15/2043	3,505

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States –– continued
9,480	Northern Trust Corp., Series D, (ICE LIBOR USD 3 Month + 3.20%), 4.60%, 10/01/2026 (x) (y) (aa)	9,670
	Novelis Corp.,
5,350	5.88%, 09/30/2026 (e)	5,510
4,710	6.25%, 08/15/2024 (e)	4,934
	NRG Energy, Inc.,
1,323	5.75%, 01/15/2028 (e)	1,323
2,000	6.25%, 05/01/2024	2,091
5,313	6.63%, 01/15/2027	5,605
2,465	NRG Yield Operating LLC, 5.00%, 09/15/2026	2,477
	Nuance Communications, Inc.,
1,229	5.38%, 08/15/2020 (e)	1,238
1,250	5.63%, 12/15/2026	1,292
730	NWH Escrow Corp., 7.50%, 08/01/2021 (e) (bb)	677
	Oasis Petroleum, Inc.,
8,338	6.50%, 11/01/2021	8,515
765	6.88%, 03/15/2022	788
935	6.88%, 01/15/2023	963
998	OI European Group BV, 4.00%, 03/15/2023 (e)	990
1,310	Olin Corp., 5.13%, 09/15/2027	1,362
3,600	ONEOK Partners LP, 6.20%, 09/15/2043	4,357
	Oshkosh Corp.,
1,300	5.38%, 03/01/2022	1,337
4,609	5.38%, 03/01/2025	4,863
	Outfront Media Capital LLC,
748	5.25%, 02/15/2022	763
1,650	5.63%, 02/15/2024	1,689
750	5.88%, 03/15/2025	780
	Owens Corning,
6,810	4.30%, 07/15/2047	6,591
2,530	4.40%, 01/30/2048	2,498
	Owens-Brockway Glass Container, Inc.,
810	5.00%, 01/15/2022 (e)	843
545	5.38%, 01/15/2025 (e)	572
584	5.88%, 08/15/2023 (e)	621
1,084	6.38%, 08/15/2025 (e)	1,198
444	Parker Drilling Co., 6.75%, 07/15/2022	382
	Parsley Energy LLC,
1,235	5.25%, 08/15/2025 (e)	1,247
603	5.38%, 01/15/2025 (e)	609
1,165	5.63%, 10/15/2027 (e)	1,197

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States –– continued
1,940	Party City Holdings, Inc., 6.13%, 08/15/2023 (e)	1,991
	PBF Holding Co. LLC,
1,431	7.00%, 11/15/2023	1,502
2,675	7.25%, 06/15/2025	2,818
1,089	PBF Logistics LP, 6.88%, 05/15/2023	1,133
	Peabody Energy Corp.,
627	6.00%, 03/31/2022 (e)	651
335	6.38%, 03/31/2025 (e)	352
	Penn Virginia Corp. Escrow,
500	7.25%, 04/15/2019 (d) (bb)	1
1,100	8.50%, 05/01/2020 (d) (bb)	1
2,399	Penske Automotive Group, Inc., 5.50%, 05/15/2026	2,453
	PetSmart, Inc.,
2,949	5.88%, 06/01/2025 (e)	2,275
10,750	7.13%, 03/15/2023 (e)	6,759
3,830	8.88%, 06/01/2025 (e)	2,432
7,036	Phillips 66, 4.88%, 11/15/2044	7,974
3,815	Phillips 66 Partners LP, 4.90%, 10/01/2046	4,028
	Pilgrim’s Pride Corp.,
2,313	5.75%, 03/15/2025 (e)	2,336
1,300	5.88%, 09/30/2027 (e)	1,303
	Plains All American Pipeline LP,
1,560	4.70%, 06/15/2044	1,512
1,490	4.90%, 02/15/2045	1,480
16,150	Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (x) (y) (aa)	16,251
3,521	Plantronics, Inc., 5.50%, 05/31/2023 (e)	3,644
	PNC Financial Services Group, Inc. (The),
9,215	Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 06/01/2023 (x) (y) (aa)	9,353
10,675	Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/01/2026 (x) (y) (aa)	11,193
2,520	Polaris Intermediate Corp., 8.50% (Cash), 12/01/2022 (e) (v)	2,624
3,084	PolyOne Corp., 5.25%, 03/15/2023	3,223
	Post Holdings, Inc.,
1,997	5.00%, 08/15/2026 (e)	1,950
1,345	5.50%, 03/01/2025 (e)	1,385
1,470	5.63%, 01/15/2028 (e)	1,465
1,640	5.75%, 03/01/2027 (e)	1,650
523	PQ Corp., 5.75%, 12/15/2025 (e)	539
7,555	Prime Security Services Borrower LLC, 9.25%, 05/15/2023 (e)	8,358

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Prudential Financial, Inc.,
7,920	(ICE LIBOR USD 3 Month + 3.04%), 5.20%, 03/15/2044 (aa)	8,395
5,006	(ICE LIBOR USD 3 Month + 3.03%), 5.38%, 05/15/2045 (aa)	5,394
23,245	(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 06/15/2043 (aa)	25,284
15,685	(ICE LIBOR USD 3 Month + 4.18%), 5.87%, 09/15/2042 (aa)	17,175
	QEP Resources, Inc.,
1,072	5.25%, 05/01/2023	1,094
3,083	5.38%, 10/01/2022	3,179
814	5.63%, 03/01/2026	832
1,010	6.88%, 03/01/2021	1,091
1,660	Qorvo, Inc., 6.75%, 12/01/2023	1,768
1,000	Quad/Graphics, Inc., 7.00%, 05/01/2022	1,035
	QUALCOMM, Inc.,
2,690	4.30%, 05/20/2047	2,653
2,470	4.80%, 05/20/2045	2,623
	Quicken Loans, Inc.,
2,070	5.25%, 01/15/2028 (e)	2,024
4,479	5.75%, 05/01/2025 (e)	4,563
	Quintiles IMS, Inc.,
1,255	4.88%, 05/15/2023 (e)	1,299
5,110	5.00%, 10/15/2026 (e)	5,206
1,115	Qwest Capital Funding, Inc., 7.75%, 02/15/2031	1,006
580	Qwest Corp., 7.25%, 09/15/2025	622
8,507	Rackspace Hosting, Inc., 8.63%, 11/15/2024 (e)	9,049
	Radian Group, Inc.,
1,645	4.50%, 10/01/2024	1,645
588	7.00%, 03/15/2021	647
3,985	Rain CII Carbon LLC, 7.25%, 04/01/2025 (e)	4,314
	Range Resources Corp.,
6,810	4.88%, 05/15/2025	6,614
96	5.00%, 08/15/2022	97
2,747	5.00%, 03/15/2023	2,740
1,851	RBS Global, Inc., 4.88%, 12/15/2025 (e)	1,874
	Regal Entertainment Group,
3,640	5.75%, 03/15/2022	3,749
1,200	5.75%, 06/15/2023	1,242
315	5.75%, 02/01/2025	323
1,271	Revlon Consumer Products Corp., 6.25%, 08/01/2024	817

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Reynolds Group Issuer, Inc.,
1,000	5.13%, 07/15/2023 (e)	1,030
9,425	5.75%, 10/15/2020	9,578
3,079	6.88%, 02/15/2021	3,125
1,745	7.00%, 07/15/2024 (e)	1,856
	RHP Hotel Properties LP,
2,950	5.00%, 04/15/2021	2,979
3,828	5.00%, 04/15/2023	3,924
	Rite Aid Corp.,
8,082	6.13%, 04/01/2023 (e)	7,536
1,160	6.75%, 06/15/2021	1,185
3,060	Riverbed Technology, Inc., 8.88%, 03/01/2023 (e)	2,930
1,405	Rowan Cos., Inc., 7.38%, 06/15/2025	1,440
58	RR Donnelley & Sons Co., 7.00%, 02/15/2022	60
7,778	RSI Home Products, Inc., 6.50%, 03/15/2023 (e)	8,147
1,135	RSP Permian, Inc., 5.25%, 01/15/2025	1,178
	Sabre GLBL, Inc.,
2,542	5.25%, 11/15/2023 (e)	2,564
8,087	5.38%, 04/15/2023 (e)	8,211
	Sally Holdings LLC,
75	5.50%, 11/01/2023	76
325	5.63%, 12/01/2025	323
495	Sanchez Energy Corp., 6.13%, 01/15/2023	433
	SBA Communications Corp.,
314	4.00%, 10/01/2022 (e)	309
2,791	4.88%, 07/15/2022	2,857
3,930	4.88%, 09/01/2024	3,911
	Scientific Games International, Inc.,
1,575	5.00%, 10/15/2025 (e) (w)	1,579
9,100	7.00%, 01/01/2022 (e)	9,600
3,325	10.00%, 12/01/2022	3,637
	Scotts Miracle-Gro Co. (The),
1,622	5.25%, 12/15/2026	1,675
8,218	6.00%, 10/15/2023	8,670
	Sealed Air Corp.,
1,400	4.88%, 12/01/2022 (e)	1,463
1,750	5.13%, 12/01/2024 (e)	1,851
1,233	5.25%, 04/01/2023 (e)	1,310
389	SEATRK, 14.00%, 06/30/2018 (bb)	392
	SemGroup Corp.,
1,146	5.63%, 07/15/2022	1,158
1,070	5.63%, 11/15/2023	1,055

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
1,509	7.25%, 03/15/2026 (e)	1,562
4,456	Seminole Hard Rock Entertainment, Inc., 5.88%, 05/15/2021 (e)	4,523
2,335	Sempra Energy, 4.00%, 02/01/2048	2,299
	Sensata Technologies BV,
4,678	4.88%, 10/15/2023 (e)	4,865
470	5.00%, 10/01/2025 (e)	488
2,034	5.63%, 11/01/2024 (e)	2,214
8,376	Sensata Technologies UK Financing Co. plc, 6.25%, 02/15/2026 (e)	9,004
	Service Corp. International,
2,865	5.38%, 01/15/2022	2,930
6,275	5.38%, 05/15/2024	6,589
2,735	7.50%, 04/01/2027	3,255
1,240	8.00%, 11/15/2021	1,441
408	Shearer’s Foods LLC, 9.00%, 11/01/2019 (e)	416
2,050	Sherwin-Williams Co. (The), 4.50%, 06/01/2047	2,164
	Sinclair Television Group, Inc.,
2,835	5.13%, 02/15/2027 (e)	2,814
6,195	5.38%, 04/01/2021	6,282
2,589	5.63%, 08/01/2024 (e) (bb)	2,666
3,230	6.13%, 10/01/2022	3,323
	Sirius XM Radio, Inc.,
2,336	4.63%, 05/15/2023 (e)	2,365
3,314	5.00%, 08/01/2027 (e)	3,289
10,110	5.38%, 04/15/2025 (e)	10,363
2,855	5.38%, 07/15/2026 (e)	2,915
7,571	6.00%, 07/15/2024 (e)	7,912
5,185	Six Flags Entertainment Corp., 4.88%, 07/31/2024 (e)	5,256
	SM Energy Co.,
2,211	5.00%, 01/15/2024	2,156
1,248	6.50%, 11/15/2021 (bb)	1,274
2,915	Solera LLC, 10.50%, 03/01/2024 (e)	3,268
671	Sonic Automotive, Inc., 6.13%, 03/15/2027	666
1,945	Sotera Health Holdings LLC, 6.50%, 05/15/2023 (e)	2,028
2,680	Sotheby’s, 4.88%, 12/15/2025 (e)	2,634
7,550	Southern Power Co., Series F, 4.95%, 12/15/2046	8,226
	Southwestern Energy Co.,
1,510	4.10%, 03/15/2022	1,487
8,391	6.70%, 01/23/2025	8,538
1,165	7.50%, 04/01/2026	1,219

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
1,165	7.75%, 10/01/2027	1,209
1,605	Spectra Energy Partners LP, 4.50%, 03/15/2045	1,665
	Spectrum Brands, Inc.,
2,159	6.13%, 12/15/2024	2,289
3,202	6.63%, 11/15/2022	3,318
1,075	Speedway Motorsports, Inc., 5.13%, 02/01/2023	1,094
	Springleaf Finance Corp.,
3,577	5.63%, 03/15/2023	3,590
2,264	7.75%, 10/01/2021	2,499
1,688	8.25%, 12/15/2020	1,861
15,840	Sprint Capital Corp., 8.75%, 03/15/2032	18,731
	Sprint Communications, Inc.,
5,328	6.00%, 11/15/2022	5,315
3,660	7.00%, 03/01/2020 (e)	3,907
4,124	7.00%, 08/15/2020	4,352
305	11.50%, 11/15/2021	369
	Sprint Corp.,
2,829	7.13%, 06/15/2024	2,868
3,678	7.25%, 09/15/2021	3,909
20,681	7.63%, 02/15/2025	21,456
34,952	7.88%, 09/15/2023	36,918
	SPX FLOW, Inc.,
1,370	5.63%, 08/15/2024 (e)	1,422
2,175	5.88%, 08/15/2026 (e)	2,278
	Standard Industries, Inc.,
6,553	4.75%, 01/15/2028 (e)	6,504
610	5.00%, 02/15/2027 (e)	619
2,304	6.00%, 10/15/2025 (e)	2,448
13,926	Staples, Inc., 8.50%, 09/15/2025 (e)	13,456
1,650	State Street Corp., Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.25%, 09/15/2020 (x) (y) (aa)	1,720
1,197	Station Casinos LLC, 5.00%, 10/01/2025 (e)	1,207
	Steel Dynamics, Inc.,
2,050	4.13%, 09/15/2025	2,029
1,085	5.00%, 12/15/2026	1,128
625	5.25%, 04/15/2023	642
650	5.50%, 10/01/2024	676
195	Stone Energy Corp., 7.50%, 05/31/2022	197
	Summit Materials LLC,
663	5.13%, 06/01/2025 (e)	676
5,180	6.13%, 07/15/2023	5,348

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
	Summit Midstream Holdings LLC,
1,559	5.50%, 08/15/2022	1,575
4,125	5.75%, 04/15/2025	4,156
	Sunoco Logistics Partners Operations LP,
3,655	5.30%, 04/01/2044	3,683
6,600	5.35%, 05/15/2045	6,714
	Sunoco LP,
1,655	4.88%, 01/15/2023 (e)	1,686
1,966	5.50%, 02/15/2026 (e)	2,007
423	5.88%, 03/15/2028 (e)	432
	SunTrust Banks, Inc.,
12,540	(ICE LIBOR USD 3 Month + 3.86%), 5.63%, 12/15/2019 (x) (y) (aa)	13,010
8,680	Series G, (ICE LIBOR USD 3 Month + 3.10%), 5.05%, 06/15/2022 (x) (y) (aa)	8,702
10,625	Series H, (ICE LIBOR USD 3 Month + 2.79%), 5.13%, 12/15/2027 (x) (y) (aa)	10,273
	SUPERVALU, Inc.,
5,257	6.75%, 06/01/2021	5,178
9,575	7.75%, 11/15/2022	9,384
2,330	Symantec Corp., 5.00%, 04/15/2025 (e)	2,376
	Talen Energy Supply LLC,
2,351	6.50%, 06/01/2025	1,957
2,250	9.50%, 07/15/2022 (e)	2,353
	Tallgrass Energy Partners LP,
2,150	5.50%, 09/15/2024 (e)	2,204
3,810	5.50%, 01/15/2028 (e)	3,800
	Targa Resources Partners LP,
2,483	4.25%, 11/15/2023	2,452
2,955	5.00%, 01/15/2028 (e)	2,925
4,214	5.13%, 02/01/2025	4,246
850	5.25%, 05/01/2023	869
4,710	6.75%, 03/15/2024	5,028
4,711	Team Health Holdings, Inc., 6.38%, 02/01/2025 (e)	4,393
	TEGNA, Inc.,
1,415	4.88%, 09/15/2021 (e)	1,436
2,210	5.50%, 09/15/2024 (e)	2,299
5,470	6.38%, 10/15/2023	5,715
	Teleflex, Inc.,
368	4.88%, 06/01/2026	375
875	5.25%, 06/15/2024	906
	Tempur Sealy International, Inc.,
6,355	5.50%, 06/15/2026	6,387
2,786	5.63%, 10/15/2023	2,869

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Tenet Healthcare Corp.,
2,284	4.38%, 10/01/2021	2,284
8,381	4.50%, 04/01/2021	8,423
3,003	4.63%, 07/15/2024 (e)	2,950
1,220	4.75%, 06/01/2020	1,250
4,486	5.13%, 05/01/2025 (e)	4,424
995	5.50%, 03/01/2019	1,014
1,329	6.00%, 10/01/2020	1,393
1,070	6.75%, 02/01/2020	1,093
12,239	6.75%, 06/15/2023	12,071
1,085	7.00%, 08/01/2025 (e)	1,061
4,545	7.50%, 01/01/2022 (e)	4,809
15,155	8.13%, 04/01/2022	15,638
1,723	Tennant Co., 5.63%, 05/01/2025 (e)	1,794
1,225	Tenneco, Inc., 5.00%, 07/15/2026	1,236
5,243	Terex Corp., 5.63%, 02/01/2025 (e)	5,407
1,939	Terraform Global Operating LLC, 9.75%, 08/15/2022 (e)	2,147
	TerraForm Power Operating LLC,
1,869	4.25%, 01/31/2023 (e)	1,850
2,354	5.00%, 01/31/2028 (e)	2,322
1,500	SUB, 6.63%, 06/15/2025 (e)	1,637
3,530	Tesla, Inc., 5.30%, 08/15/2025 (e)	3,361
	Texas Competitive Electric Holdings Co. LLC,
29,250	8.50%, 05/01/2020 (d) (bb)	274
	T-Mobile USA, Inc.,
1,188	4.50%, 02/01/2026	1,194
1,188	4.75%, 02/01/2028	1,192
3,110	6.00%, 03/01/2023	3,255
5,377	6.38%, 03/01/2025	5,720
2,440	6.50%, 01/15/2024	2,593
14,315	6.50%, 01/15/2026	15,514
3,388	6.63%, 04/01/2023	3,521
2,682	6.84%, 04/28/2023	2,799
	Toll Brothers Finance Corp.,
1,820	4.35%, 02/15/2028	1,802
345	4.88%, 11/15/2025	359
935	5.63%, 01/15/2024	1,012
	TransDigm, Inc.,
1,000	5.50%, 10/15/2020	1,014
2,325	6.00%, 07/15/2022	2,386
1,134	6.38%, 06/15/2026	1,164
3,677	6.50%, 07/15/2024	3,782

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,785	6.50%, 05/15/2025	3,889
3,785	Transocean Proteus Ltd., 6.25%, 12/01/2024 (e)	3,984
	Transocean, Inc.,
857	5.80%, 10/15/2022	866
4,802	6.80%, 03/15/2038	4,118
4,452	7.50%, 01/15/2026 (e)	4,634
1,767	7.50%, 04/15/2031	1,683
4,176	9.00%, 07/15/2023 (e)	4,583
1,594	9.35%, 12/15/2041	1,626
3,815	TreeHouse Foods, Inc., 6.00%, 02/15/2024 (e)	3,958
2,180	TriMas Corp., 4.88%, 10/15/2025 (e)	2,191
3,194	Trinseo Materials Operating SCA, 5.38%, 09/01/2025 (e)	3,273
	Triumph Group, Inc.,
3,425	4.88%, 04/01/2021	3,365
1,686	5.25%, 06/01/2022	1,659
1,965	7.75%, 08/15/2025	2,083
869	Tronox Finance plc, 5.75%, 10/01/2025 (e)	889
3,198	Tutor Perini Corp., 6.88%, 05/01/2025 (e)	3,406
2,435	Tyson Foods, Inc., 4.55%, 06/02/2047	2,608
	Ultra Resources, Inc.,
8,395	6.88%, 04/15/2022 (e)	8,395
2,660	7.13%, 04/15/2025 (e)	2,657
3,327	Unit Corp., 6.63%, 05/15/2021	3,356
	United Continental Holdings, Inc.,
1,680	4.25%, 10/01/2022	1,688
3,281	5.00%, 02/01/2024	3,314
	United Rentals North America, Inc.,
1,160	4.63%, 10/15/2025	1,177
7,133	4.88%, 01/15/2028	7,133
3,281	5.50%, 07/15/2025	3,461
4,235	5.50%, 05/15/2027	4,447
4,990	5.75%, 11/15/2024	5,252
1,845	5.88%, 09/15/2026	1,977
1,300	United States Cellular Corp., 6.70%, 12/15/2033	1,380
785	United States Steel Corp., 8.38%, 07/01/2021 (e)	848
	Uniti Group LP,
3,715	6.00%, 04/15/2023 (e)	3,608
1,210	7.13%, 12/15/2024 (e)	1,074
5,500	8.25%, 10/15/2023	5,211
1,103	Univar USA, Inc., 6.75%, 07/15/2023 (e)	1,153

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	Univision Communications, Inc.,
3,600	5.13%, 05/15/2023 (e)	3,584
1,766	5.13%, 02/15/2025 (e)	1,713
648	6.75%, 09/15/2022 (e)	672
2,341	US Concrete, Inc., 6.38%, 06/01/2024	2,518
952	USIS Merger Sub, Inc., 6.88%, 05/01/2025 (e)	981
	Valeant Pharmaceuticals International, Inc.,
3,177	5.38%, 03/15/2020 (e)	3,157
383	5.50%, 03/01/2023 (e)	344
4,705	5.50%, 11/01/2025 (e)	4,754
33,127	5.88%, 05/15/2023 (e)	29,914
3,963	6.13%, 04/15/2025 (e)	3,548
1,266	6.50%, 03/15/2022 (e)	1,326
7,342	6.75%, 08/15/2021 (e)	7,269
5,817	7.00%, 03/15/2024 (e)	6,186
7,934	7.25%, 07/15/2022 (e)	7,855
10,483	7.50%, 07/15/2021 (e)	10,522
5,682	9.00%, 12/15/2025 (e)	5,836
608	Valvoline, Inc., 4.38%, 08/15/2025	606
1,935	Venator Finance SARL, 5.75% , 07/15/2025 (e)	1,993
	Verizon Communications, Inc.,
11,025	4.52%, 09/15/2048	10,992
6,525	5.01%, 04/15/2049	6,930
1,525	Versum Materials, Inc., 5.50%, 09/30/2024 (e)	1,616
8,436	Vertiv Group Corp., 9.25%, 10/15/2024 (e)	9,106
	Viacom, Inc.,
7,259	4.38%, 03/15/2043	6,644
795	5.85%, 09/01/2043	883
5,291	(ICE LIBOR USD 3 Month + 3.90%), 5.88%, 02/28/2057 (aa)	5,374
4,630	(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 02/28/2057 (aa)	4,775
835	ViaSat, Inc., 5.63%, 09/15/2025 (e)	830
3,661	VICI Properties 1 LLC, 8.00%, 10/15/2023	4,109
7,330	Vista Outdoor, Inc., 5.88%, 10/01/2023	7,092
1,337	VOC Escrow Ltd., 5.00%, 02/15/2028 (e)	1,334
	Voya Financial, Inc.,
3,660	4.80%, 06/15/2046	4,011
13,110	(ICE LIBOR USD 3 Month + 3.58%), 5.65%, 05/15/2053 (aa)	13,929
2,755	Vulcan Materials Co., 4.50%, 06/15/2047	2,788
2,385	Wabash National Corp., 5.50%, 10/01/2025 (e)	2,409

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
3,620	Walgreens Boots Alliance, Inc., 4.80%, 11/18/2044	3,832
882	Waste Pro USA, Inc., 5.50%, 02/15/2026 (e)	897
	Weatherford International Ltd.,
1,822	4.50%, 04/15/2022	1,731
2,220	6.50%, 08/01/2036	1,909
499	6.75%, 09/15/2040	434
1,011	7.00%, 03/15/2038	905
1,355	9.88%, 02/15/2024	1,477
2,435	Welbilt, Inc., 9.50%, 02/15/2024	2,752
1,550	WellCare Health Plans, Inc., 5.25%, 04/01/2025	1,619
	Wells Fargo & Co.,
12,655	Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 06/15/2024 (x) (y) (aa)	13,402
15,275	Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.88%, 06/15/2025 (x) (y) (aa)	16,614
398	West Street Merger Sub, Inc., 6.38%, 09/01/2025 (e)	403
	Western Digital Corp.,
7,014	4.75%, 02/15/2026 (w)	7,106
7,666	7.38%, 04/01/2023 (e)	8,346
14,250	10.50%, 04/01/2024	16,662
770	Western Gas Partners LP, 5.45%, 04/01/2044	835
4,920	Westlake Chemical Corp., 4.38%, 11/15/2047	5,026
	Whiting Petroleum Corp.,
4,312	5.75%, 03/15/2021	4,463
3,339	6.25%, 04/01/2023	3,436
2,242	6.63%, 01/15/2026 (e)	2,295
3,060	WildHorse Resource Development Corp., 6.88%, 02/01/2025	3,167
	Williams Cos., Inc. (The),
2,210	3.70%, 01/15/2023	2,193
1,790	5.75%, 06/24/2044	1,974
1,144	7.75%, 06/15/2031	1,441
162	Series A, 7.50%, 01/15/2031	203
	Windstream Services LLC,
1,058	6.38%, 08/01/2023 (e)	598
29,458	8.75%, 12/15/2024 (e)	20,777
	WMG Acquisition Corp.,
865	4.88%, 11/01/2024 (e)	882
2,420	5.00%, 08/01/2023 (e)	2,481
3,823	5.63%, 04/15/2022 (e)	3,928
3,408	6.75%, 04/15/2022 (e)	3,536

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Corporate Bonds — continued
	United States — continued
	WPX Energy, Inc.,
3,475	6.00%, 01/15/2022	3,648
2,681	7.50%, 08/01/2020	2,895
800	8.25%, 08/01/2023	918
9,290	Wynn Las Vegas LLC, 5.50%, 03/01/2025 (e)	9,377
	XPO Logistics, Inc.,
2,130	6.13%, 09/01/2023 (e)	2,247
8,485	6.50%, 06/15/2022 (e)	8,833
540	Xylem, Inc., 4.38%, 11/01/2046	564
	Zayo Group LLC,
3,665	5.75%, 01/15/2027 (e)	3,725
8,670	6.00%, 04/01/2023	9,071
3,463	6.38%, 05/15/2025	3,632

		3,932,392

	Total Corporate Bonds (Cost $4,816,006)	4,952,942

Foreign Government Securities — 3.6%
	Angola — 0.1%
	Republic of Angola,
3,588	Reg. S, 7.00%, 08/17/2019	3,681
4,400	Reg. S, 9.50%, 11/12/2025	5,143

		8,824

	Argentina — 0.3%
	Provincia de Buenos Aires,
3,300	7.88%, 06/15/2027 (e)	3,506
4,910	Reg. S, 9.95%, 06/09/2021	5,511
3,159	Reg. S, 10.88%, 01/26/2021	3,499
5,000	Provincia de Cordoba, Reg. S, 7.45%, 09/01/2024	5,325
1,000	Provincia de Mendoza Argentina, Reg. S, 8.38%, 05/19/2024	1,095
	Republic of Argentina,
2,240	4.63%, 01/11/2023	2,190
3,300	6.88%, 04/22/2021	3,518
2,960	6.88%, 01/11/2048	2,864
2,847	7.13%, 06/28/2117 (e)	2,783
890	7.50%, 04/22/2026	979
3,365	8.28%, 12/31/2033	3,811
1,550	Reg. S, 7.13%, 06/28/2117	1,515

		36,596

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Armenia — 0.0% (g)
1,200	Republic of Armenia, Reg. S, 7.15%, 03/26/2025	1,372

	Aruba — 0.0% (g)
1,620	Government of Aruba, 4.63%, 09/14/2023 (e)	1,705

	Azerbaijan — 0.0% (g)
1,800	Republic of Azerbaijan, Reg. S, 3.50%, 09/01/2032	1,589

	Bahrain — 0.0% (g)
	Kingdom of Bahrain,
3,800	Reg. S, 7.00%, 10/12/2028	3,862

	Belarus — 0.1%
	Republic of Belarus,
3,310	6.88%, 02/28/2023 (e)	3,638
4,871	Reg. S, 7.63%, 06/29/2027 (e)	5,655

		9,293

	Brazil — 0.1%
	Federative Republic of Brazil,
2,490	4.25%, 01/07/2025	2,518
1,580	4.88%, 01/22/2021	1,671
3,130	6.00%, 04/07/2026	3,474
4,305	8.25%, 01/20/2034	5,591

		13,254

	Cameroon — 0.0% (g)
600	Republic of Cameroon, Reg. S, 9.50%, 11/19/2025	713

	Colombia — 0.1%
	Republic of Colombia,
3,020	3.88%, 04/25/2027	3,049
1,600	4.00%, 02/26/2024	1,643
2,150	6.13%, 01/18/2041	2,585
2,400	7.38%, 09/18/2037	3,211

		10,488

	Costa Rica — 0.1%
	Instituto Costarricense de Electricidad,
2,920	Reg. S, 6.95%, 11/10/2021	3,124
	Republic of Costa Rica,
2,200	Reg. S, 4.38%, 04/30/2025	2,118
3,800	Reg. S, 7.16%, 03/12/2045	4,052
1,930	Reg. S, 10.00%, 08/01/2020	2,183

		11,477

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Croatia — 0.1%
	Republic of Croatia,
1,150	Reg. S, 5.50%, 04/04/2023	1,254
2,150	Reg. S, 6.00%, 01/26/2024	2,424
1,700	Reg. S, 6.63%, 07/14/2020	1,840
1,590	Reg. S, 6.75%, 11/05/2019	1,693

		7,211

	Dominican Republic — 0.1%
	Government of Dominican Republic,
890	6.88%, 01/29/2026 (e)	1,007
905	7.45%, 04/30/2044 (e)	1,074
1,000	Reg. S, 5.50%, 01/27/2025	1,047
4,600	Reg. S, 6.88%, 01/29/2026	5,204
4,620	Reg. S, 7.45%, 04/30/2044	5,480
3,340	Reg. S, 7.50%, 05/06/2021	3,624

		17,436

	Ecuador — 0.2%
	Republic of Ecuador,
2,210	7.88%, 01/23/2028 (e)	2,244
5,330	8.75%, 06/02/2023 (e)	5,843
1,960	8.88%, 10/23/2027 (e)	2,134
3,150	Reg. S, 10.50%, 03/24/2020	3,453
4,950	Reg. S, 10.75%, 03/28/2022	5,742

		19,416

	Egypt — 0.1%
	Republic of Egypt,
1,610	6.13%, 01/31/2022 (e)	1,707
1,950	Reg. S, 5.88%, 06/11/2025	2,011
2,550	Reg. S, 6.13%, 01/31/2022	2,703
3,350	Reg. S, 7.50%, 01/31/2027	3,748
5,294	Reg. S, 8.50%, 01/31/2047	6,081

		16,250

	El Salvador — 0.1%
	Republic of El Salvador,
2,250	Reg. S, 5.88%, 01/30/2025	2,250
2,100	Reg. S, 6.38%, 01/18/2027	2,145
1,900	Reg. S, 7.38%, 12/01/2019	1,990
2,930	Reg. S, 7.63%, 02/01/2041	3,212
650	Reg. S, 7.65%, 06/15/2035	714
4,310	Reg. S, 7.75%, 01/24/2023	4,730

		15,041

	Ethiopia — 0.0% (g)
4,707	Republic of Ethiopia, Reg. S, 6.63%, 12/11/2024	4,978

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Gabon — 0.1%
	Republic of Gabonese,
5,060	Reg. S, 6.38%, 12/12/2024	5,124
1,500	Reg. S, 6.95%, 06/16/2025	1,552

		6,676

	Ghana — 0.1%
	Republic of Ghana,
1,300	Reg. S, 7.88%, 08/07/2023	1,417
4,055	Reg. S, 10.75%, 10/14/2030	5,500

		6,917

	Honduras — 0.0% (g)
	Republic of Honduras,
2,050	Reg. S, 7.50%, 03/15/2024	2,304
2,730	Reg. S, 8.75%, 12/16/2020	3,078

		5,382

	Hungary — 0.0% (g)
	Republic of Hungary,
1,200	5.38%, 03/25/2024	1,337
1,434	5.75%, 11/22/2023	1,623
1,122	7.63%, 03/29/2041	1,706

		4,666

	Indonesia — 0.1%
	Republic of Indonesia,
2,100	Reg. S, 4.13%, 01/15/2025	2,165
3,000	Reg. S, 4.35%, 01/08/2027	3,139
650	Reg. S, 6.75%, 01/15/2044	859

		6,163

	Iraq — 0.0% (g)
	Republic of Iraq,
3,705	Reg. S, 5.80%, 01/15/2028	3,654
750	Reg. S, 6.75%, 03/09/2023	778

		4,432

	Ivory Coast — 0.0% (g)
	Republic of Ivory Coast,
5,906	Reg. S, SUB, 5.75%, 12/31/2032	5,877

	Jamaica — 0.1%
	Government of Jamaica,
420	7.88%, 07/28/2045	522
4,743	8.00%, 03/15/2039	5,881

		6,403

	Jordan — 0.1%
	Kingdom of Jordan,
1,950	Reg. S, 5.75%, 01/31/2027	1,962
4,170	Reg. S, 6.13%, 01/29/2026	4,347

		6,309

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Kenya — 0.1%
	Republic of Kenya,
1,300	Reg. S, 5.88%, 06/24/2019	1,336
5,120	Reg. S, 6.88%, 06/24/2024	5,408

		6,744

	Lebanon — 0.3%
	Republic of Lebanon,
3,150	6.25%, 05/27/2022	3,152
2,070	Reg. S, 5.15%, 06/12/2018	2,068
1,500	Reg. S, 5.15%, 11/12/2018	1,500
8,112	Reg. S, 5.45%, 11/28/2019	8,082
4,180	Reg. S, 6.00%, 05/20/2019	4,211
1,800	Reg. S, 6.60%, 11/27/2026	1,764
1,086	Reg. S, 6.65%, 02/26/2030	1,028
10,180	Reg. S, 8.25%, 04/12/2021	10,854

		32,659

	Mexico — 0.0% (g)
	United Mexican States,
2,550	4.60%, 01/23/2046	2,498
2,800	5.55%, 01/21/2045	3,146

		5,644

	Mongolia — 0.0% (g)
	Mongolia Government Bond,
2,170	5.63%, 05/01/2023 (e)	2,213
1,634	Reg. S, 8.75%, 03/09/2024	1,893
1,300	Reg. S, 10.88%, 04/06/2021	1,536

		5,642

	Morocco — 0.0% (g)
	Kingdom of Morocco,
3,000	Reg. S, 4.25%, 12/11/2022	3,127
1,360	Reg. S, 5.50%, 12/11/2042	1,542

		4,669

	Namibia — 0.0% (g)
1,186	Republic of Namibia, Reg. S, 5.25%, 10/29/2025	1,219

	Nigeria — 0.0% (g)
	Republic of Nigeria,
690	6.50%, 11/28/2027 (e)	718
950	7.63%, 11/28/2047 (e)	1,014
1,650	Reg. S, 6.38%, 07/12/2023	1,751
1,200	Reg. S, 7.88%, 02/16/2032	1,354

		4,837

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Oman — 0.1%
	Oman Government Bond,
3,850	6.75%, 01/17/2048 (e)	3,912
3,150	Reg. S, 4.75%, 06/15/2026	3,075
2,950	Reg. S, 5.38%, 03/08/2027	2,954
3,000	Reg. S, 5.63%, 01/17/2028	3,019
4,720	Reg. S, 6.50%, 03/08/2047	4,708

		17,668

	Pakistan — 0.1%
	Republic of Pakistan,
1,150	Reg. S, 6.75%, 12/03/2019	1,192
4,850	Reg. S, 7.25%, 04/15/2019	5,022
2,570	Reg. S, 8.25%, 04/15/2024	2,846
720	Reg. S, 8.25%, 09/30/2025	800

		9,860

	Panama — 0.1%
	Republic of Panama,
1,400	3.75%, 03/16/2025	1,445
2,150	4.30%, 04/29/2053	2,223
3,700	4.50%, 05/15/2047	3,931
1,910	6.70%, 01/26/2036	2,514
680	8.88%, 09/30/2027	976

		11,089

	Paraguay — 0.0% (g)
	Republic of Paraguay,
2,200	Reg. S, 4.70%, 03/27/2027	2,285
1,580	Reg. S, 6.10%, 08/11/2044	1,805

		4,090

	Peru — 0.0% (g)
	Republic of Peru,
3,000	5.63%, 11/18/2050	3,791
1,570	7.35%, 07/21/2025	2,010

		5,801

	Philippines — 0.0% (g)
	Republic of the Philippines,
1,860	10.63%, 03/16/2025	2,737

	Romania — 0.0% (g)
	Republic of Romania,
2,780	Reg. S, 6.13%, 01/22/2044	3,513

	Russia — 0.1%
	Russian Federation,
1,400	Reg. S, 4.50%, 04/04/2022	1,467
5,600	Reg. S, 5.88%, 09/16/2043	6,477
2,490	Reg. S, 12.75%, 06/24/2028	4,285

		12,229

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Foreign Government Securities — continued
	Serbia — 0.1%
	Republic of Serbia,
2,950	Reg. S, 4.88%, 02/25/2020	3,046
5,680	Reg. S, 7.25%, 09/28/2021	6,425

		9,471

	Slovenia — 0.0% (g)
2,190	Republic of Slovenia, Reg. S, 5.85%, 05/10/2023	2,494

	South Africa — 0.1%
	Republic of South Africa,
5,360	4.88%, 04/14/2026	5,481
3,150	5.88%, 05/30/2022	3,441
4,244	5.88%, 09/16/2025	4,631
3,800	6.25%, 03/08/2041	4,256

		17,809

	Sri Lanka — 0.1%
	Republic of Sri Lanka,
4,700	Reg. S, 5.88%, 07/25/2022	4,900
2,690	Reg. S, 6.25%, 10/04/2020	2,825
3,150	Reg. S, 6.25%, 07/27/2021	3,327
2,900	Reg. S, 6.85%, 11/03/2025	3,179

		14,231

	Tajikistan — 0.0% (g)
1,450	Republic of Tajikistan International Bond, Reg. S, 7.13%, 09/14/2027	1,414

	Turkey — 0.2%
	Republic of Turkey,
1,500	5.13%, 03/25/2022	1,554
5,150	6.00%, 03/25/2027	5,420
5,870	6.00%, 01/14/2041	5,856
2,800	6.25%, 09/26/2022	3,024
4,200	6.63%, 02/17/2045	4,442
8,240	7.38%, 02/05/2025	9,445

		29,741

	Ukraine — 0.2%
	Republic of Ukraine,
5,300	Reg. S, 7.75%, 09/01/2020	5,687
7,260	Reg. S, 7.75%, 09/01/2021	7,902
6,240	Reg. S, 7.75%, 09/01/2022	6,802
5,560	Reg. S, 7.75%, 09/01/2023	6,046
4,250	Reg. S, 7.75%, 09/01/2024	4,606
1,350	Reg. S, 7.75%, 09/01/2025	1,455

		32,498

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	Uruguay — 0.1%
	Republic of Uruguay,
570	4.38%, 10/27/2027	606
4,660	5.10%, 06/18/2050	5,056
1,680	7.63%, 03/21/2036	2,381

		8,043

	Zambia — 0.1%
	Republic of Zambia,
1,500	Reg. S, 5.38%, 09/20/2022	1,459
750	Reg. S, 8.50%, 04/14/2024	823
4,020	Reg. S, 8.97%, 07/30/2027	4,497

		6,779

	Total Foreign Government Securities (Cost $470,125)	483,211

Loan Assignments — 0.5% (cc)
	Canada — 0.0% (g)
969	Concordia Healthcare Corp., Initial Dollar Term Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 10/21/2021 (aa)	833
635	MacDonald, Dettwiler and Associates Ltd., Term Loan B, (ICE LIBOR USD 1 Month + 2.75%), 4.31%, 10/04/2024 (aa)	640
2,405	MEG Energy Corp., 1st Lien Term B Loan, (ICE LIBOR USD 3 Month + 3.50%), 5.20%, 12/31/2023 (aa)	2,412

		3,885

	United States — 0.5%
179	Alon USA Partners LP, MLP Term Loans, (ICE LIBOR USD 1 Month + 8.00%), 9.57%, 11/26/2018 (aa)	179
1,640	Avaya, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.75%), 6.31%, 12/15/2024 (aa)	1,648
10,270	California Resources Corp., 1st Lien Second Out Term Loan, (ICE LIBOR USD 1 Month + 10.38%), 11.94%, 12/31/2021 (aa)	11,631
2,954	California Resources Corp., Senior Secured First Out, (ICE LIBOR USD 1 Month + 4.75%), 6.31%, 12/31/2022 (aa)	3,005
7,608	Chesapeake Energy Corp., 1st Lien Last Out , (ICE LIBOR USD 3 Month + 7.50%), 8.95%, 08/23/2021 (aa)	8,136
1,421	Cincinnati Bell, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 10/02/2024 (aa)	1,441

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
Loan Assignments — continued
	United States — continued
1,467	Consolidated Communications, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 10/05/2023 (aa)	1,446
1,453	Cortes NP Acquisition Corp., Term B Loan, (ICE LIBOR USD 1 Month + 4.00%), 5.57%, 11/30/2023 (aa)	1,467
792	FGI Operating Co. LLC, Term B Loan, (ICE LIBOR USD 1 Month + 4.25%), 5.82%, 04/19/2019 (aa)	423
2,062	First Data Corp., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 3.81%, 04/26/2024 (aa)	2,077
901	Genesys Telecom Holdings, 1st Lien Term Loan B2, (ICE LIBOR USD 3 Month + 3.75%), 5.44%, 12/01/2023 (aa)	907
1,051	Golden Nugget, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 2 Month + 3.25%), 4.88%, 10/04/2023 (aa)	1,062
5,407	iHeartCommunications, Inc., Term Loan D, 8.44%, 01/30/2019	4,133
1,873	iHeartCommunications, Inc., Tranche E Term Loan, 9.19%, 07/30/2019	1,427
373	Infor US, Inc., Tranche B-6 Term Loan, 4.44%, 02/01/2022	375
4,145	Moran Foods LLC, Term Loan B, (ICE LIBOR USD 1 Month + 6.00%), 7.57%, 12/05/2023 (aa)	3,554
572	MTL Publishing LLC, 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 2.25%), 3.98%, 08/20/2023 (aa)	575
630	ON Semiconductor Corp., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.00%), 3.57%, 03/31/2023 (aa)	634
904	Onex Wizard Acquisition Co. II S.C.A., Initial Dollar Term Loan, 4.57%, 03/11/2022	909
1,102	PetSmart, Inc., Term Loan B, (ICE LIBOR USD 3 Month + 3.00%), 4.57%, 03/11/2022 (aa)	892
1,292	Quest Software US Holdings Inc., 1st Lien Term Loan, (ICE LIBOR USD 3 Month + 5.50%), 7.27%, 10/31/2022 (aa)	1,318
1,582	Revlon Consumer Products Corp., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 09/07/2023 (aa)	1,243
2,381	Securus Technologies Holdings, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 4.50%), 6.12%, 11/01/2024 (aa)	2,412
511	Securus Technologies Holdings, Inc., 2nd Lien Term Loan, (ICE LIBOR USD 1 Month + 8.25%), 9.87%, 11/01/2025 (aa)	517

PRINCIPAL AMOUNT	SECURITY DESCRIPTION	VALUE
	United States — continued
722	Signode Industrial Group Lux SA, Initial Term B Loan, 4.38%, 05/01/2021	723
678	Supervalu, Inc., Delayed Draw Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 06/08/2024 (aa)	674
1,131	Supervalu, Inc., Term Loan B, (ICE LIBOR USD 1 Month + 3.50%), 5.07%, 06/08/2024 (aa)	1,123
2,296	Syniverse Holdings, Inc., Initial Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 04/23/2019 (aa)	2,286
803	Syniverse Holdings, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 04/23/2019 (aa)	799
840	The Go Daddy Group, Inc., 1st Lien Term Loan B, (ICE LIBOR USD 1 Month + 2.25%), 3.82%, 02/15/2024 (aa)	846
240	Tribune Media Co., Term Loan B, (ICE LIBOR USD 1 Month + 3.00%), 4.57%, 12/27/2020 (aa)	240
1,003	Ultra Resources, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.00%), 4.41%, 04/12/2024 (aa)	1,007
754	Vertis, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 8.75%), 03/21/2018 (d) (aa) (bb)	—	(h)
2,114	Viskase Cos., Inc., Initial Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 4.94%, 01/30/2021 (aa)	2,087

		61,196

	Total Loan Assignments (Cost $67,189)	65,081

SHARES
Preferred Stocks — 0.7%
	Bermuda — 0.0% (g)
3	XLIT Ltd., Series D, (ICE LIBOR USD 3 Month + 3.12%), 4.84%, 03/05/2018 ($1,000 par value) (aa) @	3,124

	United States — 0.7%
508	BB&T Corp., Series F, 5.20%, 05/01/2018 ($25 par value) @	12,432
52	BB&T Corp., Series G, 5.20%, 06/01/2018 ($25 par value) @	1,274
156	Capital One Financial Corp., Series D, 6.70%, 12/01/2019 ($25 par value) @	4,142
213	Dominion Energy, Inc., Series A, 5.25%, 07/30/2076 ($25 par value)	5,087

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE
Preferred Stocks — continued
	United States –– continued
12	GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 7.20%, 02/15/2040 ($25 par value) (aa)	312
260	Goldman Sachs Group, Inc. (The), Series J, (ICE LIBOR USD 3 Month + 3.64%), 5.50%, 05/10/2023 ($25 par value) (aa) @	6,760
64	Goodman Private Preferred Shares (bb)	212
310	Morgan Stanley, Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value) (aa) @	8,392
508	Morgan Stanley, Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 04/15/2027 ($25 par value) (aa) @	13,279
139	SCE Trust II, 5.10%, 03/15/2018 ($25 par value) @	3,157
281	Southern Co. (The), 5.25%, 10/01/2076 ($25 par value)	6,817
301	State Street Corp., Series D, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 03/15/2024 ($25 par value) (aa) @	8,057
315	State Street Corp., Series E, 6.00%, 12/15/2019 ($25 par value) @	8,130
128	State Street Corp., Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 03/15/2026 ($25 par value) (aa) @	3,366
269	Wells Fargo & Co., Series Y, 5.63%, 06/15/2022 ($25 par value) @	6,765

		88,182

	Total Preferred Stocks (Cost $87,721)	91,306

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Spain — 0.0% (g)
128	ACS Actividades de Construccion y Servicios SA, expiring 02/05/2018 (a)	67

	United States — 0.0% (g)
483	Vistra Energy Corp., expiring 12/31/2049 (a) (bb)	343

	Total Rights (Cost $70)	410

NUMBER OF WARRANTS	SECURITY DESCRIPTION	VALUE
Warrants — 0.0% (g)
	United States — 0.0% (g)
— (h)	Jack Cooper Enterprises, Inc., expiring 10/29/2027 (Strike Price $1.00) (a) (bb)	—
1	Nebraska Book Co., Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—
— (h)	Nebraska Book Holdings, Inc., expiring 06/29/2019 (Strike Price $1.00) (a) (bb)	—
	Sabine Oil & Gas Holdings, Inc.,
— (h)	expiring 04/13/2026 (a)	1
1	expiring 04/13/2026 (Strike Price $1.00) (a)	10

	Total Warrants (Cost $9)	11

PRINCIPAL AMOUNT
U.S. Treasury Obligation — 0.1%
17,938	U.S. Treasury Notes, 1.13%, 01/31/2019 (k) (Cost $17,812)	17,791

SHARES
Short-Term Investments — 2.0%
	Time Deposit — 0.0% (g)
6,000	CAGR, 1.40%, 02/01/2018 (n) (Cost $6,000)	6,000
	Investment Company — 2.0%
262,895	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $262,895)	262,895

	Total Short-Term Investments (Cost $268,895)	268,895

	Total Investments — 98.3% (Cost $11,625,324)	13,052,388
	Other Assets in Excess of Liabilities — 1.7%	230,581

	NET ASSETS — 100.0%	$13,282,969

Percentages indicated are based on net assets.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	9.7%
Oil, Gas & Consumable Fuels	8.7
Equity Real Estate Investment Trusts (REITs)	6.8
Insurance	4.5
Asset-Backed Securities	4.3
Diversified Telecommunication Services	3.7
Foreign Government Securities	3.7
Capital Markets	3.7
Media	3.7
Pharmaceuticals	3.5
Collateralized Mortgage Obligations	3.4
Wireless Telecommunication Services	2.3
Health Care Providers & Services	2.2
Semiconductors & Semiconductor Equipment	2.1
Electric Utilities	2.0
Metals & Mining	1.8
Chemicals	1.7
IT Services	1.7
Hotels, Restaurants & Leisure	1.5
Tobacco	1.5
Auto Components	1.4
Technology Hardware, Storage & Peripherals	1.4
Automobiles	1.3
Software	1.2
Food & Staples Retailing	1.2
Consumer Finance	1.0
Household Durables	1.0
Others (each less than 1.0%)	17.0
Short-Term Investments	2.0

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in U.S. Dollars, unless otherwise noted)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation)($)
Short Contracts
Foreign Exchange GBP/USD	(4,847)	03/2018	USD	(430,171)	(24,941)
U.S. Treasury 5 Year Note	(11,126)	03/2018	USD	(1,276,361)	15,217

					(9,724)

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
ARM	—	Adjustable Rate Mortgage
CSMC	—	Credit Suisse Mortgage Trust
CVA	—	Dutch Certification
EUR	—	Euro
FHLMC	—	Federal Home Loan Mortgage Corp.
FNMA	—	Federal National Mortgage Association
GBP	—	British Pound
GDR	—	Global Depositary Receipt
GMAC	—	General Motors Acceptance Corp.
ICE	—	Intercontinental Exchange
LIBOR	—	London Interbank Offered Rate
MLP		Master Limited Partnership
MSCI	—	Morgan Stanley Capital International
NVDR	—	Non Voting Depositary Receipt
PJSC	—	Public Joint Stock Company
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of January 31, 2018.
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security. Security has not paid its last interest payment and/or interest is not being accrued.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(n)	—	The rate shown is the effective yield as of January 31, 2018.
(v)	—	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(x)	—	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of January 31, 2018.
(y)	—	Security is an interest bearing note with preferred security characteristics.

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(z)	—	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of January 31, 2018.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.
(bb)	—	Security has been valued using significant unobservable inputs.
(cc)	—	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
@	—	The date shown reflects the next call date on which the issuer may redeem the security. The coupon rate for this security is currently in effect as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used, had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Futures are generally valued on the basis of available market quotations.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at January 31, 2018.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following tables represent each valuation input as presented on the Schedules of Portfolio Investments (“SOIs”) (amount in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$82,043	$—	$82,043
Belgium	—	20,827	—	20,827
Brazil	110,866	—	—	110,866
Canada	45,798	—	—	45,798
Chile	23,232	—	—	23,232
China	—	187,339	—	187,339
Czech Republic	—	34,538	—	34,538
Denmark	—	33,673	—	33,673
Finland	—	104,984	—	104,984
France	—	365,385	—	365,385
Germany	—	248,783	—	248,783
Hong Kong	—	82,588	—	82,588
Hungary	—	26,386	—	26,386
India	21,288	38,484	—	59,772
Indonesia	—	21,372	—	21,372
Ireland	1,039	8,827	—	9,866
Italy	—	100,547	—	100,547
Japan	—	131,747	—	131,747
Mexico	47,425	—	—	47,425
Netherlands	—	162,021	—	162,021
New Zealand	—	—	1,181	1,181
Norway	—	43,461	—	43,461
Portugal	—	8,991	—	8,991
Russia	16,072	83,608	—	99,680
Singapore	—	37,214	—	37,214
South Africa	—	84,891	—	84,891
South Korea	13,002	54,862	—	67,864
Spain	332	144,525	—	144,857
Sweden	—	99,395	—	99,395
Switzerland	—	236,369	—	236,369
Taiwan	55,824	118,349	—	174,173
Thailand	—	45,589	—	45,589
Turkey	—	19,119	—	19,119
United Arab Emirates	—	19,326	—	19,326
United Kingdom	—	606,995	—	606,995
United States	2,233,144	21	3,567	2,236,732

Total Common Stocks	2,568,022	3,252,259	4,748	5,825,029

Convertible Preferred Stocks
China	—	6,226	—	6,226
Israel	1,000	—	—	1,000
United States	77,034	—	—	77,034

Total Convertible Preferred Stocks	78,034	6,226	—	84,260

Preferred Stocks
Bermuda	—	3,124	—	3,124
United States	87,970	—	212	88,182

Total Preferred Stocks	87,970	3,124	212	91,306

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Debt Securities
Asset-Backed Securities
United States	$—	$82,273	$473,062	$555,335
Collateralized Mortgage Obligations
Cayman Islands	—	1,339	—	1,339
United States	—	441,525	3,048	444,573

Total Collateralized Mortgage Obligations	—	442,864	3,048	445,912

Commercial Mortgage-Backed Securities
United States	—	42,088	44,528	86,616
Convertible Bonds
Cyprus	—	2,965	—	2,965
Germany	—	7,480	—	7,480
Hong Kong	—	7,929	—	7,929
Japan	—	1,287	—	1,287
Malaysia	—	2,625	—	2,625
Mexico	—	5,866	—	5,866
Monaco	—	3,907	—	3,907
Netherlands	—	1,371	—	1,371
Russia	—	1,377	—	1,377
Singapore	—	9,501	—	9,501
South Africa	—	8,086	—	8,086
Spain	—	2,283	—	2,283
Taiwan	—	2,594	—	2,594
United Arab Emirates	—	13,899	—	13,899
United Kingdom	—	7,483	—	7,483
United States	—	96,936	—	96,936

Total Convertible Bonds	—	175,589	—	175,589

Corporate Bonds
Argentina	—	8,013	—	8,013
Australia	—	28,885	—	28,885
Azerbaijan	—	6,023	—	6,023
Belgium	—	9,030	—	9,030
Brazil	—	41,030	—	41,030
Canada	—	208,821	—	208,821
Chile	—	5,085	—	5,085
China	—	5,683	—	5,683
Colombia	—	8,574	—	8,574
Croatia	—	1,477	—	1,477
Finland	—	2,526	—	2,526
France	—	63,389	—	63,389
Germany	—	11,301	—	11,301
Guatemala	—	5,497	—	5,497
Hungary	—	4,981	—	4,981
India	—	4,784	—	4,784
Indonesia	—	26,624	—	26,624
Ireland	—	29,605	—	29,605
Israel	—	9,369	—	9,369
Italy	—	27,162	—	27,162
Jamaica	—	2,964	—	2,964
Japan	—	2,082	—	2,082
Kazakhstan	—	19,815	—	19,815
Luxembourg	—	94,492	—	94,492
Mexico	—	76,311	—	76,311
Morocco	—	6,533	—	6,533
Netherlands	—	36,746	—	36,746
Nigeria	—	816	—	816
Peru	—	13,920	—	13,920
Qatar	—	5,207	—	5,207
Russia	—	20,186	—	20,186
South Korea	—	3,692	—	3,692

JPMorgan Income Builder Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Spain	$—	$29,677	$—		$29,677
Sweden	—	15,369	—		15,369
Switzerland	—	33,212	—		33,212
Trinidad and Tobago	—	391	—		391
Tunisia	—	1,730	—		1,730
Turkey	—	12,540	—		12,540
United Arab Emirates	—	13,286	—		13,286
United Kingdom	—	123,722	—		123,722
United States	—	3,921,639	10,753		3,932,392

Total Corporate Bonds	—	4,942,189	10,753		4,952,942

Loan Assignments
Canada	—	3,885	—		3,885
United States	—	61,196	—	(a)	61,196

Total Loan Assignments	—	65,081	—		65,081

Foreign Government Securities	—	483,211	—		483,211
U.S. Treasury Obligations	—	17,791	—		17,791
Rights
Spain	—	67	—		67
United States	—	—	343		343

Total Rights	—	67	343		410

Warrants
United States	10	1	—	(b)	11
Short-Term Investment
Investment Company	262,895	—	—		262,895
Time Deposit	—	6,000	—		6,000
Total Short-Term Investment	262,895	6,000	—		268,895

Total Investments in Securities	$2,996,931	$9,518,763	$536,694		$13,052,388

Appreciation in Other Financial Instruments
Futures Contracts	$15,217	$—	$—		$15,217

Depreciation in Other Financial Instruments
Futures Contracts	$(24,941)	$—	$—		$(24,941)

(a)	Amount rounds to less than 500.
(b)	Value is zero.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $299,702,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

There were no significant transfers among any other levels during the period ended January 31, 2018.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

JPMorgan Income Builder Fund	Balance as of October 31, 2017		Realized gain (loss)		Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of January 31, 2018
Investments in Securities
Asset-Backed Securities	$504,465		$1,389		$(3,718)	$372		$11,960	$(63,808)	$23,233	$(831)	$473,062
Collateralized Mortgage Obligations	3,346		—		(15)	(218)		—	(65)	—	—	3,048
Commercial Mortgage-Backed Securities	43,653		—		116	—	(a)	5,883	(6,446)	1,322	—	44,528
Common Stocks — New Zealand	1,230		—		(49)	—		—	—	—	—	1,181
Common Stocks — United States	—	(a)	—		3,567	—		—	—	—	—	3,567
Convertible Bond — United States	—		—		—	—		—	—	—	—	—
Corporate Bonds — Canada	—	(b)	1		—	—		—	(1)	—	—	—
Corporate Bonds — United States	6,749		—	(a)	141	17		5	(346)	4,187	—	10,753
Loan Assignment — United States	—	(a)	—		— (a)	—		—	— (a)	—	—	—	(a)
Preferred Stocks — United States	3,235		—		(3,023)	—		—	—	—	—	212
Rights — United States	447		—		(104)	—		—	—	—	—	343
Warrants — United States	—	(b)	—		—	—		—	—	—	—	—	(b)

Total	$563,125		$1,390		$(3,085)	$171		$17,848	$(70,666)	$28,742	$(831)	$536,694

1	Purchases include all purchases of securities and securities received in corporate actions.
2	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than 500.
(b)	Value is zero.

The change in net unrealized appreciation (depreciation) attributable to securities owned at January 31, 2018, which were valued using significant unobservable inputs (level 3) amounted to approximately $939,000.

Income Builder Fund

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at January 31, 2018		Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$1,181		Comparable Transcations	Transaction Price	$18.25 ($18.25)
	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)

Common Stock	1,181
	212		Market Comparable Companies	EBITDA Multiple (b)	6.5x (6.5x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stock	212
	—	(c)	Enterprise Value	Expected Recovery	0.00% (0.00%)

Convertible Bond	—	(c)
	10,086		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.87% — 19.10% (7.82%)
	1		Pending Distribution	Discount for potential outcome (d)	100.00% (100.00%)

Corporate Bond	10,087
	470,318		Discounted Cash Flow	Constant Prepayment Rate	1.00% — 30.00% (10.11%)
				Constant Default Rate	0.00% — 11.25% (2.90%)
				Yield (Discount Rate of Cash Flows)	1.96% — 11.34% (3.95%)

Asset-Backed Securities	470,318
	1,467		Discounted Cash Flow	Constant Prepayment Rate	15.00% — 19.43% (16.38%)
				Constant Default Rate	2.09% — 5.60% (3.65%)
				Yield (Discount Rate of Cash Flows)	5.30% — 22.88% (9.37%)

Collateralized Mortgage Obligations	1,467
	40,010		Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	(49.19%) — 199.00% (16.10%)

Commercial Mortgage-Backed Securities	40,010
	—	(c)	Terms of Exchange Offer	Expected Recovery	0.00% (0.00%)
	—	(c)	Intrinsic Value	Strike Price	$14.88 — $33.61 ($24.25)

Warrants	—	(c)
	—	(c)	Pending Distribution	Projected Losses	100.00% (100.00%)

Loan Assignments	—	(c)
Total	$523,274

#	The table above does not include certain level 3 investments that are valued by brokers and pricing services. At January 31, 2018, the value of these investments was approximately $13,420,000. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Value is zero.
(d)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the constant prepayment rate may decrease or increase the fair value measurement.

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Australia — 1.3%
1,752	BHP Billiton Ltd.	42,848
855	BHP Billiton plc	19,047

		61,895

	Austria — 0.4%
425	Erste Group Bank AG (a)	21,413

	Belgium — 0.6%
250	Anheuser-Busch InBev SA/NV	28,286

	Brazil — 0.9%
2,635	Itau Unibanco Holding SA, ADR	43,212

	China — 3.4%
132	Baidu, Inc., ADR (a)	32,702
8,942	China Overseas Land & Investment Ltd.	34,581
28,830	CNOOC Ltd.	45,317
4,337	Ping An Insurance Group Co. of China Ltd., Class H	51,075

		163,675

	Denmark — 1.2%
1,028	Novo Nordisk A/S, Class B	57,075

	France — 13.1%
937	Accor SA	53,317
1,876	AXA SA	61,691
1,026	BNP Paribas SA	84,723
252	Essilor International Cie Generale d’Optique SA	35,744
339	Imerys SA	36,327
195	LVMH Moet Hennessy Louis Vuitton SE	61,142
3,492	Orange SA	63,105
301	Pernod Ricard SA	47,899
604	Safran SA	68,223
595	Sanofi	52,533
669	Schneider Electric SE (a)	62,728

		627,432

	Germany — 8.7%
286	Allianz SE (Registered)	72,364
496	Bayer AG (Registered)	65,055
273	Continental AG	82,082
416	Fresenius Medical Care AG & Co. KGaA	47,992
297	Linde AG (a)	72,444
663	SAP SE	75,044

		414,981

	Hong Kong — 4.9%
10,697	AIA Group Ltd.	91,370
5,966	CK Asset Holdings Ltd.	56,770
4,522	CK Hutchison Holdings Ltd.	60,995
4,098	Sands China Ltd.	24,351

		233,486

SHARES	SECURITY DESCRIPTION	VALUE($)
	India — 1.2%
545	HDFC Bank Ltd., ADR	59,144

	Indonesia — 0.6%
45,433	Astra International Tbk. PT	28,814

	Italy — 1.3%
2,746	UniCredit SpA (a)	60,550

	Japan — 19.1%
957	Asahi Group Holdings Ltd.	48,335
489	Daikin Industries Ltd.	58,991
222	FANUC Corp.	60,336
2,045	Honda Motor Co. Ltd.	72,133
2,950	Inpex Corp.	38,474
1,085	Japan Tobacco, Inc.	35,953
75	Keyence Corp.	45,528
1,789	Komatsu Ltd.	70,300
3,541	Kubota Corp.	72,373
842	Makita Corp.	39,761
1,516	Mitsui Fudosan Co. Ltd.	39,920
352	Nidec Corp.	56,668
335	Nitto Denko Corp.	30,789
542	Shin-Etsu Chemical Co. Ltd.	61,991
113	SMC Corp.	55,887
1,854	Sumitomo Mitsui Financial Group, Inc.	83,488
219	Tokyo Electron Ltd.	41,237

		912,164

	Macau — 0.4%
5,111	Wynn Macau Ltd.	18,055

	Netherlands — 5.8%
419	ASML Holding NV	84,864
3,968	ING Groep NV	77,904
3,326	Royal Dutch Shell plc, Class A	116,623

		279,391

	Singapore — 1.4%
3,251	DBS Group Holdings Ltd.	65,249

	South Africa — 0.8%
134	Naspers Ltd., Class N	38,047

	South Korea — 2.3%
105	Hyundai Mobis Co. Ltd. (a)	24,410
71	Samsung Electronics Co. Ltd., Reg. S, GDR (e)	84,145

		108,555

	Spain — 1.7%
8,829	Banco Bilbao Vizcaya Argentaria SA	82,853

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Sweden — 1.5%
1,501	Atlas Copco AB, Class A	70,392

	Switzerland — 11.2%
2,232	ABB Ltd. (Registered)	62,207
663	Cie Financiere Richemont SA (Registered)	63,548
627	Ferguson plc	48,413
11,756	Glencore plc (a)	67,376
930	LafargeHolcim Ltd. (Registered) (a)	56,931
1,046	Novartis AG (Registered)	94,428
213	Roche Holding AG	52,548
4,494	UBS Group AG (Registered) (a)	91,221

		536,672

	Taiwan — 0.9%
958	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	43,392

	United Kingdom — 15.9%
7,162	Aviva plc	52,253
1,137	British American Tobacco plc	77,711
1,912	Burberry Group plc	42,869
5,210	Meggitt plc	34,319
805	Persimmon plc	28,596
3,124	Prudential plc	84,577
1,842	RELX NV	40,797
746	Rio Tinto Ltd.	45,905
604	Rio Tinto plc	33,627
5,196	Standard Chartered plc (a)	60,461
1,085	TechnipFMC plc	35,132
1,726	Unilever plc	97,706
21,969	Vodafone Group plc	70,032
3,000	WPP plc	54,327

		758,312

	United States — 0.7%
668	Shire plc	31,214

	Total Common Stocks (Cost $3,507,042)	4,744,259

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Italy — 0.0% (g)
2,746	UniCredit SpA, expiring 02/21/2018 (a) (Cost $—)	13

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.3%
	Investment Company — 1.3%
61,557	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $61,557)	61,557

	Total Investments — 100.6% (Cost $3,568,599)	4,805,829
	Liabilities in Excess of Other Assets — (0.6)%	(27,059)

	NET ASSETS — 100.0%	$4,778,770

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	13.3%
Insurance	8.6
Machinery	7.7
Pharmaceuticals	6.7
Metals & Mining	4.3
Oil, Gas & Consumable Fuels	4.2
Electrical Equipment	3.8
Semiconductors & Semiconductor Equipment	3.5
Textiles, Apparel & Luxury Goods	3.5
Chemicals	3.4
Real Estate Management & Development	2.7
Beverages	2.6
Tobacco	2.4
Auto Components	2.2
Aerospace & Defense	2.1
Automobiles	2.1
Personal Products	2.0
Hotels, Restaurants & Leisure	2.0
Construction Materials	1.9
Media	1.9
Capital Markets	1.9
Technology Hardware, Storage & Peripherals	1.8
Software	1.6
Wireless Telecommunication Services	1.5
Diversified Telecommunication Services	1.3
Industrial Conglomerates	1.3
Building Products	1.2
Trading Companies & Distributors	1.0
Health Care Providers & Services	1.0
Others (each less than 1.0%)	5.2
Short-Term Investment	1.3

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
GDR	—	Global Depositary Receipt
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$61,895	$—	$61,895
Austria	—	21,413	—	21,413
Belgium	—	28,286	—	28,286
Brazil	43,212	—	—	43,212
China	32,702	130,973	—	163,675
Denmark	—	57,075	—	57,075
France	—	627,432	—	627,432

JPMorgan International Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Germany	—	414,981	—	414,981
Hong Kong	—	233,486	—	233,486
India	59,144	—	—	59,144
Indonesia	—	28,814	—	28,814
Italy	—	60,550	—	60,550
Japan	—	912,164	—	912,164
Macau	—	18,055	—	18,055
Netherlands	—	279,391	—	279,391
Singapore	—	65,249	—	65,249
South Africa	—	38,047	—	38,047
South Korea	—	108,555	—	108,555
Spain	—	82,853	—	82,853
Sweden	—	70,392	—	70,392
Switzerland	—	536,672	—	536,672
Taiwan	43,392	—	—	43,392
United Kingdom	—	758,312	—	758,312
United States	—	31,214	—	31,214

Total Common Stocks	178,450	4,565,809	—	4,744,259

Rights
Italy	—	13	—	13
Short-Term Investment
Investment Company	61,557	—	—	61,557

Total Investments in Securities	$240,007	$4,565,822	$—	$4,805,829

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $112,043 and are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 94.5%
	Austria — 1.9%
196	Erste Group Bank AG (a)	9,891

	Brazil — 2.9%
913	Itau Unibanco Holding SA (Preference)	14,974

	Canada — 2.7%
161	Alimentation Couche-Tard, Inc., Class B	8,400
71	Canadian National Railway Co.	5,713

		14,113

	China — 10.3%
29	Baidu, Inc., ADR (a)	7,155
2,134	China Overseas Land & Investment Ltd.	8,253
3,818	China Unicom Hong Kong Ltd. (a)	5,723
4,136	CNOOC Ltd.	6,492
177	JD.com, Inc., ADR (a)	8,702
1,441	Ping An Insurance Group Co. of China Ltd., Class H	16,966

		53,291

	Denmark — 1.1%
106	Novo Nordisk A/S, Class B	5,886

	Finland — 1.6%
120	Wartsila OYJ Abp	8,205

	France — 1.9%
85	Safran SA	9,598

	Germany — 10.3%
93	Bayer AG (Registered)	12,137
49	Continental AG	14,697
149	Delivery Hero AG, Reg. S (a) (e)	6,387
61	Linde AG (a)	14,858
84	Zalando SE, Reg. S (a) (e)	4,952

		53,031

	Hong Kong — 7.1%
1,497	AIA Group Ltd.	12,787
1,659	CK Asset Holdings Ltd.	15,782
621	CK Hutchison Holdings Ltd.	8,376

		36,945

	India — 3.2%
155	HDFC Bank Ltd., ADR	16,809

	Indonesia — 2.3%
6,909	Bank Central Asia Tbk. PT	11,729

	Italy — 1.6%
374	UniCredit SpA (a)	8,235

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — 9.4%
33	FANUC Corp.	9,011
252	Komatsu Ltd.	9,897
368	Kubota Corp.	7,529
534	ORIX Corp.	9,999
108	Shin-Etsu Chemical Co. Ltd.	12,391

		48,827

	Netherlands — 6.8%
626	Altice NV, Class A (a)	6,711
50	ASML Holding NV	10,149
496	ING Groep NV	9,747
179	NN Group NV	8,419

		35,026

	South Africa — 2.1%
38	Naspers Ltd., Class N	10,734

	South Korea — 4.2%
57	Hyundai Motor Co.	8,607
3	Samsung Electronics Co. Ltd., Reg. S, GDR (e)	3,469
8	Samsung Electronics Co. Ltd., Reg. S, GDR (e)	9,389

		21,465

	Spain — 1.9%
1,033	Banco Bilbao Vizcaya Argentaria SA	9,693

	Switzerland — 6.9%
63	Cie Financiere Richemont SA (Registered)	6,087
1,672	Glencore plc (a)	9,585
156	LafargeHolcim Ltd. (Registered) (a)	9,542
523	UBS Group AG (Registered) (a)	10,622

		35,836

	United Kingdom — 16.3%
1,493	Aviva plc	10,895
212	British American Tobacco plc	14,517
3,121	ITV plc	7,400
253	RELX NV	5,594
156	Rio Tinto plc	8,678
497	Smith & Nephew plc	8,948
212	TechnipFMC plc	6,877
251	Unilever NV ,CVA	14,509
389	WPP plc	7,041

		84,459

	Total Common Stocks (Cost $410,747)	488,747

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NUMBER OF RIGHTS	SECURITY DESCRIPTION	VALUE($)
Rights — 0.0% (g)
	Italy — 0.0% (g)
374	UniCredit SpA, expiring 02/21/2018 (a) (Cost $—)	2

SHARES
Short-Term Investment — 3.8%
	Investment Company — 3.8%
19,556	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $19,556)	19,556

	Total Investments — 98.3% (Cost $430,303)	508,305
	Other Assets in Excess of Liabilities — 1.7%	8,847

	NET ASSETS — 100.0%	$517,152

Percentages indicated are based on net assets.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.9%
Insurance	9.6
Machinery	6.8
Media	6.3
Chemicals	5.4
Real Estate Management & Development	4.7
Metals & Mining	3.6
Pharmaceuticals	3.5
Auto Components	2.9
Tobacco	2.9
Personal Products	2.9
Internet & Direct Marketing Retail	2.7
Internet Software & Services	2.7
Technology Hardware, Storage & Peripherals	2.5
Capital Markets	2.1
Semiconductors & Semiconductor Equipment	2.0
Diversified Financial Services	2.0
Aerospace & Defense	1.9
Construction Materials	1.9
Health Care Equipment & Supplies	1.8
Automobiles	1.7
Food & Staples Retailing	1.6
Industrial Conglomerates	1.6
Energy Equipment & Services	1.4
Oil, Gas & Consumable Fuels	1.3
Textiles, Apparel & Luxury Goods	1.2
Diversified Telecommunication Services	1.1
Road & Rail	1.1
Professional Services	1.1
Short-Term Investment	3.8

Futures contracts outstanding as of January 31, 2018:
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	88	03/2018	EUR	3,934	(33)
FTSE 100 Index	21	03/2018	GBP	2,227	(35)
MSCI Emerging Markets E-Mini Index	68	03/2018	USD	4,277	(10)
S&P/TSX 60 Index	9	03/2018	CAD	1,380	(16)
TOPIX Index	13	03/2018	JPY	2,201	(52)

					(146)

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CAD	—	Canadian Dollar
CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
GDR	—	Global Depositary Receipt
JPY	—	Japanese Yen
MSCI	—	Morgan Stanley Capital International
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
TOPIX	—	Tokyo Stock Price Index
TSX	—	Toronto Stock Exchange
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan International Unconstrained Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amount in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Austria	$—	$9,891	$—	$9,891
Brazil	14,974	—	—	14,974
Canada	14,113	—	—	14,113
China	15,857	37,434	—	53,291
Denmark	—	5,886	—	5,886
Finland	—	8,205	—	8,205
France	—	9,598	—	9,598
Germany	—	53,031	—	53,031
Hong Kong	—	36,945	—	36,945
India	16,809	—	—	16,809
Indonesia	—	11,729	—	11,729
Italy	—	8,235	—	8,235
Japan	—	48,827	—	48,827
Netherlands	—	35,026	—	35,026
South Africa	—	10,734	—	10,734
South Korea	3,469	17,996	—	21,465
Spain	—	9,693	—	9,693
Switzerland	—	35,836	—	35,836
United Kingdom	—	84,459	—	84,459

Total Common Stocks	65,222	423,525	—	488,747

Rights
Italy	—	2	—	2
Short-Term Investment
Investment Company	19,556	—	—	19,556

Total Investments in Securities	$84,778	$423,527	$—	$508,305

Depreciation in Other Financial Instruments
Futures Contracts	$(26)	$(120)	$—	$(146)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $18,397,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.3%
	Australia — 3.1%
835	Australia & New Zealand Banking Group Ltd.	19,170
1,135	Goodman Group	7,404

		26,574

	Austria — 1.4%
238	Erste Group Bank AG (a)	11,965

	Belgium — 2.2%
106	Anheuser-Busch InBev SA/NV	11,994
64	KBC Group NV	6,161

		18,155

	Canada — 1.3%
233	TransCanada Corp.	10,746

	China — 0.7%
3,613	CNOOC Ltd.	5,679

	Finland — 1.1%
1,053	Outokumpu OYJ	9,036

	France — 14.9%
119	Air Liquide SA	16,110
94	Airbus SE	10,796
595	AXA SA	19,577
228	BNP Paribas SA	18,830
113	Renault SA	12,371
130	Sanofi	11,446
142	Schneider Electric SE (a)	13,339
402	TOTAL SA	23,321

		125,790

	Germany — 7.5%
28	BASF SE	3,333
52	Bayer AG (Registered)	6,854
107	Brenntag AG	6,974
164	Daimler AG (Registered)	15,060
64	Deutsche Boerse AG	8,226
32	HeidelbergCement AG	3,439
175	Infineon Technologies AG	5,096
94	Siemens AG (Registered)	14,221

		63,203

	Ireland — 0.9%
63	Ryanair Holdings plc, ADR (a)	7,701

	Israel — 0.2%
98	Teva Pharmaceutical Industries Ltd., ADR	2,001

	Italy — 3.6%
2,524	Enel SpA	16,049

SHARES	SECURITY DESCRIPTION	VALUE($)
	Italy — continued
2,229	Intesa Sanpaolo SpA	8,758
5,867	Telecom Italia SpA (a)	5,280

		30,087

	Japan — 24.1%
266	Bridgestone Corp.	12,997
78	Daikin Industries Ltd.	9,399
282	DMG Mori Co. Ltd.	6,467
508	Honda Motor Co. Ltd.	17,912
200	Japan Airlines Co. Ltd.	7,558
324	Japan Tobacco, Inc.	10,741
134	Mabuchi Motor Co. Ltd.	7,956
307	Marui Group Co. Ltd.	5,615
443	Mitsubishi Corp.	12,426
2,875	Mitsubishi UFJ Financial Group, Inc.	21,736
241	Mitsui Fudosan Co. Ltd.	6,352
317	NGK Spark Plug Co. Ltd.	8,402
291	Nippon Telegraph & Telephone Corp.	13,915
85	Otsuka Corp.	7,181
323	Panasonic Corp.	4,797
200	Renesas Electronics Corp. (a)	2,359
327	Sumitomo Electric Industries Ltd.	5,588
164	Sumitomo Mitsui Financial Group, Inc.	7,390
272	Sumitomo Mitsui Trust Holdings, Inc.	11,342
362	T&D Holdings, Inc.	6,489
346	Tokyu Corp.	5,797
68	Toyota Motor Corp.	4,706
244	Yamato Holdings Co. Ltd.	6,294

		203,419

	Luxembourg — 0.9%
204	ArcelorMittal	7,374

	Netherlands — 7.4%
814	ING Groep NV	15,978
156	NN Group NV	7,373
1,114	Royal Dutch Shell plc, Class A	39,043

		62,394

	Norway — 0.5%
553	Norsk Hydro ASA	4,026

	Singapore — 1.4%
575	DBS Group Holdings Ltd.	11,531

	South Korea — 0.6%
2	Samsung Electronics Co. Ltd.	4,978

	Spain — 3.3%
367	Banco Santander SA	2,724

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Spain — continued
1,845	Bankia SA	9,339
42	Iberdrola SA (a)	339
1,916	Iberdrola SA (a)	15,599

		28,001

	Sweden — 1.2%
693	Svenska Handelsbanken AB, Class A	10,079

	Switzerland — 8.1%
527	Credit Suisse Group AG (Registered) (a)	10,194
80	Ferguson plc	6,198
151	LafargeHolcim Ltd. (Registered) (a)	9,245
132	Novartis AG (Registered)	11,901
31	Roche Holding AG	7,730
90	Swiss Re AG	8,830
124	UBS Group AG (Registered) (a)	2,509
35	Zurich Insurance Group AG	11,656

		68,263

	United Kingdom — 12.1%
699	Barratt Developments plc	5,807
221	GlaxoSmithKline plc	4,112
1,386	HSBC Holdings plc	14,791
62	InterContinental Hotels Group plc	4,128
3,232	ITV plc	7,665
2,480	Lloyds Banking Group plc	2,450
541	Prudential plc	14,648
229	Rio Tinto plc	12,742
1,088	Standard Chartered plc (a)	12,659
182	TechnipFMC plc	5,884
5,415	Vodafone Group plc	17,261

		102,147

	United States — 0.8%
141	Shire plc	6,577

	Total Common Stocks (Cost $682,977)	819,726

Short-Term Investment — 2.7%
	Investment Company — 2.7%
22,781	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $22,781)	22,781

	Total Investments — 100.0% (Cost $705,758)	842,507
	Other Assets in Excess of Liabilities — 0.0% (g)	155

	NET ASSETS — 100.0%	$842,662

Percentages indicated are based on net assets.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	22.0%
Oil, Gas & Consumable Fuels	9.4
Insurance	8.1
Automobiles	5.9
Pharmaceuticals	5.2
Metals & Mining	3.9
Electric Utilities	3.8
Auto Components	3.2
Trading Companies & Distributors	3.0
Electrical Equipment	2.5
Capital Markets	2.5
Chemicals	2.3
Diversified Telecommunication Services	2.3
Wireless Telecommunication Services	2.1
Airlines	1.8
Industrial Conglomerates	1.7
Construction Materials	1.5
Beverages	1.4
Aerospace & Defense	1.3
Tobacco	1.3
Household Durables	1.3
Building Products	1.1
Others (each less than 1.0%)	9.7
Short-Term Investment	2.7

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Forward foreign currency exchange contracts outstanding as of January 31, 2018:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
AUD	32,320	USD	24,398	HSBC Bank, N.A.	02/26/2018	1,643
CAD	3,732	USD	3,029	Deutsche Bank AG	02/26/2018	6
CHF	3,178	USD	3,409	BNP Paribas	02/26/2018	11
DKK	40,063	USD	6,391	HSBC Bank, N.A.	02/26/2018	303
EUR	3,781	HKD	34,761	TD Bank Financial Group	02/26/2018	255
EUR	9,295	USD	11,110	Deutsche Bank AG	02/26/2018	446
GBP	11,838	USD	15,737	State Street Corp.	02/26/2018	1,085
JPY	236,751	USD	2,115	State Street Corp.	02/26/2018	56
NOK	10,444	EUR	1,078	Royal Bank of Canada	02/26/2018	15
SEK	102,114	USD	12,245	Standard Chartered Bank	02/26/2018	733
USD	5,910	JPY	641,995	Australia & New Zealand Banking Group Ltd.	02/26/2018	22

Total unrealized appreciation						4,575

EUR	4,986	USD	6,224	Citibank, NA	02/26/2018	(25)
GBP	2,255	USD	3,219	State Street Corp.	02/26/2018	(15)
HKD	19,621	USD	2,511	Citibank, NA	02/26/2018	(2)
HKD	159,139	USD	20,412	Credit Suisse International	02/26/2018	(58)
NOK	16,261	USD	2,118	Merrill Lynch International	02/26/2018	(8)
USD	10,926	CAD	13,918	HSBC Bank, N.A.	02/26/2018	(393)
USD	68,892	EUR	58,061	HSBC Bank, N.A.	02/26/2018	(3,295)
USD	5,440	GBP	4,050	TD Bank Financial Group	02/26/2018	(315)
USD	1,279	NOK	10,444	Royal Bank of Canada	02/26/2018	(76)
USD	2,413	SEK	20,082	Citibank, NA	02/26/2018	(139)

Total unrealized depreciation						(4,326)

Net unrealized appreciation						249

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
NOK	—	Norwegian Krone
SEK	—	Swedish Krona
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$26,574	$—	$26,574
Austria	—	11,965	—	11,965
Belgium	—	18,155	—	18,155
Canada	10,746	—	—	10,746
China	—	5,679	—	5,679
Finland	—	9,036	—	9,036
France	—	125,790	—	125,790
Germany	—	63,203	—	63,203
Ireland	7,701	—	—	7,701
Israel	2,001	—	—	2,001
Italy	—	30,087	—	30,087
Japan	—	203,419	—	203,419
Luxembourg	—	7,374	—	7,374
Netherlands	—	62,394	—	62,394
Norway	—	4,026	—	4,026
Singapore	—	11,531	—	11,531
South Korea	—	4,978	—	4,978
Spain	339	27,662	—	28,001
Sweden	—	10,079	—	10,079
Switzerland	—	68,263	—	68,263
United Kingdom	—	102,147	—	102,147
United States	—	6,577	—	6,577

Total Common Stocks	20,787	798,939	—	819,726

JPMorgan International Value Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Short-Term Investment
Investment Company	$22,781	$—	$—	$22,781

Total Investments in Securities	$43,568	$798,939	$—	$842,507

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$4,575	$—	$4,575

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(4,326)	$—	$(4,326)

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $11,170,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including forward foreign currency exchange contracts, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Forward Foreign Currency Exchange Contracts — The Fund may be exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

The values of the forward foreign currency contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty upon settlement.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts or due across transactions). The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Australia — 3.3%
273	Goodman Group	1,779

	Austria — 4.8%
51	Erste Group Bank AG (a)	2,570

	Finland — 3.8%
238	Outokumpu OYJ	2,043

	France — 5.6%
27	Renault SA	3,010

	Germany — 15.2%
27	Brenntag AG	1,750
41	Daimler AG (Registered)	3,710
16	Deutsche Boerse AG	2,059
7	HeidelbergCement AG	726

		8,245

	Japan — 44.3%
20	Daikin Industries Ltd.	2,353
62	DMG Mori Co. Ltd.	1,408
50	Japan Airlines Co. Ltd.	1,893
34	Mabuchi Motor Co. Ltd.	1,993
73	Marui Group Co. Ltd.	1,334
107	Mitsubishi Corp.	2,999
57	Mitsui Fudosan Co. Ltd.	1,498
79	NGK Spark Plug Co. Ltd.	2,102
21	Otsuka Corp.	1,802
50	Renesas Electronics Corp. (a)	592
79	Sumitomo Electric Industries Ltd.	1,349

SHARES	SECURITY DESCRIPTION	VALUE($)
	Japan — continued
93	T&D Holdings, Inc.	1,666
89	Tokyu Corp.	1,488
58	Yamato Holdings Co. Ltd.	1,508

		23,985

	Netherlands — 3.4%
39	NN Group NV	1,841

	South Korea — 2.3%
1	Samsung Electronics Co. Ltd.	1,244

	Spain — 4.1%
443	Bankia SA	2,243

	Sweden — 4.3%
161	Svenska Handelsbanken AB, Class A	2,348

	United Kingdom — 7.1%
157	Barratt Developments plc	1,305
217	Standard Chartered plc (a)	2,528

		3,833

	Total Common Stocks (Cost $38,576)	53,141

	Total Investments — 98.2% (Cost $38,576)	53,141
	Other Assets in Excess of Liabilities — 1.8%	996

	NET ASSETS — 100.0%	$54,137

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	18.2%
Automobiles	12.6
Trading Companies & Distributors	8.9
Insurance	6.6
Auto Components	6.5
Building Products	4.4
Capital Markets	3.9
Metals & Mining	3.8
Electrical Equipment	3.8
Airlines	3.6
IT Services	3.4
Equity Real Estate Investment Trusts (REITs)	3.4
Air Freight & Logistics	2.8

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

INDUSTRY	PERCENTAGE
Real Estate Management & Development	2.8%
Road & Rail	2.8
Machinery	2.7
Multiline Retail	2.5
Household Durables	2.5
Technology Hardware, Storage & Peripherals	2.3
Construction Materials	1.4
Semiconductors & Semiconductor Equipment	1.1

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.

JPMorgan International Value SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2— Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$—	$53,141	$—	$53,141

(a)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for country specifics of portfolio holdings.

Transfers between fair value levels are valued utilizing values as of the beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $3,503,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.9%
	Belgium — 1.3%
135	KBC Group NV	13,011

	Denmark — 5.0%
456	Danske Bank A/S	18,527
435	Novo Nordisk A/S, Class B	24,118
136	Royal Unibrew A/S	8,279

		50,924

	Finland — 1.5%
472	UPM-Kymmene OYJ	15,927

	France — 22.0%
172	Amundi SA, Reg. S (e)	16,251
91	Atos SE	14,392
433	AXA SA	14,246
235	BNP Paribas SA	19,418
165	Capgemini SE	21,897
586	Credit Agricole SA	11,050
761	Engie SA	13,223
209	Faurecia	18,795
41	Kering	20,872
744	Orange SA	13,446
245	TOTAL SA	14,225
277	Vinci SA	29,984
627	Vivendi SA	18,381

		226,180

	Germany — 16.3%
142	Allianz SE (Registered)	36,014
271	BASF SE	31,742
262	Covestro AG, Reg. S (e)	30,192
126	Delivery Hero AG, Reg. S (a) (e)	5,418
243	Deutsche Lufthansa AG (Registered)	8,696
274	Evonik Industries AG	10,814
278	Evotec AG (a)	5,075
61	Hannover Rueck SE	8,339
359	Infineon Technologies AG	10,465
62	Siltronic AG (a)	10,373
49	Wacker Chemie AG	9,820

		166,948

	Italy — 3.5%
283	Banca Generali SpA	10,594
72	Ferrari NV	8,568
4,242	Intesa Sanpaolo SpA	16,666

		35,828

	Netherlands — 7.6%
481	ABN AMRO Group NV, Reg. S, CVA (e)	16,288

SHARES	SECURITY DESCRIPTION	VALUE($)
	Netherlands — continued
46	AMG Advanced Metallurgical Group NV	2,456
86	ASML Holding NV	17,412
169	BE Semiconductor Industries NV	16,227
1,323	ING Groep NV	25,976

		78,359

	Norway — 1.2%
528	Telenor ASA	12,334

	Spain — 4.0%
2,229	Banco Santander SA	16,550
1,306	Repsol SA	24,578

		41,128

	Sweden — 2.9%
203	Electrolux AB, Series B	7,162
1,109	Volvo AB, Class B	22,635

		29,797

	Switzerland — 14.1%
11	Georg Fischer AG (Registered)	15,939
4,712	Glencore plc (a)	27,005
331	Logitech International SA (Registered)	13,863
36	Lonza Group AG (Registered) (a)	9,869
491	Novartis AG (Registered)	44,299
32	Partners Group Holding AG	24,537
379	STMicroelectronics NV	9,052

		144,564

	United Kingdom — 18.5%
604	Anglo American plc	14,638
382	Ashtead Group plc	11,424
1,100	Barratt Developments plc	9,138
250	Bellway plc	11,804
278	Fevertree Drinks plc	9,671
517	Fiat Chrysler Automobiles NV (a)	12,486
1,225	International Consolidated Airlines Group SA	11,122
20,892	Lloyds Banking Group plc	20,641
3,983	Man Group plc	12,277
712	Pearson plc	7,003
446	Persimmon plc	15,841
382	Rio Tinto plc	21,278
3,684	Taylor Wimpey plc	9,970
7,605	Tesco plc	22,609

		189,902

	Total Common Stocks (Cost $876,709)	1,004,902

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.6%
	Investment Company — 2.6%
26,765	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $26,765)	26,765

	Total Investments — 100.5% (Cost $903,474)	1,031,667
	Liabilities in Excess of Other Assets — (0.5)%	(5,595)

	NET ASSETS — 100.0%	$1,026,072

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	15.3%
Chemicals	8.0
Pharmaceuticals	6.6
Metals & Mining	6.3
Capital Markets	6.2
Semiconductors & Semiconductor Equipment	6.2
Insurance	5.7
Household Durables	5.2
Oil, Gas & Consumable Fuels	3.8
Machinery	3.7
IT Services	3.5
Construction & Engineering	2.9
Diversified Telecommunication Services	2.5
Media	2.5
Food & Staples Retailing	2.2
Automobiles	2.0
Textiles, Apparel & Luxury Goods	2.0
Airlines	1.9
Auto Components	1.8
Beverages	1.7
Paper & Forest Products	1.6
Life Sciences Tools & Services	1.5
Technology Hardware, Storage & Peripherals	1.4
Multi-Utilities	1.3
Trading Companies & Distributors	1.1
Internet Software & Services	0.5
Short-Term Investment	2.6

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date. Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Intrepid European Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Belgium	$—	$13,011	$—	$13,011
Denmark	—	50,924	—	50,924
Finland	—	15,927	—	15,927
France	—	226,180	—	226,180
Germany	—	166,948	—	166,948
Italy	—	35,828	—	35,828
Netherlands	—	78,359	—	78,359
Norway	—	12,334	—	12,334
Spain	—	41,128	—	41,128
Sweden	—	29,797	—	29,797
Switzerland	—	144,564	—	144,564
United Kingdom	—	189,902	—	189,902

Total Common Stocks	—	1,004,902	—	1,004,902

Short-Term Investment
Investment Company	26,765	—	—	26,765

Total Investments in Securities	$26,765	$1,004,902	$—	$1,031,667

Transfers from level 1 to level 2 in the amount of approximately $57,451,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.1%
	Australia — 6.5%
1,388	Aristocrat Leisure Ltd.	26,664
523	BlueScope Steel Ltd.	6,079
616	Caltex Australia Ltd.	17,252
689	carsales.com Ltd.	8,324
346	CIMIC Group Ltd.	13,143
1,326	Computershare Ltd.	17,804
1,108	CSR Ltd.	4,487
101	Flight Centre Travel Group Ltd.	4,136
2,155	Fortescue Metals Group Ltd.	8,558
448	Macquarie Group Ltd.	37,209
3,133	Metcash Ltd.	8,080
268	Monadelphous Group Ltd.	3,787
1,380	Northern Star Resources Ltd.	6,453
5,368	Qantas Airways Ltd.	22,747
1,937	Regis Resources Ltd.	6,435
9,290	South32 Ltd.	28,527
1,760	St Barbara Ltd.	5,371
5,300	Whitehaven Coal Ltd.	21,025

		246,081

	Austria — 1.2%
254	Erste Group Bank AG (a)	12,776
503	OMV AG	32,403

		45,179

	Belgium — 1.8%
280	bpost SA	9,304
393	KBC Group NV	37,820
383	Proximus SADP	12,916
21	Solvay SA	2,993
48	UCB SA	4,215

		67,248

	China — 0.8%
5,851	BOC Hong Kong Holdings Ltd.	29,840

	Denmark — 3.5%
781	Danske Bank A/S	31,720
122	Dfds A/S	7,340
228	Jyske Bank A/S (Registered)	13,161
967	Novo Nordisk A/S, Class B	53,666
165	Royal Unibrew A/S	10,025
258	Sydbank A/S	10,571
138	Topdanmark A/S (a)	6,577

		133,060

	Finland — 1.7%
225	Neste OYJ	15,572

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Finland — continued
265	Sampo OYJ, Class A	15,396
1,007	UPM-Kymmene OYJ	33,965

		64,933

	France — 8.4%
616	Air France-KLM (a)	9,562
105	Arkema SA	13,413
176	Atos SE	27,766
187	BNP Paribas SA	15,434
265	Capgemini SE	35,193
205	Cie Generale des Etablissements Michelin	32,834
209	Eiffage SA	25,278
101	Eurazeo SA	10,623
395	Faurecia	35,426
1,547	Natixis SA	14,083
990	Peugeot SA	22,243
467	Sanofi	41,204
39	Sopra Steria Group	7,998
75	TOTAL SA	4,343
221	Vinci SA	23,917

		319,317

	Germany — 7.4%
234	Allianz SE (Registered)	59,251
662	Aroundtown SA	5,334
218	Aurubis AG	22,921
343	Covestro AG, Reg. S (e)	39,518
606	Deutsche Lufthansa AG (Registered)	21,661
486	Deutsche Post AG (Registered)	22,936
94	HOCHTIEF AG	16,945
532	Infineon Technologies AG	15,494
684	Innogy SE, Reg. S (e)	26,059
188	Jenoptik AG	7,791
97	Rheinmetall AG	13,690
222	RWE AG (a)	4,455
148	Software AG	8,019
564	Uniper SE	16,850

		280,924

	Hong Kong — 1.8%
1,722	CK Asset Holdings Ltd.	16,386
230	Hang Seng Bank Ltd.	5,465
869	Kerry Properties Ltd.	4,152
1,677	Luk Fook Holdings International Ltd.	6,003
15,042	WH Group Ltd., Reg. S (e)	18,598
11,170	Xinyi Glass Holdings Ltd.	16,924

		67,528

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Italy — 0.9%
5,553	Enel SpA	35,303

	Japan — 23.2%
312	Aeon Mall Co. Ltd.	6,877
274	Aisin Seiki Co. Ltd.	16,032
300	Asahi Glass Co. Ltd.	13,197
85	Azbil Corp.	3,962
420	Bridgestone Corp.	20,474
662	Brother Industries Ltd.	16,993
130	Canon Marketing Japan, Inc.	3,580
114	Central Japan Railway Co.	21,674
1,912	Fuji Electric Co. Ltd.	15,786
454	FUJIFILM Holdings Corp.	17,493
3,352	Hitachi Ltd.	26,748
1,212	ITOCHU Corp.	23,848
1,808	Kajima Corp.	17,950
966	Kansai Electric Power Co., Inc. (The)	12,032
617	KDDI Corp.	15,661
855	Kirin Holdings Co. Ltd.	21,405
191	Koito Manufacturing Co. Ltd.	13,520
399	K’s Holdings Corp.	11,140
680	Kuraray Co. Ltd.	12,769
191	Kurita Water Industries Ltd.	6,254
2,373	Marubeni Corp.	17,845
92	Meitec Corp.	5,051
1,253	Mitsubishi Chemical Holdings Corp.	13,670
649	Mitsubishi Corp.	18,177
889	Mitsubishi Electric Corp.	16,358
4,133	Mitsubishi UFJ Financial Group, Inc.	31,253
866	Mitsubishi UFJ Lease & Finance Co. Ltd.	5,613
506	Mitsui Chemicals, Inc.	15,942
254	Nichias Corp.	3,461
1,051	Nippon Light Metal Holdings Co. Ltd.	3,100
516	Nippon Suisan Kaisha Ltd.	2,756
355	Nippon Telegraph & Telephone Corp.	16,999
208	Nishimatsu Construction Co. Ltd.	5,908
904	NTT DOCOMO, Inc.	22,467
1,495	Obayashi Corp.	18,052
1,724	Oji Holdings Corp.	11,845
178	Open House Co. Ltd.	10,434
1,031	ORIX Corp.	19,307
1,623	Penta-Ocean Construction Co. Ltd.	12,540
782	Prima Meat Packers Ltd.	5,351
100	Sankyu, Inc.	4,649
184	SCREEN Holdings Co. Ltd.	16,055

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Japan — continued
608	Sekisui Chemical Co. Ltd.	11,618
1,438	Shimizu Corp.	14,794
806	Showa Shell Sekiyu KK	11,455
22	SoftBank Group Corp.	1,836
380	Sompo Holdings, Inc.	15,246
569	Sony Corp.	27,290
512	Sumitomo Bakelite Co. Ltd.	4,398
2,051	Sumitomo Chemical Co. Ltd.	15,091
1,131	Sumitomo Corp.	19,563
477	Sumitomo Mitsui Financial Group, Inc.	21,469
721	Sumitomo Rubber Industries Ltd.	14,051
242	Taiheiyo Cement Corp.	10,279
368	Taisei Corp.	18,798
173	Takasago Thermal Engineering Co. Ltd.	3,270
109	Tokyo Electron Ltd.	20,487
135	Tokyo Seimitsu Co. Ltd.	5,911
251	Toyota Boshoku Corp.	5,393
846	Toyota Motor Corp.	58,267
198	TS Tech Co. Ltd.	8,494
49	Ulvac, Inc.	3,264
545	Yamaha Motor Co. Ltd.	18,192

		883,394

	Luxembourg — 0.9%
979	ArcelorMittal	35,440

	Netherlands — 6.1%
1,013	ABN AMRO Group NV, Reg. S, CVA (e)	34,276
622	ASR Nederland NV	27,176
202	Euronext NV, Reg. S (e)	13,699
265	EXOR NV	20,486
2,103	ING Groep NV	41,301
678	Philips Lighting NV, Reg. S (e)	26,669
1,930	Royal Dutch Shell plc, Class B	68,462

		232,069

	Norway — 1.7%
740	DNB ASA	15,047
621	Marine Harvest ASA (a)	10,752
189	Salmar ASA	5,152
1,409	Telenor ASA	32,939

		63,890

	Portugal — 0.3%
580	Galp Energia SGPS SA	11,079

	Singapore — 2.3%
1,772	DBS Group Holdings Ltd.	35,564
3,979	Oversea-Chinese Banking Corp. Ltd.	39,118

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Singapore — continued
734	Venture Corp. Ltd.	12,864

		87,546

	South Africa — 0.1%
204	Mondi plc	5,447

	Spain — 1.8%
310	ACS Actividades de Construccion y Servicios SA	12,396
120	Aena SME SA, Reg. S (e)	26,121
242	Amadeus IT Group SA	18,729
613	Repsol SA	11,545

		68,791

	Sweden — 3.5%
730	Electrolux AB, Series B	25,790
482	Fabege AB	10,562
253	Hemfosa Fastigheter AB	3,472
1,765	Sandvik AB	34,742
2,095	Skandinaviska Enskilda Banken AB, Class A	26,473
462	Swedbank AB, Class A	11,816
516	Swedish Match AB	20,897

		133,752

	Switzerland — 10.1%
1,274	ABB Ltd. (Registered)	35,511
333	Adecco Group AG (Registered) (a)	27,369
153	Baloise Holding AG (Registered)	25,024
6	Barry Callebaut AG (Registered) (a)	12,186
491	Coca-Cola HBC AG (a)	16,493
12	Georg Fischer AG (Registered)	17,595
639	Nestle SA (Registered)	55,156
860	Novartis AG (Registered)	77,581
38	Partners Group Holding AG	29,606
151	Roche Holding AG	37,357
4	Sika AG	31,619
92	Sunrise Communications Group AG, Reg. S (a) (e)	8,667
32	Swiss Life Holding AG (Registered) (a)	11,875

		386,039

	United Kingdom — 13.4%
1,987	3i Group plc	26,271
3,172	Barratt Developments plc	26,353
1,206	Beazley plc	9,112
197	Bellway plc	9,287
284	Berkeley Group Holdings plc	15,974
373	BP plc	2,658
138	British American Tobacco plc	9,440

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	United Kingdom — continued
492	Burberry Group plc	11,027
183	Diageo plc	6,571
510	GlaxoSmithKline plc	9,486
272	Hiscox Ltd.	5,469
1,867	HSBC Holdings plc	19,914
976	Ibstock plc, Reg. S (e)	3,563
1,286	Indivior plc (a)	7,346
3,162	International Consolidated Airlines Group SA	28,731
152	J D Wetherspoon plc	2,713
662	Jupiter Fund Management plc	5,559
8,936	Legal & General Group plc	34,327
39,161	Lloyds Banking Group plc	38,691
270	Next plc	19,517
881	Persimmon plc	31,306
667	Polypipe Group plc	3,749
597	Prudential plc	16,165
3,010	Redrow plc	25,596
917	Rio Tinto plc	51,017
415	Savills plc	6,040
260	Schroders plc	13,722
802	Subsea 7 SA	12,499
982	Unilever NV, CVA	56,681

		508,784

	United States — 0.7%
372	Carnival plc	26,279

	Total Common Stocks (Cost $3,144,139)	3,731,923

NUMBER OF RIGHTS
Rights — 0.0% (g)
	Spain — 0.0% (g)
310	ACS Actividades de Construccion y Servicios SA, expiring 02/05/2018 (a) (Cost $169)	162

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.7%
	Investment Company — 2.7%
102,701	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $102,701)	102,701

	Total Investments — 100.8% (Cost $3,247,009)	3,834,786
	Liabilities in Excess of Other Assets — (0.8)%	(29,545)

	NET ASSETS — 100.0%	$3,805,241

Percentages indicated are based on net assets.

Summary of Investments by Industry, January 31, 2018

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.3%
Pharmaceuticals	6.0
Insurance	5.9
Oil, Gas & Consumable Fuels	5.1
Construction & Engineering	4.8
Metals & Mining	4.5
Household Durables	4.5
Auto Components	4.2
Chemicals	3.9
Capital Markets	3.7
Food Products	2.9
IT Services	2.8
Automobiles	2.6
Electrical Equipment	2.5
Airlines	2.2
Trading Companies & Distributors	2.1
Diversified Telecommunication Services	1.9
Real Estate Management & Development	1.6
Semiconductors & Semiconductor Equipment	1.6
Hotels, Restaurants & Leisure	1.6
Machinery	1.5
Personal Products	1.5
Diversified Financial Services	1.5
Beverages	1.4
Electronic Equipment, Instruments & Components	1.3
Paper & Forest Products	1.3
Electric Utilities	1.2
Wireless Telecommunication Services	1.0
Others (each less than 1.0%)	9.9
Short-Term Investment	2.7

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	793	03/2018	EUR	35,452	(96)
FTSE 100 Index	274	03/2018	GBP	29,054	(776)
TOPIX Index	92	03/2018	JPY	15,577	(315)

					(1,187)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

CVA	—	Dutch Certification
EUR	—	Euro
FTSE	—	Financial Times and the London Stock Exchange
GBP	—	British Pound
JPY	—	Japanese Yen
Reg. S	—	Security was purchased pursuant to Regulation S under the Securities Act of 1933, as amended (the “Securities Act”), which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act, or pursuant to an exemption from registration.
TOPIX	—	Tokyo Stock Price Index

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments, as well as certain derivatives with equity reference obligations, are valued by applying an international fair value factor provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Intrepid International Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$246,081	$—	$246,081
Austria	—	45,179	—	45,179
Belgium	—	67,248	—	67,248
China	—	29,840	—	29,840
Denmark	—	133,060	—	133,060
Finland	—	64,933	—	64,933
France	—	319,317	—	319,317
Germany	—	280,924	—	280,924
Hong Kong	—	67,528	—	67,528
Italy	—	35,303	—	35,303
Japan	—	883,394	—	883,394
Luxembourg	—	35,440	—	35,440
Netherlands	—	232,069	—	232,069
Norway	—	63,890	—	63,890
Portugal	—	11,079	—	11,079
Singapore	—	87,546	—	87,546
South Africa	—	5,447	—	5,447
Spain	—	68,791	—	68,791
Sweden	—	133,752	—	133,752
Switzerland	—	386,039	—	386,039
United Kingdom	—	508,784	—	508,784
United States	—	26,279	—	26,279

Total Common Stocks	—	3,731,923	—	3,731,923

Right
Spain	—	162	—	162
Short-Term Investment
Investment Company	102,701	—	—	102,701

Total Investments in Securities	$102,701	$3,732,085	$—	$3,834,786

Depreciation in Other Financial Instruments
Futures Contracts	$—	$(1,187)	$—	$(1,187)

Transfers between fair value levels are valued utilizing values as of beginning of the period.

Transfers from level 1 to level 2 in the amount of approximately $103,825,000 are due to the application of the fair value factors to certain securities during the period ended January 31, 2018.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — 95.4%
Common Stocks — 94.0%
		Consumer Discretionary — 4.0%
		Hotels, Restaurants & Leisure — 0.7%
66		Extended Stay America, Inc.	1,341

		Media — 3.3%
12		DISH Network Corp., Class A (a)	547
55		Time Warner, Inc.	5,267

			5,814

		Total Consumer Discretionary	7,155

		Consumer Staples — 10.4%
		Beverages — 4.0%
20		Constellation Brands, Inc., Class A	4,443
22		PepsiCo, Inc.	2,696

			7,139

		Food & Staples Retailing — 4.0%
67		Walmart, Inc.	7,124

		Food Products — 0.9%
50		Hormel Foods Corp. (j)	1,721

		Personal Products — 1.5%
19		Estee Lauder Cos., Inc. (The), Class A	2,624

		Total Consumer Staples	18,608

		Financials — 12.1%
		Consumer Finance — 2.5%
43		Capital One Financial Corp.	4,435

		Diversified Financial Services — 9.6%
—	(h)	Berkshire Hathaway, Inc., Class A (a)	17,139

		Total Financials	21,574

		Health Care — 11.3%
		Health Care Equipment & Supplies — 1.6%
12		Becton Dickinson and Co.	2,826

		Health Care Providers & Services — 4.8%
36		UnitedHealth Group, Inc.	8,633

		Life Sciences Tools & Services — 4.9%
34		PRA Health Sciences, Inc. (a)	3,064
25		Thermo Fisher Scientific, Inc. (j)	5,709

			8,773

		Total Health Care	20,232

		Industrials — 18.7%
		Aerospace & Defense — 8.5%
45		Northrop Grumman Corp.	15,254

		Air Freight & Logistics — 1.9%
38		CH Robinson Worldwide, Inc.	3,459

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — 1.5%
43	Southwest Airlines Co. (j)	2,597

	Machinery — 4.3%
45	Illinois Tool Works, Inc.	7,737

	Road & Rail — 2.5%
24	Canadian Pacific Railway Ltd., (Canada)	4,365

	Total Industrials	33,412

	Information Technology — 19.8%
	Internet Software & Services — 8.1%
12	Alphabet, Inc., Class A (a) (j)	14,380

	IT Services — 8.9%
26	Fidelity National Information Services, Inc.	2,685
57	Fiserv, Inc. (a) (j)	7,969
15	Mastercard, Inc., Class A (j)	2,479
23	Visa, Inc., Class A (j)	2,851

		15,984

	Software — 2.8%
53	Microsoft Corp.	5,031

	Total Information Technology	35,395

	Materials — 13.9%
	Chemicals — 9.9%
13	Ecolab, Inc. (j)	1,786
458	Huntsman Corp.	15,823

		17,609

	Containers & Packaging — 4.0%
76	Berry Global Group, Inc. (a)	4,504
42	International Paper Co.	2,637

		7,141

	Total Materials	24,750

	Utilities — 3.8%
	Electric Utilities — 3.8%
43	NextEra Energy, Inc. (j)	6,823

	Total Common Stocks (Cost $147,690)	167,949

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Options contracts)

NUMBER OF CONTRACTS	SECURITY DESCRIPTION	VALUE($)
Options Purchased — 0.0% (g)
	Put Options Purchased — 0.0% (g)
1,338	Huntsman Corp., 02/16/2018 at USD 31.00, American Style (a) Notional Amount: USD 4,625 Exchange Traded	10

	Total Options Purchased (Cost $281)	10

SHARES
Short-Term Investment — 1.4%
	Investment Company — 1.4%
2,445	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $2,445)	2,445

	Total Investments — 95.4% (Cost $150,416)	170,404
	Other Assets in Excess of Liabilities — 4.6%	8,292

	NET ASSETS — 100.0%	$178,696

Short Positions — 25.4%
Common Stocks — 25.4%
	Consumer Discretionary — 6.8%
	Automobiles — 2.6%
96	Harley-Davidson, Inc.	4,633

	Household Durables — 1.2%
12	Whirlpool Corp.	2,152

	Media — 1.1%
35	CBS Corp. (Non-Voting), Class B	2,000

	Specialty Retail — 1.9%
15	Ulta Beauty, Inc. (a)	3,357

	Total Consumer Discretionary	12,142

	Consumer Staples — 2.1%
	Household Products — 2.1%
32	Kimberly-Clark Corp.	3,738

	Financials — 0.9%
	Insurance — 0.9%
7	Everest Re Group Ltd.	1,631

	Health Care — 3.3%
	Health Care Equipment & Supplies — 1.1%
33	DENTSPLY SIRONA, Inc.	2,018

SHARES	SECURITY DESCRIPTION	VALUE($)
	Health Care Technology — 2.2%
55	Cerner Corp. (a)	3,828

	Total Health Care	5,846

	Industrials — 9.4%
	Airlines — 1.5%
23	Alaska Air Group, Inc.	1,539
32	Hawaiian Holdings, Inc.	1,204

		2,743

	Building Products — 1.7%
79	Johnson Controls International plc	3,086

	Industrial Conglomerates — 1.9%
213	General Electric Co.	3,440

	Road & Rail — 4.3%
95	Canadian National Railway Co., (Canada)	7,601

	Total Industrials	16,870

	Information Technology — 1.4%
	Software — 1.4%
23	Check Point Software Technologies Ltd., (Israel) (a)	2,400

	Real Estate — 1.2%
	Equity Real Estate Investment Trusts (REITs) — 1.2%
29	American Campus Communities, Inc.	1,131
5	Crown Castle International Corp.	556
8	Welltower, Inc.	491

	Total Real Estate	2,178

	Utilities — 0.3%
	Gas Utilities — 0.3%
9	National Fuel Gas Co.	499

	Total Securities Sold Short (Proceeds $46,000)	$45,304

Percentages indicated are based on net assets.

JPMorgan Opportunistic Equity Long/Short Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $20,596,000.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Options are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$170,404	$—	$—	$170,404

Total Liabilities for Securities Sold Short (a)	$(45,304)	$—	$—	$(45,304)

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — 100.3%
Common Stocks — 89.1%
	Consumer Discretionary — 16.6%
	Auto Components — 0.8%
12	Aptiv plc (a)	1,184
10	Delphi Technologies plc (a)	542

		1,726

	Hotels, Restaurants & Leisure — 1.1%
5	Hilton Worldwide Holdings, Inc.	420
3	McDonald’s Corp.	569
5	Royal Caribbean Cruises Ltd.	669
8	Yum Brands, Inc.	695

		2,353

	Household Durables — 1.6%
13	DR Horton, Inc.	644
26	Lennar Corp., Class A	1,659
17	MDC Holdings, Inc.	563
13	PulteGroup, Inc.	404
3	Toll Brothers, Inc.	141

		3,411

	Internet & Direct Marketing Retail — 1.3%
2	Amazon.com, Inc. (a)	2,635

	Media — 5.4%
3	Charter Communications, Inc., Class A (a)	1,289
69	Comcast Corp., Class A	2,952
31	DISH Network Corp., Class A (a)	1,441
58	Sirius XM Holdings, Inc.	354
7	Time Warner, Inc.	705
61	Twenty-First Century Fox, Inc., Class B	2,223
22	Walt Disney Co. (The) (j)	2,432

		11,396

	Multiline Retail — 1.4%
25	Dollar Tree, Inc. (a)	2,915

	Specialty Retail — 5.0%
3	AutoZone, Inc. (a)	2,266
26	Gap, Inc. (The)	862
6	Home Depot, Inc. (The)	1,187
23	Lowe’s Cos., Inc.	2,454
9	O’Reilly Automotive, Inc. (a)	2,426
15	Ross Stores, Inc.	1,274

		10,469

	Total Consumer Discretionary	34,905

	Consumer Staples — 7.3%
	Beverages — 0.7%
8	Molson Coors Brewing Co., Class B	711
7	PepsiCo, Inc.	843

		1,554

SHARES	SECURITY DESCRIPTION	VALUE($)
	Food & Staples Retailing — 1.5%
4	Costco Wholesale Corp.	858
9	CVS Health Corp.	690
52	Kroger Co. (The)	1,582

		3,130

	Food Products — 2.3%
10	Kellogg Co.	668
43	Mondelez International, Inc., Class A	1,916
17	Post Holdings, Inc. (a)	1,277
14	Tyson Foods, Inc., Class A	1,053

		4,914

	Household Products — 0.2%
6	Colgate-Palmolive Co.	426

	Personal Products — 0.5%
7	Estee Lauder Cos., Inc. (The), Class A	943

	Tobacco — 2.1%
32	Altria Group, Inc.	2,222
21	Philip Morris International, Inc. (j)	2,204

		4,426

	Total Consumer Staples	15,393

	Energy — 6.8%
	Oil, Gas & Consumable Fuels — 6.8%
4	Andeavor	482
13	Concho Resources, Inc. (a)	2,120
21	Diamondback Energy, Inc. (a)	2,658
37	EOG Resources, Inc.	4,199
13	Marathon Petroleum Corp.	904
10	Parsley Energy, Inc., Class A (a)	232
18	Pioneer Natural Resources Co. (j)	3,298
12	RSP Permian, Inc. (a)	464

	Total Energy	14,357

	Financials — 11.7%
	Banks — 4.2%
116	Bank of America Corp. (j)	3,727
22	BB&T Corp.	1,210
18	Citigroup, Inc.	1,442
9	Prosperity Bancshares, Inc.	647
12	SunTrust Banks, Inc.	870
2	SVB Financial Group (a)	499
8	Wells Fargo & Co.	551

		8,946

	Capital Markets — 2.8%
39	Charles Schwab Corp. (The)	2,091
66	Morgan Stanley (j)	3,704

		5,795

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES		SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
		Consumer Finance — 1.2%
23		Capital One Financial Corp.	2,432

		Diversified Financial Services — 0.3%
11		Voya Financial, Inc.	596

		Insurance — 3.2%
27		American International Group, Inc.	1,715
17		Arthur J Gallagher & Co.	1,163
4		Axis Capital Holdings Ltd.	207
6		Brighthouse Financial, Inc. (a)	393
—	(h)	Chubb Ltd.	66
1		Everest Re Group Ltd.	212
19		Hartford Financial Services Group, Inc. (The)	1,097
18		Lincoln National Corp.	1,503
8		MetLife, Inc.	377

			6,733

		Total Financials	24,502

		Health Care — 5.1%
		Biotechnology — 1.4%
2		Alexion Pharmaceuticals, Inc. (a)	264
2		Biogen, Inc. (a)	583
3		BioMarin Pharmaceutical, Inc. (a)	256
11		Vertex Pharmaceuticals, Inc. (a)	1,907

			3,010

		Health Care Equipment & Supplies — 0.8%
27		Boston Scientific Corp. (a)	762
7		Zimmer Biomet Holdings, Inc.	845

			1,607

		Health Care Providers & Services — 2.1%
1		Aetna, Inc.	219
18		UnitedHealth Group, Inc. (j)	4,299

			4,518

		Pharmaceuticals — 0.8%
6		Bristol-Myers Squibb Co.	345
34		Pfizer, Inc.	1,252

			1,597

		Total Health Care	10,732

		Industrials — 12.2%
		Aerospace & Defense — 1.6%
10		Northrop Grumman Corp.	3,304

		Airlines — 0.3%
13		Delta Air Lines, Inc. (j)	726

SHARES	SECURITY DESCRIPTION	VALUE($)
	Building Products — 0.6%
12	Allegion plc	1,034
2	Lennox International, Inc.	330

		1,364

	Electrical Equipment — 0.4%
10	Eaton Corp. plc (j)	877

	Industrial Conglomerates — 0.4%
5	Honeywell International, Inc.	793

	Machinery — 2.3%
14	Ingersoll-Rand plc	1,286
22	PACCAR, Inc.	1,640
11	Stanley Black & Decker, Inc. (j)	1,824

		4,750

	Road & Rail — 6.6%
3	Canadian Pacific Railway Ltd., (Canada) (j)	571
11	Kansas City Southern	1,239
39	Norfolk Southern Corp.	5,826
47	Union Pacific Corp. (j)	6,235

		13,871

	Total Industrials	25,685

	Information Technology — 15.1%
	Internet Software & Services — 2.9%
5	Alphabet, Inc., Class C (a) (j)	6,196

	IT Services — 3.7%
9	Accenture plc, Class A (j)	1,379
6	Fidelity National Information Services, Inc.	577
10	International Business Machines Corp.	1,597
5	PayPal Holdings, Inc. (a)	428
6	Square, Inc., Class A (a)	292
6	Visa, Inc., Class A	785
12	WEX, Inc. (a) (j)	1,805
11	Worldpay, Inc. (a)	891

		7,754

	Semiconductors & Semiconductor Equipment — 5.1%
18	Analog Devices, Inc.	1,669
2	Broadcom Ltd.	485
19	Microchip Technology, Inc.	1,797
24	Micron Technology, Inc. (a)	1,051
6	NVIDIA Corp.	1,462
11	ON Semiconductor Corp. (a)	277
36	Texas Instruments, Inc. (j)	3,904

		10,645

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Long Positions — continued
Common Stocks — continued
	Software — 3.1%
11	Adobe Systems, Inc. (a) (j)	2,205
6	Intuit, Inc.	994
29	Microsoft Corp.	2,777
4	Workday, Inc., Class A (a)	508

		6,484

	Technology Hardware, Storage & Peripherals — 0.3%
38	Hewlett Packard Enterprise Co.	622

	Total Information Technology	31,701

	Materials — 5.5%
	Chemicals — 3.6%
21	Celanese Corp., Series A	2,235
27	DowDuPont, Inc.	2,007
17	Eastman Chemical Co.	1,648
8	Olin Corp.	281
12	Westlake Chemical Corp.	1,357

		7,528

	Containers & Packaging — 1.3%
6	Avery Dennison Corp.	735
30	WestRock Co.	1,997

		2,732

	Metals & Mining — 0.6%
25	Alcoa Corp. (a)	1,318

	Total Materials	11,578

	Real Estate — 1.9%
	Equity Real Estate Investment Trusts (REITs) — 1.9%
8	AvalonBay Communities, Inc.	1,307
39	Brixmor Property Group, Inc.	634
17	Equity Residential	1,044
15	Vornado Realty Trust	1,046

	Total Real Estate	4,031

	Telecommunication Services — 0.7%
	Wireless Telecommunication Services — 0.7%
21	T-Mobile US, Inc. (a) (j)	1,339

	Utilities — 6.2%
	Electric Utilities — 4.5%
20	American Electric Power Co., Inc.	1,390
50	Exelon Corp.	1,944
10	FirstEnergy Corp.	329
20	NextEra Energy, Inc. (j)	3,198
59	Xcel Energy, Inc. (j)	2,681

		9,542

	Multi-Utilities — 1.7%
19	CMS Energy Corp. (j)	859
42	NiSource, Inc.	1,047

SHARES		SECURITY DESCRIPTION	VALUE($)
		Multi-Utilities — continued
31		Public Service Enterprise Group, Inc.	1,615

			3,521

		Total Utilities	13,063

		Total Common Stocks (Cost $136,567)	187,286

Short-Term Investments — 11.2%
		Investment Company — 11.1%
23,359		JPMorgan Prime Money Market Fund, Institutional Class Shares, 1.45% (b) (l) (Cost $23,364)	23,364

PRINCIPAL AMOUNT($)
		U.S. Treasury Obligation — 0.1%
318		U.S. Treasury Bills, 0.97%, 03/01/2018 (k) (n) (Cost $318)	318

		Total Short-Term Investments (Cost $23,682)	23,682

		Total Investments — 100.3% (Cost $160,249)	210,968
		Liabilities in Excess of Other Assets — (0.3)%	(722)

		NET ASSETS — 100.0%	$210,246

Short Positions — 88.7%
Common Stocks — 88.7%
		Consumer Discretionary — 14.9%
		Auto Components — 0.3%
4		Autoliv, Inc., (Sweden)	533

		Automobiles — 1.0%
43		General Motors Co.	1,833
5		Harley-Davidson, Inc.	222

			2,055

		Hotels, Restaurants & Leisure — 2.3%
14		Aramark	622
5		Bloomin’ Brands, Inc.	120
8		Brinker International, Inc.	291
14		Carnival Corp.	1,036
6		Chipotle Mexican Grill, Inc. (a)	2,039
13		Starbucks Corp.	728

			4,836

		Internet & Direct Marketing Retail — 0.8%
4		Netflix, Inc. (a)	1,191
—	(h)	Priceline Group, Inc. (The) (a)	555

			1,746

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Leisure Products — 1.0%
7	Hasbro, Inc.	656
89	Mattel, Inc.	1,415

		2,071

	Media — 3.9%
21	AMC Networks, Inc., Class A (a)	1,060
51	Discovery Communications, Inc., Class A (a)	1,277
3	Entercom Communications Corp., Class A	34
33	Interpublic Group of Cos., Inc. (The)	719
136	News Corp., Class A	2,322
26	Omnicom Group, Inc.	2,012
36	Regal Entertainment Group, Class A	813

		8,237

	Multiline Retail — 2.0%
10	Kohl’s Corp.	675
15	Nordstrom, Inc.	755
35	Target Corp.	2,646

		4,076

	Specialty Retail — 2.4%
20	Abercrombie & Fitch Co., Class A	420
12	Advance Auto Parts, Inc.	1,441
18	American Eagle Outfitters, Inc.	316
104	Ascena Retail Group, Inc. (a)	225
47	Bed Bath & Beyond, Inc.	1,086
6	Buckle, Inc. (The)	111
30	DSW, Inc., Class A	593
46	Express, Inc. (a)	320
5	L Brands, Inc.	273
7	Williams-Sonoma, Inc.	335

		5,120

	Textiles, Apparel & Luxury Goods — 1.2%
46	Hanesbrands, Inc.	992
4	Lululemon Athletica, Inc. (a)	296
4	Ralph Lauren Corp.	475
43	Under Armour, Inc., Class A (a)	597
19	Under Armour, Inc., Class C (a)	238

		2,598

	Total Consumer Discretionary	31,272

	Consumer Staples — 6.5%
	Beverages — 0.3%
8	Brown-Forman Corp., Class B	542

	Food & Staples Retailing — 0.2%
7	Sysco Corp.	458

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Food Products — 1.6%
47	General Mills, Inc.	2,726
6	Hershey Co. (The)	641

		3,367

	Household Products — 4.1%
11	Church & Dwight Co., Inc.	515
25	Clorox Co. (The)	3,602
52	Procter & Gamble Co. (The)	4,464

		8,581

	Personal Products — 0.3%
35	Coty, Inc., Class A	695

	Total Consumer Staples	13,643

	Energy — 6.4%
	Energy Equipment & Services — 2.5%
20	Helmerich & Payne, Inc.	1,438
51	Schlumberger Ltd.	3,788

		5,226

	Oil, Gas & Consumable Fuels — 3.9%
10	Apache Corp.	459
16	ConocoPhillips	959
18	Enbridge, Inc., (Canada)	652
56	Exxon Mobil Corp.	4,867
10	Hess Corp.	517
13	Murphy Oil Corp.	426
4	Phillips 66	411

		8,291

	Total Energy	13,517

	Financials — 11.8%
	Banks — 5.7%
16	Bank of Hawaii Corp.	1,378
12	Commerce Bancshares, Inc.	724
11	Cullen/Frost Bankers, Inc.	1,151
10	East West Bancorp, Inc.	651
7	Fifth Third Bancorp	236
34	First Hawaiian, Inc.	985
43	Fulton Financial Corp.	775
5	M&T Bank Corp.	948
91	People’s United Financial, Inc.	1,783
8	PNC Financial Services Group, Inc. (The)	1,278
22	US Bancorp	1,272
12	Webster Financial Corp.	701

		11,882

	Capital Markets — 2.6%
3	FactSet Research Systems, Inc.	598
5	Goldman Sachs Group, Inc. (The)	1,420
32	Invesco Ltd.	1,170

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Capital Markets — continued
12	Nasdaq, Inc.	979
5	Northern Trust Corp.	575
3	T. Rowe Price Group, Inc.	296
22	Waddell & Reed Financial, Inc., Class A	507

		5,545

	Insurance — 3.5%
5	Aflac, Inc.	433
7	Allstate Corp. (The)	662
17	Arch Capital Group Ltd. (a)	1,502
12	Principal Financial Group, Inc.	830
14	Progressive Corp. (The)	774
2	RenaissanceRe Holdings Ltd., (Bermuda)	274
16	Torchmark Corp.	1,452
7	Travelers Cos., Inc. (The)	1,101
4	WR Berkley Corp.	310

		7,338

	Total Financials	24,765

	Health Care — 5.9%
	Biotechnology — 1.8%
21	AbbVie, Inc.	2,377
8	Amgen, Inc.	1,499

		3,876

	Health Care Equipment & Supplies — 1.2%
6	Baxter International, Inc.	435
4	Edwards Lifesciences Corp. (a)	482
3	Stryker Corp.	529
8	Varian Medical Systems, Inc. (a)	1,074

		2,520

	Health Care Providers & Services — 1.4%
26	Henry Schein, Inc. (a)	1,953
1	Humana, Inc.	366
16	Patterson Cos., Inc.	571

		2,890

	Health Care Technology — 0.5%
14	Cerner Corp. (a)	949

	Pharmaceuticals — 1.0%
13	Johnson & Johnson	1,738
8	Merck & Co., Inc.	468

		2,206

	Total Health Care	12,441

	Industrials — 12.3%
	Aerospace & Defense — 2.2%
7	Boeing Co. (The)	2,588
6	Lockheed Martin Corp.	2,010

		4,598

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Air Freight & Logistics — 1.3%
7	CH Robinson Worldwide, Inc.	670
16	United Parcel Service, Inc., Class B	2,069

		2,739

	Building Products — 0.5%
24	Johnson Controls International plc	940

	Electrical Equipment — 0.7%
17	Emerson Electric Co.	1,197
2	Hubbell, Inc.	317

		1,514

	Industrial Conglomerates — 1.8%
10	3M Co.	2,465
79	General Electric Co.	1,278

		3,743

	Machinery — 0.2%
9	Donaldson Co., Inc.	471

	Professional Services — 0.3%
18	Nielsen Holdings plc	664

	Road & Rail — 4.1%
16	Canadian National Railway Co., (Canada)	1,282
154	Heartland Express, Inc.	3,485
34	Knight-Swift Transportation Holdings, Inc.	1,705
5	Ryder System, Inc.	452
43	Werner Enterprises, Inc.	1,754

		8,678

	Trading Companies & Distributors — 1.2%
19	Air Lease Corp.	905
5	GATX Corp.	334
5	WW Grainger, Inc.	1,359

		2,598

	Total Industrials	25,945

	Information Technology — 12.3%
	Communications Equipment — 1.6%
62	Cisco Systems, Inc.	2,589
28	Juniper Networks, Inc.	744

		3,333

	Electronic Equipment, Instruments & Components — 0.3%
6	Amphenol Corp., Class A	580

	Internet Software & Services — 1.7%
64	eBay, Inc. (a)	2,583
38	Twitter, Inc. (a)	985

		3,568

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	IT Services — 1.4%
2	Automatic Data Processing, Inc.	244
3	Jack Henry & Associates, Inc.	385
10	Mastercard, Inc., Class A	1,673
8	Paychex, Inc.	554

		2,856

	Semiconductors & Semiconductor Equipment — 4.6%
19	Applied Materials, Inc.	1,028
38	Intel Corp.	1,813
2	KLA-Tencor Corp.	248
21	Qorvo, Inc. (a)	1,532
8	QUALCOMM, Inc.	530
6	Skyworks Solutions, Inc.	577
58	Taiwan Semiconductor Manufacturing Co. Ltd., (Taiwan), ADR	2,612
18	Xilinx, Inc.	1,340

		9,680

	Software — 0.5%
4	Citrix Systems, Inc. (a)	416
9	Oracle Corp.	463
18	Snap, Inc., Class A (a)	244

		1,123

	Technology Hardware, Storage & Peripherals — 2.2%
6	Apple, Inc.	936
16	NetApp, Inc.	971
47	Seagate Technology plc	2,567
3	Western Digital Corp.	269

		4,743

	Total Information Technology	25,883

	Materials — 5.3%
	Chemicals — 3.1%
7	Air Products & Chemicals, Inc.	1,106
9	Ecolab, Inc.	1,177
31	LyondellBasell Industries NV, Class A	3,708
3	Praxair, Inc.	493

		6,484

	Containers & Packaging — 1.0%
8	AptarGroup, Inc.	664
5	Ball Corp.	181
14	Sealed Air Corp.	662
12	Sonoco Products Co.	669

		2,176

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
	Metals & Mining — 0.5%
16	Compass Minerals International, Inc.	1,157

	Paper & Forest Products — 0.7%
28	Domtar Corp.	1,430

	Total Materials	11,247

	Real Estate — 3.1%
	Equity Real Estate Investment Trusts (REITs) — 3.1%
4	Alexandria Real Estate Equities, Inc.	569
28	Apple Hospitality REIT, Inc.	548
5	Boston Properties, Inc.	599
32	CBL & Associates Properties, Inc.	180
7	Crown Castle International Corp.	824
2	Extra Space Storage, Inc.	207
10	GGP, Inc.	220
25	Host Hotels & Resorts, Inc.	515
7	Macerich Co. (The)	437
16	Pennsylvania REIT	177
9	Regency Centers Corp.	595
4	Simon Property Group, Inc.	667
6	SL Green Realty Corp.	553
4	Taubman Centers, Inc.	227
33	Washington Prime Group, Inc.	220

	Total Real Estate	6,538

	Telecommunication Services — 3.4%
	Diversified Telecommunication Services — 3.1%
103	AT&T, Inc.	3,871
48	Verizon Communications, Inc.	2,618

		6,489

	Wireless Telecommunication Services — 0.3%
112	Sprint Corp. (a)	595

	Total Telecommunication Services	7,084

	Utilities — 6.8%
	Electric Utilities — 3.4%
4	Edison International	257
14	Eversource Energy	864
62	PPL Corp.	1,985
89	Southern Co. (The)	4,028

		7,134

	Gas Utilities — 0.4%
6	National Fuel Gas Co.	335
10	UGI Corp.	458

		793

	Multi-Utilities — 3.0%
9	Ameren Corp.	502

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands, except number of Futures contracts)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Short Positions — continued
Common Stocks — continued
	Multi-Utilities — continued
37	Dominion Energy, Inc.	2,824
21	DTE Energy Co.	2,237
7	Sempra Energy	709

		6,272

	Total Utilities	14,199

	Total Securities Sold Short (Proceeds $174,080)	$186,534

Percentages indicated are based on net assets.

Futures contracts outstanding as of January 31, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation)($)
Short Contracts
S&P 500 E-Mini Index	(17)	03/2018	USD	(2,402)	(43)

					(43)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
REIT	—	Real Estate Investment Trust
USD	—	United States Dollar
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(h)	—	Amount rounds to less than 500.
(j)	—	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $34,368,000.
(k)	—	All or a portion of this security is deposited with the broker as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(n)	—	The rate shown is the effective yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures are generally valued on the basis of available market quotations.

JPMorgan Research Market Neutral Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (SOI):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$210,650	$318	$—	$210,968

Total Liabilities for Securities Sold Short (b)	(186,534)	—	—	(186,534)

Depreciation in Other Financial Instruments
Futures Contracts (b)	$(43)	$—	$—	$(43)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held as initial margin for futures contracts. Please refer to the SOI for industry specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2018.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 100.0%
	Consumer Discretionary — 14.8%
	Auto Components — 0.7%
79	Aptiv plc (a)	7,533
26	Delphi Technologies plc (a)	1,462

		8,995

	Hotels, Restaurants & Leisure — 0.4%
64	Yum Brands, Inc.	5,380

	Internet & Direct Marketing Retail — 4.8%
42	Amazon.com, Inc. (a)	61,030

	Media — 3.5%
36	Charter Communications, Inc., Class A (a)	13,493
345	Comcast Corp., Class A	14,674
271	Twenty-First Century Fox, Inc., Class B	9,885
61	Walt Disney Co. (The)	6,627

		44,679

	Multiline Retail — 0.6%
68	Dollar Tree, Inc. (a)	7,866

	Specialty Retail — 4.8%
13	AutoZone, Inc. (a)	10,005
151	Home Depot, Inc. (The)	30,383
195	Lowe’s Cos., Inc.	20,402

		60,790

	Total Consumer Discretionary	188,740

	Consumer Staples — 3.1%
	Beverages — 2.2%
34	Constellation Brands, Inc., Class A	7,397
93	Molson Coors Brewing Co., Class B	7,852
112	PepsiCo, Inc.	13,469

		28,718

	Food Products — 0.9%
251	Mondelez International, Inc., Class A	11,145

	Total Consumer Staples	39,863

	Energy — 6.2%
	Oil, Gas & Consumable Fuels — 6.2%
420	Cabot Oil & Gas Corp.	11,078
52	Diamondback Energy, Inc. (a)	6,476
205	EOG Resources, Inc.	23,627
254	Occidental Petroleum Corp.	19,058
98	Pioneer Natural Resources Co.	17,980

	Total Energy	78,219

	Financials — 18.4%
	Banks — 9.3%
1,464	Bank of America Corp.	46,849

SHARES	SECURITY DESCRIPTION	VALUE($)
	Banks — continued
457	Citigroup, Inc.	35,899
552	Wells Fargo & Co.	36,289

		119,037

	Capital Markets — 5.2%
24	BlackRock, Inc.	13,211
23	Goldman Sachs Group, Inc. (The)	6,135
234	Intercontinental Exchange, Inc.	17,301
527	Morgan Stanley	29,811

		66,458

	Consumer Finance — 1.0%
53	Capital One Financial Corp.	5,459
88	Discover Financial Services	7,029

		12,488

	Insurance — 2.9%
190	Chubb Ltd.	29,741
138	MetLife, Inc.	6,639

		36,380

	Total Financials	234,363

	Health Care — 13.3%
	Biotechnology — 1.8%
39	Biogen, Inc. (a)	13,727
55	Vertex Pharmaceuticals, Inc. (a)	9,158

		22,885

	Health Care Equipment & Supplies — 2.0%
113	Danaher Corp.	11,475
109	Zimmer Biomet Holdings, Inc.	13,828

		25,303

	Health Care Providers & Services — 4.6%
249	UnitedHealth Group, Inc.	59,036

	Life Sciences Tools & Services — 0.7%
124	Agilent Technologies, Inc.	9,069

	Pharmaceuticals — 4.2%
247	Bristol-Myers Squibb Co.	15,470
152	Eli Lilly & Co.	12,405
684	Pfizer, Inc.	25,346

		53,221

	Total Health Care	169,514

	Industrials — 10.0%
	Aerospace & Defense — 0.7%
25	Northrop Grumman Corp.	8,547

	Airlines — 1.0%
102	Southwest Airlines Co.	6,178
98	United Continental Holdings, Inc. (a)	6,634

		12,812

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Building Products — 1.6%
92	Allegion plc	7,922
285	Masco Corp.	12,742

		20,664

	Commercial Services & Supplies — 0.8%
148	Waste Connections, Inc.	10,601

	Industrial Conglomerates — 3.4%
268	Honeywell International, Inc.	42,847

	Machinery — 1.6%
121	Stanley Black & Decker, Inc.	20,180

	Road & Rail — 0.9%
90	Union Pacific Corp.	11,948

	Total Industrials	127,599

	Information Technology — 30.6%
	Internet Software & Services — 8.2%
30	Alphabet, Inc., Class A (a)	35,976
33	Alphabet, Inc., Class C (a)	38,896
157	Facebook, Inc., Class A (a)	29,315

		104,187

	IT Services — 6.4%
65	Accenture plc, Class A	10,482
192	Fidelity National Information Services, Inc.	19,672
157	Mastercard, Inc., Class A	26,616
119	Visa, Inc., Class A	14,833
68	WEX, Inc. (a)	10,527

		82,130

	Semiconductors & Semiconductor Equipment — 5.6%
219	Broadcom Ltd.	54,382
56	Microchip Technology, Inc.	5,336
111	Texas Instruments, Inc.	12,195

		71,913

SHARES	SECURITY DESCRIPTION	VALUE($)
	Software — 6.6%
122	Adobe Systems, Inc. (a)	24,439
630	Microsoft Corp.	59,819

		84,258

	Technology Hardware, Storage & Peripherals — 3.8%
287	Apple, Inc.	48,086

	Total Information Technology	390,574

	Materials — 2.9%
	Chemicals — 2.2%
376	DowDuPont, Inc.	28,405

	Construction Materials — 0.7%
39	Martin Marietta Materials, Inc.	8,786

	Total Materials	37,191

	Utilities — 0.7%
	Multi-Utilities — 0.7%
354	NiSource, Inc.	8,740

	Total Common Stocks (Cost $535,519)	1,274,803

Short-Term Investment — 0.2%
	Investment Company — 0.2%
2,549	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $2,549)	2,549

	Total Investments — 100.2% (Cost $538,068)	1,277,352
	Liabilities in Excess of Other Assets — (0.2)%	(2,211)

	NET ASSETS — 100.0%	$1,275,141

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2018.

A. Valuation of Investments — The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Tax Aware Equity Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values or NAV per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedules of Portfolio Investments (“SOI”) (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$1,277,352	$—	$—	$1,277,352

(a)	All portfolio holdings designated as level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 86.7% (t)
	Alaska — 1.1%
	Other Revenue — 1.1%
13,490	Borough of Matanuska-Susitna, Goose Creek Correctional Center Project, Rev., 5.25%, 09/01/2029	15,895

	Arizona — 2.5%
	Other Revenue — 0.1%
	Phoenix Civic Improvement Corp., Senior Lien,
1,085	Series C, Rev., 5.00%, 07/01/2022	1,200
1,000	Series C, Rev., 5.00%, 07/01/2024	1,105

		2,305

	Prerefunded — 2.4%
26,840	Arizona State Transportation Board,
	Series A, Rev., GAN, 5.25%, 07/01/2020 (p)	29,117
3,000	Arizona State Transportation Board, Maricopa County Regional Area Road, Rev., 5.00%, 07/01/2020 (p)	3,236
1,500	Salt River Project Agricultural Improvement & Power District, Electric System, Series A, Rev., 5.00%, 01/01/2019 (p)	1,548

		33,901

	Total Arizona	36,206

	Arkansas — 0.1%
	Prerefunded — 0.0% (g)
710	City of Fort Smith, Water & Sewer, Rev., AGM, 5.00%, 10/01/2018 (p)	726

	Water & Sewer — 0.1%
1,105	City of Fort Smith, Water & Sewer, Rev., AGM, 5.00%, 10/01/2022	1,130

	Total Arkansas	1,856

	California — 16.7%
	Certificate of Participation/Lease — 0.0% (g)
80	Los Angeles Unified School District, Headquarters Building Projects, Series B, COP, 5.00%, 10/01/2031	90

	Education — 0.7%
3,000	California State University, Systemwide, Series A, Rev., 5.00%, 11/01/2024	3,575
2,475	Golden West Schools Financing Authority, Placentia-Yorba Linda University, Rev., AMBAC, 5.50%, 08/01/2020	2,715
3,450	University of California, Series AF, Rev., 5.00%, 05/15/2027	3,984

		10,274

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 6.3%
750	Center Unified School District, Election of 1991, Series D, GO, NATL-RE, Zero Coupon, 08/01/2026	509
	Contra Costa Community College District,
2,115	GO, 5.00%, 08/01/2021	2,361
1,000	GO, 5.00%, 08/01/2022	1,115
1,000	GO, 5.00%, 08/01/2024	1,113
145	Los Angeles Community College District, Election of 2008, Series G, GO, 4.00%, 08/01/2039	151
	Los Angeles Unified School District,
4,850	Series A, GO, 5.00%, 07/01/2026	5,897
2,350	Series A, GO, 5.00%, 07/01/2027	2,872
10,010	Series B, GO, 5.00%, 07/01/2026	12,209
9,000	Series C, GO, 5.00%, 07/01/2026	10,569
5,000	Series D, GO, 5.25%, 07/01/2024	5,266
	Murrieta Valley Unified School District,
550	GO, AGM, 5.00%, 09/01/2022	625
725	GO, AGM, 5.00%, 09/01/2023	840
1,000	San Diego Unified School District, Election of 1998, Series F-1, GO, AGM, 5.25%, 07/01/2028	1,261
1,000	State Center Community College District, GO, 5.00%, 08/01/2024	1,139
	State of California, Various Purpose,
5,000	GO, 5.00%, 04/01/2020	5,205
8,050	GO, 5.00%, 08/01/2028	9,705
10,370	GO, 5.00%, 08/01/2030	12,050
5,000	GO, 5.50%, 04/01/2021	5,232
5,000	GO, 5.63%, 04/01/2026	5,244
6,600	GO, 6.50%, 04/01/2033	6,985

		90,348

	Hospital — 0.2%
1,000	California Health Facilities Financing Authority, Kaiser Permanente, Subseries A-2, Rev., 4.00%, 11/01/2038	1,052
1,750	California Municipal Finance Authority, Community Medical Centers, Series A, Rev., 5.00%, 02/01/2031	1,987

		3,039

	Other Revenue — 0.5%
4,950	Golden State Tobacco Securitization Corp., Tobacco Settlement, Series A, Rev., 5.00%, 06/01/2034	5,673
	San Francisco Bay Area Rapid Transit District, Sales Tax,
175	Series A, Rev., 5.00%, 07/01/2024	208

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue –– continued
395	Series A, Rev., 5.00%, 07/01/2025	476
225	Series A, Rev., 5.00%, 07/01/2026	269

		6,626

	Prerefunded — 1.6%
8,700	California State Public Works Board, University of California, Series H, Rev., 5.00%, 09/01/2023 (p)	10,175
15	City of Los Angeles, Department of Water & Power, Power System, Series A, Rev., 5.00%, 01/01/2023 (p)	17
	University of California,
10,285	Series O, Rev., 5.75%, 05/15/2019 (p)	10,847
1,550	Series AF, Rev., 5.00%, 05/15/2023 (p)	1,801

		22,840

	Transportation — 0.6%
	California Infrastructure & Economic Development Bank, Bay Area Toll Bridges, First Lien,
340	Series A, Rev., AGM, 5.00%, 07/01/2022 (p)	386
2,315	Series A, Rev., FGIC, 5.00%, 07/01/2025 (p)	2,788
	San Joaquin County Transportation Authority, Measure K,
2,285	Rev., 5.00%, 03/01/2029	2,733
2,000	Rev., 5.00%, 03/01/2030	2,384

		8,291

	Utility — 5.8%
	City of Los Angeles, Department of Water & Power, Power System,
2,500	Series A, Rev., 5.00%, 07/01/2023	2,878
1,010	Series A, Rev., 5.00%, 07/01/2030	1,152
2,050	Series A, Rev., 5.00%, 07/01/2031	2,441
2,550	Series A, Rev., 5.00%, 07/01/2032	3,029
5,000	Series A, Rev., 5.00%, 07/01/2033	5,913
10,710	Series A, Rev., 5.00%, 07/01/2034	12,613
25,385	Series B, Rev., 5.00%, 07/01/2028	29,265
8,580	Series B, Rev., 5.00%, 07/01/2029	10,300
2,100	Series B, Rev., 5.00%, 07/01/2031	2,412
1,925	Series B, Rev., 5.00%, 07/01/2032	2,203
3,300	Series D, Rev., 5.00%, 07/01/2032	3,785
5,000	Long Beach Bond Finance Authority, Natural Gas, Series A, Rev., 5.25%, 11/15/2021	5,580

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Utility –– continued
1,290	Sacramento Municipal Utility District Financing Authority, Cosumnes Project, Rev., 5.00%, 07/01/2028	1,530

		83,101

	Water & Sewer — 1.0%
450	City of Los Angeles, Wastewater System, Series B, Rev., 5.00%, 06/01/2019	471
4,750	City of Santa Rosa, Wastewater, Capital Appreciation, Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 09/01/2023	4,157
2,545	Metropolitan Water District Southern Water Works, Series A, Rev., 5.00%, 10/01/2025	2,880
6,000	San Diego County Water Authority, Rev., 5.00%, 05/01/2030	6,841

		14,349

	Total California	238,958

	Colorado — 1.9%
	General Obligation — 1.8%
4,250	Dawson Ridge Metropolitan District No.1, Series A, GO, Zero Coupon, 10/01/2022 (p)	3,850
	Douglas County School District No. Re-1, Douglas & Elbert Counties,
6,950	GO, 5.25%, 12/15/2023	8,230
2,345	GO, 5.25%, 12/15/2025	2,861
10,000	Jefferson County School District No. R-1, GO, 5.00%, 12/15/2022	11,450

		26,391

	Prerefunded — 0.1%
1,225	Platte River Power Authority, Series HH, Rev., 5.00%, 06/01/2019 (p)	1,281

	Total Colorado	27,672

	Connecticut — 0.8%
	General Obligation — 0.7%
200	City of Greenwich, GO, 5.00%, 06/01/2020	202
8,200	State of Connecticut, Series E, GO, 5.00%, 08/15/2030	8,963

		9,165

	Water & Sewer — 0.1%
	South Central Regional Water Authority, Water System Revenue,
250	Series A, Rev., NATL-RE, 5.25%, 08/01/2019	263
1,290	Series A, Rev., NATL-RE, 5.25%, 08/01/2020	1,398

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer –– continued
		1,661

	Total Connecticut	10,826

	Delaware — 0.2%
	Education — 0.1%
1,000	University of Delaware, Series B, Rev., 5.00%, 11/01/2021	1,058

	General Obligation — 0.1%
1,000	State of Delaware, Series C, GO, 5.00%, 03/01/2021	1,099

	Total Delaware	2,157

	District of Columbia — 1.8%
	General Obligation — 0.2%
	District of Columbia,
290	Series A, GO, 5.00%, 06/01/2029	346
400	Series A, GO, 5.00%, 06/01/2030	475
600	Series A, GO, 5.00%, 06/01/2031	710
620	Series A, GO, 5.00%, 06/01/2032	731
950	Series A, GO, 5.00%, 06/01/2033	1,116

		3,378

	Special Tax — 0.1%
2,000	District of Columbia, Income Tax, Series A, Rev., 5.00%, 12/01/2020	2,184

	Transportation — 0.7%
7,920	Washington Metropolitan Area Transit Authority, Series A-1, Rev., 5.00%, 07/01/2029	9,450

	Water & Sewer — 0.8%
	District of Columbia Water & Sewer Authority, Sub Lien,
5,000	Series C, Rev., 5.00%, 10/01/2025	5,658
5,000	Series C, Rev., 5.00%, 10/01/2029	5,611

		11,269

	Total District of Columbia	26,281

	Florida — 2.9%
	General Obligation — 2.9%
	Florida State Board of Education, Public Education Capital Outlay,
5,090	Series A, GO, 5.00%, 06/01/2024	5,522
32,375	Series D, GO, 5.00%, 06/01/2025	35,692

	Total Florida	41,214

	Georgia — 2.1%
	General Obligation — 0.8%
	State of Georgia,
5,000	Series A-2, GO, 5.00%, 02/01/2028	6,033

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — continued
300	Series B, GO, 5.00%, 07/01/2020	324
3,960	Series E, GO, 5.00%, 12/01/2025	4,753

		11,110

	Transportation — 0.4%
6,000	City of Atlanta, Airport, Series A, Rev., 5.00%, 01/01/2021	6,560

	Water & Sewer — 0.9%
6,895	Cobb County, Water & Sewer, Rev., 5.00%, 07/01/2022	7,230
5,000	Fulton County, Water & Sewerage, Rev., 5.00%, 01/01/2023	5,440
125	Henry County Water & Sewerage Authority, Rev., 5.00%, 02/01/2029	139

		12,809

	Total Georgia	30,479

	Hawaii — 0.3%
	General Obligation — 0.3%
4,000	State of Hawaii, Series FT, GO, 5.00%, 01/01/2026 (w)	4,730

	Illinois — 0.9%
	General Obligation — 0.1%
140	Du Page & Will Counties Community School District No. 204 Indian Prairie, School Building, Series A, GO, AGM-CR, FGIC, 6.25%, 12/30/2021	162
625	Village of Schaumburg, Series A, GO, 4.00%, 12/01/2020	662

		824

	Other Revenue — 0.0% (g)
	City of Chicago, Motor Fuel Tax,
75	Rev., 5.00%, 01/01/2020	77
200	Rev., 5.00%, 01/01/2021	207
105	Rev., 5.00%, 01/01/2022	109

		393

	Transportation — 0.3%
3,000	Illinois State Toll Highway Authority, Series A, Rev., 5.00%, 12/01/2022	3,404
750	Regional Transportation Authority, Series A, Rev., NATL-RE, 6.00%, 07/01/2024	904

		4,308

	Water & Sewer — 0.5%
	City of Chicago, Water Revenue, Second Lien Project,
1,000	Rev., 5.00%, 11/01/2021	1,099

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — continued
400	Rev., 5.00%, 11/01/2022	447
1,000	Rev., 5.00%, 11/01/2029	1,112
	Illinois Finance Authority, State Clean Water Initiative Revolving Fund,
985	Rev., 5.00%, 01/01/2025	1,157
1,110	Rev., 5.00%, 01/01/2027	1,326
1,920	Rev., 5.00%, 01/01/2028	2,278

		7,419

	Total Illinois	12,944

	Indiana — 1.4%
	Other Revenue — 0.1%
1,110	Fort Wayne Redevelopment Authority, Lease Rental, Harrison Square Project, Rev., 5.00%, 02/01/2026	1,270

	Prerefunded — 0.9%
9,870	Indiana Finance Authority, Revolving Fund, Series A, Rev., 5.00%, 02/01/2022 (p)	11,078
1,750	Indianapolis Local Public Improvement Bond Bank, Pilot Infrastructure Project, Series F, Rev., AGM, 5.00%, 01/01/2020 (p)	1,859

		12,937

	Utility — 0.3%
4,050	Indianapolis Local Public Improvement Bond Bank, Stormwater Project, Series D, Rev., 5.00%, 01/01/2026	4,603

	Water & Sewer — 0.1%
	City of Evansville, Waterworks District,
325	Series B, Rev., 5.00%, 01/01/2022	364
375	Series B, Rev., 5.00%, 01/01/2023	418

		782

	Total Indiana	19,592

	Iowa — 1.2%
	General Obligation — 0.8%
	City of Des Moines, Refunding Capital Loan Notes,
5,410	Series A, GO, 5.00%, 06/01/2023 (w)	6,226
4,210	Series A, GO, 5.00%, 06/01/2024 (w)	4,924

		11,150

	Prerefunded — 0.4%
5,440	Iowa Finance Authority, State Revolving Fund, Rev., 5.00%, 08/01/2021 (p)	6,035

	Total Iowa	17,185

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Kentucky — 0.5%
	Education — 0.1%
1,190	Meade Country School District Finance Corp., School Building, Rev., 5.00%, 09/01/2026	1,388

	Prerefunded — 0.4%
5,185	Kentucky Turnpike Authority, Revitalization Projects, Series A, Rev., 5.00%, 07/01/2021 (p)	5,723

	Total Kentucky	7,111

	Louisiana — 0.9%
	Housing — 0.2%
3,270	Louisiana Public Facilities Authority, Multi-Family Housing, CR, Series A, Rev., Zero Coupon, 02/01/2020 (p)	3,161

	Other Revenue — 0.6%
3,000	Louisiana Local Government Environmental Facilities & Community Development Authority, LCTCS Act 360 Project, Rev., 5.00%, 10/01/2032	3,342
4,375	Louisiana Public Facilities Authority, CR, Series B, Rev., Zero Coupon, 12/01/2019 (p)	4,249

		7,591

	Utility — 0.1%
1,250	City of Alexandria, Utilities, Series A, Rev., 5.00%, 05/01/2043	1,363

	Total Louisiana	12,115

	Maryland — 0.7%
	Transportation — 0.7%
8,765	State of Maryland, Department of Transportation, Rev., 4.00%, 11/01/2025	9,726

	Massachusetts — 3.7%
	General Obligation — 1.5%
	Commonwealth of Massachusetts,
8,200	Series A, GO, 5.00%, 01/01/2033	9,695
200	Series C, GO, AGM, 5.50%, 12/01/2022	233
6,000	Series F, GO, 5.00%, 11/01/2041	6,923
5,000	Commonwealth of Massachusetts, Consolidated Loan of 2014, Series C, GO, 4.00%, 07/01/2031	5,283

		22,134

	Other Revenue — 0.6%
7,420	Massachusetts School Building Authority, Dedicated Sales Tax, Series B, Rev., 5.00%, 08/15/2030	8,316

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.9%
10,000	Massachusetts Bay Transportation Authority, Series A, Rev., 5.25%, 07/01/2027	12,384

	Water & Sewer — 0.7%
8,280	Massachusetts Clean Water Trust (The), Green Bond, Series 20, Rev., 5.00%, 02/01/2036	9,513

	Total Massachusetts	52,347

	Michigan — 1.0%
	Education — 0.2%
	Eastern Michigan University, Board of Regents,
750	Series A, Rev., 5.00%, 03/01/2026	876
750	Series A, Rev., 5.00%, 03/01/2027	881
1,000	Series A, Rev., 5.00%, 03/01/2033	1,142

		2,899

	General Obligation — 0.2%
2,000	Huron Valley School District, GO, Q-SBLF, 5.00%, 05/01/2024	2,191

	Other Revenue — 0.1%
1,240	State of Michigan, Trunk Line Fund, Rev., 5.00%, 11/15/2028	1,372

	Water & Sewer — 0.5%
7,000	City of Grand Rapids, Sanitary Sewer System, Series A, Rev., BHAC-CR, AGM-CR FGIC, 5.50%, 01/01/2022	7,633

	Total Michigan	14,095

	Minnesota — 1.1%
	General Obligation — 0.3%
775	Olmsted County, Crossover, Series A, GO, 5.00%, 02/01/2021	850
2,050	State of Minnesota, Trunk Highway, Series E, GO, 5.00%, 10/01/2027	2,490
1,350	State of Minnesota, Various Purpose, Series A, GO, 5.00%, 10/01/2032	1,605

		4,945

	Other Revenue — 0.8%
9,705	State of Minnesota, General Fund Refunding Appropriation, Series B, Rev., 5.00%, 03/01/2025	10,875

	Total Minnesota	15,820

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Missouri — 0.6%
	Industrial Development Revenue/Pollution Control Revenue — 0.1%
365	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series B, Rev., 5.00%, 07/01/2025	399

	Other Revenue — 0.5%
6,620	Kansas City Industrial Development Authority, Downtown Redevelopment District, Series A, Rev., 5.00%, 09/01/2021	7,324

	Prerefunded — 0.0% (g)
20	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2020 (p)	21

	Water & Sewer — 0.0% (g)
15	Missouri Environmental Improvement & Energy Resources Authority, Water Pollution Control & Drinking Water, Series A, Rev., 5.00%, 01/01/2019 (p)	16

	Total Missouri	7,760

	Nebraska — 0.9%
	General Obligation — 0.5%
6,235	Omaha School District No. 1, GO, 5.00%, 12/15/2025	7,432

	Utility — 0.4%
5,000	Omaha Public Power District, Electric System, Series A, Rev., 4.00%, 02/01/2032	5,212

	Total Nebraska	12,644

	New Hampshire — 0.3%
	Prerefunded — 0.3%
3,470	New Hampshire Municipal Bond Bank, Series E, Rev., 5.00%, 01/15/2020 (p)	3,687

	New Jersey — 2.3%
	Education — 1.4%
	New Jersey Economic Development Authority, School Facilities Construction,
10,000	Series PP, Rev., 5.00%, 06/15/2029	10,704
3,500	Series XX, Rev., 5.00%, 06/15/2019	3,645
5,145	Series XX, Rev., 5.00%, 06/15/2021	5,521

		19,870

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation — 0.2%
850	North Brunswick Township Board of Education, GO, 5.00%, 07/15/2022	911
	Township of Woodbridge,
1,100	GO, 5.00%, 07/15/2022	1,186
1,200	GO, 5.00%, 07/15/2023	1,295

		3,392

	Transportation — 0.6%
2,500	New Jersey Transportation Trust Fund Authority, Transportation Program, Series AA, Rev., 5.00%, 06/15/2036	2,610
5,000	New Jersey Transportation Trust Fund Authority, Transportation System, Series B, Rev., AMBAC, 5.25%, 12/15/2022	5,514

		8,124

	Water & Sewer — 0.1%
1,995	Sussex County Municipal Utilities Authority, Wastewater Facilities, Capital Appreciation, Series B, Rev., AGM, Zero Coupon, 12/01/2020	1,882

	Total New Jersey	33,268

	New Mexico — 0.9%
	Other Revenue — 0.8%
	New Mexico Finance Authority, Senior Lien Public Project,
1,625	Series B, Rev., 5.00%, 06/01/2022	1,644
1,690	Series B, Rev., 5.00%, 06/01/2023	1,710
1,820	Series B, Rev., 5.00%, 06/01/2025	1,841
1,965	Series B, Rev., 5.00%, 06/01/2027	1,988
4,200	Series C, Rev., 5.00%, 06/01/2022	4,643

		11,826

	Transportation — 0.1%
1,385	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2021	1,508

	Total New Mexico	13,334

	New York — 19.0%
	Education — 0.4%
	Monroe County IDA, School Facility, Modernization Project,
1,470	Rev., 5.00%, 05/01/2029	1,750
2,100	Rev., 5.00%, 05/01/2030	2,490
1,440	Rev., 5.00%, 05/01/2031	1,701

		5,941

	General Obligation — 1.3%
1,500	City of New York, Series 1, GO, 5.00%, 08/01/2023	1,731

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
5,000	City of New York, Fiscal Year 2010, Series E, GO, 5.00%, 08/01/2023	5,251
	City of New York, Fiscal Year 2013,
6,085	Series D, GO, 5.00%, 08/01/2028	6,902
4,050	Series F, Sub Series F-1, GO, 5.00%, 03/01/2030	4,566

		18,450

	Hospital — 0.0% (g)
510	New York State Dormitory Authority, Mental Health Services Facilities Improvement, Series D, Rev., AGM, 5.00%, 02/15/2018	511

	Industrial Development Revenue/Pollution Control Revenue — 0.7%
9,475	New York Liberty Development Corp., World Trade Centrer Projects, Class 1, Rev., 5.00%, 09/15/2030	10,562

	Other Revenue — 6.7%
	Hudson Yards Infrastructure Corp.,
2,000	Series A, Rev., 5.00%, 02/15/2032	2,338
1,500	Series A, Rev., 5.00%, 02/15/2033	1,748
3,745	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.00%, 11/01/2021	3,960
9,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2012, Series D, Sub Series D-1, Rev., 5.00%, 11/01/2031	9,941
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2013, Sub Series F-1, Rev., 5.00%, 02/01/2031	11,269
10,000	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2017, Series A-1, Rev., 5.00%, 05/01/2040	11,424
10,000	New York Convention Center Development Corp., Hotel Unit Fee Secured, Series B, Rev., AGM-CR, Zero Coupon, 11/15/2052	2,484
8,500	New York State Dormitory Authority, Consolidated Services Contract, Series A, Rev., 5.00%, 07/01/2023	8,911
	New York State Dormitory Authority, State Sales Tax,
3,000	Series A, Rev., 5.00%, 03/15/2028	3,470
5,000	Series A, Rev., 5.00%, 03/15/2029	5,766
1,000	Series A, Rev., 5.00%, 03/15/2033	1,136

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Other Revenue — continued
4,225	Series A, Rev., 5.00%, 03/15/2034	4,808
15,000	New York State Urban Development Corp., Service Contract, Series B, Rev., 5.25%, 01/01/2025	15,225
	Sales Tax Asset Receivable Corp., Fiscal Year 2015,
1,800	Series A, Rev., 5.00%, 10/15/2028	2,115
7,500	Series A, Rev., 5.00%, 10/15/2029	8,788
1,850	Series A, Rev., 5.00%, 10/15/2031	2,163

		95,546

	Prerefunded — 2.5%
	Metropolitan Transportation Authority,
1,500	Series A, Rev., 5.00%, 11/15/2021 (p)	1,680
805	Series C, Rev., 6.50%, 11/15/2018 (p)	837
350	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.00%, 06/15/2018 (p)	355
5	New York City Transitional Finance Authority, Future Tax Secured, Fiscal Year 2010, Series B, Rev., 5.00%, 11/01/2019 (p)	5
4,000	New York State Dormitory Authority, State Personal Income Tax, Education, Series A, Rev., 5.00%, 03/15/2019 (p)	4,156
25,000	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.00%, 01/01/2022 (p)	28,098

		35,131

	Special Tax — 2.6%
7,250	New York State Dormitory Authority, State Personal Income Tax, Series C, Rev., 5.00%, 03/15/2031	8,273
	New York State Dormitory Authority, State Personal Income Tax, General Purpose,
12,500	Series C, Rev., 5.00%, 03/15/2033	14,185
3,500	Series C, Rev., 5.00%, 03/15/2041	3,809
10,000	New York State Thruway Authority, State Personal Income Tax, Transportation, Series A, Rev., 5.00%, 03/15/2026	10,856

		37,123

	Transportation — 1.7%
	Metropolitan Transportation Authority,
195	Series C, Rev., 6.50%, 11/15/2028	202
5,000	Subseries C-1, Rev., 5.25%, 11/15/2028	5,930

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	Port Authority of New York & New Jersey, Consolidated,
2,965	Rev., 5.00%, 05/01/2034	3,164
2,000	Rev., 5.00%, 05/01/2035	2,133
6,500	Rev., 5.00%, 10/15/2041	7,445
3,105	Triborough Bridge & Tunnel Authority, Series A-2, Rev., 5.00%, 11/15/2028	3,189
1,250	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series B, Rev., 5.00%, 11/15/2031	1,407

		23,470

	Utility — 0.7%
	Utility Debt Securitization Authority,
4,000	Series TE, Rev., 5.00%, 12/15/2028	4,639
4,250	Series TE, Rev., 5.00%, 12/15/2041	4,865

		9,504

	Water & Sewer — 2.4%
2,150	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Series CC, Rev., 5.00%, 06/15/2029	2,176
16,335	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2010, Series FF, Rev., 5.00%, 06/15/2024	17,591
3,000	New York City Municipal Water Finance Authority, Water & Sewer System, Second General Resolution, Fiscal Year 2015, Series FF, Rev., 5.00%, 06/15/2031	3,492
	New York State Environmental Facilities Corp., State Clean Water & Drinking Water Revolving Funds, New York City Municipal Water Finance Authority Projects - Second Resolution,
2,750	Series A, Rev., 5.00%, 06/15/2026	3,327
3,500	Series A, Rev., 5.00%, 06/15/2027	4,274
3,000	Series A, Rev., 5.00%, 06/15/2028	3,641

		34,501

	Total New York	270,739

	North Carolina — 0.5%
	Prerefunded — 0.4%
5,950	Wake County, Hammond Road Detention Center, Limited Obligation, Rev., 5.00%, 06/01/2019 (p)	6,216

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 0.1%
700	North Carolina Turnpike Authority, Triangle Expressway System, Senior Lien, Rev., AGM, 5.00%, 01/01/2029	811

	Total North Carolina	7,027

	Ohio — 1.5%
	General Obligation — 0.7%
	Upper Arlington City School District, Construction & Improvement,
4,380	Series A, GO, 5.00%, 12/01/2026 (w)	5,292
4,355	Series A, GO, 5.00%, 12/01/2027 (w)	5,304

		10,596

	Other Revenue — 0.2%
550	City of Cleveland, Parking Facilities, Rev., AGM, 5.25%, 09/15/2018 (p)	563
2,235	Ohio State Building Authority, State Facilities, Adult Correctional Building Fund Projects, Series B, Rev., 5.00%, 10/01/2022	2,357

		2,920

	Prerefunded — 0.4%
4,750	City of Columbus, Series 1, GO, 5.00%, 07/01/2023 (p)	5,505

	Water & Sewer — 0.2%
	Northeast Ohio Regional Sewer District, Wastewater Improvement,
555	Rev., 5.00%, 11/15/2025	653
1,500	Rev., 5.00%, 11/15/2027	1,752

		2,405

	Total Ohio	21,426

	Oklahoma — 0.7%
	Transportation — 0.6%
	Oklahoma Turnpike Authority, Turnpike System, Second Senior,
3,000	Series A, Rev., 5.00%, 01/01/2022	3,272
2,000	Series A, Rev., 5.00%, 01/01/2024	2,180
2,000	Series A, Rev., 5.00%, 01/01/2038	2,271

		7,723

	Water & Sewer — 0.1%
1,380	Oklahoma City Water Utilities Trust, Water & Sewer System, Rev., 5.00%, 07/01/2027	1,583

	Total Oklahoma	9,306

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 2.1%
	General Obligation — 1.1%
3,745	Deschutes County Administrative School District No. 1, Bend-La Pine, GO, 5.00%, 06/15/2023	4,326
	Linn & Benton Counties, School District No. 8J, Greater Albany,
1,725	GO, 5.00%, 06/15/2029	2,069
500	GO, 5.00%, 06/15/2030	598
1,180	GO, 5.00%, 06/15/2031	1,406
1,765	GO, 5.00%, 06/15/2032	2,094
4,000	GO, 5.00%, 06/15/2033	4,732
100	Marion County, GO, AMBAC, 5.50%, 06/01/2023	117

		15,342

	Other Revenue — 0.1%
1,500	Oregon State Department of Administrative Services, Lottery, Series A, Rev., 5.00%, 04/01/2027	1,714

	Prerefunded — 0.7%
	Oregon State Department of Administrative Services,
6,965	Series A, COP, 5.00%, 05/01/2019 (p)	7,269
3,425	Series A, COP, 5.00%, 05/01/2019 (p)	3,568

		10,837

	Water & Sewer — 0.2%
2,180	City of Portland, Sewer System, Second Lien, Series B, Rev., 4.00%, 10/01/2036	2,272

	Total Oregon	30,165

	Pennsylvania — 0.9%
	General Obligation — 0.3%
4,195	Commonwealth of Pennsylvania, Third Series, GO, 5.38%, 07/01/2021	4,666

	Hospital — 0.3%
	Berks County Pennsylvania, IDA, Health System, Tower Health Project,
350	Rev., 5.00%, 11/01/2027	409
450	Rev., 5.00%, 11/01/2028	523
150	Rev., 5.00%, 11/01/2029	173
150	Rev., 5.00%, 11/01/2030	172
3,000	Sayre Health Care Facilities Authority, Guthrie Health Issue, Rev., (ICE LIBOR USD 3 Month + 0.78%), 1.77%, 12/01/2024 (aa)	2,915

		4,192

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.3%
	Pennsylvania State University,
3,225	Series A, Rev., 5.00%, 03/01/2019 (p)	3,345

	Total Pennsylvania	12,203

	Rhode Island — 0.1%
	Education — 0.0% (g)
655	Rhode Island Health & Educational Building Corp., Brown University, Series A, Rev., 5.00%, 09/01/2025	727

	General Obligation — 0.1%
1,000	State of Rhode Island & Providence Plantations, Consolidated Capital Development Loan of 2014, Series A, GO, 5.00%, 11/01/2024	1,149

	Total Rhode Island	1,876

	South Carolina — 0.1%
	Water & Sewer — 0.1%
1,500	City of Columbia, Rev., 5.00%, 02/01/2026	1,671

	Tennessee — 0.3%
	General Obligation — 0.3%
	City of Maryville,
2,160	Series A, GO, 5.00%, 06/01/2024	2,525
1,240	Series A, GO, 5.00%, 06/01/2026	1,482

		4,007

	Prerefunded — 0.0% (g)
195	Metropolitan Government of Nashville & Davidson County, GO, 5.00%, 07/01/2022 (p)	221

	Total Tennessee	4,228

	Texas — 6.9%
	Education — 0.3%
500	University of Texas, Financing System, Series C, Rev., 5.00%, 08/15/2018	510
	Waco Educational Finance Corp., Baylor University,
3,490	Series C, Rev., 5.00%, 03/01/2018	3,499

		4,009

	General Obligation — 2.8%
	Carroll Independent School District,
1,000	Series C, GO, 5.00%, 02/15/2020	1,032
945	Series C, GO, 5.00%, 02/15/2022	975
325	Series C, GO, 5.00%, 02/15/2023	335
4,000	City of Houston, Public Improvement, Series A, GO, 5.00%, 03/01/2030	4,533

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	General Obligation –– continued
3,150	City of Lubbock, GO, 5.00%, 02/15/2025	3,636
680	City of Pflugerville, Limited Tax, GO, 5.00%, 08/01/2023	767
	City of San Antonio, General Improvement,
700	GO, 5.00%, 08/01/2023	773
2,000	GO, 5.00%, 08/01/2024	2,210
1,500	GO, 5.00%, 08/01/2024	1,657
4,735	GO, 5.00%, 08/01/2026	5,228
2,735	GO, 5.00%, 08/01/2027	3,019
4,000	Counties of Dallas, Denton, Collin and Rockwall, City of Dallas, GO, 5.00%, 02/15/2029	4,499
	Crandall Independent School District,
1,150	Series A, GO, PSF-GTD, Zero Coupon, 08/15/2025	936
2,140	Series A, GO, PSF-GTD, Zero Coupon, 08/15/2026	1,678
2,145	Series A, GO, PSF-GTD, Zero Coupon, 08/15/2027	1,616
2,105	Series A, GO, PSF-GTD, Zero Coupon, 08/15/2028	1,519
	San Jacinto Community College District,
390	GO, AMBAC, 5.00%, 02/15/2020	391
2,600	GO, 5.00%, 02/15/2040	2,766
2,500	State of Texas, Water Financial Assistance, Series A, GO, 5.00%, 08/01/2020	2,544

		40,114

	Prerefunded — 1.4%
1,965	Dallas County Community College District, GO, 5.00%, 02/15/2019 (p)	2,035
1,830	Harlandale Independent School District, GO, AGC, 5.00%, 08/01/2019 (p)	1,921
1,000	Hays County, GO, 5.00%, 02/15/2020 (p)	1,066
5,695	Hays County, Pass-Through Toll,
	GO, 5.00%, 02/15/2020 (p)	6,073
5,000	San Jacinto Community College District, GO, 5.00%, 02/15/2019 (p)	5,168
3,000	Southwest Higher Education Authority, Inc., Southern Methodist University Project, Rev., 5.00%, 10/01/2019 (p)	3,165

		19,428

	Transportation — 1.0%
3,000	City of Houston, Airport System, Sub Lien, Series B, Rev., 5.00%, 07/01/2026	3,295
7,660	Grand Parkway Transportation Corp., Series B, Rev., 5.25%, 10/01/2051	8,575

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation –– continued
	North Texas Tollway Authority System, First Tier,
200	Series A, Rev., 5.00%, 01/01/2026	225
550	Series A, Rev., 5.00%, 01/01/2027	642
360	Series A, Rev., 5.00%, 01/01/2030	415
600	Series A, Rev., 5.00%, 01/01/2035	685
	North Texas Tollway Authority System, Second Tier,
150	Series B, Rev., 5.00%, 01/01/2026	169
300	Series B, Rev., 5.00%, 01/01/2027	348
400	Series B, Rev., 5.00%, 01/01/2030	458

		14,812

	Utility — 0.2%
3,000	City of San Antonio, Electric and Gas System, Rev., 5.00%, 02/01/2026	3,565

	Water & Sewer — 1.2%
5,550	City of Houston, Water & Sewer System, Junior Lien, Series A, Rev., AGM, 5.75%, 12/01/2032 (p)	7,583
1,250	City of San Antonio, Water System Junior Lien, Series E, Rev., 5.00%, 05/15/2024	1,427
	Coastal Water Authority, City of Houston Projects,
100	Rev., 4.00%, 12/15/2018	102
3,315	Rev., 5.00%, 12/15/2023	3,606
3,820	Texas Water Development Board, State Revolving Fund, Series A, Sub Series A-1, Rev., 5.00%, 07/15/2020	4,006

		16,724

	Total Texas	98,652

	Utah — 1.0%
	Prerefunded — 0.6%
7,455	Metropolitan Water District of Salt Lake & Sandy, Series A, Rev., 5.00%, 07/01/2019 (p)	7,816
250	Utah Infrastructure Agency Telecommunications and Franchise Tax, Rev., 4.00%, 10/15/2025 (p)	281
1,150	Utah State University of Agriculture & Applied Science, Rev., 5.00%, 06/01/2019 (p)	1,203

		9,300

	Transportation — 0.3%
3,645	Utah Transit Authority Sales Tax, Subordinate Sales Tax, Series A, Rev., 5.00%, 06/15/2025	4,317

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.1%
	Weber Basin Water Conservancy District,
250	Series B, Rev., 5.00%, 10/01/2030	299
470	Series B, Rev., 5.00%, 10/01/2031	559

		858

	Total Utah	14,475

	Virginia — 3.8%
	General Obligation — 2.6%
5,705	City of Alexandria, Series C, GO, 5.00%, 07/01/2023	6,595
17,575	Commonwealth of Virginia, Series D, GO, 5.00%, 06/01/2020	18,376
	County of Arlington, Public Improvement,
4,090	GO, 5.00%, 08/15/2023	4,741
1,760	GO, 5.00%, 08/15/2026	2,131
3,960	County of Fairfax, Public Improvement, Series B, GO, 5.00%, 04/01/2023	4,560

		36,403

	Other Revenue — 0.0% (g)
25	Virginia Public Building Authority, Public Facilities, Series B-1, Rev., 5.00%, 08/01/2018 (p)	25
405	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.00%, 11/01/2023	429

		454

	Prerefunded — 0.1%
205	City of Richmond, Public Improvement, Series D, GO, 5.00%, 07/15/2020 (p)	221
560	Virginia Resources Authority, Pooled Financing Program, Infrastructure, Rev., 5.00%, 11/01/2019 (p)	593

		814

	Transportation — 0.8%
	Hampton Roads Transportation Accountability Commission Fund,
2,985	Series A, Rev., 5.00%, 07/01/2029 (w)	3,573
1,475	Series A, Rev., 5.00%, 07/01/2030 (w)	1,757
5,465	Series A, Rev., 5.00%, 07/01/2031 (w)	6,473

		11,803

	Utility — 0.3%
4,090	City of Richmond, Public Utility Revenue, Series A, Rev., 5.00%, 01/15/2028	4,839

	Total Virginia	54,313

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Washington — 2.2%
	General Obligation — 0.6%
1,100	Snohomish County, Edmonds School District No. 15, GO, 5.00%, 12/01/2033	1,247
3,555	State of Washington, Motor Vehicle Fuel Tax, Series C, GO, 5.00%, 06/01/2030	4,167
2,000	State of Washington, Various Purpose, Series D, GO, 5.00%, 02/01/2024	2,286
275	Yakima County School District No. 7, GO, 5.50%, 12/01/2023	294

		7,994

	Hospital — 0.4%
	Washington Health Care Facilities Authority,
1,250	Rev., 5.00%, 10/01/2025	1,465
1,500	Rev., 5.00%, 10/01/2026	1,763
2,500	Rev., 5.00%, 10/01/2027	2,962

		6,190

	Prerefunded — 0.7%
10,000	State of Washington, Various Purpose, Series 2010C, GO, 5.00%, 08/01/2019 (p)	10,507

	Transportation — 0.4%
	Port of Seattle, Intermediate Lien,
3,750	Series B, Rev., 5.00%, 03/01/2033	4,252
1,000	Series B, Rev., 5.00%, 03/01/2034	1,130

		5,382

	Water & Sewer — 0.1%
1,325	City of Seattle, Drainage & Wastewater Improvement, Rev., 5.00%, 09/01/2026	1,481

	Total Washington	31,554

	Wisconsin — 0.8%
	Transportation — 0.8%
10,000	Wisconsin Department of Transportation, Series 2, Rev., 5.00%, 07/01/2031	11,850

	Total Municipal Bonds (Cost $1,192,590)	1,237,387

SHARES
Short-Term Investment — 14.9%
	Investment Company — 14.9%
213,362	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (b) (l) (Cost $213,362)	213,362

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 101.6% (Cost $1,405,952)	1,450,749
	Liabilities in Excess of Other Assets — (1.6)%	(22,455)

	NET ASSETS — 100.0%	$1,428,294

Percentages indicated are based on net assets.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of January 31, 2018:

Floating Rate Index (a)	Fixed Rate	Pay/ Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	1.82% at termination	Receive	Barclays Bank plc	11/08/2021	USD 25,000	475
CPI-U at termination	1.82% at termination	Receive	Deutsche Bank AG	11/08/2021	USD 25,000	475
CPI-U at termination	2.00% at termination	Receive	BNP Paribas	11/07/2026	USD 25,000	722
CPI-U at termination	2.00% at termination	Receive	Deutsche Bank AG	11/07/2026	USD 25,000	708
CPI-U at termination	2.00% at termination	Receive	Deutsche Bank AG	10/13/2045	USD 5,000	482
CPI-U at termination	2.04% at termination	Receive	BNP Paribas	11/16/2022	USD 5,000	50
CPI-U at termination	2.05% at termination	Receive	Barclays Bank plc	11/17/2023	USD 25,000	301
CPI-U at termination	2.06% at termination	Receive	BNP Paribas	11/15/2023	USD 17,000	201
CPI-U at termination	2.06% at termination	Receive	Deutsche Bank AG	11/14/2022	USD 22,000	208
CPI-U at termination	2.06% at termination	Receive	Morgan Stanley	11/13/2022	USD 9,000	83
CPI-U at termination	2.07% at termination	Receive	Barclays Bank plc	10/16/2022	USD 50,000	554
CPI-U at termination	2.08% at termination	Receive	BNP Paribas	11/13/2022	USD 7,000	60
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	04/04/2024	USD 24,000	30
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/02/2027	USD 66,000	1,162
CPI-U at termination	2.18% at termination	Receive	Barclays Bank plc	10/16/2027	USD 45,000	758

						6,269

CPI-U at termination	2.18% at termination	Receive	Credit Suisse International	05/28/2018	USD 65,000	(2,811)
CPI-U at termination	2.19% at termination	Receive	Citibank, NA	09/02/2019	USD 9,000	(338)
CPI-U at termination	2.20% at termination	Receive	Union Bank of Switzerland AG	03/09/2022	USD 10,000	(23)
CPI-U at termination	2.27% at termination	Receive	BNP Paribas	02/06/2024	USD 25,000	(68)
CPI-U at termination	2.33% at termination	Receive	Citibank, NA	07/06/2020	USD 50,000	(2,935)
CPI-U at termination	2.35% at termination	Receive	BNP Paribas	07/06/2020	USD 25,000	(1,526)
CPI-U at termination	2.41% at termination	Receive	Citibank, NA	07/01/2020	USD 50,000	(3,420)
CPI-U at termination	2.41% at termination	Receive	Deutsche Bank AG	06/30/2020	USD 20,000	(1,369)
CPI-U at termination	2.42% at termination	Receive	Citibank, NA	05/24/2020	USD 25,000	(1,788)
CPI-U at termination	2.42% at termination	Receive	Citibank, NA	06/30/2020	USD 50,000	(3,483)
CPI-U at termination	2.42% at termination	Receive	Deutsche Bank AG	12/15/2024	USD 54,000	(272)
CPI-U at termination	2.42% at termination	Receive	Royal Bank of Scotland	06/30/2020	USD 75,000	(5,254)
CPI-U at termination	2.43% at termination	Receive	Royal Bank of Scotland	06/28/2020	USD 25,000	(1,771)
CPI-U at termination	2.44% at termination	Receive	Barclays Bank plc	05/15/2024	USD 18,000	(1,022)
CPI-U at termination	2.48% at termination	Receive	Citibank, NA	09/02/2024	USD 15,000	(930)
CPI-U at termination	2.48% at termination	Receive	Deutsche Bank AG	02/21/2024	USD 40,000	(2,409)
CPI-U at termination	2.48% at termination	Receive	Royal Bank of Scotland	03/17/2024	USD 7,000	(421)
CPI-U at termination	2.49% at termination	Receive	Citibank, NA	08/27/2024	USD 22,000	(1,399)
CPI-U at termination	2.50% at termination	Receive	Deutsche Bank AG	10/10/2044	USD 8,000	(581)
CPI-U at termination	2.50% at termination	Receive	Morgan Stanley	02/04/2024	USD 34,000	(2,128)
CPI-U at termination	2.53% at termination	Receive	Morgan Stanley	01/27/2024	USD 30,000	(1,968)
CPI-U at termination	2.62% at termination	Receive	Citibank, NA	10/07/2024	USD 14,000	(213)
CPI-U at termination	2.67% at termination	Receive	Morgan Stanley	09/12/2044	USD 3,000	(396)
CPI-U at termination	2.70% at termination	Receive	Barclays Bank plc	09/03/2044	USD 5,000	(710)
CPI-U at termination	2.71% at termination	Receive	Deutsche Bank AG	02/25/2044	USD 5,000	(720)
CPI-U at termination	2.73% at termination	Receive	Royal Bank of Scotland	02/10/2044	USD 9,000	(1,373)

						(39,328)

						(33,059)

(a)	Value of floating rate index at January 31, 2018 was 2.48%.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

Summary of total swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	6,269

Total OTC swap contracts outstanding	—	6,269

Liabilities
OTC Inflation linked swaps outstanding	—	(39,328)

Total OTC swap contracts outstanding	—	(39,328)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
BHAC	—	Insured by Berkshire Hathaway Assurance Corp.
COP	—	Certificate of Participation
CPI-U	—	Consumer Price Index for All Urban Consumers
CR	—	Custodial Receipts
FGIC	—	Insured by Financial Guaranty Insurance Co.
GAN	—	Grant Anticipation Notes
GO	—	General Obligation
GTD	—	Guaranteed
ICE	—	Intercontinental Exchange
IDA	—	Industrial Development Authority
LIBOR	—	London Interbank Offered Rate
MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
Q-SBLF	—	Qualified School Bond Loan Fund
RE	—	Reinsured
Rev.	—	Revenue
USD	—	United States Dollar

(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.05%.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(w)	—	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(aa)	—	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of January 31, 2018.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$213,362	$1,237,387	$—	$1,450,749

Appreciation in Other Financial Instruments
Swaps (b)	$—	$6,269	$—	$6,269

Depreciation in Other Financial Instruments
Swaps (b)	$—	$(39,328)	$—	$(39,328)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOIs. Level 1 consists of a money market mutual fund that is held for daily investments of cash and as an investment of cash collateral for swaps. Please refer to the SOIs for state specifics of portfolio holdings.
(b)	All portfolio holdings designated as level 2 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including swaps in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

JPMorgan Tax Aware Real Return Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against the counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both the counterparty and Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor the counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation – linked swaps, to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts, Non-deliverable Forward Foreign Currency Exchange Contracts and/or OTC options with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as Restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for Over the Counter Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — 93.7% (t)
	Arizona — 1.7%
	Water & Sewer — 1.7%
150	City of Tucson, Water System, Rev., 5.00%, 07/01/2023	173

	California — 8.6%
	Education — 1.1%
75	Golden West Schools Financing Authority, Series A, Rev., NATL-RE, 5.80%, 02/01/2020	81
25	Golden West Schools Financing Authority, Beverly Hills Unified School District, Rev., NATL-RE, 5.25%, 08/01/2023	30

		111

	General Obligation — 3.9%
75	Coast Community College District, Series A, GO, 4.00%, 08/01/2022	82
100	State of California, Various Purpose, GO, 5.00%, 08/01/2028	121
165	Tustin Unified School District, School Facilities Improvement District No. 2002-1, GO, 5.00%, 08/01/2031	194

		397

	Utility — 3.6%
300	City of Los Angeles, Department of Water & Power, Power System, Series B, Rev., 5.00%, 07/01/2029	360

	Total California	868

	Connecticut — 4.0%
	Water & Sewer — 4.0%
	City of Stamford, Water Pollution Control System & Facility,
100	Series A, Rev., 6.00%, 08/15/2020	111
150	Series A, Rev., 6.00%, 08/15/2021	171
100	Series A, Rev., 6.00%, 08/15/2022	117

	Total Connecticut	399

	Florida — 8.1%
	Education — 0.2%
20	Florida State Board of Education, Lottery, Series B, Rev., 5.00%, 07/01/2018	20

	General Obligation — 2.7%
250	Florida State Board of Education, Public Education Capital Outlay, Series D, GO, 5.00%, 06/01/2025	276

	Other Revenue — 0.7%
60	County of Miami, Special Obligation, Series B, Rev., 5.00%, 10/01/2023	69

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Prerefunded — 0.2%
20	City of Port St Lucie, Utility System, Rev., AGC, 5.25%, 09/01/2018 (p)	21

	Utility — 3.5%
300	Sarasota County, Florida Utility System, Series B, Rev., 5.00%, 10/01/2025	357

	Water & Sewer — 0.8%
75	City of Auburndale, Water & Sewer, Rev., AGC-ICC, AMBAC, 5.25%, 12/01/2018	77

	Total Florida	820

	Georgia — 6.6%
	General Obligation — 3.0%
150	Dekalb County, Georgia Special Transportation, Parks and Greenspace and Libraries, GO, 5.00%, 12/01/2026	180
100	State of Georgia, Series C, GO, 5.00%, 07/01/2026	121

		301

	Water & Sewer — 3.6%
250	County of DeKalb, Water & Sewerage, Series B, Rev., 5.25%, 10/01/2026	305
60	Jackson County Water & Sewer Authority, Series A, Rev., XLCA, 5.25%, 09/01/2021	65

		370

	Total Georgia	671

	Hawaii — 0.2%
	Prerefunded — 0.2%
20	City and County of Honolulu, Honolulu Hawaii City, Wastewater System, Second Bond Resolution, Series A, Rev., AGM, 5.00%, 07/01/2018 (p)	20

	Illinois — 0.6%
	General Obligation — 0.6%
60	City of Chicago, Series A, GO, AGM, 5.50%, 01/01/2019	62

	Indiana — 1.1%
	Education — 1.1%
100	Purdue University, Student Fee, Series U, Rev., 5.25%, 07/01/2021	112

	Kansas — 0.5%
	Prerefunded — 0.5%
50	Sedgwick County Unified School District No 259 Wichita, School Building, Series A, GO, 4.50%, 10/01/2018 (p)	51

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Louisiana — 0.2%
	Water & Sewer — 0.2%
25	Tangipahoa Water District, Series A, Rev., AGM, 3.00%, 11/01/2018	25

	Maryland — 0.2%
	General Obligation — 0.2%
20	State of Maryland, State and Local Facilities Loan, Series B, GO, 5.00%, 08/01/2018	20

	Massachusetts — 6.9%
	General Obligation — 2.0%
50	Commonwealth of Massachusetts, Series A, GO, 5.00%, 01/01/2033	59
120	Town of Ludlow, Municipal Purpose Loan, GO, 5.00%, 08/15/2024	141

		200

	Prerefunded — 0.2%
20	Massachusetts State College Building Authority, Series A, Rev., AGM, 5.00%, 05/01/2018 (p)	20

	Transportation — 4.7%
	Massachusetts Bay Transportation Authority,
150	Series A, Rev., 5.25%, 07/01/2027	186
250	Series B, Rev., 5.25%, 07/01/2023	293

		479

	Total Massachusetts	699

	Missouri — 0.5%
	General Obligation — 0.5%
40	North Kansas City School District No. 74, Series A, GO, 5.00%, 03/01/2023	46

	Nevada — 2.3%
	Water & Sewer — 2.3%
200	Truckee Meadows Water Authority, Rev., 5.00%, 07/01/2031	233

	New Jersey — 1.5%
	Transportation — 1.5%
	New Jersey Transportation Trust Fund Authority, Transportation System,
80	Series A, Rev., 5.25%, 12/15/2020	86
60	Series A, Rev., 5.50%, 12/15/2021	66

	Total New Jersey	152

	New Mexico — 6.5%
	Other Revenue — 2.2%
200	New Mexico Finance Authority, Senior Lien Public Project, Series C, Rev., 5.00%, 06/01/2022	221

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Transportation — 4.3%
250	New Mexico Finance Authority, State Transportation, Senior Lien, Series B, Rev., 5.00%, 06/15/2024	269
150	New Mexico Finance Authority, State Transportation, Sub Lien, Series A-2, Rev., 5.00%, 12/15/2021	164

		433

	Total New Mexico	654

	New York — 7.8%
	Education — 0.3%
30	New York State Dormitory Authority, The New School, Rev., 5.00%, 07/01/2018	30

	General Obligation — 0.6%
	City of New York,
25	Sub Series E-1, GO, 5.38%, 10/15/2018	26
10	Sub Series E-1, GO, 6.25%, 10/15/2028	10
20	County of Tompkins, Public Improvement, Series A, GO, 4.00%, 03/01/2021	21

		57

	Other Revenue — 1.1%
110	New York City Transitional Finance Authority, Building Aid, Fiscal Year 2009, Series S-5, Rev., 5.00%, 01/15/2026	114

	Prerefunded — 4.1%
30	New York State Thruway Authority, 2nd General Highway & Bridge Trust Fund,, Series B, Rev., 5.00%, 10/01/2018 (p)	31
345	Triborough Bridge & Tunnel Authority, MTA Bridges & Tunnels, Series A, Rev., 5.00%, 01/01/2022 (p)	388

		419

	Special Tax — 1.7%
150	New York State Dormitory Authority, State Personal Income Tax, General Purpose, Series C, Rev., 5.00%, 03/15/2033	170

	Total New York	790

	Ohio — 4.4%
	General Obligation — 1.5%
125	State of Ohio, Common Schools, Series A, GO, 5.00%, 09/15/2026	150

	Prerefunded — 2.9%
250	City of Columbus, Series 1, GO, 5.00%, 07/01/2023 (p)	290

	Total Ohio	440

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Oregon — 2.6%
	General Obligation — 2.6%
215	Clackamas County School District No. 7J, Lake Oswego, GO, AGM, 5.25%, 06/01/2025	260

	Pennsylvania — 1.0%
	General Obligation — 1.0%
	Central Bucks School District,
80	Series A, GO, 4.50%, 05/15/2021 (p)	87
15	Series A, GO, 5.00%, 05/15/2023	16

	Total Pennsylvania	103

	South Carolina — 3.3%
	General Obligation — 3.3%
300	State of South Carolina, Series C, GO, 5.00%, 03/01/2022	330

	Tennessee — 0.3%
	Water & Sewer — 0.3%
30	City of Knoxville, Water System, Series BB, Rev., 5.00%, 03/01/2019	31

	Texas — 14.2%
	Education — 3.4%
30	Harris County Cultural Education Facilities Finance Corp., Methodist Hospital System, Series B, Rev., 5.50%, 12/01/2018	31
250	Permanent University Fund—University of Texas System, Series B, Rev., 5.25%, 07/01/2028	312

		343

	Prerefunded — 9.4%
	City of Dallas, Waterworks and Sewer System,
40	Rev., 5.00%, 10/01/2018 (p)	41
355	City of Houston, Combined Utility System, First Lien, Series D, Rev., 5.00%, 11/15/2021 (p)	396
210	Harris County, Series C, Rev., 5.00%, 08/15/2019 (p)	221
250	Hays County, Pass-Through Toll, GO, 5.00%, 02/15/2020 (p)	267
20	Klein Independent School District, Series A, GO, PSF-GTD, 5.00%, 08/01/2018 (p)	20

		945

	Utility — 1.1%
100	City of Weatherford, Utility System, Rev., AGM, 5.00%, 09/01/2023	115

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Municipal Bonds — continued
	Water & Sewer — 0.3%
30	North Texas Municipal Water District, Water System, Rev., 5.25%, 09/01/2020	33

	Total Texas	1,436

	Utah — 2.3%
	Other Revenue — 2.3%
200	Utah Transit Authority Sales Tax, Subordinate Sales Tax, Series A, Rev., 5.00%, 06/15/2029	233

	Virginia — 6.4%
	Education — 1.1%
50	University of Virginia, Rev., 4.00%, 09/01/2021	54
50	Virginia College Building Authority, 21st Century College & Equipment Programs, Educational Facilities, Series E-2, Rev., 5.00%, 02/01/2023	57

		111

	General Obligation — 2.3%
50	City of Alexandria, Series A, GO, 4.50%, 06/15/2020	53
150	County of Arlington, Public Improvement, GO, 5.00%, 08/15/2026	182

		235

	Utility — 3.0%
250	City of Richmond, Public Utility Revenue, Series A, Rev., 5.00%, 01/15/2025	296

	Total Virginia	642

	Washington — 1.7%
	Transportation — 1.7%
150	Central Puget Sound Regional Transit Authority, Sales Tax & Motor Vehicle Excise Tax, Series P-1, Rev., 5.00%, 02/01/2025	168

	Wisconsin — 0.2%
	Prerefunded — 0.2%
20	Wisconsin Department of Transportation, Series A, Rev., 5.00%, 07/01/2018 (p)	20

	Total Municipal Bonds (Cost $9,195)	9,458

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 3.3%
	Investment Company — 3.3%
333	JPMorgan U.S. Government Money Market Fund, Institutional Class Shares, 1.18% (Cost $333) (b) (l)	333

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

SHARES	SECURITY DESCRIPTION	VALUE($)
	Total Investments — 97.0% (Cost $9,528)	9,791
	Other Assets in Excess of Liabilities — 3.0%	306

	NET ASSETS — 100.0%	$10,097

Percentages indicated are based on net assets.

Over the Counter (“OTC”) Inflation-linked swap contracts outstanding as of January 31, 2018:

Floating Rate Index (a)	Fixed Rate	Pay/Receive Floating Rate	Counterparty	Maturity Date	Notional Amount	Value And Unrealized Appreciation (Depreciation) ($)
CPI-U at termination	2.04% at termination	Receive	BNP Paribas	11/16/2022	USD 1,000	10
CPI-U at termination	2.08% at termination	Receive	BNP Paribas	12/19/2024	USD 1,000	12
CPI-U at termination	2.17% at termination	Receive	BNP Paribas	04/04/2024	USD 600	1

						23

CPI-U at termination	2.28% at termination	Receive	Union Bank of Switzerland AG	03/16/2027	USD 700	(1)
CPI-U at termination	2.62% at termination	Receive	Royal Bank of Scotland	06/28/2025	USD 1,000	(110)
CPI-U at termination	2.72% at termination	Receive	BNP Paribas	04/01/2021	USD 4,400	(453)

						(564)

						(541)

(a)	Value of floating rate index at January 31, 2018 was 2.48%.

Summary of total swap contracts outstanding as of January 31, 2018:

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Inflation linked swaps outstanding	—	23

Total OTC swap contracts outstanding	—	23

Liabilities
OTC Inflation linked swaps outstanding	—	(564)

Total OTC swap contracts outstanding	—	(564)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

AGC	—	Insured by Assured Guaranty Corp.
AGM	—	Insured by Assured Guaranty Municipal Corp.
AMBAC	—	Insured by American Municipal Bond Assurance Corp.
CPI-U	—	Consumer Price Index for All Urban Consumers
GO	—	General Obligation
GTD	—	Guaranteed
ICC	—	Insured Custody Certificates

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

MTA	—	Metropolitan Transportation Authority
NATL	—	Insured by National Public Finance Guarantee Corp.
PSF	—	Permanent School Fund
RE	—	Reinsured
Rev.	—	Revenue
USD	—	United States Dollar
XLCA	—	Insured by XL Capital Assurance
(b)	—	Investment in affiliate. Money market fund is registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of January 31, 2018.
(p)	—	Security is prerefunded or escrowed to maturity.
(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.

A. Valuation of Investments —The valuation of investments is in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by and under the supervision and responsibility of the Board of Trustees (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at such unadjusted quoted prices and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

JPMorgan Investment Management, Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of macro or security specific events, market events and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Investments in open-end investment companies (the “Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date.

Swaps are valued utilizing market quotations from approved Pricing Services.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•	Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$333	$9,458	$—	$9,791

Appreciation in Other Financial Instruments
Inflation-Linked Swaps (a)	$—	$23	$—	$23

Depreciation in Other Financial Instruments
Inflation-Linked Swaps (a)	$—	$(564)	$—	$(564)

(a)	All portfolio holdings designated as level 1 and level 2 are disclosed individually on the SOI. Level 1 consists of a money market mutual fund that is held for daily investments of cash. Please refer to the SOI for state specifics of portfolio holdings.

JPMorgan Tax Aware Real Return SMA Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JANUARY 31, 2018 (Unaudited) (continued)

(Amounts in thousands)

There were no transfers among any levels during the period ended January 31, 2018.

B. Derivatives — The Fund used derivative instruments including swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the lack of a liquid market for these contracts allowing a Fund to close out its position(s); and, documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Portfolio to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Portfolio often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Portfolio and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable with collateral posted to a segregated account by one party to the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts collateral for mark to market gains to the Fund.

Notes (1) below describe the various derivatives used by the Fund.

(1). Swaps — The Fund engaged in various swap transactions, including inflation-linked swaps to manage inflation risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are negotiated contracts over the counter (“OTC” swaps”) between the Fund and a counterparty or centrally cleared (“centrally cleared swaps”) with a central clearinghouse through a Futures Commission Merchant (“FCM”), to exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received are recorded as assets or liabilities and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s’ custodian bank. For certain counterparties cash collateral posted by the Fund is invested in an affiliated money market fund. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A. (“JPMCB”), an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over the counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and, (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Inflation-Linked Swaps

The Fund used inflation-linked swaps to provide inflation protection within its portfolio. These are agreements between counterparties to exchange interest payments based on interest rates over the life of the swap. One cash flow stream will typically be a floating rate payment based upon the Consumer Price Index upon while the other is a pre-determined fixed interest rate. The use of swaps exposes the Fund to interest rate risk.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Trust I

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Brian S. Shlissel
Brian S. Shlissel
President and Principal Executive Officer
March 29, 2018

By:	/s/ Timothy J. Clemens
Timothy J. Clemens
Treasurer and Principal Financial Officer
March 29, 2018